UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Core Disciplined Alpha Bond Fund

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2017

Portfolio Review	1
Portfolio of Investments	10
Financial Statements	52
Notes to Financial Statements	66

LOOMIS SAYLES CORE DISCIPLINED ALPHA BOND FUND

Managers	Symbols
Lynne Royer	Institutional Class	LSABX
William Stevens[1]

[1]	Effective on June 1, 2017, William Stevens, portfolio manager of the Fund, intends to retire.

Investment Objective

The Fund seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) consistently over time while maintaining a risk profile similar to that of the Index.

Total Returns — March 31, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net
Institutional Class (Inception 11/30/16)	0.58%	0.85%	0.45%
Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[1]	0.96

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. The Bloomberg Barclays U.S. Aggregate Bond Index rolls up into other Bloomberg Barclays flagship indices, such as the multi-currency Bloomberg Barclays Global Aggregate Index and the Bloomberg Barclays U.S. Universal Index, which includes high yield and emerging markets debt. Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSFIX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 1/17/95)	2.59%	10.08%	5.26%	6.75%	0.57%	0.57%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-2.46	0.54	2.46	4.34

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes securities in the Government and Credit Indices. The Bloomberg Barclays U.S. Government Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and Agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA®, CIC	Institutional Class	LSGBX
David W. Rolley, CFA®	Retail Class	LSGLX
Lynda L. Schweitzer, CFA®	Class N	LSGNX
Scott M. Service, CFA®

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Life of Class N	Expense Ratios[3]
	6 months	1 year	5 years	10 years		Gross	Net
Institutional Class (Inception 5/10/91)	-4.33%	0.81%	0.61%	3.64%	—%	0.83%	0.75%

Retail Class (Inception 12/31/96)	-4.41	0.61	0.38	3.35	—	1.08	1.00

Class N (Inception 2/1/13)	-4.24	0.96	—	—	-0.13	0.66	0.66

Comparative Performance
Bloomberg Barclays Global Aggregate Bond Index[1]	-5.43	-1.90	0.38	3.34	-0.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols
Elaine Kan, CFA®	Institutional Class	LSGSX
Kevin P. Kearns	Retail Class	LIPRX
Maura T. Murphy, CFA®	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20173

					Life of Class N	Expense Ratios[4]
	6 months	1 year	5 years	10 years		Gross	Net
Institutional Class (Inception 5/20/91)	-1.24%	1.13%	0.63%	3.82%	—%	0.86%	0.40%

Retail Class (Inception 5/28/10)[1]	-1.28	0.83	0.35	3.53	—	1.07	0.65

Class N (Inception 2/1/17)	—	—	—	—	0.54	0.75	0.35
Comparative Performance
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index[2]	-1.18	1.48	0.97	4.24	0.51

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index covers the most liquid portion of the global investment grade fixed-rate bond market, including government, credit and collateralized securities. The liquidity constraint for all securities in the index is $300 million. Indices are unmanaged.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSHIX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 6/5/96)	5.77%	20.05%	7.79%	7.63%	0.68%	0.68%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	4.50	16.39	6.82	7.46

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSIGX
Daniel J. Fuss, CFA®, CIC
Brian P. Kennedy
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20172

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 7/1/94)	1.25%	5.64%	3.75%	6.14%	0.48%	0.48%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	-2.46	0.54	2.46	4.34

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes securities in the Government and Credit Indices. The Bloomberg Barclays U.S. Government Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and Agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Core Disciplined Alpha Bond Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,005.80	$1.50[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27*

[1] Fund commenced operations on November 30, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (121), divided by 365 (to reflect the partial period).

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,025.90	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

*   Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$956.70	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

Retail Class
Actual	$1,000.00	$955.90	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

Class N
Actual	$1,000.00	$957.60	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75%, 1.00% and 0.70% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period 10/1/2016 – 3/31/2017
Actual	$1,000.00	$987.60	$1.98[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02*

Retail Class
Actual	$1,000.00	$987.20	$3.22[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28*

Class N
Actual	$1,000.00	$1,005.40	$0.56[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1] Actual expenses for Institutional Class and Retail Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2] Class N commenced operations on February 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio of: 0.35%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,057.70	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

*   Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,012.50	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47

*   Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 107.0% of Net Assets

Non-Convertible Bonds – 106.2%

	ABS Car Loan – 5.7%
$17,340	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B, 1.597%, 4/08/2019(b)	$17,351
36,377	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1.597%, 6/10/2019(b)(c)	36,425
17,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.710%, 9/08/2022	16,875
40,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	39,635
50,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.510%, 5/18/2020(c)	49,973
36,191	Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/2019(c)	36,184
6,897	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 6/15/2021, 144A	6,899
72,000	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/2021(c)	71,423
1,788	CPS Auto Receivables Trust, Series 2014-D, Class A, 1.490%, 4/15/2019, 144A	1,788
3,986	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	3,985
2,043	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	2,042
11,421	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	11,439
22,351	CPS Auto Receivables Trust, Series 2016-C, Class A, 1.620%, 1/15/2020, 144A	22,325
35,408	CPS Auto Trust, Series 2016-D, Class A, 1.500%, 6/15/2020, 144A(c)	35,329
166,000	Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.480%, 3/15/2019, 144A(c)	165,948
84,000	Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.590%, 12/17/2018, 144A	83,998
27,000	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A	26,997
48,984	DT Auto Owner Trust, Series 2016-4A, Class A, 1.440%, 11/15/2019, 144A(c)	48,997
3,745	Flagship Credit Auto Trust, Series 2016-2, Class A1, 2.280%, 5/15/2020, 144A	3,753
159,000	Ford Credit Auto Owner Trust, Series 2017-A, Class A4, 1.920%, 4/15/2022(c)	158,803
36,000	Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.950%, 11/15/2021	35,987
106,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021	106,046
32,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.050%, 6/21/2023	32,070
62,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021	61,993

	ABS Car Loan – continued
$66,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.110%, 5/15/2023	$65,990
1,345	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	1,345
47,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.830%, 1/15/2020(c)	47,063
67,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.490%, 2/18/2020(c)	66,963
100,000	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.230%, 10/15/2020(c)	99,295
85,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2A, 1.420%, 9/16/2019(c)	84,992

		1,441,913

	ABS Credit Card – 3.4%
100,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022(c)	100,202
73,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	73,095
108,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.362%, 2/15/2022(b)(c)	108,627
92,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	92,303
61,000	Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2, 1.393%, 1/15/2025(b)	61,116
66,000	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3, 2.430%, 1/15/2025	66,000
111,000	Chase Issuance Trust, Series 2016-A3, Class A3, 1.462%, 6/15/2023(b)(c)	112,142
128,000	Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.740%, 1/19/2021(c)	128,204
125,000	Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/2022(c)	123,878

		865,567

	ABS Home Equity – 1.7%
48,011	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	48,935
55,821	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034	57,332
97,145	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(b)	96,885
62,704	Federal Home Loan Mortgage Corp., REMIC, Series 4664, Class GA, 3.500%, 9/15/2043	64,585
60,624	VOLT XXVII LLC, Series 2014-NPL7, Class A1, 3.375%, 8/27/2057, 144A(b)	60,554
40,290	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)	40,162

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$59,811	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055, 144A(b)	$60,034

		428,487

	ABS Other – 0.4%
101,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A(c)	101,325

	Aerospace & Defense – 0.3%
34,000	Rockwell Collins, Inc., 3.200%, 3/15/2024	33,961
33,000	Rockwell Collins, Inc., 4.350%, 4/15/2047	32,956

		66,917

	Automotive – 1.2%
94,000	BMW U.S. Capital LLC, 2.700%, 4/06/2022, 144A	94,091
40,000	Ford Motor Co., 5.291%, 12/08/2046	39,908
73,000	Hyundai Capital America, 3.100%, 4/05/2022, 144A	72,840
90,000	Toyota Motor Credit Corp., MTN, 1.550%, 10/18/2019(c)	89,267

		296,106

	Banking – 6.6%
82,000	American Express Credit Corp., MTN, 2.700%, 3/03/2022	81,902
66,000	Bank of America Corp., MTN, 3.248%, 10/21/2027(c)	62,821
99,000	Bank of America Corp., MTN, 4.125%, 1/22/2024(c)	103,409
48,000	Bank of America Corp., MTN, (fixed rate to 1/20/2027, variable rate thereafter), 3.824%, 1/20/2028	48,081
21,000	Bank of America NA, 2.050%, 12/07/2018	21,114
129,000	Bank of Nova Scotia (The), 2.700%, 3/07/2022(c)	129,368
10,000	Barclays PLC, 4.950%, 1/10/2047	9,989
96,000	Capital One NA, 1.650%, 2/05/2018(c)	95,984
69,000	Citigroup, Inc., 3.200%, 10/21/2026	66,003
54,000	Citigroup, Inc., 4.125%, 7/25/2028	53,101
146,000	Commonwealth Bank of Australia, 2.750%, 3/10/2022, 144A(c)	146,292
34,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	34,855
38,000	Goldman Sachs Group, Inc. (The), 4.750%, 10/21/2045	40,065
33,000	HSBC Holdings PLC, 4.375%, 11/23/2026	33,256
74,000	HSBC Holdings PLC, (fixed rate to 3/13/2027, variable rate thereafter), 3.262%, 3/13/2023	74,412
69,000	JPMorgan Chase & Co., 3.625%, 12/01/2027(c)	66,942
39,000	JPMorgan Chase & Co., (fixed rate to 2/22/2047, variable rate thereafter), 4.260%, 2/22/2048	38,887
80,000	Morgan Stanley, MTN, 2.625%, 11/17/2021(c)	79,473
41,000	Morgan Stanley, MTN, 3.125%, 7/27/2026	39,133
80,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(c)	80,003

	Banking – continued
$253,000	UBS AG, 1.375%, 6/01/2017(c)	$253,051
23,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	23,980
17,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	17,368
52,000	Westpac Banking Corp., 2.000%, 8/19/2021	50,766

		1,650,255

	Cable Satellite – 0.7%
69,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	70,976
15,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	17,051
14,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	16,119
54,000	Comcast Corp., 3.000%, 2/01/2024	53,977
8,000	Time Warner Cable LLC, 7.300%, 7/01/2038	9,913

		168,036

	Chemicals – 0.6%
51,000	Dow Chemical Co. (The), 8.550%, 5/15/2019	57,814
39,000	LYB International Finance II BV, 3.500%, 3/02/2027	38,273
15,000	LyondellBasell Industries NV, 4.625%, 2/26/2055	14,058
31,000	Westlake Chemical Corp., 5.000%, 8/15/2046, 144A	31,832

		141,977

	Collateralized Mortgage Obligations – 0.6%
10,866	Federal Home Loan Mortgage Corp., REMIC, Series 3629, Class CZ, 5.000%, 1/15/2040	11,884
53,107	Federal Home Loan Mortgage Corp., REMIC, Series 4646, Class DA, 3.500%, 1/15/2042(c)	55,037
64,349	Federal National Mortgage Association, REMIC, Series 2017-20, Class PA, 3.000%, 8/25/2044	65,284
11,649	Federal National Mortgage Association, REMIC,Series 2005-35, Class DZ, 5.000%, 4/25/2035	12,657

		144,862

	Construction Machinery – 0.3%
38,000	John Deere Capital Corp., MTN, 2.200%, 3/13/2020	38,109
29,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	29,105

		67,214

	Consumer Products – 0.1%
28,000	Newell Brands, Inc., 5.500%, 4/01/2046	31,778

	Diversified Manufacturing – 1.4%
30,000	Johnson Controls International PLC, 4.500%, 2/15/2047	30,449

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Diversified Manufacturing – continued
$95,000	Siemens Financieringsmaatschappij NV, 2.700%, 3/16/2022, 144A	$95,083
41,000	Siemens Financieringsmaatschappij NV, 3.400%, 3/16/2027, 144A	41,364
8,000	Siemens Financieringsmaatschappij NV, 4.200%, 3/16/2047, 144A	8,114
183,000	United Technologies Corp., 1.778%, 5/04/2018	182,948

		357,958

	Electric – 3.8%
34,000	Delmarva Power & Light Co., 4.150%, 5/15/2045	34,892
108,000	Dominion Resources, Inc., 2.962%, 7/01/2019	109,534
41,000	Exelon Corp., 1.550%, 6/09/2017	41,001
13,000	Exelon Corp., 5.625%, 6/15/2035	14,847
36,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A	39,323
28,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	27,130
81,000	Fortis, Inc., 3.055%, 10/04/2026, 144A	75,770
29,000	ITC Holdings Corp., 5.300%, 7/01/2043	32,267
58,000	Jersey Central Power & Light Co., 4.700%, 4/01/2024, 144A	61,926
49,000	NextEra Energy Capital Holdings, Inc., 2.700%, 9/15/2019	49,684
75,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017(c)	75,242
5,000	Progress Energy, Inc., 7.000%, 10/30/2031	6,585
20,000	Progress Energy, Inc., 7.050%, 3/15/2019	21,849
84,000	Progress Energy, Inc., 7.750%, 3/01/2031	116,976
49,000	Southern Co. (The), 2.350%, 7/01/2021	48,112
29,000	Southern Co. (The), 4.400%, 7/01/2046	27,718
26,000	Virginia Electric & Power Co., Series C, 4.000%, 11/15/2046	25,674
52,000	WEC Energy Group, Inc., 1.650%, 6/15/2018	51,977
56,000	Xcel Energy, Inc., 1.200%, 6/01/2017	55,960
38,000	Xcel Energy, Inc., 2.600%, 3/15/2022	37,822

		954,289

	Finance Companies – 0.7%
167,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	175,059

	Food & Beverage – 1.1%
80,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046	86,458
37,000	Kraft Heinz Foods Co., 2.000%, 7/02/2018	37,092
60,000	Mondelez International Holdings Netherlands BV, 1.625%, 10/28/2019, 144A	59,095
84,000	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/2021, 144A(c)	80,825
18,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	18,225

		281,695

	Government Owned – No Guarantee – 1.5%
10,000	DP World Ltd., 6.850%, 7/02/2037, 144A	11,545

	Government Owned – No Guarantee – continued
$87,000	Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022(c)	$88,573
33,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032(c)	45,958
47,000	Federal National Mortgage Association, 2.625%, 9/06/2024(c)	47,718
79,000	Petroleos Mexicanos, 5.500%, 1/21/2021	83,621
23,000	Petroleos Mexicanos, 5.625%, 1/23/2046	20,564
36,000	Tennessee Valley Authority, 3.500%, 12/15/2042	36,158
39,000	Tennessee Valley Authority, 4.250%, 9/15/2065(c)	40,923

		375,060

	Healthcare – 0.7%
74,000	Abbott Laboratories, 2.900%, 11/30/2021	74,324
35,000	Abbott Laboratories, 4.900%, 11/30/2046	36,255
17,000	Cleveland Clinic Foundation (The), 4.858%, 1/01/2114(c)	16,459
25,000	Medtronic, Inc., 4.625%, 3/15/2045	26,843
23,000	New York-Presbyterian Hospital (The), 4.763%, 8/01/2116(c)	21,234

		175,115

	Independent Energy – 1.1%
32,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	38,711
108,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	118,767
26,000	Canadian Natural Resources Ltd., 5.900%, 2/01/2018	26,851
18,000	Devon Energy Corp., 5.600%, 7/15/2041	19,036
12,000	Encana Corp., 6.500%, 5/15/2019	12,961
63,000	Noble Energy, Inc., 8.250%, 3/01/2019	70,081

		286,407

	Industrial Other – 0.1%
28,000	Wesleyan University, 4.781%, 7/01/2116(c)	25,927

	Integrated Energy – 0.6%
36,000	BP Capital Markets PLC, 3.245%, 5/06/2022	36,774
11,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	12,545
106,000	Suncor Energy, Inc., 6.100%, 6/01/2018(c)	111,570

		160,889

	Life Insurance – 1.2%
12,000	AIA Group Ltd., 2.250%, 3/11/2019, 144A	12,031
15,000	American International Group, Inc., 4.500%, 7/16/2044	14,314
125,000	Metropolitan Life Global Funding I, 1.300%, 4/10/2017, 144A(c)	125,002
105,000	Metropolitan Life Global Funding I, 3.450%, 12/18/2026, 144A(c)	105,760
37,000	Pricoa Global Funding I, 1.900%, 9/21/2018, 144A	37,075

		294,182

	Media Entertainment – 0.2%
33,000	Viacom, Inc., 3.125%, 6/15/2022	32,658
24,000	Viacom, Inc., 3.450%, 10/04/2026	22,828
8,000	Viacom, Inc., 4.375%, 3/15/2043	6,934

		62,420

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 0.7%
$59,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	$58,247
37,000	Southern Copper Corp., 6.750%, 4/16/2040	41,727
37,000	Vale Overseas Ltd., 5.875%, 6/10/2021	39,650
39,000	Vale Overseas Ltd., 6.875%, 11/21/2036	41,929

		181,553

	Midstream – 2.1%
23,000	Dominion Gas Holdings LLC, 2.500%, 12/15/2019	23,258
52,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	57,791
37,000	EnLink Midstream Partners LP, 2.700%, 4/01/2019	37,085
7,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	7,031
64,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	64,840
34,000	Kinder Morgan, Inc., 3.050%, 12/01/2019	34,572
66,000	MPLX LP, 4.500%, 7/15/2023	68,641
37,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	41,475
26,000	Sabine Pass Liquefaction LLC, 5.750%, 5/15/2024	28,335
84,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	93,222
34,000	TransCanada PipeLines Ltd., 1.625%, 11/09/2017	34,002
44,000	Williams Partners LP, 6.300%, 4/15/2040	49,311

		539,563

	Mortgage Related – 27.5%
230,051	FHLMC, 3.000%, with various maturities from 2046 to 2047(c)(d)	228,074
169,760	FHLMC, 3.500%, with various maturities in 2046(c)(d)	174,402
201,977	FHLMC, 4.000%, with various maturities from 2042 to 2046(c)(d)	213,194
208,286	FHLMC, 4.500%, with various maturities from 2043 to 2046(c)(d)	225,677
9,427	FHLMC, 6.000%, 5/01/2040	10,642
230,000	FHLMC (TBA), 3.000%, 4/01/2047(e)	227,880
290,000	FHLMC (TBA), 3.500%, 4/01/2047(e)	296,570
150,000	FHLMC (TBA), 4.000%, 5/01/2047(e)	156,996
271,932	FNMA, 3.000%, with various maturities from 2045 to 2047(c)(d)	270,331
663,918	FNMA, 3.500%, with various maturities from 2045 to 2046(c)(d)	682,093
387,945	FNMA, 4.000%, with various maturities from 2044 to 2046(c)(d)	409,042
83,962	FNMA, 5.000%, with various maturities from 2033 to 2040(d)	91,975
136,405	FNMA, 5.500%, with various maturities from 2032 to 2041(c)(d)	152,693
280,000	FNMA (TBA), 2.500%, 4/01/2032(e)	280,131
975,000	FNMA (TBA), 3.000%, with various maturities from 2032 to 2047(d)(e)	972,603
840,000	FNMA (TBA), 3.500%, with various maturities in 2047(d)(e)	857,675
540,000	FNMA (TBA), 4.000%, 4/01/2047(e)	566,409

	Mortgage Related – continued
$145,000	FNMA (TBA), 4.500%, 4/01/2047(e)	$155,467
430,000	GNMA (TBA), 3.500%, 4/01/2047(e)	445,856
375,000	GNMA (TBA), 4.000%, 4/01/2047(e)	396,065
100,000	GNMA (TBA), 4.500%, 4/01/2047(e)	106,777

		6,920,552

	Natural Gas – 0.6%
139,000	Sempra Energy, 9.800%, 2/15/2019	158,542

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
43,000	Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/2030, 144A(c)	43,359
18,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046	19,208
4,162	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	4,338
20,600	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.232%, 7/10/2045(b)	22,216
4,000	Commercial Mortgage Trust, Series 2013-CR11, Class A3, 3.983%, 8/10/2050	4,247
24,000	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/2046	24,292
1,000	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	1,041
14,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	14,342
22,000	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.502%, 11/15/2049	22,202
1,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	1,076
56,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class A, 2.933%, 6/05/2031, 144A(c)	56,843
8,000	GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046	8,140
15,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/2050	15,498
14,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.084%, 7/15/2046(b)	15,000
5,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046(b)	5,374
11,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A4, 3.787%, 2/15/2047	11,504
7,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.064%, 2/15/2047	7,431

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$23,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249%, 2/15/2048	$23,115
40,000	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.350%, 7/13/2029, 144A	41,401
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/2057	4,097
17,000	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789%, 9/15/2048	17,576
20,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.640%, 12/15/2059	20,433
16,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635%, 3/15/2050	16,411
22,000	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A4, 3.073%, 6/15/2046	22,234
2,077	WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.337%, 6/15/2046	2,130

		423,508

	Pharmaceuticals – 1.9%
88,000	AbbVie, Inc., 1.800%, 5/14/2018(c)	88,099
136,000	Actavis Funding SCS, 3.450%, 3/15/2022	138,867
47,000	Gilead Sciences, Inc., 2.950%, 3/01/2027	44,575
74,000	Johnson & Johnson, 3.625%, 3/03/2037	73,384
100,000	Novartis Capital Corp. (The), 2.400%, 5/17/2022(c)	99,463
31,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	28,567

		472,955

	Property & Casualty Insurance – 0.3%
60,000	Berkshire Hathaway Finance Corp., 1.300%, 8/15/2019(c)	59,426
26,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	26,363

		85,789

	Railroads – 0.6%
60,000	Burlington Northern Santa Fe LLC, 4.125%, 6/15/2047	59,831
26,000	CSX Corp., 3.800%, 11/01/2046	23,718
53,000	Union Pacific Corp., 3.000%, 4/15/2027	52,407
20,000	Union Pacific Corp., 4.000%, 4/15/2047	19,737

		155,693

	REITs – Shopping Centers – 0.1%
21,000	Brixmor Operating Partnership LP, 3.900%, 3/15/2027	20,604

	Retailers – 0.4%
12,000	CVS Health Corp., 5.125%, 7/20/2045	13,240
30,988	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	32,364
48,982	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	48,910

		94,514

	Sovereigns – 0.7%
$40,000	Mexico Government International Bond, 4.350%, 1/15/2047	$36,800
19,000	Qatar Government International Bond, 2.375%, 6/02/2021, 144A	18,790
80,000	Republic of Oman, 3.875%, 3/08/2022, 144A	80,900
39,000	State of Kuwait, 2.750%, 3/20/2022, 144A	39,095

		175,585

	Technology – 0.9%
5,000	Apple, Inc., 2.500%, 2/09/2022	5,022
43,000	Apple, Inc., 3.850%, 8/04/2046	41,019
23,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	25,074
11,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	13,815
15,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	19,373
107,000	Microsoft Corp., Series 30Y, 4.250%, 2/06/2047(c)	109,680

		213,983

	Tobacco – 0.5%
116,000	Reynolds American, Inc., 2.300%, 6/12/2018	116,697

	Transportation Services – 0.3%
41,000	FedEx Corp., 4.550%, 4/01/2046	40,969
33,000	TTX Co., 2.250%, 2/01/2019, 144A	33,015

		73,984

	Treasuries – 32.3%
713,000	U.S. Treasury Bond, 2.250%, 8/15/2046(c)	603,432
135,000	U.S. Treasury Bond, 2.875%, 11/15/2046	130,987
350,000	U.S. Treasury Bond, 4.750%, 2/15/2037(c)	456,982
82,000	U.S. Treasury Bond, 5.000%, 5/15/2037	110,284
2,470,000	U.S. Treasury Note, 1.000%, 11/30/2018(c)	2,461,508
13,000	U.S. Treasury Note, 1.125%, 1/31/2019	12,974
73,000	U.S. Treasury Note, 1.125%, 2/28/2019	72,835
140,000	U.S. Treasury Note, 1.250%, 3/31/2019	139,973
1,000	U.S. Treasury Note, 1.375%, 1/15/2020	998
51,000	U.S. Treasury Note, 1.375%, 2/15/2020	50,839
168,000	U.S. Treasury Note, 1.500%, 8/15/2026	155,452
2,735,000	U.S. Treasury Note, 1.750%, 11/30/2021	2,717,160
37,000	U.S. Treasury Note, 1.875%, 2/28/2022	36,920
141,000	U.S. Treasury Note, 1.875%, 3/31/2022	140,636
662,000	U.S. Treasury Note, 2.000%, 11/15/2026	639,503
298,000	U.S. Treasury Note, 2.125%, 11/30/2023(c)	296,975
15,000	U.S. Treasury Note, 2.125%, 2/29/2024	14,919
81,000	U.S. Treasury Note, 2.250%, 2/15/2027	79,965

		8,122,342

	Wirelines – 1.6%
162,000	AT&T, Inc., 3.600%, 2/17/2023(c)	164,074
19,000	AT&T, Inc., 4.300%, 12/15/2042	16,893
20,000	AT&T, Inc., 4.500%, 3/09/2048	17,785
9,000	AT&T, Inc., 5.150%, 3/15/2042	8,929
19,000	AT&T, Inc., 5.250%, 3/01/2037	19,370
61,000	Verizon Communications, Inc., 4.272%, 1/15/2036	56,486
85,000	Verizon Communications, Inc., 5.150%, 9/15/2023(c)	93,551

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$15,000	Verizon Communications, Inc., 5.250%, 3/16/2037	$15,508

		392,596

	Total Non-Convertible Bonds
	(Identified Cost $26,618,126)	26,701,898

Municipals – 0.8%

	Alabama – 0.2%
50,000	AL Economic Settlement Authority, BP Settlement, Revenue Bonds, Series B, 3.163%, 9/15/2025	50,289

	California – 0.2%
30,000	State of California, Build America Bonds, GO, 7.300%, 10/01/2039	42,391

	Illinois – 0.1%
45,000	State of Illinois, 5.100%, 6/01/2033	41,059

	New Jersey – 0.3%
65,000	New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue, Series C, 5.754%, 12/15/2028(c)	67,537

	Total Municipals
	(Identified Cost $201,015)	201,276

	Total Bonds and Notes
	(Identified Cost $26,819,141)	26,903,174

Short-Term Investments – 14.5%
1,000,000	Federal Home Loan Bank Discount Notes, 0.720%-0.750%, 4/11/2017(f)	999,866
500,000	Federal Home Loan Bank Discount Notes, 0.725%, 4/13/2017(f)	499,904
500,000	Federal Home Loan Bank Discount Notes, 0.750%, 4/18/2017(f)	499,856
500,000	Federal Home Loan Bank Discount Notes, 0.750%, 4/21/2017(f)	499,828
1,136,025	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $1,136,046 on 4/03/2017 collateralized by $1,190,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $1,161,093 including accrued interest (Note 2 of Notes to Financial Statements)	1,136,025

	Total Short-Term Investments
	(Identified Cost $3,635,356)	3,635,479

	Total Investments – 121.5%
	(Identified Cost $30,454,497)(a)	30,538,653
	Other assets less liabilities—(21.5)%	(5,405,318)

	Net Assets – 100.0%	$25,133,335

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $30,466,286 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$109,542
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(37,175)

	Net unrealized appreciation	$72,367

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $2,467,674 or 9.8% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	32.3%
Mortgage Related	27.5
Banking	6.6
ABS Car Loan	5.7
Electric	3.8
ABS Credit Card	3.4
Midstream	2.1
Other Investments, less than 2% each	25.6
Short-Term Investments	14.5

Total Investments	121.5
Other assets less liabilities	(21.5)

Net Assets	100.0%

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.0% of Net Assets

Non-Convertible Bonds – 75.2%

	ABS Other – 0.2%
$1,069,986	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$676,231
420,164	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	121,091
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	4,081
836,615	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	802,975

		1,604,378

	Aerospace & Defense – 2.5%
60,000	Arconic, Inc., 5.900%, 2/01/2027	64,233
9,800,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	9,660,350
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	170,187
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,304,822
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	646,500
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,004,500
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,929,500
245,000	Textron, Inc., 5.600%, 12/01/2017	251,161
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,629,115
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,442,815
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,488,185

		26,591,368

	Airlines – 2.5%
604,076	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	622,199
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,215,200
322,788	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	327,232
10,861,785	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	11,214,793
2,175,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	2,226,656
990,749	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,021,056
8,020	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	8,362
177,448	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	186,321

	Airlines – continued
$185,013	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$193,642
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,812,881
698,397	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	755,142
1,546,713	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,602,781
1,149,128	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,327,243
781,520	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	870,645
407,846	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	440,474
1,896,142	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,990,949
252,779	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	256,580
357,022	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	362,434

		27,434,590

	Automotive – 3.5%
690,000	Ford Motor Co., 4.346%, 12/08/2026	703,609
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,828,479
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,774,204
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,091,094
165,000	Ford Motor Co., 6.625%, 2/15/2028	191,669
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,985,977
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,249,831
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,995,229
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	619,904
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,891,862
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,298,782
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,287,165
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,078,188
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	408,750
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	531,738

		37,936,481

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – 11.7%
$6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	$6,928,631
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,360,875
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,010,911
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,102,843
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,338,980
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,135,924
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,706,178
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,504,933
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	11,357,666
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	1,653,202
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(f)	2,295,225
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	1,103,750
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,434,166
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	10,004,835
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,189,792
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,119,371
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,388,030
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,564,040
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	8,956,163
50,000	Merrill Lynch & Co., Inc., EMTN, 0.221%, 9/14/2018, (EUR)(g)	53,394
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	332,958
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,144,578
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,373,416
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,099,625
300,000	Morgan Stanley, 4.350%, 9/08/2026	307,283
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,187,110
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,457,824
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	3,765,401
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,467,595
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,088,833
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(f)	192,917

	Banking – continued
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(f)	$2,622,551
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,029,448
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(f)	2,144,750
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	738,423
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(f)	1,225,000
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,448,055

		125,834,676

	Brokerage – 1.5%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	524,295
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,915,288
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,283,998
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,465,582
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,210,719
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	2,041,818
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,888,230

		16,329,930

	Building Materials – 0.9%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,902,406
800,000	Masco Corp., 6.500%, 8/15/2032	944,170
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,588,422
815,000	Masco Corp., 7.750%, 8/01/2029	1,047,890
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,507,507

		9,990,395

	Cable Satellite – 1.0%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	691,600
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	3,050,175
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	339,857
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,720,039
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	3,809,346
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	829,000

		10,440,017

	Chemicals – 2.5%
1,180,000	Chemours Co. (The), 6.625%, 5/15/2023	1,250,800
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,621,625

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – continued
$5,240,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	$2,672,400
905,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	488,700
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,546,250
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	7,017,825
620,000	Methanex Corp., 5.250%, 3/01/2022	649,574

		27,247,174

	Construction Machinery – 0.1%
965,000	Toro Co. (The), 6.625%, 5/01/2037(b)(e)	1,076,101
414,000	United Rentals North America, Inc., 7.625%, 4/15/2022	431,078

		1,507,179

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	777,040

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	46,252

	Electric – 2.7%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,373,075
180,000	AES Corp. (The), 5.500%, 4/15/2025	182,700
2,198,486	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,409,978
2,957,287	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(e)	979,601
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,231,240
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,670,250
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,002,002
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,947,498
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,330,944
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	123,742
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,250,262
1,628,300	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(e)	1,719,241

		29,220,533

	Finance Companies – 4.3%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,813,723
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,232,384
300,000	AGFC Capital Trust I, 2.772%, 1/15/2067, 144A(g)	147,375
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,771,501

	Finance Companies – continued
$4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	$5,058,820
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,242,209
945,000	iStar, Inc., 4.875%, 7/01/2018	950,906
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,640,758
31,725(††)	Navient Corp., 6.000%, 12/15/2043	716,879
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,619,750
145,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	145,544
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,457,940
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	752,136
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	4,031,338
2,681,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	2,855,265
1,950,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,915,875
1,105,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,114,669
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,826,550
1,350,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,373,625

		46,667,247

	Food & Beverage – 0.2%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,633,558

	Government Owned – No Guarantee – 0.4%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,935,057
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,520,737
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	796,318

		4,252,112

	Healthcare – 3.2%
650,000	BioScrip, Inc., 8.875%, 2/15/2021	558,785
1,470,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,264,200
610,000	HCA, Inc., 5.875%, 3/15/2022	671,000
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,356,800
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,221,535
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,685,187
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,575,000
2,660,000	HCA, Inc., 7.690%, 6/15/2025	3,029,075
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,616,825
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,292,587
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	473,538
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,425,000
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,245,000
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	3,690,638
1,285,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,262,513

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Healthcare – continued
$1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$1,522,063
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	502,200

		34,391,946

	Home Construction – 1.1%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	567,875
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	218,025
4,276,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	3,549,080
835,000	KB Home, 8.000%, 3/15/2020	926,850
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,841,600
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,095,500
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,450

		12,214,380

	Independent Energy – 1.9%
2,920,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	3,022,200
644,000	California Resources Corp., 5.500%, 9/15/2021	476,560
86,000	California Resources Corp., 6.000%, 11/15/2024	60,200
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,794,500
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	304,850
1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	1,100,950
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	719,100
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	992,513
980,000	Continental Resources, Inc., 3.800%, 6/01/2024	911,400
185,000	Continental Resources, Inc., 4.500%, 4/15/2023	180,027
350,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	343,700
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,275,081
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	338,235
285,000	Rice Energy, Inc., 6.250%, 5/01/2022	293,550
385,000	RSP Permian, Inc., 6.625%, 10/01/2022	405,213
575,000	SM Energy Co., 5.625%, 6/01/2025	550,275
1,471,000	SM Energy Co., 6.125%, 11/15/2022	1,482,032
155,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	154,225

		20,404,611

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,184,500

	Life Insurance – 1.5%
$160,000	American International Group, Inc., 4.125%, 2/15/2024	$164,123
130,000	American International Group, Inc., 4.875%, 6/01/2022	140,713
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	4,026,044
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	237,664
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	4,937,993
690,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	567,525
495,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	412,087
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,722,675
2,270,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,135,437
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,337,116

		16,681,377

	Local Authorities – 2.2%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	653,182
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	7,625,912
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	15,375,202

		23,654,296

	Media Entertainment – 0.8%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	971,167
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,858,506
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	517,500
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,309,375
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,304,844
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	116,400
306,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	310,590
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	317,125

		8,705,507

	Metals & Mining – 1.7%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(h)(i)	1,041
6,630,000	ArcelorMittal, 7.500%, 3/01/2041	7,420,296
3,300,000	ArcelorMittal, 7.750%, 10/15/2039	3,745,500
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(h)	226,688

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	$2,603,906
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,457,750
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,398,300
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,828,200

		18,681,681

	Midstream – 1.9%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	609,500
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	312,978
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	3,487,716
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,963,907
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,438,980
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	332,813
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,401,257
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	106,400
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	128,757
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	9,238,689

		20,020,997

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
530,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(g)	530,410
860,436	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	648,874
62,017	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(g)	61,940
2,135,637	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	2,162,333

		3,403,557

	Oil Field Services – 1.3%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	5,373,375
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(e)(h)	549,000
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(e)(h)	237,060
7,170,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	7,403,025

	Oil Field Services – continued
$400,000	Transocean, Inc., 5.550%, 10/15/2022	$376,250

		13,938,710

	Packaging – 1.3%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,621,750
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	2,024,600

		13,646,350

	Paper – 1.2%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,664,093
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,625,060
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	473,674
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,400,950

		13,163,777

	Property & Casualty Insurance – 0.7%
1,630,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(d)(g)	766,100
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,479,622
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,682,518
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,324,425

		7,252,665

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	464,985

	REITs – Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,501,968

	REITs – Office Property – 0.0%
475,000	Highwoods Realty LP, 7.500%, 4/15/2018	501,615

	REITs – Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	302,733
725,000	Realty Income Corp., 6.750%, 8/15/2019	801,579

		1,104,312

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	587,062

	Retailers – 0.7%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,187,862
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,293,875
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	447,700
155,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	153,450
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	604,663

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$1,525,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	$1,647,000
2,121,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	1,871,782

		7,206,332

	Sovereigns – 1.1%
2,265,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	2,225,363
5,040,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	4,898,880
4,485,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	4,346,862

		11,471,105

	Supermarkets – 1.6%
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	777,100
690,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	669,300
7,670,000	New Albertson’s, Inc., 7.450%, 8/01/2029	7,267,325
2,445,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,383,875
3,780,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,657,150
560,000	New Albertson’s, Inc., 8.700%, 5/01/2030	554,400
2,105,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,883,975

		17,193,125

	Supranational – 1.3%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	14,188,746

	Technology – 1.3%
860,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	915,900
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,656,500
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	87,400
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,416,772
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,157,341
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	174,102
636,900	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	748,071
5,585,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	6,122,556

		14,278,642

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(b)(e)	1,828,125

	Treasuries – 11.8%
29,780,000	Canadian Government International Bond, 0.250%, 5/01/2017, (CAD)	$22,389,024
13,195,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	9,856,288
10,950,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	8,296,096
8,305,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,385,329
107,395,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	708,935
271,710,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	1,724,873
414,800(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,210,118
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,237,846
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,110,230
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	3,266,672
847,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,771,413
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	884,998
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	9,142,084
21,085,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,575,982
10,220,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,325,784
63,235,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	7,397,130
14,660,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,847,411
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,080,080
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,744,945
20,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	19,872,660

		126,827,898

	Wireless – 0.7%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,604,097
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,774,769
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	360,750

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$751,537
285,000	Sprint Corp., 7.125%, 6/15/2024	304,237

		7,795,390

	Wirelines – 2.9%
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	184,775
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	697,731
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	193,070
2,085,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,186,644
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	950,400
200,000	Embarq Corp., 7.995%, 6/01/2036	199,000
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,710,475
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(h)	307,238
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(h)	591,674
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,835,744
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	360,938
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	726,562
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,464,988
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,333,478
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,261,375
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,409,815
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	643,280
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	479,763
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	438,652
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,507,395
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,254,492

		30,737,489

	Total Non-Convertible Bonds
	(Identified Cost $825,407,575)	811,544,078

Convertible Bonds – 7.2%

	Building Materials – 0.5%
5,140,000	KB Home, 1.375%, 2/01/2019	5,265,287

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	399,438

	Consumer Products – 0.0%
$270,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	$255,150

	Diversified Manufacturing – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	619,331

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,590,825

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	292,425

	Leisure – 0.3%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,719,108

	Midstream – 0.0%
21,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	20,685
240,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	248,550

		269,235

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	231,522
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	336,478

		568,000

	Property & Casualty Insurance – 2.2%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	555,500
17,245,000	Old Republic International Corp., 3.750%, 3/15/2018	22,946,628

		23,502,128

	Technology – 3.7%
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,508,775
3,859,000	Intel Corp., 3.250%, 8/01/2039	6,741,191
305,101	Liberty Interactive LLC, 3.500%, 1/15/2031	297,344
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	11,094,187
110,000	Nuance Communications, Inc., 1.000%, 12/15/2035	104,641
495,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	494,072
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,644,977
4,095,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	4,604,316
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	2,247,250

		39,736,753

	Total Convertible Bonds
	(Identified Cost $60,709,970)	77,217,680

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 0.6%

	Michigan – 0.2%
$2,135,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$2,089,653

	Virginia – 0.4%
5,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	4,881,466

	Total Municipals
	(Identified Cost $7,942,026)	6,971,119

	Total Bonds and Notes
	(Identified Cost $894,059,571)	895,732,877

Senior Loans – 0.1%

	Media Entertainment – 0.0%
21,467	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(g)	21,789

	Other Utility – 0.1%
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(g)	786,050

	Total Senior Loans
	(Identified Cost $836,106)	807,839

Shares

Common Stocks – 3.1%

	Automobiles – 0.4%
341,305	Ford Motor Co.	3,972,790

	Diversified Telecommunication Services – 0.0%
6,123	Hawaiian Telcom Holdco, Inc.(d)	140,278

	Electronic Equipment, Instruments & Components – 0.5%
205,167	Corning, Inc.	5,539,509

	Energy Equipment & Services – 0.0%
170,674	Hercules Offshore, Inc.(b)(d)(e)(l)	—

	Internet Software & Services – 0.0%
6,787	Dex Media, Inc.(b)(c)(d)	18,325

	Oil, Gas & Consumable Fuels – 0.0%
54,259	Chesapeake Energy Corp.(d)	322,298

	Pharmaceuticals – 0.8%
160,000	Bristol-Myers Squibb Co.	8,700,800

	Semiconductors & Semiconductor Equipment – 1.4%
400,524	Intel Corp.	14,446,901

	Total Common Stocks
	(Identified Cost $33,271,817)	33,140,901

Preferred Stocks – 1.7%

Convertible Preferred Stocks – 1.2%

	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	$3,398,751

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	103,150

	Electric – 0.2%
50,764	AES Trust III, 6.750%	2,594,040

	Energy – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	4,803,250

	Midstream – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	616,763
12,055	Chesapeake Energy Corp., 5.000%	771,520
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	427,350

		1,815,633

	REITs – Health Care – 0.0%
7,400	Welltower, Inc., 6.500%	467,088

	REITs – Mortgage – 0.0%
3,106	iStar, Inc., Series J, 4.500%	157,319

	Total Convertible Preferred Stocks
	(Identified Cost $11,692,904)	13,339,231

Non-Convertible Preferred Stocks – 0.5%

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,471
2,876	Entergy New Orleans, Inc., 4.750%	298,745
4,670	Union Electric Co., 4.500%	454,064

		761,280

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,272,570

	Metals & Mining – 0.3%
68,395	Arconic, Inc., 5.375%	2,807,615

	Total Non-Convertible Preferred Stocks
	(Identified Cost $4,655,859)	4,841,465

	Total Preferred Stocks
	(Identified Cost $16,348,763)	18,180,696

Principal Amount (‡)

Short-Term Investments – 11.2%
$17,955,000	Federal Home Loan Bank Discount Notes, 0.550%, 4/04/2017(k)	17,954,659
56,045,000	Federal Home Loan Bank Discount Notes, 0.520-0.560%, 4/10/2017(k)	56,037,490

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$23,793	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $23,793 on 4/03/2017 collateralized by $24,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $24,339 including accrued interest (Note 2 of Notes to Financial Statements)	$23,793
37,610,488	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $37,611,178 on 4/03/2017 collateralized by $39,230,000 U.S. Treasury Note, 1.250% due 3/31/2021 valued at $38,365,724 including accrued interest (Note 2 of Notes to Financial Statements)	37,610,488
10,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(k)	9,983,280

Total Short-Term Investments
	(Identified Cost $121,611,434)	121,609,710

Total Investments – 99.1%
	(Identified Cost $1,066,127,691)(a)	1,069,472,023
	Other assets less liabilities—0.9%	9,960,578

	Net Assets – 100.0%	$1,079,432,601

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2017, the net unrealized appreciation on investments based on a cost of $1,068,903,362 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$82,952,371
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(82,383,710)

	Net unrealized appreciation	$568,661

(b)	Illiquid security.
(c)	Fair valued by the Fund's adviser. At March 31, 2017, the value of these securities amounted to $3,981,869 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $19,233,465 or 1.8% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	Escrow shares.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $188,345,822 or 17.4% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SLM	Sallie Mae
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2017 (Unaudited)

Banking	12.0%
Treasuries	11.8
Technology	5.0
Finance Companies	4.7
Automotive	3.5
Healthcare	3.2
Electric	3.0
Property & Casualty Insurance	2.9
Wirelines	2.9
Chemicals	2.5
Airlines	2.5
Aerospace & Defense	2.5
Local Authorities	2.2
Midstream	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	25.1
Short-Term Investments	11.2

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 97.4% of Net Assets

	Australia – 3.7%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(b)	$4,880,720
14,770,000	Australia Government International Bond, Series 142, 4.250%, 4/21/2026, (AUD)(b)	12,728,697
25,475,000	Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	21,168,504

		38,777,921

	Barbados – 0.3%
912,500	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A(b)	888,425
2,676,667	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A(b)	2,605,887

		3,494,312

	Belgium – 1.0%
2,530,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026(b)	2,558,336
470,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036(b)	497,241
3,720,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046(b)	4,020,293
2,150,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A(b)	2,212,047
1,120,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A(b)	1,168,016

		10,455,933

	Bermuda – 0.2%
1,600,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	1,562,043

	Brazil – 2.0%
33,200(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	10,600,894
3,855,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,962,940
920,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	948,962
1,275,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,208,062
1,910,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	2,442,710
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,124,193

		21,287,761

	Canada – 2.3%
1,985,000	Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(b)	2,155,323
1,250,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(b)	940,905
4,525,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)(b)	3,428,295

	Canada – continued
4,399,000	Canadian Government International Bond, 4.000%, 6/01/2041, (CAD)(b)	$4,311,639
3,139,269	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(b)	2,367,394
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	6,661,864
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	2,784,808
2,610,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	1,969,712

		24,619,940

	Cayman Islands – 0.1%
630,707	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.993%, 4/15/2032, 144A(b)(c)	630,496

	Chile – 0.7%
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(b)	5,706,140
1,375,000	Itau CorpBanca, 3.875%, 9/22/2019, 144A(b)	1,417,941

		7,124,081

	Colombia – 1.0%
3,910,000	Republic of Colombia, 3.875%, 4/25/2027	3,894,360
17,000,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	6,239,162

		10,133,522

	Denmark – 1.0%
66,250,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(b)	10,661,409

	France – 2.7%
1,800,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	2,390,248
3,670,000	BNP Paribas S.A., 3.800%, 1/10/2024, 144A(b)	3,652,112
5,370,000	BNP Paribas S.A., 4.625%, 3/13/2027, 144A	5,368,609
885,000	BNP Paribas S.A., (fixed rate to 10/14/2022, variable rate thereafter), 2.625%, 10/14/2027, (EUR)(b)	972,186
3,280,000	Credit Agricole S.A., 4.125%, 1/10/2027, 144A(b)	3,253,881
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(b)	8,765,481
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(b)	2,133,863
2,190,000	Societe Generale S.A., 4.000%, 1/12/2027, 144A(b)	2,140,594
200,000	Veolia Environnement S.A., (fixed rate to 4/16/2018, variable rate thereafter), 4.850% , (GBP)(d)	257,972

		28,934,946

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Germany – 5.9%
6,500,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	$8,131,076
12,360,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(b)	13,693,293
6,865,000	Bundesrepublik Deutschland, 0.500%, 2/15/2026, (EUR)(b)	7,541,838
24,860,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(b)	28,566,260
805,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	917,943
3,100,000	Vonovia Finance BV, EMTN, 1.500%, 6/10/2026, (EUR)	3,317,027

		62,167,437

	Hong Kong – 0.6%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	3,382,066
3,285,000	CK Hutchison International 16 Ltd., 1.875%, 10/03/2021, 144A(b)	3,164,345

		6,546,411

	Hungary – 1.0%
3,161,640,000	Hungary Government International Bond, Series 22/B, 1.750%, 10/26/2022, (HUF)	10,667,856

	Indonesia – 1.5%
202,531,000,000	Indonesia Government International Bond, Series FR53, 8.250%, 7/15/2021, (IDR)	15,958,692
200,000	Pertamina Persero PT, MTN, 5.625%, 5/20/2043	205,404

		16,164,096

	Ireland – 1.5%
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)	968,745
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(b)	2,996,982
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(b)	2,847,199
8,995,000	Ireland Government Bond, 2.000%, 2/18/2045, (EUR)(b)	9,438,492

		16,251,418

	Israel – 0.3%
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023(b)	3,053,636

	Italy – 5.0%
2,719,596	Asti RMBS S.r.l., Series 1, Class A, 0.920%, 12/27/2060, (EUR)(b)(c)	2,936,739
870,050	Berica ABS S.r.l., Series 3, Class A, 0.720%, 6/30/2061, (EUR)(b)(c)	933,823

	Italy – continued
899,370	Berica Residential S.r.l., Series 8, Class A, 0.066%, 3/31/2048, (EUR)(b)(c)	$951,731
135,000	Buzzi Unicem SpA, 2.125%, 4/28/2023, (EUR)	148,065
1,082,716	Claris Finance S.r.l., Series 2014-1, Class A1, 0.820%, 12/28/2061, (EUR)(b)(c)	1,164,591
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(b)	3,647,110
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(b)	2,742,336
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	611,475
1,645,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A(b)	1,594,161
870,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	955,198
4,800,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(b)	4,731,880
6,910,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	8,285,892
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	8,345,273
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,270,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023(b)	5,538,136
4,882,348	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.173%, 10/25/2055, (EUR)(b)(c)	5,158,502
1,307,352	Vela Home S.r.l., Series 4, Class A2, 0.044%, 10/25/2042, (EUR)(b)(c)	1,384,139
1,621,881	Voba N 3 S.r.l., Series 2011-3, Class A2, 0.671%, 11/23/2047, (EUR)(b)(c)	1,741,587

		53,140,638

	Japan – 11.8%
423,074,000(††††)	Japan Government CPI Linked Bond, Series 19, 0.100%, 9/10/2024, (JPY)(b)	3,982,431
2,246,839,200(††††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(b)	21,200,129
448,983,675(††††)	Japan Government CPI Linked Bond, Series 21, 0.100%, 3/10/2026, (JPY)(b)	4,251,342
917,500,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(b)	8,654,894
1,616,100,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	14,947,002
163,600,000	Japan Government Ten Year Bond, 1.300%, 12/20/2019, (JPY)(b)	1,528,932

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Japan – continued
575,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2021, (JPY)(b)	$5,462,577
572,450,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(b)	6,271,549
1,688,950,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(b)	18,956,655
1,083,100,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(b)	12,920,343
715,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(b)	7,498,754
174,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	1,896,136
1,545,300,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(b)	17,288,261

		124,859,005

	Korea – 0.6%
56,100,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	6,635,379

	Malaysia – 0.4%
16,625,000	Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(b)	3,725,623

	Mexico – 4.6%
3,120,000	America Movil SAB de CV, 3.125%, 7/16/2022(b)	3,143,547
145,000	America Movil SAB de CV, 5.000%, 3/30/2020	155,422
1,835,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	2,064,760
2,824,219(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	14,895,512
371,150,456(†††††)	Mexican Udibonos, CPI Linked Bond, Series S, 4.500%, 12/04/2025, (MXN)(b)	21,613,383
2,080,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(b)	2,038,400
660,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	722,246
4,430,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(b)	4,330,325

		48,963,595

	Morocco – 0.2%
1,015,000	OCP S.A., 6.875%, 4/25/2044, 144A	1,089,598
1,135,000	OCP S.A., 6.875%, 4/25/2044	1,218,418

		2,308,016

	Netherlands – 1.0%
4,000,000	ING Bank NV, EMTN, (fixed rate to 4/11/2023, variable rate thereafter), 3.000%, 4/11/2028, (EUR)(b)	$4,500,529
2,115,000	Mylan NV, 3.950%, 6/15/2026	2,070,213
3,445,000	Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	3,427,775

		9,998,517

	Norway – 1.7%
147,380,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(b)	17,982,756

	Poland – 0.2%
2,855,000	Poland Government International Bond, 3.250%, 7/25/2019, (PLN)	738,425
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(b)	1,276,841

		2,015,266

	Portugal – 1.0%
3,625,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	3,722,875
550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	577,500
1,910,000	EDP Finance BV, EMTN, 1.125%, 2/12/2024, (EUR)	1,948,451
3,885,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)(b)	4,131,338

		10,380,164

	Romania – 0.1%
1,010,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	1,105,310

	Singapore – 0.3%
3,630,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(b)	2,656,230

	South Africa – 1.2%
214,610,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(b)	13,156,183

	Spain – 2.4%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)(b)	1,093,929
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025(b)	2,697,674
1,500,000	Santander Issuances SAU, EMTN, 3.125%, 1/19/2027, (EUR)	1,640,971
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(b)	6,969,626
9,300,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	12,509,907

		24,912,107

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supranationals – 1.0%
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(b)	$2,308,010
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(b)	7,887,165

		10,195,175

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A(b)	4,552,708

	United Arab Emirates – 0.5%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,581,840
975,000	DP World Ltd., EMTN, 3.250%, 5/18/2020	988,650
2,525,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	2,759,067

		5,329,557

	United Kingdom – 7.9%
534,316	Auburn Securities PLC, Series 4, Class A2, 0.658%, 10/01/2041, (GBP)(b)(c)	660,146
4,135,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	5,207,618
690,000	Barclays PLC, 4.375%, 9/11/2024	693,633
610,000	Barclays PLC, 5.200%, 5/12/2026(b)	623,979
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(b)	726,009
2,268,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)(b)	3,172,258
362,509	Eurosail PLC, Series 2007-1X, Class A3C, 0.504%, 3/13/2045, (GBP)(b)(c)	444,120
178,559	Eurosail PLC, Series 2007-2X, Class A3C, 0.494%, 3/13/2045, (GBP)(c)	217,695
2,240,000	FCE Bank PLC, EMTN, 1.528%, 11/09/2020, (EUR)(b)	2,467,364
168,925	Great Hall Mortgages PLC, Series 2006-1, Class A2A, 0.492%, 6/18/2038, (GBP)(c)	205,918
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(b)	557,645
3,190,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(b)	4,784,680
1,810,000	Imperial Brands Finance PLC, 4.250%, 7/21/2025, 144A(b)	1,872,843
205,000	ITV PLC, 2.000%, 12/01/2023, (EUR)	223,003
1,030,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	1,049,482
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	281,400
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	144,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	221,125

	United Kingdom – continued
686,589	Precise Mortgage Funding, Series 2014-1, Class A, 1.144%, 9/12/2047, (GBP)(b)(c)	$860,707
313,558	Precise Mortgage Funding PLC, Series 2015-1, Class A, 1.294%, 3/12/2048, (GBP)(b)(c)	393,814
636,164	Residential Mortgage Securities PLC, Series 20X, Class A2A, 0.622%, 8/10/2038, (GBP)(b)(c)	781,170
545,925	Residential Mortgage Securities PLC, Series 21X, Class A3A, 0.762%, 11/12/2038, (GBP)(b)(c)	666,130
545,072	Residential Mortgage Securities PLC, Series 22X, Class A3A, 0.718%, 11/14/2039, (GBP)(b)(c)	661,428
418,554	Residential Mortgage Securities PLC, Series 28, Class A, 1.494%, 6/15/2046, (GBP)(b)(c)	527,861
706,224	RMAC PLC, Series 2005-NS3X, Class A2C, 0.031%, 6/12/2043, (EUR)(b)(c)	728,269
2,170,409	RMAC PLC, Series 2005-NS4X, Class A3A, 0.684%, 12/12/2043, (GBP)(b)(c)	2,620,370
208,523	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, 0.494%, 6/12/2044, (GBP)(c)	247,469
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(b)	5,895,331
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	463,228
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(b)	3,769,787
3,245,000	Sky PLC, 3.750%, 9/16/2024, 144A	3,277,674
315,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	360,741
2,195,000	Standard Chartered PLC, EMTN, 5.125%, 6/06/2034, (GBP)(b)	2,769,546
4,410,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	6,100,551
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, 1.760%, 7/20/2046, 144A, (GBP)(b)(c)	1,621,107
5,380,000	United Kingdom Gilt, 2.000%, 9/07/2025, (GBP)(b)	7,330,313
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(b)	5,852,865
1,435,000	United Kingdom Gilt, 4.250%, 6/07/2032, (GBP)(b)	2,472,755
4,705,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	8,501,207
1,640,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	2,065,031
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	1,931,315

		83,451,587

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – 31.3%
$504,958	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A(b)	$503,785
390,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(b)	3,503,099
3,140,000	Aircastle Ltd., 4.125%, 5/01/2024	3,143,925
4,175,000	Ally Financial, Inc., 4.125%, 2/13/2022	4,175,000
2,705,556	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,965,828
3,740,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,828,825
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(b)	2,227,948
2,745,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(b)	3,046,352
520,000	Antero Resources Corp., 5.000%, 3/01/2025, 144A	509,922
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(b)	2,068,425
2,120,000	AT&T, Inc., 4.750%, 5/15/2046(b)	1,978,144
295,000	AT&T, Inc., 4.800%, 6/15/2044(b)	276,536
3,140,000	Aviation Capital Group Corp., 4.875%, 10/01/2025, 144A(b)	3,377,685
4,510,000	Bank of America Corp., 4.100%, 7/24/2023(b)	4,724,094
1,079,920	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(b)	1,106,322
1,855,518	Bayview Opportunity Master Fund IVb Trust, Series 2017-RN1, Class A1, 3.598%, 2/28/2032, 144A(c)	1,852,805
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.412%, 8/15/2029, 144A(c)	3,870,910
1,560,000	Celgene Corp., 4.625%, 5/15/2044	1,547,194
3,650,433	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(b)	3,594,373
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(b)	2,290,020
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025	1,548,754
3,104,785	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.591%, 5/13/2031, 144A(c)(e)(f)	3,097,049
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(b)	2,616,754
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 3.031%, 8/13/2027, 144A(c)	2,800,003

	United States – continued
$3,700,000	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.632%, 10/15/2034, 144A(b)(c)	$3,718,546
98,531	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	102,729
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,506,170
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(b)	2,533,486
1,282,524	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 3.072%, 11/26/2036, 144A(c)	1,261,270
1,885,000	Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(b)(c)	1,885,877
2,500,000	Delphi Automotive PLC, 1.500%, 3/10/2025, (EUR)(b)	2,689,754
2,942,914	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(b)	3,016,486
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	493,000
3,150,000	Enable Midstream Partners LP, 4.400%, 3/15/2027	3,126,485
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,607,707
1,710,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	1,829,517
179,512	FHLMC, 4.500%, 8/01/2044	193,978
10,376,315	FNMA, 2.500%, 10/01/2046(b)	9,894,807
2,945,282	FNMA, 3.500%, with various maturities from 2045 to 2046(b)(g)	3,023,439
3,571,262	FNMA, 4.500%, with various maturities from 2043 to 2046(b)(g)	3,866,839
7,040,000	FNMA (TBA), 3.000%, 5/01/2047(h)	6,965,200
6,695,000	FNMA (TBA), 3.500%, 5/01/2047(h)	6,834,392
7,585,000	FNMA (TBA), 4.000%, 5/01/2047(h)	7,940,547
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(b)	4,869,600
185,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	160,950
915,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	774,319
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(b)	6,365,498
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,919,555
3,100,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	3,148,248
2,330,000	Gilead Sciences, Inc., 4.150%, 3/01/2047(b)	2,172,895
625,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(b)	637,495

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,247,707	GNMA, 2.555%, 5/20/2064(b)(c)	$1,296,053
1,386,285	GNMA, 2.791%, 11/20/2064(b)(c)	1,472,744
1,630,854	GNMA, 2.915%, 11/20/2064(b)(c)	1,735,882
2,629,223	GNMA, 3.080%, 10/20/2063(b)(c)	2,803,580
537,900	GNMA, 4.448%, 4/20/2065(b)(c)	580,714
1,673,343	GNMA, 4.518%, 1/20/2063(b)(c)	1,760,497
3,655,124	GNMA, 4.539%, 12/20/2061(b)(c)	3,772,926
663,699	GNMA, 4.544%, 6/20/2062(b)(c)	690,165
1,697,250	GNMA, 4.561%, 2/20/2065(b)(c)	1,834,750
1,803,692	GNMA, 4.638%, 7/20/2064(b)(c)	1,943,931
3,235,293	GNMA, 4.668%, 5/20/2064(b)(c)	3,494,965
1,783,851	GNMA, 4.670%, 7/20/2064(b)(c)	1,925,111
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024(b)	2,079,392
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,763,200
225,000	HCA, Inc., 4.750%, 5/01/2023	234,563
575,000	HCA, Inc., 5.000%, 3/15/2024	603,031
215,000	HCA, Inc., 5.250%, 4/15/2025	228,438
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,871,288
1,401,881	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(b)	1,397,268
1,400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	1,414,000
1,401,803	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A(b)	1,406,649
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	3,914,775
3,174,000	JPMorgan Chase & Co., 3.875%, 2/01/2024(b)	3,299,271
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 2.112%, 8/15/2027, 144A(b)(c)	3,800,016
584,816	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.461%, 9/26/2035, 144A(b)(c)	585,930
4,270,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026(b)	4,012,703
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,107,316
1,590,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	1,601,925
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A(b)	5,282,825
4,280,528	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A(b)	4,186,465
1,190,093	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(b)	1,201,468
835,000	MetLife, Inc., 6.400%, 12/15/2066	916,413

	United States – continued
$1,900,000	Morgan Stanley, 3.950%, 4/23/2027(b)	$1,881,739
1,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.949%, 8/12/2045, 144A(b)(c)	1,400,459
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.949%, 8/15/2045, 144A(b)(c)	1,499,505
1,370,000	MPLX LP, 4.500%, 7/15/2023	1,424,827
960,000	MPLX LP, 4.875%, 12/01/2024	1,009,860
1,030,000	MPLX LP, 4.875%, 6/01/2025	1,078,904
265,000	MPLX LP, 5.200%, 3/01/2047	266,661
1,220,000	MPLX LP, 5.500%, 2/15/2023	1,257,820
685,000	Newfield Exploration Co., 5.375%, 1/01/2026	715,414
3,540,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(b)	3,625,241
409,955	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	416,876
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(b)	7,672,141
2,015,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,979,738
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(b)(c)	2,670,225
203,956	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(b)(i)	202,480
435,000	SM Energy Co., 6.750%, 9/15/2026	438,534
695,000	Southwestern Energy Co., 4.100%, 3/15/2022	649,825
3,800,000	Southwestern Energy Co., 6.700%, 1/23/2025	3,743,000
3,594,763	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(b)	3,675,645
3,324,532	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(b)	3,344,921
1,130,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,130,000
3,605,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	3,605,000
7,628,229	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	7,825,127
2,710,000	U.S. Treasury Bond, 2.500%, 5/15/2046(b)	2,427,038
11,730,000	U.S. Treasury Bond, 2.875%, 5/15/2043(b)(j)	11,420,715
1,045,000	U.S. Treasury Bond, 3.125%, 2/15/2042(b)	1,069,125
21,964,737	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)(k)	21,429,324
7,075,000	U.S. Treasury Note, 1.625%, 10/31/2023	6,837,322

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

United States – continued
$4,995,000	U.S. Treasury Note, 1.875%, 3/31/2022	$4,982,123
1,299,750	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,355,601
1,280,000	Verizon Communications, Inc., 2.625%, 8/15/2026(b)	1,168,823
565,000	Verizon Communications, Inc., 3.850%, 11/01/2042	473,052
345,000	Verizon Communications, Inc., 4.272%, 1/15/2036	319,472
1,075,000	Verizon Communications, Inc., 4.400%, 11/01/2034(b)	1,017,264
2,045,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(b)	2,038,180
655,000	Virginia Electric & Power Co., 4.450%, 2/15/2044(b)	691,056
1,011,306	VOLT XXXV, Series 2016-NPL9, Class A1, 3.500%, 9/25/2046, 144A(c)	1,011,076
4,605,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	4,558,950
2,875,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	3,183,904

330,907,762

Total Bonds and Notes
	(Identified Cost $1,059,072,558)	1,028,808,796

Short-Term Investments – 2.3%
4,633,102	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $4,633,187 on 4/03/2017 collateralized by $4,845,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $4,727,305 including accrued interest (Note 2 of Notes to Financial Statements)	4,633,102
19,640,000	U.S. Treasury Bills, 0.890%, 09/28/2017(l)	19,553,565

Total Short-Term Investments
	(Identified Cost $24,185,704)	24,186,667

Total Investments – 99.7%
	(Identified Cost $1,083,258,262)(a)	1,052,995,463
	Other assets less liabilities—0.3%	2,723,633

	Net Assets – 100.0%	$1,055,719,096

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents principal amount including inflation adjustments.
(†††††)	Security held in units. One unit represents a principal amount of 100. Amount shown represents principal amount including inflation adjustments.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2017, the net unrealized depreciation on investments based on a cost of $1,088,470,687 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,047,366
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(53,522,590)

	Net unrealized depreciation	$(35,475,224)

(b)	Security (or a portion thereof) has been designated to cover the Fund's obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $3,097,049 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(g)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(i)	Fair valued by the Fund's adviser. At March 31, 2017, the value of this security amounted to $202,480 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Treasury Inflation Protected Security (TIPS).
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $242,916,366 or 23.0% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Brazilian Real	6,025,000	$1,890,758	$(3,817)
Sell[2]	6/21/2017	Brazilian Real	33,470,000	10,503,512	(16,280)
Sell[3]	6/21/2017	British Pound	4,030,000	5,058,618	(144,783)
Buy[4]	6/21/2017	Colombian Peso	17,000,000,000	5,851,550	233,108
Buy[5]	6/21/2017	Euro	9,845,000	10,541,394	(147,165)
Sell[5]	6/21/2017	Euro	30,360,000	32,507,539	(259,132)
Buy[6]	6/21/2017	Japanese Yen	8,073,000,000	72,734,050	2,047,109
Sell[7]	6/21/2017	Mexican Peso	422,590,000	22,304,807	(1,256,029)
Sell[5]	6/21/2017	South African Rand	168,000,000	12,355,158	227,426
Buy[6]	6/21/2017	South Korean Won	2,293,469,000	2,052,713	73,810
Sell[7]	6/21/2017	Swedish Krona	15,530,000	1,739,666	(3,739)
Buy[6]	6/21/2017	Swiss Franc	7,320,000	7,341,793	52,553

Total					$803,061

At March 31, 2017, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
6/21/2017	Australian Dollar	33,235,000	Euro[6]	23,955,916	$294,976
6/21/2017	British Pound	3,605,000	Euro[4]	4,158,006	(73,015)
6/21/2017	Euro	7,181,121	Norwegian Krone[6]	65,820,000	(17,169)
6/21/2017	Hungarian Forint	1,366,740,000	Euro[8]	4,425,350	1,176
6/21/2017	Hungarian Forint	1,641,695,000	Euro[8]	5,305,930	(8,966)
6/21/2017	Japanese Yen	3,015,000,000	Euro[4]	25,020,705	(373,211)
6/21/2017	Norwegian Krone	65,820,000	Euro[6]	7,342,008	189,437

Total					$13,228

1 Counterparty is Deutsche Bank AG

2 Counterparty is Bank of America, N.A.

3 Counterparty is State Street Bank and Trust Company

4 Counterparty is Morgan Stanley & Co.

5 Counterparty is Citibank N.A.

6 Counterparty is Credit Suisse International

7 Counterparty is UBS AG

8 Counterparty is HSBC Bank USA

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro Bund	6/08/2017	165	$28,413,466	$(51,287)
Ultra Long U.S. Treasury Bond	6/21/2017	142	22,808,750	283,796
5 Year U.S. Treasury Note	6/30/2017	824	97,006,688	(169,437)

Total				$63,072

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2017	902	$112,355,375	$(173,293)
30 Year U.S. Treasury Bond	6/21/2017	265	39,973,594	295,812

Total				$122,519

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	42.4%
Banking	7.8
Mortgage Related	6.0
Local Authorities	3.1
Non-Agency Commercial Mortgage-Backed Securities	3.1
ABS Home Equity	2.9
ABS Other	2.6
Government Owned - No Guarantee	2.2
Life Insurance	2.2
Sovereigns	2.0
Electric	2.0
Other Investments, less than 2% each	21.1
Short-Term Investments	2.3

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	0.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	43.2%
Euro	17.2
Japanese Yen	12.8
British Pound	5.8
Australian Dollar	3.7
Mexican Peso	3.4
Norwegian Krone	3.1
Canadian Dollar	2.5
Other, less than 2% each	8.0

Total Investments	99.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 95.3% of Net Assets

	Banking – 2.0%
$200,000	Credit Suisse AG, 6.500%, 8/08/2023, 144A	$219,579
200,000	Deutsche Bank AG, (fixed rate to 4/30/2020, variable rate thereafter), 6.250%(b)	189,500
200,000	Societe Generale S.A., (fixed rate to 1/27/2020, variable rate thereafter), 6.000%(b)	190,748
200,000	UBS Group AG, (fixed rate to 3/22/2021, variable rate thereafter), 6.875%(b)	207,750

		807,577

	Chemicals – 0.5%
200,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	201,500

	Treasuries – 92.8%
2,044,572	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(c)	1,946,285
779,495	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(c)	767,536
1,198,887	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(c)	1,217,109
2,694,665	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(c)	3,784,368
3,523,857	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(c)(d)	3,553,496
3,643,245	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(c)(d)	3,697,569
8,087,796	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(c)(d)	8,171,197
4,365,599	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(c)(d)	4,259,183
3,946,558	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(c)(d)	3,912,989
3,424,711	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(c)(d)	3,433,465
2,010,220	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(c)	2,001,492
1,443,818	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(c)	1,470,006

		38,214,695

	Total Bonds and Notes
	(Identified Cost $39,076,247)	39,223,772

Short-Term Investments – 4.5%
$1,851,908	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $1,851,942 on 4/03/2017 collateralized by $1,960,000 U.S. Treasury Note, 1.125% due 9/30/2021 valued at $1,893,697 including accrued interest (Note 2 of Notes to Financial Statements)	$1,851,908
20,000	U.S. Treasury Bills, 0.586%, 07/13/2017(e)(f)	19,956

	Total Short-Term Investments
	(Identified Cost $1,871,874)	1,871,864

	Total Investments – 99.8%
	(Identified Cost $40,948,121)(a)	41,095,636
	Other assets less liabilities—0.2%	72,845

	Net Assets – 100.0%	$41,168,481

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $41,070,943 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$236,026
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(211,333)

	Net unrealized appreciation	$24,693

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).
(d)	Security (or a portion thereof) has been designated to cover the Fund's obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $421,079 or 1.0% of net assets.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2017	7	$871,938	$207

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2017	24	$5,194,875	$(1,919)
Ultra 10 Year U.S. Treasury Note	6/21/2017	17	2,276,141	(2,354)
Ultra Long U.S. Treasury Bond	6/21/2017	7	1,124,375	1,857

Total				$(2,416)

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	92.8%
Banking	2.0
Chemicals	0.5
Short-Term Investments	4.5

Total Investments	99.8
Other assets less liabilities (including futures contracts)	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 79.5% of Net Assets

Non-Convertible Bonds – 67.7%
	Aerospace & Defense – 1.9%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$99,358
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,115,187
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	118,620
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,217,425
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,004,500
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,902,000
2,610,000	Textron Financial Corp., 2.774%, 2/15/2067, 144A(b)	1,970,550
625,000	TransDigm, Inc., 6.500%, 5/15/2025	630,469

		14,058,109

	Airlines – 1.8%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,590,000
334,743	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	344,785
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	837,338
160,737	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	171,586
21,655	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	22,578
331,430	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	338,877
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,201,750
196,924	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	197,542
1,121,847	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,235,198
234,134	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	252,865
1,967,969	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,054,068
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,841,875
140,955	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	143,075
199,139	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	202,158

		13,433,695

	Automotive – 0.9%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,030,000

	Automotive – continued
$2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	$2,278,100
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,698,494

		7,006,594

	Banking – 1.3%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(c)	942,450
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,191,380
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	168,000
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,631,781
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	109,494
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	1,620,737
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(c)	79,262

		9,743,104

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	334,250
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,697,320

		2,031,570

	Building Materials – 1.1%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	4,081,719
670,000	Masco Corp., 6.500%, 8/15/2032	790,742
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,520,825

		8,393,286

	Cable Satellite – 1.6%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	128,438
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,800
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	71,838
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,303,600
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	315,000
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,202,944
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,396,950
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,820,971
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,999,500
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	154,068

		12,455,109

	Chemicals – 2.7%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,055,750
1,060,000	GCP Applied Technologies, Inc., 9.500%, 2/01/2023, 144A	1,203,100

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – continued
$4,738,000	Hercules LLC, 6.500%, 6/30/2029(d)(e)	$4,554,403
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(d)(f)	1,307,640
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(d)(f)	1,426,140
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,392,500
4,680,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	5,370,300
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,704,204

		20,014,037

	Construction Machinery – 0.7%
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,411,100
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,418,600
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,188,450

		5,018,150

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	139,725
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,077,935

		2,217,660

	Electric – 0.7%
455,000	AES Corp. (The), 4.875%, 5/15/2023	452,725
200,000	AES Corp. (The), 5.500%, 4/15/2025	203,000
340,000	Dynegy, Inc., 5.875%, 6/01/2023	311,525
665,000	Dynegy, Inc., 7.625%, 11/01/2024	635,075
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,155,000
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,502,900

		5,260,225

	Finance Companies – 2.7%
1,000,000	AGFC Capital Trust I, 2.772%, 1/15/2067, 144A(b)	491,250
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	253,072
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	64,649
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	354,061
3,980,000	iStar, Inc., 4.875%, 7/01/2018	4,004,875
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,197,438
1,900,000	iStar, Inc., 6.500%, 7/01/2021	1,952,250
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,003,840
1,365,000	Navient Corp., MTN, 6.125%, 3/25/2024	1,300,162
115,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	115,431
325,000	Navient LLC, MTN, 7.250%, 1/25/2022	337,496

	Finance Companies – continued
$5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	$4,315,125
3,205,000	Springleaf Finance Corp., 5.250%, 12/15/2019	3,233,044
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	848,269

		20,470,962

	Food & Beverage – 0.1%
1,081,000	Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,114,781

	Government Guaranteed – 0.4%
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,381,593

	Government Owned – No Guarantee – 0.1%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	742,680
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	379,041

		1,121,721

	Healthcare – 6.1%
1,080,000	BioScrip, Inc., 8.875%, 2/15/2021	928,444
6,945,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	5,972,700
2,825,000	HCA, Inc., 5.875%, 5/01/2023	3,051,000
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,170,169
4,660,000	HCA, Inc., 7.500%, 11/06/2033	5,096,875
1,815,000	HCA, Inc., 7.690%, 6/15/2025	2,066,831
375,000	HCA, Inc., 8.360%, 4/15/2024	442,031
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,309,444
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,267,344
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,595,656
1,465,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,488,806
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	540,826
2,055,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	2,019,038
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	8,861,405
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,456,031
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,624,235

		45,890,835

	Home Construction – 1.5%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	309,750
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022, 144A	2,414,475
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(d)(e)	712,215
595,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	493,850
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,144,150
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	392,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,497,750

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	$1,030,000

		10,994,190

	Independent Energy – 8.3%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	516,767
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	452,781
2,840,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,939,400
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	424,175
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	765,600
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	4,658,362
647,000	California Resources Corp., 5.500%, 9/15/2021	478,780
106,000	California Resources Corp., 6.000%, 11/15/2024	74,200
2,505,000	California Resources Corp., 8.000%, 12/15/2022, 144A	2,035,312
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	900,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	2,835,000
630,000	Continental Resources, Inc., 3.800%, 6/01/2024	585,900
325,000	Continental Resources, Inc., 4.500%, 4/15/2023	316,264
2,040,000	Continental Resources, Inc., 5.000%, 9/15/2022	2,060,400
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	6,987,000
1,230,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	1,207,860
405,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	344,250
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,135,063
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,202,675
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(f)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	553,920
340,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	336,600
5,250,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	2,703,750
538,000	RSP Permian, Inc., 6.625%, 10/01/2022	566,245
1,140,000	Sanchez Energy Corp., 6.125%, 1/15/2023	1,057,350
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,200,150

	Independent Energy – continued
$545,000	SM Energy Co., 5.625%, 6/01/2025	$521,565
572,000	SM Energy Co., 6.125%, 11/15/2022	576,290
145,000	SM Energy Co., 6.500%, 11/15/2021	148,625
1,000,000	SM Energy Co., 6.500%, 1/01/2023	1,015,000
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,332,825
660,000	Southwestern Energy Co., 5.800%, 1/23/2020	666,188
6,345,000	Southwestern Energy Co., 6.700%, 1/23/2025	6,249,825
4,526,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,514,685
2,005,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	1,984,950
1,690,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,681,550

		63,029,307

	Industrial Other – 0.3%
1,340,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	1,400,300
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	654,050

		2,054,350

	Life Insurance – 0.4%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,363,850
280,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	386,750

		2,750,600

	Local Authorities – 0.2%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,657,291

	Media Entertainment – 0.4%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	760,000
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,419,862
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	792,578

		2,972,440

	Metals & Mining – 6.1%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(d)(f)(g)(i)	1,659
500,000	AK Steel Corp., 7.625%, 10/01/2021	521,875
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,578,968
3,000,000	ArcelorMittal, 6.000%, 8/05/2020	3,232,500
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,969,250
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	2,044,086
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(d)(e)(g)	106,313
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,671,562
12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	10,155,000

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$785,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	$802,662
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	4,049,100
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	565,763
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	2,034,375
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	833,000
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,540,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	806,250
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,822,600

		45,734,963

	Midstream – 1.2%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	810,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,930,495
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,758,165
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	822,167

		9,320,827

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
320,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(b)	320,248
1,423,758	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(d)(e)	1,441,555

		1,761,803

	Oil Field Services – 2.3%
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	2,807,438
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(d)(e)(g)	239,400
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(d)(e)(g)	552,960
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	5,505,500
1,797,317	Precision Drilling Corp., 6.625%, 11/15/2020	1,806,303
5,675,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,859,437
530,000	Transocean, Inc., 6.800%, 3/15/2038	435,925

		17,206,963

	Packaging – 0.3%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	345,050

	Packaging – continued
$1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	$1,939,800

		2,284,850

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(j)	902,400
3,245,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(c)	3,309,900

		4,212,300

	Railroads – 0.0%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(e)	292,010
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(d)(e)	29,595

		321,605

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	528,356

	Retailers – 1.5%
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,974,924
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	503,750
1,925,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,905,750
675,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	688,500
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	125,813
1,265,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,366,200
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	634,806
4,499,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	3,970,367

		11,170,110

	Supermarkets – 3.6%
6,060,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,741,850
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,793,375
10,375,000	New Albertson’s, Inc., 8.000%, 5/01/2031	10,037,812
5,625,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,568,750
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	984,500
825,000	Safeway, Inc., 3.950%, 8/15/2020	798,188
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,540,563

		27,465,038

	Technology – 1.9%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	930,810
1,499,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,648,900

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Technology – continued
$4,210,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	$4,599,425
3,420,000	Amkor Technology, Inc., 6.375%, 10/01/2022	3,531,150
1,000,000	Micron Technology, Inc., 5.500%, 2/01/2025	1,037,500
2,210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	2,538,737
12,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	12,586

		14,299,108

	Transportation Services – 0.3%
3,285,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	2,402,156
78,571	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(k)	78,571

		2,480,727

	Treasuries – 8.9%
2,385,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	2,504,122
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	300,369
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	191,537
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	119,817
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	28,058
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	342,546
635,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	443,167
60,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	41,929
1,540,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	1,073,262
24,750,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	163,380
50,205,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	318,712
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	610,626

	Treasuries – continued
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	$1,701,964
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	8,979,827
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	442,499
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	3,078,777
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,786,331
1,575,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	204,316
1,590,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	185,996
2,260,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	284,799
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,351,993
20,850,000	U.S. Treasury Note, 0.750%, 1/31/2018	20,799,501
12,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	11,958,744

		66,912,272

	Wireless – 1.4%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,491,917
7,280,000	Sprint Capital Corp., 6.875%, 11/15/2028	7,689,500
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	258,538
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	618,612
760,000	Sprint Corp., 7.125%, 6/15/2024	811,300

		10,869,867

	Wirelines – 5.5%
1,350,000	CenturyLink, Inc., 7.650%, 3/15/2042	1,186,313
1,495,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,321,670
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	379,225
2,460,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,579,925
1,539,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	1,477,440
1,945,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,609,488
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	374,325
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,983,059
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	874,940
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,236,000
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	914,150
1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	1,200,600

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(g)	$66,250
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	307,238
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	730,891
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	759,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,428,281
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,998,750
645,000	Qwest Corp., 7.250%, 9/15/2025	704,995
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,395,976
2,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,791,662
2,140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,162,727
2,595,000	Uniti Group, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,737,725
610,000	Windstream Services LLC, 7.500%, 6/01/2022	594,750
4,740,000	Windstream Services LLC, 7.500%, 4/01/2023	4,455,600
260,000	Windstream Services LLC, 7.750%, 10/15/2020	263,900
375,000	Windstream Services LLC, 7.750%, 10/01/2021	369,375

		41,904,255

	Total Non-Convertible Bonds
	(Identified Cost $501,642,010)	511,542,653

Convertible Bonds – 11.3%

	Aerospace & Defense – 0.3%
1,895,000	RTI International Metals, Inc., 1.625%, 10/15/2019	2,200,569

	Automotive – 0.3%
2,331,000	Navistar International Corp., 4.500%, 10/15/2018	2,291,664
195,000	Navistar International Corp., 4.750%, 4/15/2019	187,200

		2,478,864

	Building Materials – 0.8%
3,510,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	3,295,013
2,050,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	2,117,906
770,000	KB Home, 1.375%, 2/01/2019	788,769

		6,201,688

	Cable Satellite – 1.7%
10,465,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	12,643,028

	Consumer Products – 0.4%
$3,622,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	$3,422,790

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,811,278

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	493,106

	Healthcare – 0.5%
1,465,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	1,727,784
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	1,845,063

		3,572,847

	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,913,330

	Midstream – 0.5%
26,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	25,610
3,590,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	3,717,894

		3,743,504

	Pharmaceuticals – 0.2%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	254,109
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	365,994
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	698,906
255,000	Ironwood Pharmaceuticals, Inc., 2.250%, 6/15/2022	316,997

		1,636,006

	Property & Casualty Insurance – 1.1%
6,242,000	Old Republic International Corp., 3.750%, 3/15/2018	8,305,761

	Technology – 4.6%
3,565,000	Ciena Corp., 0.875%, 6/15/2017	3,549,403
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,402,700
1,984,000	Intel Corp., 3.250%, 8/01/2039	3,465,800
41,605	Liberty Interactive LLC, 3.500%, 1/15/2031	40,547
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	11,094,188
9,615,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,146,557
425,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	424,203
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,014,343
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	923,375

		35,061,116

	Total Convertible Bonds
	(Identified Cost $72,151,140)	85,483,887

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 0.5%

	District of Columbia – 0.1%
$540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$731,052

	Puerto Rico – 0.4%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(g)	2,641,200

	Total Municipals
	(Identified Cost $4,113,030)	3,372,252

	Total Bonds and Notes
	(Identified Cost $577,906,180)	600,398,792

Loan Participations – 0.1%

	ABS Other – 0.1%
557,885	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(d)(e) (Identified Cost $562,070)	554,399

Senior Loans – 0.5%

	Chemicals – 0.2%
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(b)	1,605,975

	Financial Other – 0.1%
725,200	DBRS Ltd., Term Loan, 6.304%, 3/04/2022(b)	690,151

	Media Entertainment – 0.0%
6,813	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(b)	6,915

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	378,637
155,974	Petroleum Geo-Services ASA, New Term Loan B, 3.647%, 3/19/2021(b)	128,289

		506,926

	Other Utility – 0.1%
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(b)	323,375

	Retailers – 0.0%
301,886	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	288,301

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(d)(e)	112,243

	Transportation Services – 0.0%
139,839	OSG Bulk Ships, Inc., OBS Term Loan, 5.290%, 8/05/2019(b)	138,441

	Total Senior Loans
	(Identified Cost $3,788,325)	3,672,327

Shares	Description	Value (†)

Common Stocks – 6.7%

	Automobiles – 1.3%
876,900	Ford Motor Co.	$10,207,116

	Electronic Equipment, Instruments & Components – 4.0%
1,119,766	Corning, Inc.	30,233,682

	Energy Equipment & Services – 0.0%
142,224	Hercules Offshore, Inc.(d)(e)(j)(m)	—

	Internet Software & Services – 0.0%
2,154	Dex Media, Inc.(d)(f)(j)	5,816

	Oil, Gas & Consumable Fuels – 0.0%
2,846	Chesapeake Energy Corp.(j)	16,905
588	Pacific Exploration and Production Corp.(j)	18,792
78,750	Rex Energy Corp.(j)	36,973

		72,670

	Pharmaceuticals – 0.5%
64,900	Bristol-Myers Squibb Co.	3,529,262

	Semiconductors & Semiconductor Equipment – 0.9%
183,447	Intel Corp.	6,616,933

	Total Common Stocks
	(Identified Cost $44,335,333)	50,665,479

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.5%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	171,120

	Communications – 0.0%
942	Cincinnati Bell, Inc., 6.750%	46,648

	Electric – 0.1%
17,119	AES Trust III, 6.750%	874,781

	Energy – 0.7%
98,558	El Paso Energy Capital Trust I, 4.750%	4,927,900

	Midstream – 0.4%
12,537	Chesapeake Energy Corp., 5.000%	802,368
3,000	Chesapeake Energy Corp., 5.750%, 144A	1,942,500
160	Chesapeake Energy Corp., Series A, 5.750%, 144A	103,600
30	Chesapeake Energy Corp., 5.750%	19,425

		2,867,893

	REITs – Mortgage – 0.2%
37,475	iStar, Inc., Series J, 4.500%	1,898,108

	Technology – 0.1%
9,507	Belden, Inc., 6.750%	922,179

	Total Convertible Preferred Stocks
	(Identified Cost $10,423,635)	11,708,629

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	$464,760

	Finance Companies – 0.1%
5,300	iStar, Inc., Series F, 7.800%	130,009
2,575	iStar, Inc., Series G, 7.650%	62,573
12,475	SLM Corp., Series A, 6.970%	632,482

		825,064

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	678,209

	REITs – Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	255,252

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,818,099)	2,223,285

	Total Preferred Stocks
	(Identified Cost $12,241,734)	13,931,914

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(d)(f)(j) (Identified Cost $0)	—

Principal Amount (‡)

Short-Term Investments – 10.6%
$52,291	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $52,291 on 4/03/2017 collateralized by $53,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $53,406 including accrued interest (Note 2 of Notes to Financial Statements)	52,291
68,297,985	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $68,299,237 on 4/03/2017 collateralized by $68,940,000 U.S. Treasury Note, 2.125% due 6/30/2022 valued at $69,666,214 including accrued interest (Note 2 of Notes to Financial Statements)	68,297,985
12,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(l)	11,979,936

	Total Short-Term Investments
	(Identified Cost $80,332,742)	80,330,212

	Total Investments – 99.2%
	(Identified Cost $719,166,384)(a)	749,553,123
	Other assets less liabilities—0.8%	5,829,900

	Net Assets – 100.0%	$755,383,023

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $720,124,859 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$80,694,520
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(51,266,256)

	Net unrealized appreciation	$29,428,264

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $15,312,374 or 2.0% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $2,819,826 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Non-income producing security.
(k)	Maturity has been extended under the terms of a plan of reorganization.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Escrow shares.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $154,745,233 or 20.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
SLM	Sallie Mae
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	8.9%
Independent Energy	8.3
Technology	6.6
Healthcare	6.6
Metals & Mining	6.1
Wirelines	5.5
Electronic Equipment, Instruments & Components	4.0
Supermarkets	3.6
Cable Satellite	3.3
Finance Companies	2.9
Chemicals	2.9
Oil Field Services	2.4
Aerospace & Defense	2.2
Midstream	2.1
Other Investments, less than 2% each	23.2
Short-Term Investments	10.6

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.2% of Net Assets

Non-Convertible Bonds – 78.8%

	ABS Home Equity – 0.0%
$42,160	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.065%, 7/25/2035(b)(c)	$38,908

	ABS Other – 3.4%
2,773,340	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(e)	2,741,447
9,498,613	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	9,675,843
544,588	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	559,665
316,017	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	304,120
721,931	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	726,800

		14,007,875

	Aerospace & Defense – 0.3%
480,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	495,110
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	579,682

		1,074,792

	Airlines – 1.8%
292,419	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	301,192
495,375	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	510,528
122,101	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	130,343
78,077	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	81,981
85,614	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	89,607
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	871,637
626,947	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	689,642
720,741	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	825,249
1,559,898	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,719,054
736,162	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	773,890

	Airlines – continued
$455,197	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	$525,752
864,732	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	907,969

		7,426,844

	Automotive – 3.0%
840,000	Cummins, Inc., 5.650%, 3/01/2098	890,970
10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	11,168,561
540,000	General Motors Co., 5.200%, 4/01/2045	529,315

		12,588,846

	Banking – 9.0%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,875,000
800,000	Bank of America Corp., 5.490%, 3/15/2019	846,699
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	406,168
683,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	685,482
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	836,093
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	761,588
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,502,974
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,135,472
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,786,317
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	715,491
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,187,700
300,000	JPMorgan Chase & Co., EMTN, 0.817%, 5/30/2017, (GBP)(b)	375,678
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,432,829
665,000	Morgan Stanley, 2.500%, 1/24/2019	671,560
615,000	Morgan Stanley, 3.950%, 4/23/2027	609,089
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,244,494
840,000	Morgan Stanley, 5.750%, 1/25/2021	932,447
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,166,506
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,619,832
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	432,056
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	956,589
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,853,797
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	345,355
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	1,999,159

		37,378,375

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 1.2%
$3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	$3,463,433
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	981,608
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	494,335
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	91,327

		5,030,703

	Building Materials – 0.9%
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,192,015
285,000	Masco Corp., 7.750%, 8/01/2029	366,440
1,712,000	Owens Corning, 7.000%, 12/01/2036	2,094,074

		3,652,529

	Cable Satellite – 0.1%
15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	14,124
185,000	Time Warner Cable LLC, 5.500%, 9/01/2041	189,726

		203,850

	Chemicals – 0.8%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	3,077,362
140,000	Methanex Corp., 5.250%, 3/01/2022	146,678

		3,224,040

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	564,426
4,279	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020(c)	4,454

		568,880

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	515,444

	Diversified Manufacturing – 2.5%
65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	66,809
12,895,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	9,147,865
286,000	General Electric Co., Series A, MTN, 1.323%, 5/13/2024(b)	276,774
592,000	Snap-on, Inc., 6.700%, 3/01/2019	645,240

		10,136,688

	Electric – 2.2%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	1,420,862
818,032	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(d)(e)	270,973
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	468,000
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,710,050
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	750,751

	Electric – continued
$1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	$1,506,712
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	657,073
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,458,640

		9,243,061

	Finance Companies – 2.6%
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	937,419
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,241,181
875,000	Navient Corp., MTN, 6.125%, 3/25/2024	833,437
490,000	Navient LLC, 4.875%, 6/17/2019	501,638
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,103,635
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	129,968
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	164,724
507,000	Navient LLC, MTN, 7.250%, 1/25/2022	526,494
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	764,283
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	616,346

		10,819,125

	Government Guaranteed – 1.1%
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,029,466
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	527,299

		4,556,765

	Government Owned – No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	880,084
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	667,988
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	515,750

		2,063,822

	Health Insurance – 0.0%
15,000	Cigna Corp., 7.875%, 5/15/2027	20,073

	Healthcare – 0.6%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	711,054
1,520,000	HCA, Inc., 4.500%, 2/15/2027	1,520,000
42,000	HCA, Inc., 5.875%, 3/15/2022	46,200
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	255,490

		2,532,744

	Home Construction – 0.9%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,485,280
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,132,625

		3,617,905

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – 0.0%
$22,950	FNMA, 2.802%, 2/01/2037(b)	$23,875
30,708	FNMA, 3.123%, 9/01/2036(b)	32,720

		56,595

	Independent Energy – 1.6%
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	45,942
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	41,895
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	418,500
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	77,850
1,632,000	EQT Corp., 6.500%, 4/01/2018	1,703,403
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,542,227
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,829,552

		6,659,369

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	545,594

	Life Insurance – 2.5%
50,000	American International Group, Inc., 4.125%, 2/15/2024	51,288
71,000	American International Group, Inc., 4.875%, 6/01/2022	76,851
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(d)(e)	2,032,021
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,902,714
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,419,816
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,855,175

		10,337,865

	Local Authorities – 1.1%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,894,228
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,699,446

		4,593,674

	Media Entertainment – 0.5%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	253,669
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	737,277
50,000	Viacom, Inc., 4.375%, 3/15/2043	43,339
845,000	Viacom, Inc., 5.250%, 4/01/2044	828,746
305,000	Viacom, Inc., 5.850%, 9/01/2043	321,234

		2,184,265

	Metals & Mining – 1.7%
319,000	ArcelorMittal, 7.000%, 2/25/2022	362,824
1,750,000	ArcelorMittal, 7.500%, 3/01/2041	1,958,600
387,000	ArcelorMittal, 7.750%, 10/15/2039	439,245
1,717,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	1,755,633

	Metals & Mining – continued
$1,571,000	United States Steel Corp., 7.500%, 3/15/2022	$1,631,876
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	963,950

		7,112,128

	Midstream – 2.2%
159,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	168,540
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,542,644
1,330,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,313,999
152,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	168,625
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	654,279
3,760,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,980,148
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	61,579
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	615,000
500,000	Williams Partners LP, 3.350%, 8/15/2022	499,154

		9,003,968

	Mortgage Related – 0.0%
277	FHLMC, 10.000%, with various maturities in 2018(g)	286
736	FNMA, 6.000%, 12/01/2018	831
252	GNMA, 10.000%, 5/15/2018	253

		1,370

	Natural Gas – 0.4%
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,738,741

	Non-Agency Commercial Mortgage-Backed Securities – 1.5%
298,567	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/2039(b)	298,411
699,630	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/2039(b)	702,996
306,789	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	308,129
741,296	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	745,167
87,873	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.949%, 8/10/2045(b)	87,783
381,763	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	287,896
391,578	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.841%, 6/15/2049(b)	391,706

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$454,687	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.301%, 1/11/2043(b)	$465,821
3,515,000	Original Wempi, Inc., 4.309%, 2/13/2024, (CAD)	2,766,115
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.641%, 3/15/2044, 144A(b)	97,137

		6,151,161

	Packaging – 0.4%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,759,600

	Paper – 0.3%
704,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	913,074
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	217,449
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	180,025

		1,310,548

	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(h)	40,890
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,742,467
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,800,177

		3,583,534

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(e)	133,916

	REITs – Office Property – 0.2%
816,000	Highwoods Realty LP, 7.500%, 4/15/2018	861,721

	REITs – Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	119,992
270,000	Realty Income Corp., 6.750%, 8/15/2019	298,519

		418,511

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	504,799

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	50,325

	Sovereigns – 2.3%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,743,505
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,824,435
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,879,228

	Sovereigns – continued
$2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	$2,272,319

		9,719,487

	Supermarkets – 0.7%
171,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	194,938
272,000	New Albertson’s, Inc., 7.450%, 8/01/2029	257,720
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	224,250
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	983,947
167,000	New Albertson’s, Inc., 8.700%, 5/01/2030	165,330
65,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	58,175
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,057,685

		2,942,045

	Supranational – 0.6%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,387,678

	Technology – 1.4%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,262,795
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	1,058,549
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	38,806
209,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	245,481
1,125,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,233,281

		5,838,912

	Transportation Services – 0.2%
76,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	55,575
717,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	870,221

		925,796

	Treasuries – 23.3%
30,366,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	22,682,536
26,800,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	20,605,277
51,425,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	339,466
87,450,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	555,151
255,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,415,543
265,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,454,905
737,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,151,552
175,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,032,497
1,165,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	7,319,950
1,675,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,237,362

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
10,896,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	$1,413,478
28,844,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	3,374,125
15,641,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,971,033
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,209,576
10,035,000	U.S. Treasury Note, 0.750%, 10/31/2017	10,023,239
13,000,000	U.S. Treasury Note, 0.750%, 4/30/2018	12,949,729
5,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	4,968,165

		96,703,584

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	529,165
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	188,012
66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	67,485
25,000	Sprint Corp., 7.125%, 6/15/2024	26,688

		811,350

	Wirelines – 5.4%
1,985,000	AT&T, Inc., 2.625%, 12/01/2022	1,939,587
1,585,000	AT&T, Inc., 3.000%, 2/15/2022	1,581,342
1,860,000	AT&T, Inc., 3.950%, 1/15/2025	1,875,691
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,523,677
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	180,420
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,519,699
926,000	Embarq Corp., 7.995%, 6/01/2036	921,370
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	77,834
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	34,804
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	400,900
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,848,131
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,409,162
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	438,652
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,507,395
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	627,246
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,486,848

		22,372,758

	Total Non-Convertible Bonds
	(Identified Cost $334,534,950)	327,410,563

Convertible Bonds – 3.8%

	Midstream – 0.0%
$8,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	$7,880

	Property & Casualty Insurance – 2.1%
6,526,000	Old Republic International Corp., 3.750%, 3/15/2018	8,683,659

	Technology – 1.7%
1,967,000	Intel Corp., 3.250%, 8/01/2039	3,436,103
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	851,486
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	2,940,241

		7,227,830

	Total Convertible Bonds
	(Identified Cost $11,399,940)	15,919,369

Municipals – 0.6%

	Illinois – 0.1%
315,000	State of Illinois, 5.100%, 6/01/2033	287,412

	Michigan – 0.2%
715,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	699,814

	Virginia – 0.3%
1,595,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,336,642

	Total Municipals
	(Identified Cost $2,549,780)	2,323,868

	Total Bonds and Notes
	(Identified Cost $348,484,670)	345,653,800

Shares

Common Stocks – 5.0%

	Automobiles – 0.3%
91,715	Ford Motor Co.	1,067,563

	Electronic Equipment, Instruments & Components – 4.7%
721,200	Corning, Inc.	19,472,400

	Total Common Stocks
	(Identified Cost $10,079,758)	20,539,963

Preferred Stocks – 0.8%

Convertible Preferred Stocks – 0.4%

	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	853,273

	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	788,750

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	$278,592

	Total Convertible Preferred Stocks
	(Identified Cost $1,679,488)	1,920,615

Non-Convertible Preferred Stocks – 0.4%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	10,523
2,360	Union Electric Co., 4.500%	229,463

		239,986

	Metals & Mining – 0.3%
31,440	Arconic, Inc., 5.375%	1,290,612

	Total Non-Convertible Preferred Stocks
	(Identified Cost $1,585,757)	1,530,598

	Total Preferred Stocks
	(Identified Cost $3,265,245)	3,451,213

Principal Amount (‡)

Short-Term Investments – 10.0%
$20,000,000	Federal Home Loan Bank Discount Notes, 0.520%, 4/10/2017(j)	19,997,320
3,221	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $3,221 on 4/03/2017 collateralized by $3,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,319 including accrued interest (Note 2 of Notes to Financial Statements)	3,221
14,069,717	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $14,069,975 on 4/03/2017 collateralized by $14,675,000 U.S. Treasury Note, 1.250% due 3/31/2021 valued at $14,351,695 including accrued interest (Note 2 of Notes to Financial Statements)	14,069,717
7,500,000	U.S. Treasury Bills, 0.642%, 06/22/2017(j)	7,487,460

	Total Short-Term Investments
	(Identified Cost $41,559,376)	41,557,718

	Total Investments – 99.0%
	(Identified Cost $403,389,049)(a)	411,202,694
	Other assets less liabilities—1.0%	4,085,473

	Net Assets – 100.0%	$415,288,167

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $404,949,500 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,538,860
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,285,666)

	Net unrealized appreciation	$6,253,194

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund's adviser. At March 31, 2017, the value of these securities amounted to $43,362 or less than 0.1% of net assets.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund's pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $11,538,194 or 2.8% of net assets. See Note 2 of Notes to Financial Statements.
(f)	Perpetual bond with no specified maturity date.
(g)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Non-income producing security.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $53,256,677 or 12.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	23.3%
Banking	9.2
Wirelines	5.4
Electronic Equipment, Instruments & Components	4.7
ABS Other	3.4
Technology	3.1
Automotive	3.0
Property & Casualty Insurance	3.0
Finance Companies	2.6
Life Insurance	2.5
Diversified Manufacturing	2.5
Sovereigns	2.3
Electric	2.3
Midstream	2.3
Metals & Mining	2.0
Other Investments, less than 2% each	17.4
Short-Term Investments	10.0

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	71.5%
Canadian Dollar	14.1
New Zealand Dollar	4.0
Mexican Peso	3.9
Other, less than 2% each	5.5

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund
ASSETS
Investments at cost	$30,454,497	$1,066,127,691	$1,083,258,262
Net unrealized appreciation (depreciation)	84,156	3,344,332	(30,262,799)

Investments at value	30,538,653	1,069,472,023	1,052,995,463
Cash	204,955	87,860	—
Due from brokers (Note 2)	—	—	2,220,000
Foreign currency at value (identified cost $0, $0 and $13,134,361, respectively)	—	—	13,092,000
Receivable for Fund shares sold	—	220,000	1,904,858
Receivable from investment adviser (Note 6)	1,679	—	—
Receivable for securities sold	614,401	1,629,640	9,989,173
Receivable for when-issued/delayed delivery securities sold (Note 2)	1,920,882	—	21,757,573
Collateral received for open forward foreign currency contracts (Note 4)	—	—	2,820,000
Dividends and interest receivable	124,281	13,500,281	8,484,543
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	3,119,595
Tax reclaims receivable	406	22,309	—
Receivable from distributor (Note 6d)	—	—	23,261
Prepaid expenses (Note 8)	4	507	596

TOTAL ASSETS	33,405,261	1,084,932,620	1,116,407,062

LIABILITIES
Payable for securities purchased	1,878,173	3,159,069	9,467,279
Payable for when-issued/delayed delivery securities purchased (Note 2)	6,359,087	—	43,494,707
Payable for Fund shares redeemed	—	1,610,000	1,519,953
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	2,303,306
Foreign taxes payable (Note 2)	—	—	58,452
Due to brokers (Note 2)	—	—	2,820,000
Payable for variation margin on futures contracts (Note 2)	—	—	60,239
Management fees payable (Note 6)	—	468,144	529,463
Deferred Trustees’ fees (Note 6)	1,381	172,827	264,121
Administrative fees payable (Note 6)	953	41,311	40,603
Other accounts payable and accrued expenses	32,332	48,668	129,843

TOTAL LIABILITIES	8,271,926	5,500,019	60,687,966

NET ASSETS	$25,133,335	$1,079,432,601	$1,055,719,096

NET ASSETS CONSIST OF:
Paid-in capital	$25,143,807	$1,055,173,009	$1,119,369,723
Undistributed (Distributions in excess of) net investment income	(7,158)	5,390,873	4,594,391
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(87,470)	15,497,117	(38,908,496)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	84,156	3,371,602	(29,336,522)

NET ASSETS	$25,133,335	$1,079,432,601	$1,055,719,096

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$25,133,335	$1,079,432,601	$511,357,715

Shares of beneficial interest	2,514,415	80,627,080	32,601,764

Net asset value, offering and redemption price per share	$10.00	$13.39	$15.68

Retail Class:
Net assets	$—	$—	$288,546,337

Shares of beneficial interest	—	—	18,673,814

Net asset value, offering and redemption price per share	$—	$—	$15.45

Class N shares:
Net assets	$—	$—	$255,815,044

Shares of beneficial interest	—	—	16,271,890

Net asset value, offering and redemption price per share	$—	$—	$15.72

See accompanying notes to financial statements.

|  52

Statements of Assets and Liabilities – continued

March 31, 2017 (Unaudited)

	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$40,948,121	$719,166,384	$403,389,049
Net unrealized appreciation	147,515	30,386,739	7,813,645

Investments at value	41,095,636	749,553,123	411,202,694
Cash	—	965,217	—
Due from brokers (Note 2)	67,000	—	—
Foreign currency at value (identified cost $0, $11 and $108,919, respectively)	—	11	106,945
Receivable for Fund shares sold	51,237	—	—
Receivable for securities sold	—	290,863	373,065
Dividends and interest receivable	86,544	9,220,590	3,931,201
Tax reclaims receivable	—	5,882	6,146
Receivable for variation margin on futures contracts (Note 2)	754	—	—
Prepaid expenses (Note 8)	11	292	199

TOTAL ASSETS	41,301,182	760,035,978	415,620,250

LIABILITIES
Payable for securities purchased	—	3,707,372	—
Payable for Fund shares redeemed	1,309	348,506	—
Management fees payable (Note 6)	9,827	396,312	147,942
Deferred Trustees’ fees (Note 6)	89,144	124,189	127,925
Administrative fees payable (Note 6)	1,536	28,928	15,649
Payable to distributor (Note 6d)	404	76	—
Other accounts payable and accrued expenses	30,481	47,572	40,567

TOTAL LIABILITIES	132,701	4,652,955	332,083

NET ASSETS	$41,168,481	$755,383,023	$415,288,167

NET ASSETS CONSIST OF:
Paid-in capital	$43,346,813	$720,007,813	$407,548,359
Undistributed (Distributions in excess of) net investment income	(136,841)	523,824	6,819
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(2,186,797)	4,442,398	(99,305)
Net unrealized appreciation on investments, futures contracts and foreign currency translations	145,306	30,408,988	7,832,294

NET ASSETS	$41,168,481	$755,383,023	$415,288,167

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$38,541,872	$755,383,023	$415,288,167

Shares of beneficial interest	3,693,946	111,171,330	34,319,386

Net asset value, offering and redemption price per share	$10.43	$6.79	$12.10

Retail Class:
Net assets	$1,391,512	$—	$—

Shares of beneficial interest	133,532	—	—

Net asset value, offering and redemption price per share	$10.42	$—	$—

Class N shares:
Net assets	$1,235,097	$—	$—

Shares of beneficial interest	118,353	—	—

Net asset value, offering and redemption price per share	$10.44	$—	$—

See accompanying notes to financial statements.

53  |

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	Core Disciplined Alpha Bond Fund(a)	Fixed Income Fund	Global Bond Fund
INVESTMENT INCOME
Interest	$173,932	$26,343,524	$14,598,082
Dividends	—	1,654,111	—
Less net foreign taxes withheld	—	(17,612)	(25,424)

	173,932	27,980,023	14,572,658

Expenses
Management fees (Note 6)	24,835	2,802,240	3,269,771
Distribution fees (Note 6)	—	—	387,638
Administrative fees (Note 6)	3,707	250,561	247,776
Trustees’ fees and expenses (Note 6)	4,185	30,857	35,597
Transfer agent fees and expenses (Notes 6 and 7)	131	2,635	678,575
Audit and tax services fees	21,344	27,369	26,331
Custodian fees and expenses	10,680	32,847	72,439
Legal fees	164	11,811	11,129
Registration fees	5,323	14,198	53,924
Shareholder reporting expenses	1,176	5,714	63,826
Miscellaneous expenses (Note 8)	4,092	27,091	47,952

Total expenses	75,637	3,205,323	4,894,958
Less waiver and/or expense reimbursement (Note 6)	(38,354)	—	(364,183)

Net expenses	37,283	3,205,323	4,530,775

Net investment income	136,649	24,774,700	10,041,883

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(87,470)	19,958,191	(22,508,756)
Futures contracts	—	—	1,406,954
Foreign currency transactions	—	(179,160)	(11,238,096)
Net change in unrealized appreciation (depreciation) on:
Investments	84,156	(18,527,060)	(31,703,648)
Futures contracts	—	—	(162,605)
Foreign currency translations	—	63,700	185,934

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(3,314)	1,315,671	(64,020,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,335	$26,090,371	$(53,978,334)

(a)	From commencement of operations on November 30, 2016 through March 31, 2017.

See accompanying notes to financial statements.

|  54

Statements of Operations – continued

For the Six Months Ended March 31, 2017 (Unaudited)

	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$348,680	$20,485,534	$9,006,782
Dividends	—	1,583,212	411,201
Less net foreign taxes withheld	—	(8,548)	(3,725)

	348,680	22,060,198	9,414,258

Expenses
Management fees (Note 6)	43,618	2,193,028	829,296
Distribution fees (Note 6)	1,849	—	—
Administrative fees (Note 6)	7,802	163,430	92,686
Trustees’ fees and expenses (Note 6)	13,374	23,514	20,138
Transfer agent fees and expenses (Note 6)	15,585	6,521	1,565
Audit and tax services fees	22,291	25,329	27,176
Custodian fees and expenses	4,841	31,744	15,840
Legal fees	341	7,629	4,293
Registration fees	38,422	14,223	9,823
Shareholder reporting expenses	2,863	2,599	1,921
Miscellaneous expenses (Note 8)	6,623	18,311	12,943

Total expenses	157,609	2,486,328	1,015,681
Less waiver and/or expense reimbursement (Note 6)	(86,022)	—	—

Net expenses	71,587	2,486,328	1,015,681

Net investment income	277,093	19,573,870	8,398,577

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	65,370	9,116,044	3,444,424
Futures contracts	128,554	—	—
Foreign currency transactions	—	(84,668)	(58,270)
Net change in unrealized appreciation (depreciation) on:
Investments	(770,503)	13,465,695	(7,224,871)
Futures contracts	3,506	—	—
Foreign currency translations	—	35,906	37,614

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(573,073)	22,532,977	(3,801,103)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(295,980)	$42,106,847	$4,597,474

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets

	Core Disciplined Alpha Bond Fund(a)	Fixed Income Fund
	Period Ended March 31, 2017 (Unaudited)	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$136,649	$24,774,700	$54,193,709
Net realized gain (loss) on investments and foreign currency transactions	(87,470)	19,779,031	(14,733,139)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	84,156	(18,463,360)	71,351,050

Net increase in net assets resulting from operations	133,335	26,090,371	110,811,620

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(143,807)	(38,594,289)	(55,935,164)
Net realized capital gains
Institutional Class	—	(668,776)	(20,555,156)

Total distributions	(143,807)	(39,263,065)	(76,490,320)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	25,143,807	(108,903,410)	(103,275,850)

Net increase (decrease) in net assets	25,133,335	(122,076,104)	(68,954,550)
NET ASSETS
Beginning of the period	—	1,201,508,705	1,270,463,255

End of the period	$25,133,335	$1,079,432,601	$1,201,508,705

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(7,158)	$5,390,873	$19,210,462

(a)	From commencement of operations on November 30, 2016 through March 31, 2017.

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets – continued

	Global Bond Fund		Inflation Protected Securities Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$10,041,883	$31,167,541	$277,093	$265,586
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(32,339,898)	(71,540,046)	193,924	(340,246)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(31,680,319)	174,257,302	(766,997)	1,886,004

Net increase (decrease) in net assets resulting from operations	(53,978,334)	133,884,797	(295,980)	1,811,344

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(2,561,646)	—	(270,009)	(347,784)
Retail Class	(872,650)	—	(8,717)	(16,091)
Class N	(303,406)	—	(5,491)	—
Net realized capital gains
Institutional Class	(1,021,283)	—	—	—
Retail Class	(429,328)	—	—	—
Class N	(53,368)	—	—	—
Paid-in capital
Institutional Class	—	—	—	(21,528)
Retail Class	—	—	—	(575)

Total distributions	(5,241,681)	—	(284,217)	(385,978)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(106,863,936)	(681,545,914)	10,571,544	(13,146,542)

Net increase (decrease) in net assets	(166,083,951)	(547,661,117)	9,991,347	(11,721,176)
NET ASSETS
Beginning of the period	1,221,803,047	1,769,464,164	31,177,134	42,898,310

End of the period	$1,055,719,096	$1,221,803,047	$41,168,481	$31,177,134

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME/)/ACCUMULATED NET INVESTMENT LOSS	$4,594,391	$(1,709,790)	$(136,841)	$(129,717)

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets – continued

	Institutional High Income Fund		Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$19,573,870	$38,101,822	$8,398,577	$18,546,966
Net realized gain (loss) on investments and foreign currency transactions	9,031,376	1,121,332	3,386,154	(1,495,230)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	13,501,601	43,640,612	(7,187,257)	19,812,531

Net increase in net assets resulting from operations	42,106,847	82,863,766	4,597,474	36,864,267

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(39,328,553)	(38,822,138)	(7,361,589)	(9,226,102)
Net realized capital gains
Institutional Class	(2,039,258)	(20,172,827)	(8,204,071)	(5,935,580)

Total distributions	(41,367,811)	(58,994,965)	(15,565,660)	(15,161,682)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	40,455,823	59,897,205	(35,172,431)	(121,681,227)

Net increase (decrease) in net assets	41,194,859	83,766,006	(46,140,617)	(99,978,642)
NET ASSETS
Beginning of the period	714,188,164	630,422,158	461,428,784	561,407,426

End of the period	$755,383,023	$714,188,164	$415,288,167	$461,428,784

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$523,824	$20,278,507	$6,819	$(1,030,169)

See accompanying notes to financial statements.

|  58

Financial Highlights

For a share outstanding throughout each period.

	Core Disciplined Alpha Bond Fund – Institutional Class
	Period Ended March 31, 2017 (Unaudited)(a)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05
Net realized and unrealized gain (loss)	0.01	(g)

Total from Investment Operations	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Net realized capital gains	—

Total Distributions	(0.06)

Net asset value, end of the period	$10.00

Total return	0.58	%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,133
Net expenses	0.45	%(e)(f)
Gross expenses	0.91	%(e)
Net investment income	1.65	%(e)
Portfolio turnover rate	296%

(a)	From commencement of operations on November 30, 2016 through March 31, 2017.
(b)	Per share net investment income has been calculated using the average shares outstanding during the period.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments due to the timing of sales and redemptions of fund shares in relation to fluctuating market value of investments of the Fund.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$13.52		$13.16	$15.22	$14.97	$14.83	$13.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.58	0.60	0.65	0.69	0.72
Net realized and unrealized gain (loss)	0.05		0.61	(1.46)	0.57	0.27	1.31

Total from Investment Operations	0.34		1.19	(0.86)	1.22	0.96	2.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)		(0.61)	(0.65)	(0.76)	(0.74)	(0.84)
Net realized capital gains	(0.01)		(0.22)	(0.55)	(0.21)	(0.08)	(0.05)

Total Distributions	(0.47)		(0.83)	(1.20)	(0.97)	(0.82)	(0.89)

Net asset value, end of the period	$13.39		$13.52	$13.16	$15.22	$14.97	$14.83

Total return	2.59	%(b)	9.72%	(5.96)%	8.51%	6.71%	15.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,079,433		$1,201,509	$1,270,463	$1,403,927	$1,192,028	$1,134,935
Net expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	4.42	%(c)	4.48%	4.29%	4.31%	4.64%	5.10%
Portfolio turnover rate	6%		14%	15%	26%	18%	17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$16.47		$15.00		$16.13		$16.56		$17.36		$16.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.33		0.32		0.34		0.33		0.44
Net realized and unrealized gain (loss)	(0.85)		1.14		(1.16)		(0.08)		(0.70)		1.05

Total from Investment Operations	(0.71)		1.47		(0.84)		0.26		(0.37)		1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		—		(0.14)		(0.51)		(0.43)		(0.65)
Net realized capital gains	(0.02)		—		(0.15)		(0.18)		—		—

Total Distributions	(0.08)		—		(0.29)		(0.69)		(0.43)		(0.65)

Net asset value, end of the period	$15.68		$16.47		$15.00		$16.13		$16.56		$17.36

Total return	(4.33	)%(b)(c)	9.80	%(c)	(5.31	)%(c)	1.57	%(c)	(2.14	)%(c)	9.45%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$511,358		$822,993		$1,289,885		$1,553,641		$1,669,103		$1,629,719
Net expenses	0.75	%(d)(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)	0.75	%(e)	0.72%
Gross expenses	0.83	%(d)	0.83%		0.78%		0.77%		0.78%		0.72%
Net investment income	1.84	%(d)	2.13%		2.07%		2.03%		1.96%		2.64%
Portfolio turnover rate	71%		120%		117%		143%		185	%(f)	102%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$16.23		$14.82		$15.97		$16.40	$17.20		$16.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.29		0.28		0.29	0.29		0.40
Net realized and unrealized gain (loss)	(0.84)		1.12		(1.15)		(0.07)	(0.70)		1.04

Total from Investment Operations	(0.72)		1.41		(0.87)		0.22	(0.41)		1.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		—		(0.13)		(0.47)	(0.39)		(0.61)
Net realized capital gains	(0.02)		—		(0.15)		(0.18)	—		—

Total Distributions	(0.06)		—		(0.28)		(0.65)	(0.39)		(0.61)

Net asset value, end of the period	$15.45		$16.23		$14.82		$15.97	$16.40		$17.20

Total return	(4.41	)%(b)(c)	9.51	%(c)	(5.56	)%(c)	1.35%	(2.39)%		9.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$288,546		$350,915		$447,304		$682,624	$798,335		$995,211
Net expenses	1.00	%(d)(e)	1.00	%(e)	1.00	%(e)	0.98%	0.98%		0.97%
Gross expenses	1.07	%(d)	1.08%		1.03%		0.98%	0.98%		0.97%
Net investment income	1.62	%(d)	1.87%		1.81%		1.80%	1.72%		2.43%
Portfolio turnover rate	71%		120%		117%		143%	185	%(f)	102%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from 2012 to 2013 is due to an increase in TBA transactions. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  60

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$16.50		$15.01	$16.13	$16.56		$17.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.34	0.34	0.36		0.22
Net realized and unrealized gain (loss)	(0.86)		1.15	(1.17)	(0.08)		(0.56)

Total from Investment Operations	(0.70)		1.49	(0.83)	0.28		(0.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		—	(0.14)	(0.53)		(0.28)
Net realized capital gains	(0.02)		—	(0.15)	(0.18)		—

Total Distributions	(0.08)		—	(0.29)	(0.71)		(0.28)

Net asset value, end of the period	$15.72		$16.50	$15.01	$16.13		$16.56

Total return	(4.24	)%(b)(c)	9.93%	(5.22)%	1.70%		(1.97	)%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$255,815		$47,895	$32,275	$27,993		$550
Net expenses	0.70	%(d)(e)	0.66%	0.63%	0.63	%(f)	0.70	%(d)(e)
Gross expenses	0.72	%(d)	0.66%	0.63%	0.63	%(f)	0.83	%(d)
Net investment income	2.11	%(d)	2.19%	2.20%	2.16%		2.01	%(d)
Portfolio turnover rate	71%		120%	117%	143%		185%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31,2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.64		$10.17	$10.33	$10.64		$12.18	$11.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.12	0.06	0.15		0.09	0.11
Net realized and unrealized gain (loss)	(0.21)		0.49	(0.15)	(0.16)		(0.74)	0.92

Total from Investment Operations	(0.13)		0.61	(0.09)	(0.01)		(0.65)	1.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.13)	(0.07)	(0.20)		(0.19)	(0.28)
Net realized capital gains	—		—	—	(0.10)		(0.70)	(0.15)
Paid-in capital	—		(0.01)	—	—		—	—

Total Distributions	(0.08)		(0.14)	(0.07)	(0.30)		(0.89)	(0.43)

Net asset value, end of the period	$10.43		$10.64	$10.17	$10.33		$10.64	$12.18

Total return(b)	(1.24	)%(c)	6.00%	(0.92)%	(0.02)%		(5.70)%	9.01%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$38,542		$29,655	$23,696	$24,480		$18,434	$23,771
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%		0.40%	0.40%
Gross expenses	0.89	%(e)	0.86%	0.80%	0.91%		0.91%	0.85%
Net investment income	1.58	%(e)	1.16%	0.62%	1.41%		0.75%	0.95%
Portfolio turnover rate	146%		61%	135%	206	%(f)	56%	166%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  62

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.62		$10.14		$10.31	$10.61		$12.15	$11.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		(0.05)		0.08	0.14		(0.05)	0.04
Net realized and unrealized gain (loss)	(0.20)		0.60		(0.20)	(0.16)		(0.64)	0.96

Total from Investment Operations	(0.14)		0.55		(0.12)	(0.02)		(0.69)	1.00

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.07)		(0.05)	(0.18)		(0.15)	(0.26)
Net realized capital gains	—		—		—	(0.10)		(0.70)	(0.15)
Paid-in capital	—		(0.00	)(b)	—	—		—	—

Total Distributions	(0.06)		(0.07)		(0.05)	(0.28)		(0.85)	(0.41)

Net asset value, end of the period	$10.42		$10.62		$10.14	$10.31		$10.61	$12.15

Total return(c)	(1.28	)%(d)	5.47%		(1.17)%	(0.15)%		(6.04)%	8.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,392		$1,522		$19,203	$5,700		$3,499	$3,169
Net expenses(e)	0.65	%(f)	0.65%		0.65%	0.65%		0.65%	0.65%
Gross expenses	1.11	%(f)	1.07%		1.03%	1.19%		1.23%	1.23%
Net investment income (loss)	1.22	%(f)	(0.47)%		0.75%	1.36%		(0.44)%	0.35%
Portfolio turnover rate	146%		61%		135%	206	%(g)	56%	166%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to portfolio repositioning, as well as fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

63  |

Financial Highlights – continued

For a share outstanding throughout each period.

Inflation Protected Securities Fund – Class N
Period Ended March 31, 2017 (Unaudited)*
Net asset value, beginning of the period	$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09
Net realized and unrealized gain (loss)	(0.03)

Total from Investment Operations	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Net realized capital gains	—

Total Distributions	(0.05)

Net asset value, end of the period	$10.44

Total return(b)	0.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,235
Net expenses(c)(d)	0.35%
Gross expenses(c)	1.00%
Net investment income(c)	5.44%
Portfolio turnover rate	146%

*	From commencement of Class operations on February 1, 2017 through March 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$6.81		$6.72	$8.15	$8.24	$7.74	$7.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.37	0.40	0.42	0.46	0.46
Net realized and unrealized gain (loss)	0.20		0.36	(1.04)	0.43	0.57	0.75

Total from Investment Operations	0.38		0.73	(0.64)	0.85	1.03	1.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)		(0.42)	(0.43)	(0.52)	(0.50)	(0.45)
Net realized capital gains	(0.02)		(0.22)	(0.36)	(0.42)	(0.03)	(0.17)

Total Distributions	(0.40)		(0.64)	(0.79)	(0.94)	(0.53)	(0.62)

Net asset value, end of the period	$6.79		$6.81	$6.72	$8.15	$8.24	$7.74

Total return	5.77	%(b)	12.53%	(8.38)%	11.14%	14.17%	18.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$755,383		$714,188	$630,422	$693,333	$664,866	$652,767
Net expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Gross expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	5.36	%(c)	5.87%	5.45%	5.16%	5.76%	6.30%
Portfolio turnover rate	7%		17%	19%	29%	28%	21%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights – continued

For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$12.42		$11.81	$12.82	$12.82	$13.21	$12.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.45	0.42	0.46	0.49	0.56
Net realized and unrealized gain (loss)	(0.09)		0.50	(0.88)	0.21	(0.21)	0.97

Total from Investment Operations	0.15		0.95	(0.46)	0.67	0.28	1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.22)	(0.44)	(0.51)	(0.54)	(0.66)
Net realized capital gains	(0.25)		(0.12)	(0.11)	(0.16)	(0.13)	(0.18)

Total Distributions	(0.47)		(0.34)	(0.55)	(0.67)	(0.67)	(0.84)

Net asset value, end of the period	$12.10		$12.42	$11.81	$12.82	$12.82	$13.21

Total return	1.25	%(b)	8.27%	(3.74)%	5.36%	2.14%	12.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$415,288		$461,429	$561,407	$611,607	$739,886	$690,693
Net expenses	0.49	%(c)	0.48%	0.48%	0.48%	0.47%	0.48%
Gross expenses	0.49	%(c)	0.48%	0.48%	0.48%	0.47%	0.48%
Net investment income	4.05	%(c)	3.72%	3.34%	3.52%	3.72%	4.44%
Portfolio turnover rate	2%		23%	26%	23%	25%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

65  |

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Core Disciplined Alpha Bond Fund (the “Core Disciplined Alpha Bond Fund”)

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Core Disciplined Alpha Bond Fund commenced operations on November 30, 2016 via contribution to the Fund by Natixis Global Asset Management L.P. (“Natixis US”) and affiliates of $25,000,000.

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares. In addition, Global Bond Fund and Inflation Protected Securities Fund (effective February 1, 2017) offers Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund, Institutional High Income Fund and Investment Grade Fixed Income Fund. Certain investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees for Global Bond Fund and Inflation Protected Securities Fund are borne collectively for Institutional Class and Retail Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where

|  66

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of March 31, 2017, securities held by the funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Fixed Income Fund	$19,233,465	1.8%	$3,981,869	0.4%
Global Bond Fund	3,097,049	0.3%	202,480	Less than 0.1%
Institutional High Income Fund	15,312,374	2.0%	2,819,826	0.4%
Investment Grade Fixed Income Fund	11,538,194	2.8%	43,362	Less than 0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

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The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2017, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Global Bond Fund	$8,342,750
Investment Grade Fixed Income Fund	715,636

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine

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the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

For the six months ended March 31, 2017, no swaptions were held by the Funds.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

For the six months ended March 31, 2017, no swap agreements were held by the Funds.

h.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

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Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017, as applicable, and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency gains and losses, convertible bonds, paydown gains and losses, premium amortization, capital gain and return of capital distributions received, corporate actions, trust preferred securities, net operating losses, defaulted and/or non-income producing securities, return of capital distributions, treasury inflation-protected bonds and contingent payment debt instruments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, straddle deferrals, wash sales, convertible bonds, premium amortization, forward foreign currency and futures contracts mark-to-market, trust preferred securities, return of capital distributions received, contingent payment debt instruments, corporate actions, treasury inflation protected bonds and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Fixed Income Fund	$57,108,952	$19,381,368	$—	$76,490,320
Global Bond Fund	—	—	—	—
Inflation Protected Securities Fund	363,875	—	22,103	385,978
Institutional High Income Fund	39,304,593	19,690,372	—	58,994,965
Investment Grade Fixed Income Fund	9,885,081	5,276,601	—	15,161,682

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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As of September 30, 2016, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Fixed Income Fund		Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund		Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—		$—	$(760,777)	$—		$—
Long-term:
No expiration date	—		—	(1,463,356)	—		—

Total capital loss carryforward	$—		$—	$(2,224,133)	$—		$—

Late-year ordinary and post-October capital loss deferrals	$(558,312	)*	$—	$—	$(710,982	)*	$—

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

As of March 31, 2017, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Disciplined Alpha Bond Fund	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Unrealized appreciation (depreciation)
Investments	$72,367	$41,133,732	$(1,415,368)	$21,948	$42,989,806	$28,804,762
Foreign currency translations	—	(40,557,898)	(33,133,579)	—	(13,539,293)	(22,532,919)

Total unrealized appreciation (depreciation)	$72,367	$575,834	$(34,548,947)	$21,948	$29,450,513	$6,271,843

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

l.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

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n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, none of the Funds had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p.  New Accounting Pronouncement. In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

Core Disciplined Alpha Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$1,117,943	$323,970	(b)	$1,441,913
ABS Credit Card	—	799,567	66,000	(b)	865,567
ABS Home Equity	—	363,902	64,585	(b)	428,487
Collateralized Mortgage Obligations	—	79,578	65,284	(b)	144,862
Non-Agency Commercial Mortgage-Backed Securities	—	407,097	16,411	(b)	423,508
All Other Non-Convertible Bonds(a)	—	23,397,561	—		23,397,561

Total Non-Convertible Bonds	—	26,165,648	536,250		26,701,898

Municipals(a)	—	201,276	—		201,276

Total Bonds and Notes	—	26,366,924	536,250		26,903,174

Short-Term Investments	—	3,635,479	—		3,635,479

Total	$—	$30,002,403	$536,250		$30,538,653

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$802,975	$801,403	(b)	$1,604,378
Chemicals	—	24,086,074	3,161,100	(c)	27,247,174
Finance Companies	716,879	45,950,368	—		46,667,247
Metals & Mining	—	18,680,640	1,041	(c)	18,681,681
All Other Non-Convertible Bonds(a)	—	717,343,598	—		717,343,598

Total Non-Convertible Bonds	716,879	806,863,655	3,963,544		811,544,078

Convertible Bonds(a)	—	77,217,680	—		77,217,680
Municipals(a)	—	6,971,119	—		6,971,119

Total Bonds and Notes	716,879	891,052,454	3,963,544		895,732,877

Senior Loans(a)	—	807,839	—		807,839
Common Stocks
Internet Software & Services	—	—	18,325	(c)	18,325
All Other Common Stocks(a)	33,122,576	—	—		33,122,576

Total Common Stocks	33,122,576	—	18,325		33,140,901

Preferred Stocks
Convertible Preferred Stocks
Midstream	616,763	1,198,870	—		1,815,633
REITs—Mortgage	—	157,319	—		157,319
All Other Convertible Preferred Stocks(a)	11,366,279	—	—		11,366,279

Total Convertible Preferred Stocks	11,983,042	1,356,189	—		13,339,231

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Fixed Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
Electric	$—	$761,280	$—	$761,280
All Other Non-Convertible Preferred Stocks(a)	4,080,185	—	—	4,080,185

Total Non-Convertible Preferred Stocks	4,080,185	761,280	—	4,841,465

Total Preferred Stocks	16,063,227	2,117,469	—	18,180,696

Short-Term Investments	—	121,609,710	—	121,609,710

Total	$49,902,682	$1,015,587,472	$3,981,869	$1,069,472,023

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair Valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

(c) Fair valued by the Fund’s adviser.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
United States	$—	$330,705,282	$202,480	(b)	$330,907,762
All Other Bonds and Notes(a)	—	697,901,034	—		697,901,034

Total Bonds and Notes	—	1,028,606,316	202,480		1,028,808,796

Short-Term Investments	—	24,186,667	—		24,186,667

Total Investments	—	1,052,792,983	202,480		1,052,995,463

Forward Foreign Currency Contracts (unrealized appreciation)	—	3,119,595	—		3,119,595
Futures Contracts (unrealized appreciation)	579,608	—	—		579,608

Total	$579,608	$1,055,912,578	$202,480		$1,056,694,666

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,303,306)	$—	$(2,303,306)
Futures Contracts (unrealized depreciation)	(394,017)	—	—	(394,017)

Total	$(394,017)	$(2,303,306)	$—	$(2,697,323)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$39,223,772	$—	$39,223,772
Short-Term Investments	—	1,871,864	—	1,871,864

Total Investments	—	41,095,636	—	41,095,636

Futures Contracts (unrealized appreciation)	2,064	—	—	2,064

Total	$2,064	$41,095,636	$—	$41,097,700

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,273)	$—	$—	$(4,273)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$13,262,109		$171,586	(b)	$13,433,695
Chemicals	—	17,280,257		2,733,780	(c)	20,014,037
Metals & Mining	—	43,698,929		1,659	(c)	43,700,588
Independent Energy	—	—		—	(d)	—
Transportation Services	—	2,402,156		78,571	(c)	2,480,727
All Other Non-Convertible Bonds(a)	—	431,913,606		—		431,913,606

Total Non-Convertible Bonds	—	508,557,057		2,985,596		511,542,653

Convertible Bonds(a)	—	85,483,887		—		85,483,887
Municipals(a)	—	3,372,252		—		3,372,252

Total Bonds and Notes	—	597,413,196		2,985,596		600,398,792

Loan Participations(a)	—	—		554,399	(b)	554,399
Senior Loans(a)	—	3,672,327		—		3,672,327
Common Stocks
Internet Software & Services	—	—		5,816	(c)	5,816
All Other Common Stocks(a)	50,659,663	—		—		50,659,663

Total Common Stocks	50,659,663	—		5,816		50,665,479

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	2,867,893		—		2,867,893
REITs—Mortgage	—	1,898,108		—		1,898,108
All Other Convertible Preferred Stocks(a)	6,942,628	—		—		6,942,628

Total Convertible Preferred Stocks	6,942,628	4,766,001		—		11,708,629

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	255,252		—		255,252
All Other Non-Convertible Preferred Stocks(a)	1,968,033	—		—		1,968,033

Total Non-Convertible Preferred Stocks	1,968,033	255,252		—		2,223,285

Total Preferred Stocks	8,910,661	5,021,253		—		13,931,914

Warrants	—	—	(e)	—	(d)	—
Short-Term Investments	—	80,330,212		—		80,330,212

Total	$59,570,324	$686,436,988		$3,545,811		$749,553,123

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Includes securities fair valued at zero using Level 3 inputs.

(e) Included a security fair valued at zero using level 2 inputs.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$38,908	(c)	$38,908
ABS Other	—	10,962,308	3,045,567	(b)	14,007,875
Airlines	—	7,296,501	130,343	(b)	7,426,844
Collateralized Mortgage Obligations	—	564,426	4,454	(c)	568,880
All Other Non-Convertible Bonds(a)	—	305,368,056	—		305,368,056

Total Non-Convertible Bonds	—	324,191,291	3,219,272		327,410,563

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Investment Grade Fixed Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Convertible Bonds(a)	$—	$15,919,369	$—	$15,919,369
Municipals(a)	—	2,323,868	—	2,323,868

Total Bonds and Notes	—	342,434,528	3,219,272	345,653,800

Common Stocks(a)	20,539,963	—	—	20,539,963

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	278,592	—	278,592
All Other Convertible Preferred Stocks(a)	1,642,023	—	—	1,642,023

Total Convertible Preferred Stocks	1,642,023	278,592	—	1,920,615

Non-Convertible Preferred Stocks
Electric	—	239,986	—	239,986
All Other Non-Convertible Preferred Stocks(a)	1,290,612	—	—	1,290,612

Total Non-Convertible Preferred Stocks	1,290,612	239,986	—	1,530,598

Total Preferred Stocks	2,932,635	518,578	—	3,451,213

Short-Term Investments	—	41,557,718	—	41,557,718

Total	$23,472,598	$384,510,824	$3,219,272	$411,202,694

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

Core Disciplined Alpha Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$27	$—	$383,964	$(60,021)	$—	$—	$323,970	$—
ABS Credit Card	—	—	—	30	65,970	—	—	—	66,000	30
ABS Home Equity	—	—	—	191	64,394	—	—	—	64,585	191
Collateralized Mortgage Obligations	—	—	—	(342)	65,626	—	—	—	65,284	(342)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(68)	16,479	—	—	—	16,411	(68)

Total	$—	$—	$27	$(189)	$596,433	$(60,021)	$—	$—	$536,250	$(189)

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$793,720	$—	$—	$(39,279)	$46,962	$—	$—	$—	$801,403	$(39,279)
Chemicals	2,239,350	29,665	—	892,085	—	—	—	—	3,161,100	892,085
Metals & Mining	1,041	8,172	—	(8,172)	—	—	—	—	1,041	(8,172)
Transportation Services	525,427	—	142,452	(135,989)	—	(531,890)	—	—	—	—
Senior Loans
Wirelines	1,099,188	421	4,053	59,500	—	(1,163,162)	—	—	—	—
Common Stocks
Internet Software & Services	13,493	—	—	4,832	—	—	—	—	18,325	4,832
Warrants	17,909	—	25,009	(17,909)	—	(25,009)	—	—	—	—

Total	$4,690,128	$38,258	$171,514	$755,068	$46,962	$(1,720,061)	$—	$—	$3,981,869	$849,466

Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
United States	$1,874,325	$—	$(8,022)	$3,352	$—	$(200,548)	$407,698	$(1,874,325)	$202,480	$3,352

A debt security valued at $407,698 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $1,874,325 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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March 31, 2017 (Unaudited)

Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
Airlines	$—		$—	$6,823	$(13,232)	$—	$(31,017)	$209,012	$—	$171,586		$(13,232)
Chemicals	1,953,030		54,868	—	725,882	—	—	—	—	2,733,780		725,882
Independent Energy	—	(a)	40,984	—	(40,984)	—	—	—	—	—	(a)	—
Metals & Mining	1,659		14,522	—	(14,522)	—	—	—	—	1,659		(14,522)
Transportation Services	691,478		—	142,064	(148,709)	71,063	(677,325)	—	—	78,571		(1,768)
Loan Participations
ABS Other	642,558		—	(690)	4,514	—	(91,983)	—	—	554,399		2,790
Senior Loans
Wirelines	503,243		192	1,835	27,262	—	(532,532)	—	—	—		—
Common Stocks
Internet Software & Services	4,282		—	—	1,534	—	—	—	—	5,816		1,534
Warrants
Pharmaceuticals	4,451		—	6,215	(4,451)	—	(6,215)	—	—	—		—

Total	$3,800,701		$110,566	$156,247	$537,294	$71,063	$(1,339,072)	$209,012	$—	$3,545,811		$700,684

(a) Fair Valued at zero.

A debt security valued at $209,012 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$43,515	$—	$(20)	$766	$—	$(5,353)	$—	$—	$38,908	$395
ABS Other	3,413,077	—	890	(8,097)	—	(91,579)	339,264	(607,988)	3,045,567	(7,831)
Airlines	—	—	5,184	(10,051)	—	(23,562)	158,772	—	130,343	(10,051)
Collateralized Mortgage Obligations	5,603	—	(32)	27	—	(1,144)	—	—	4,454	33
Non-Agency Commercial Mortgage-Backed Securities	2,738,247	—	(3,436)	5,189	—	(2,740,000)	—	—	—	—
Transportation Services	426,481	—	12,190	(7,336)	—	(431,335)	—	—	—	—

Total	$6,626,923	$—	$14,776	$(19,502)	$—	$(3,292,973)	$498,036	$(607,988)	$3,219,272	$(17,454)

A debt security valued at $158,772 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $607,988 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

A debt security valued at $339,264 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts and futures contracts.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2017, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2017, Global Bond Fund used futures contracts to manage duration. Inflation Protected Securities Fund used futures contracts to hedge against changes in interest rates.

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$3,119,595	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	579,608

Total asset derivatives	$3,119,595	$579,608

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,303,306)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(394,017)

Total liability derivatives	$(2,303,306)	$(394,017)

1  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[2]
Interest rate contracts	$1,406,954	$—
Foreign exchange contracts	—	(10,498,175)

Total	$1,406,954	$(10,498,175)

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[2]
Interest rate contracts	$(162,605)	$—
Foreign exchange contracts	—	150,270

Total	$(162,605)	$150,270

2  Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$2,064

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(4,273)

1  Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$128,554

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$3,506

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Global Bond Fund and Inflation Protected Securities Fund based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2017:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	27.78%	27.52%
Highest Notional Amount Outstanding	33.21%	28.30%
Lowest Notional Amount Outstanding	24.46%	27.24%
Notional Amount Outstanding as of March 31, 2017	33.21%	28.30%

Inflation Protected Fund		Futures
Average Notional Amount Outstanding		52.15%
Highest Notional Amount Outstanding		131.81%
Lowest Notional Amount Outstanding		9.49%
Notional Amount Outstanding as of March 31, 2017		23.00%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

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March 31, 2017 (Unaudited)

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2017, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Citibank N.A.	$227,426	$(227,426)	$—	$—	$—
Credit Suisse International	2,657,885	(17,169)	2,640,716	(2,640,716)	—
HSBC Bank USA	1,176	(1,176)	—	—	—
Morgan Stanley & Co.	233,108	(233,108)	—	—	—

	$3,119,595	$(478,879)	$2,640,716	$(2,640,716)	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(16,280)	$—	$(16,280)	$—	$(16,280)
Citibank N.A.	(406,297)	227,426	(178,871)	178,871	—
Credit Suisse International	(17,169)	17,169	—	—	—
Deutsche Bank AG	(3,817)	—	(3,817)	—	(3,817)
HSBC Bank USA	(8,966)	1,176	(7,790)	—	(7,790)
Morgan Stanley & Co.	(446,226)	233,108	(213,118)	—	(213,118)
State Street Bank and Trust Company	(144,783)	—	(144,783)	—	(144,783)
UBS AG	(1,259,768)	—	(1,259,768)	1,120,000	(139,768)

	$(2,303,306)	$478,879	$(1,824,427)	$1,298,871	$(525,556)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if

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March 31, 2017 (Unaudited)

any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Bond Fund	$10,207,760	$5,789,294
Inflation Protected Securities Fund	87,711	87,711

These amounts include cash received as collateral for Global Bond Fund of $2,820,000.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Disciplined Alpha Bond Fund	$36,572,242	$69,996,926	$66,458,369	$6,120,339
Fixed Income Fund	24,962,891	72,170,449	39,066,512	187,086,409
Global Bond Fund	501,346,616	542,826,613	264,425,152	302,080,423
Inflation Protected Securities Fund	57,573,244	49,606,450	981,180	—
Institutional High Income Fund	11,968,594	—	36,265,828	98,312,578
Investment Grade Fixed Income Fund	—	9,969,671	7,829,498	71,958,257

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in effect for the six months ended March 31, 2017, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Core Disciplined Alpha Bond Fund	0.30%	0.30%	0.30%	0.30%	0.30%
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.60%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Core Disciplined Alpha Bond Fund	0.45%	—	—
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.75%	1.00%	0.70%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—
Investment Grade Fixed Income Fund	0.55%	—	—

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management[1] Fees	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Core Disciplined Alpha Bond Fund	$24,835	$24,835	$—	0.30%	—
Fixed Income Fund	2,802,240	—	2,802,240	0.50%	0.50%
Global Bond Fund	3,269,771	70,046	3,199,725	0.59%	0.58%
Inflation Protected Securities Fund	43,618	35,484	8,134	0.25%	0.05%
Institutional High Income Fund	2,193,028	—	2,193,028	0.60%	0.60%
Investment Grade Fixed Income Fund	829,296	—	829,296	0.40%	0.40%

1 Management fee waivers are subject to possible recovery until September 30, 2018.

For the six months ended March 31, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$202,805	$91,332	$—	$294,137

In addition, the investment adviser reimbursed non-class-specific expenses of Core Disciplined Alpha Bond Fund and Inflation Protected Securities Fund in the amounts of $13,519 and $50,522, respectively, for the six months ended March 31, 20172.

2 Expense reimbursements are subject to possible recovery until September 30, 2018.

No expenses were recovered for any of the Funds during the six months ended March 31, 2017 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Distribution Fees. NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2017, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$387,638
Inflation Protected Securities Fund	1,849

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Disciplined Alpha Bond Fund	$3,707
Fixed Income Fund	250,561
Global Bond Fund	247,776
Inflation Protected Securities Fund	7,802
Institutional High Income Fund	163,430
Investment Grade Fixed Income Fund	92,686

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$653,574
Inflation Protected Securities Fund	13,615
Institutional High Income Fund	3,056

As of March 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Inflation Protected Securities Fund	$404
Institutional High Income Fund	76

As of March 31, 2017, NGAM Distribution owes the Funds the following for overpayments of sub-transfer agent fees:

Fund	Overpayments of Sub-Transfer Agent Fees
Global Bond Fund	$23,261

Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2017, Natixis US and affiliates held shares of Core Disciplined Alpha Bond Fund representing 100% of Fund’s net assets, Loomis Sayles owned shares equating to 6.26% of Inflation Protected Securities Fund and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Core Disciplined Alpha Bond Fund	—
Global Bond Fund	0.63%
Inflation Protected Securities Fund	11.35%
Institutional High Income Fund	2.29%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. NGAM Advisors has given a binding contractual undertaking to the Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2017, NGAM Advisors reimbursed the Fund $16 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2017, Global Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$470,222	$207,974	$379
Inflation Protected Securities Fund	$15,002	$567	$16

Transfer agent fees and expenses attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities. Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6)	Total Percentage of Ownership
Core Disciplined Alpha Bond Fund	—	—	100.00%	100.00%
Fixed Income Fund	4	28.62%	—	28.62%
Global Bond Fund	1	20.34%	—	20.34%
Inflation Protected Securities Fund	2	20.30%	17.61%	37.91%
Institutional High Income Fund	2	12.63%	—	12.63%
Investment Grade Fixed Income Fund	4	32.69%	—	32.69%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Core Disciplined Alpha Bond Fund

	Period Ended March 31, 2017(a)

Institutional Class	Shares	Amount
Issued from the sale of shares	2,500,000	$25,000,000
Issued in connection with the reinvestment of distributions	14,415	143,807

Net change	2,514,415	$25,143,807

Increase (decrease) from capital share transactions	2,514,415	$25,143,807

(a) From commencement of operations on November 30, 2016 through March 31, 2017.

	Fixed Income Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,866,458	$24,873,932	4,891,553	$62,806,285
Issued in connection with the reinvestment of distributions	2,755,885	35,633,586	5,631,834	68,539,429
Redeemed	(12,857,084)	(169,410,928)	(18,212,948)	(234,621,564)

Net change	(8,234,741)	$(108,903,410)	(7,689,561)	$(103,275,850)

Increase (decrease) from capital share transactions	(8,234,741)	$(108,903,410)	(7,689,561)	$(103,275,850)

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

11.  Capital Shares – continued

	Global Bond Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	5,070,408	$79,329,259	12,012,824	$185,937,871
Issued in connection with the reinvestment of distributions	215,847	3,336,980	—	—
Redeemed	(22,658,206)	(351,019,043)	(48,030,491)	(748,675,574)

Net change	(17,371,951)	$(268,352,804)	(36,017,667)	$(562,737,703)

Retail Class
Issued from the sale of shares	998,018	$15,316,165	3,051,116	$46,513,165
Issued in connection with the reinvestment of distributions	83,316	1,268,803	—	—
Redeemed	(4,029,044)	(61,838,978)	(11,614,502)	(176,898,846)

Net change	(2,947,710)	$(45,254,010)	(8,563,386)	$(130,385,681)

Class N
Issued from the sale of shares	14,535,319	$224,946,775	919,910	$14,173,535
Issued in connection with the reinvestment of distributions	23,012	356,774	—	—
Redeemed	(1,189,416)	(18,560,671)	(166,839)	(2,596,065)

Net change	13,368,915	$206,742,878	753,071	$11,577,470

Increase (decrease) from capital share transactions	(6,950,746)	$(106,863,936)	(43,827,982)	$(681,545,914)

	Inflation Protected Securities Fund

	Six Months EndedMarch 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,245,205	$12,960,671	1,087,435	$11,405,849
Issued in connection with the reinvestment of distributions	18,271	189,139	27,761	292,974
Redeemed	(357,666)	(3,717,323)	(656,052)	(6,793,970)

Net change	905,810	$9,432,487	459,144	$4,904,853

Retail Class
Issued from the sale of shares	22,312	$232,640	475,636	$4,848,867
Issued in connection with the reinvestment of distributions	827	8,548	1,606	16,580
Redeemed	(32,877)	(343,622)	(2,228,362)	(22,916,842)

Net change	(9,738)	$(102,434)	(1,751,120)	$(18,051,395)

Class N(a)
Issued from the sale of shares	117,837	$1,236,100	—	$—
Issued in connection with the reinvestment of distributions	526	5,491	—	—
Redeemed	(10)	(100)	—	—

Net change	118,353	$1,241,491	—	$—

Increase (decrease) from capital share transactions	1,014,425	$10,571,544	(1,291,976)	$(13,146,542)

(a) From commencement of Class operations on February 1, 2017 through March 31, 2017.

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

11.  Capital Shares – continued

	Institutional High Income Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,179,551	$41,337,171	16,969,729	$103,359,817
Issued in connection with the reinvestment of distributions	5,749,113	37,599,200	9,032,268	52,567,796
Redeemed	(5,674,315)	(38,480,548)	(14,850,839)	(96,030,408)

Net change	6,254,349	$40,455,823	11,151,158	$59,897,205

Increase (decrease) from capital share transactions	6,254,349	$40,455,823	11,151,158	$59,897,205

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,046,357	$12,638,776	4,197,598	$50,532,659
Issued in connection with the reinvestment of distributions	1,210,590	14,411,531	1,199,344	14,138,073
Redeemed	(5,082,022)	(62,222,738)	(15,778,562)	(186,351,959)

Net change	(2,825,075)	$(35,172,431)	(10,381,620)	$(121,681,227)

Increase (decrease) from capital share transactions	(2,825,075)	$(35,172,431)	(10,381,620)	$(121,681,227)

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2017

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	25
Notes to Financial Statements	29

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol
Matthew J. Eagan, CFA®	Institutional Class	LSIOX
Daniel J. Fuss, CFA®, CIC
Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2017

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 4/12/04)	4.38%	16.40%	7.76%	7.90%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	4.50	16.39	6.82	7.46

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The U.S. Corporate High-Yield Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Barclays U.S. Universal and Global High-Yield Indices.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors, L.P.

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LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol
Ian Anderson	Institutional Class	LSSAX
Alessandro Pagani, CFA®
Clifton V. Rowe, CFA®

Investment Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2017

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 3/2/06)	-0.88%	1.86%	3.62%	5.79%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Securitized Bond Index[1]	-1.52	0.22	2.09	4.12

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors, L.P.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and NGAM Advisors, L.P. (“NGAM Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to NGAM Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to NGAM Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,043.80	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$991.20	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

*   Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 90.8% of Net Assets

Non-Convertible Bonds – 85.3%

	ABS Home Equity – 1.9%
$165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 3.443%, 6/17/2031, 144A(b)	$165,000
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	185,057
51,986	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	52,978
56,558	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	57,912
56,175	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	55,840
86,946	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 1.192%, 5/25/2035(b)	72,373
55,554	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 4.860%, 5/25/2035(b)	56,555
201,210	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.308%, 9/19/2045(b)	150,040
320,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.232%, 11/25/2023(b)	346,971
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.282%, 10/25/2027(b)	289,481
69,342	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.574%, 7/19/2035(b)	66,983
56,057	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 3.204%, 12/25/2034(b)	55,637
110,072	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.622%, 7/25/2045(b)	92,487
89,459	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 1.482%, 1/25/2036(b)	56,289
290,397	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.126%, 3/25/2035(b)	224,442
68,060	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	68,799
175,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	172,300
233,047	VOLT XXVII LLC, Series 2014-NPL7, Class A2, 4.750%, 8/27/2057, 144A(b)	232,787

	ABS Home Equity – continued
$107,101	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.116%, 9/25/2046(b)	$103,263

		2,505,194

	ABS Other – 0.2%
212,798	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	208,542

	Aerospace & Defense – 2.4%
35,000	Arconic, Inc., 5.900%, 2/01/2027	37,469
40,000	Arconic, Inc., 6.750%, 1/15/2028	43,875
90,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	92,520
75,000	Engility Corp., 8.875%, 9/01/2024, 144A	79,406
690,000	KLX, Inc., 5.875%, 12/01/2022, 144A	711,563
1,425,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,503,375
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	454,000
350,000	Oshkosh Corp., 5.375%, 3/01/2025	361,375

		3,283,583

	Airlines – 2.1%
1,129,756	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	1,145,313
369,614	American Airlines Pass Through Certificates, Series 2014-1, Class B, 4.375%, 4/01/2024	371,462
1,349,056	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,315,330
43,636	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	44,297

		2,876,402

	Automotive – 1.0%
150,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	151,500
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	226,969
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	66,625
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	62,550
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	348,800
500,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	516,250

		1,372,694

	Banking – 4.3%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	604,500
20,000	Ally Financial, Inc., 4.125%, 3/30/2020	20,400
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	20,000
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,008,175

See accompanying notes to financial statements.

5  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	$1,317,510
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,255,876
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	280,106
1,210,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	1,281,297

		5,787,864

	Brokerage – 0.7%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	191,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	147,136
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	582,569

		920,705

	Building Materials – 1.3%
350,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	330,313
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	311,250
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	337,563
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	278,581
15,000	Masco Corp., 7.750%, 8/01/2029	19,286
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	162,750
160,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	165,600
100,000	USG Corp., 5.500%, 3/01/2025, 144A	104,000

		1,709,343

	Cable Satellite – 7.7%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	718,290
150,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	157,875
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	411,000
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	629,200
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	603,750
540,000	CSC Holdings LLC, 5.250%, 6/01/2024	537,975
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	48,797
300,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	348,000
745,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	895,862
625,000	DISH DBS Corp., 5.000%, 3/15/2023	628,125
440,000	DISH DBS Corp., 5.125%, 5/01/2020	458,700
480,000	DISH DBS Corp., 5.875%, 7/15/2022	504,298
500,000	DISH DBS Corp., 5.875%, 11/15/2024	525,125
245,000	DISH DBS Corp., 7.750%, 7/01/2026	284,813
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,389,300
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	879,375

	Cable Satellite – continued
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	204,000
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	569,237
660,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	659,934

		10,453,656

	Chemicals – 0.6%
805,000	Hercules LLC, 6.500%, 6/30/2029(c)(d)	773,806

	Construction Machinery – 0.5%
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	118,450
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	302,325
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	266,475

		687,250

	Consumer Cyclical Services – 1.1%
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023	466,900
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	296,400
645,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	704,662

		1,467,962

	Consumer Products – 0.2%
225,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	237,375

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	78,281

	Electric – 1.2%
300,000	AES Corp. (The), 5.500%, 4/15/2025	304,500
220,000	AES Corp. (The), 6.000%, 5/15/2026	227,700
16,650	CE Generation LLC, 7.416%, 12/15/2018	15,651
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,063,750

		1,611,601

	Environmental – 0.3%
195,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	202,312
175,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	189,438

		391,750

	Finance Companies – 5.0%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	535,669
375,000	Aircastle Ltd., 5.125%, 3/15/2021	397,500
410,000	Aircastle Ltd., 5.500%, 2/15/2022	439,725
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,638
135,000	iStar, Inc., 4.000%, 11/01/2017	135,337
195,000	iStar, Inc., 4.875%, 7/01/2018	196,219
585,000	iStar, Inc., 5.000%, 7/01/2019	588,656
245,000	iStar, Inc., 6.500%, 7/01/2021	251,737
55,000	iStar, Inc., 7.125%, 2/15/2018	56,925

See accompanying notes to financial statements.

|  6

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$615,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	$621,150
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	210,000
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	28,575
65,000	Navient LLC, 4.875%, 6/17/2019	66,544
185,000	Navient LLC, 5.500%, 1/25/2023	176,675
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	865,060
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	147,900
550,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	540,375
395,000	Springleaf Finance Corp., 5.250%, 12/15/2019	398,456
255,000	Springleaf Finance Corp., 7.750%, 10/01/2021	271,575
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	115,913
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	203,500
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	103,020
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	324,000

		6,708,149

	Financial Other – 0.8%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	654,675
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	395,275

		1,049,950

	Food & Beverage – 1.0%
730,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	758,288
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	227,250
20,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	20,550
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	122,700
265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	287,856

		1,416,644

	Gaming – 0.9%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	160,500
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	82,600
925,000	MGM Resorts International, 6.000%, 3/15/2023	999,000

		1,242,100

	Government Owned – No Guarantee – 1.1%
610,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	626,165
155,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	158,953
25,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	23,400
80,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	76,160
155,000	Petrobras Global Finance BV, 7.375%, 1/17/2027	164,106
340,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	384,030

		1,432,814

	Healthcare – 4.8%
185,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	188,238
750,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	645,000
135,000	Envision Healthcare Corp., 5.625%, 7/15/2022	138,375
300,000	HCA Holdings, Inc., 6.250%, 2/15/2021	323,813
235,000	HCA, Inc., 4.500%, 2/15/2027	235,000
90,000	HCA, Inc., 5.250%, 4/15/2025	95,625
20,000	HCA, Inc., 5.250%, 6/15/2026	21,050
655,000	HCA, Inc., 5.375%, 2/01/2025	682,837
430,000	HCA, Inc., 7.050%, 12/01/2027	472,462
35,000	HCA, Inc., 7.500%, 12/15/2023	39,988
790,000	HCA, Inc., 7.500%, 11/06/2033	864,062
40,000	HCA, Inc., 7.690%, 6/15/2025	45,550
40,000	HCA, Inc., 8.360%, 4/15/2024	47,150
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	230,369
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	22,025
135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	141,581
70,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	71,138
190,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	190,475
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	145,250
50,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	51,000
330,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	331,237
490,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	481,425
1,145,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	981,837
85,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	91,800

		6,537,287

	Home Construction – 1.6%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(e)(f)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(d)	209,950
385,000	Lennar Corp., 4.750%, 11/15/2022	396,550
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	705,600
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	507,375
380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	388,550

		2,208,027

See accompanying notes to financial statements.

7  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – 9.4%
$1,035,000	Antero Resources Corp., 5.125%, 12/01/2022	$1,048,584
75,000	Antero Resources Corp., 5.375%, 11/01/2021	77,032
250,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	258,750
595,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	523,600
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(f)	176,000
500,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(f)	402,500
68,000	California Resources Corp., 5.500%, 9/15/2021	50,320
33,000	California Resources Corp., 6.000%, 11/15/2024	23,100
360,000	California Resources Corp., 8.000%, 12/15/2022, 144A	292,500
110,000	Callon Petroleum Co., 6.125%, 10/01/2024, 144A	114,400
103,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	92,700
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,280
12,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	11,640
21,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	20,974
110,000	Concho Resources, Inc., 5.500%, 10/01/2022	113,713
300,000	Concho Resources, Inc., 5.500%, 4/01/2023	310,500
600,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	593,250
310,000	Continental Resources, Inc., 3.800%, 6/01/2024	288,300
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	77,850
630,000	Continental Resources, Inc., 5.000%, 9/15/2022	636,300
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023	453,900
670,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	657,940
85,000	Matador Resources Co., 6.875%, 4/15/2023	88,825
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	223,437
240,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	240,000
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	416,175
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	142,256
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	854,850
75,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	76,875
580,000	QEP Resources, Inc., 5.250%, 5/01/2023	568,626

	Independent Energy – continued
220,000	QEP Resources, Inc., 5.375%, 10/01/2022	216,700
5,000	QEP Resources, Inc., 6.875%, 3/01/2021	5,313
380,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(g)	195,700
660,000	Rice Energy, Inc., 6.250%, 5/01/2022	679,800
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	389,425
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	185,500
280,000	SM Energy Co., 5.000%, 1/15/2024	264,600
230,000	SM Energy Co., 5.625%, 6/01/2025	220,110
170,000	SM Energy Co., 6.125%, 11/15/2022	171,275
135,000	SM Energy Co., 6.500%, 11/15/2021	138,375
40,000	SM Energy Co., 6.500%, 1/01/2023	40,600
75,000	SM Energy Co., 6.750%, 9/15/2026	75,609
250,000	Southwestern Energy Co., 6.700%, 1/23/2025	246,250
270,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	269,325
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	747,450

		12,688,209

	Industrial Other – 0.1%
130,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	135,850

	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	441,021

	Local Authorities – 0.8%
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	187,349
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	260,216
655,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	676,746

		1,124,311

	Lodging – 0.9%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024, 144A	113,562
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025, 144A	602,259
550,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	555,500

		1,271,321

	Media Entertainment – 2.1%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	663,300
830,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	836,225
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	86,275
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	561,600
620,000	Viacom, Inc., 4.375%, 3/15/2043	537,399
35,000	Viacom, Inc., 4.850%, 12/15/2034	33,861
85,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057	85,680

		2,804,340

See accompanying notes to financial statements.

|  8

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – 2.7%
$395,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	$402,979
150,000	ArcelorMittal, 7.500%, 3/01/2041	167,880
930,000	ArcelorMittal, 7.750%, 10/15/2039	1,055,550
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(c)(d)(f)	18,000
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	366,094
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	810,187
75,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	63,469
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	171,915
340,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	359,550
215,000	Vale Overseas Ltd., 6.250%, 8/10/2026	233,544

		3,649,168

	Midstream – 4.2%
365,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	375,459
150,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	148,875
40,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	41,800
80,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	78,737
35,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	31,740
150,000	MPLX LP, 4.500%, 7/15/2023	156,003
430,000	MPLX LP, 4.875%, 12/01/2024	452,333
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	341,275
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	381,563
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	158,101
175,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/2023	171,500
160,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	173,584
335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	363,188
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	216,407
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	1,001,006
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	48,875
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	685,075
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	108,281
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	84,400

	Midstream – continued
525,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	554,531
135,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	145,125

		5,717,858

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
590,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 9.142%, 5/15/2020, 144A(b)(c)(d)	574,233
380,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	325,889
650,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(b)	650,504

		1,550,626

	Oil Field Services – 0.9%
370,000	Ensco PLC, 5.750%, 10/01/2044	279,350
20,000	Global Marine, Inc., 7.000%, 6/01/2028	17,700
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	60,300
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	133,200
330,000	Noble Holding International Ltd., 7.750%, 1/15/2024	316,800
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(c)(d)(f)	27,900
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(c)(d)(f)	55,800
15,000	Parker Drilling Co., 6.750%, 7/15/2022	13,294
85,000	Rowan Cos., Inc., 5.850%, 1/15/2044	64,812
220,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	227,150

		1,196,306

	Packaging – 1.1%
330,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023, 144A(h)	339,900
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	347,588
350,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	374,500
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	369,223

		1,431,211

	Pharmaceuticals – 2.0%
1,065,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	963,825
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	319,688
220,000	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020, 144A	196,625
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	73,150

See accompanying notes to financial statements.

9  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Pharmaceuticals – continued
$115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	$92,575
1,390,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,078,987
5,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	5,006

		2,729,856

	Property & Casualty Insurance – 0.4%
555,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	578,587

	Refining – 0.3%
335,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	333,325
115,000	Western Refining, Inc., 6.250%, 4/01/2021	118,881

		452,206

	REITs – Hotels – 0.3%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	399,437

	REITs – Mortgage – 0.1%
85,000	Starwood Property Trust, Inc., 5.000%, 12/15/2021, 144A	88,187

	Retailers – 1.2%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	543,163
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	329,350
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	125,938
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	540,350
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	47,531

		1,586,332

	Sovereigns – 0.2%
230,000	Republic of Argentina, 5.625%, 1/26/2022, 144A	235,520

	Supermarkets – 1.3%
730,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	708,100
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	418,112
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,738
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	9,900
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	550,425

		1,691,275

	Technology – 7.4%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	112,888
2,305,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,535,500
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	316,825

	Technology – continued
260,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	260,000
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	142,088
70,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	73,325
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	143,850
165,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	173,470
1,265,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,379,079
475,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	525,103
150,000	Equinix, Inc., 5.375%, 1/01/2022	157,875
140,000	Equinix, Inc., 5.375%, 4/01/2023	145,775
695,000	First Data Corp., 7.000%, 12/01/2023, 144A	745,387
320,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	328,701
175,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	201,031
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	199,975
655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	681,200
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,950
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	587,937
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	240,287
205,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	224,731
660,000	Western Digital Corp., 10.500%, 4/01/2024	777,975

		9,973,952

	Transportation Services – 0.4%
185,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	135,281
94,284	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(e)(i)	94,284
335,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/09/2024, 144A	344,632

		574,197

	Treasuries – 1.5%
2,050,000	U.S. Treasury Note, 0.625%, 9/30/2017	2,047,118

	Wireless – 3.6%
220,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	232,513
970,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	1,029,412
690,000	SFR Group S.A., 6.000%, 5/15/2022, 144A	715,013
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	523,900
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,300,797

See accompanying notes to financial statements.

|  10

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	$617,906
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	401,419

		4,820,960

	Wirelines – 2.2%
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	20,968
245,000	CenturyLink, Inc., 6.450%, 6/15/2021	260,286
25,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	26,063
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	216,700
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	12,075
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	170,081
480,000	Frontier Communications Corp., 10.500%, 9/15/2022	486,000
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	97,137
520,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	522,600
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	35,612
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	455,400
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,938
320,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	339,277
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	321,175

		2,968,312

	Total Non-Convertible Bonds
	(Identified Cost $110,567,804)	115,117,139

Convertible Bonds – 5.5%

	Cable Satellite – 0.3%
330,000	Dish Network Corp., 2.375%, 3/15/2024, 144A	337,631

	Consumer Cyclical Services – 0.3%
470,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	460,600

	Diversified Manufacturing – 0.2%
205,000	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/2023, 144A	221,016

	Diversified Operations – 0.4%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	497,731

	Healthcare – 0.2%
270,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	318,431

	Leisure – 0.1%
125,000	Rovi Corp., 0.500%, 3/01/2020	121,389

	Media Entertainment – 0.2%
205,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	220,888

	Midstream – 0.6%
805,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	833,678

	Oil Field Services – 0.4%
205,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A	209,869
335,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	313,015

		522,884

	Pharmaceuticals – 1.4%
386,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	455,721
345,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	313,950
420,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	338,888
365,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	340,134
415,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	399,697
80,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022, 144A	82,850

		1,931,240

	Technology – 1.4%
555,000	Finisar Corp., 0.500%, 12/15/2036, 144A	541,125
420,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A	570,675
830,000	Nuance Communications, Inc., 1.000%, 12/15/2035	789,563

		1,901,363

	Total Convertible Bonds
	(Identified Cost $7,104,721)	7,366,851

	Total Bonds and Notes
	(Identified Cost $117,672,525)	122,483,990

Senior Loans – 0.5%

	Chemicals – 0.2%
100,355	Chemours Co. (The), 2017 USD Term Loan B, 5/12/2022(j)	100,857
146,353	Chemours Co. (The), Term Loan B, 6.000%, 5/12/2022(b)	147,084

		247,941

	Independent Energy – 0.3%
407,467	Chesapeake Energy Corp., Term Loan, 8.553%, 8/23/2021(b)	433,443

	Total Senior Loans
	(Identified Cost $653,638)	681,384

See accompanying notes to financial statements.

11  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Shares	Description	Value (†)

Preferred Stocks – 1.6%

	Food & Beverage – 0.3%
4,092	Bunge Ltd., 4.875%	$438,867

	Midstream – 0.3%
641	Chesapeake Energy Corp., 5.750%	415,047
13	Chesapeake Energy Corp., 5.750%, 144A	8,418
90	Chesapeake Energy Corp., 5.750%	58,275

		481,740

	Pharmaceuticals – 1.0%
1,187	Allergan PLC, Series A, 5.500%	1,008,689
510	Teva Pharmaceutical Industries Ltd., 7.000%	293,403

		1,302,092

	Total Preferred Stocks
	(Identified Cost $2,454,132)	2,222,699

Common Stocks – 0.4%

	Energy Equipment & Services – 0.0%
2,515	Hercules Offshore, Inc.(c)(d)(k)(l)	—

	Oil, Gas & Consumable Fuels – 0.2%
8,051	Halcon Resources Corp.(k)	61,993
5,700	Rex Energy Corp.(k)	2,676
25,834	Whiting Petroleum Corp.(k)	244,390

		309,059

	Pharmaceuticals – 0.2%
4,298	Bristol-Myers Squibb Co.	233,725

	Total Common Stocks
	(Identified Cost $1,279,889)	542,784

Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(k)	3,847
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(e)(k)	—

	Total Warrants
	(Identified Cost $—)	3,847

Principal Amount

Short-Term Investments – 5.7%
$880	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $880 on 4/03/2017 collateralized by $900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $905 including accrued interest (Note 2 of Notes to Financial Statements)	880

Short-Term Investments – continued
7,621,481	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $7,621,621 on 4/03/2017 collateralized by $7,970,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $7,776,393 including accrued interest (Note 2 of Notes to Financial Statements)	7,621,481

	Total Short-Term Investments
	(Identified Cost $7,622,361)	7,622,361

	Total Investments – 99.0%
	(Identified Cost $129,682,545)(a)	133,557,065
	Other assets less liabilities—1.0%	1,375,147

	Net Assets – 100.0%	$134,932,212

(†)	See Note 2 of Notes to Financial Statements.
(a)

Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $129,846,349 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,840,006
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,129,290)

	Net unrealized appreciation	$3,710,716

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $1,794,970 or 1.3% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $94,286 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2017, interest payments were made in cash.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Non-income producing security.
(l)	Escrow shares.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $49,722,113 or 36.8% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  12

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Independent Energy	9.7%
Technology	8.8
Cable Satellite	8.0
Midstream	5.1
Healthcare	5.0
Finance Companies	5.0
Pharmaceuticals	4.6
Banking	4.3
Wireless	3.6
Metals & Mining	2.7
Aerospace & Defense	2.4
Media Entertainment	2.3
Wirelines	2.2
Airlines	2.1
Other Investments, less than 2% each	27.5
Short-Term Investments	5.7

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 115.5% of Net Assets

	ABS Car Loan – 12.0%
$1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$1,070,713
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021(b)	1,855,561
1,440,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	1,455,804
5,060,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	5,013,772
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	647,167
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A(b)	2,642,721
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	301,159
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(b)	4,392,055
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021, 144A(b)	3,483,529
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,400,086
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,086,607
1,907,730	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	1,906,205
1,835,000	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	1,824,399
2,475,561	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	2,437,543
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,270,446
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,613,425
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,765,187
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,077,319
300,958	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	301,047

	ABS Car Loan – continued
1,369,126	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A(b)	1,370,759
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A(b)	4,015,445
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,836,904
2,010,000	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A(b)	2,043,681
7,550,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A	7,641,931
191,585	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A	191,656
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,264,417
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,394,633
5,040,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	5,054,392
49,867	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	49,880
3,334,774	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A(b)	3,347,366
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,005,288
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,932,473
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,244,180
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,569,594
1,535,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	1,540,427
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	729,470
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(b)	3,932,994
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,401,527
3,210,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(b)	3,185,396

See accompanying notes to financial statements.

|  14

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$2,250,672	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A	$2,258,453
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	8,613,857
2,912,203	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A(b)	2,913,495
1,940,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021(b)	1,950,889
1,820,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	1,830,014
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022	5,066,392
1,515,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	1,533,355
2,795,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A	2,812,377

		126,275,990

	ABS Credit Card – 1.2%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022(b)	2,011,151
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,443,377
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,015,280

		12,469,808

	ABS Home Equity – 3.6%
2,890,510	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(b)	2,961,176
2,377,503	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(b)(c)	2,437,702
1,612,614	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(c)	1,608,288
1,254,192	Bayview Opportunity Master Fund Trust, Series 16-RPL3, Class A1, 3.475%, 7/28/2031, 144A(c)	1,249,940
1,385,000	Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,426,880
2,784,805	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(b)	2,769,496
1,500,000	Colony American Homes, Series 2014-1A, Class B, 2.293%, 5/17/2031, 144A(c)	1,496,864

	ABS Home Equity – continued
105,627	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.746%, 7/25/2021(c)(d)	97,364
111,330	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	112,721
361,626	Countrywide Home Equity Loan Trust, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	356,542
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.832%, 10/25/2027(b)(c)	6,160,097
3,765,986	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 3.076%, 5/19/2034(b)(c)	3,784,247
2,025,000	Home Partners of America Trust, Series 2016-1, Class D, 4.243%, 3/17/2033, 144A(c)	2,043,474
593,012	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(c)	595,083
662,190	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	657,807
137,154	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.065%, 7/25/2035(c)(d)	126,573
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,453,388
91,184	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	88,086
408,219	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	377,240
17,641	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	17,101
2,023,360	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)(c)	2,018,342
2,015,162	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(b)(c)	1,995,520
3,746,051	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.007%, 11/25/2036(c)	3,480,781

		37,314,712

	ABS Other – 3.9%
2,008,854	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	2,023,375
1,124,282	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,097,525
2,111,900	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	2,122,992
374,907	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	367,306

See accompanying notes to financial statements.

15  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	$1,602,060
1,510,385	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	1,476,165
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(b)	9,421,031
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	4,363,993
2,072,136	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	2,089,796
4,118,402	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,195,246
158,570	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	158,152
2,646,588	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	2,662,819
831,668	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	823,180
1,511,292	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,482,004
617,622	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	604,799
3,733,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(b)	3,615,516
2,053,966	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 3.412%, 7/15/2041, 144A(c)	2,053,961
635,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	631,105

		40,791,025

	ABS Student Loan – 2.8%
2,102,115	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.948%, 7/01/2024(b)(c)	2,113,289
7,850,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 3.320%, 3/15/2033(c)	7,840,187
106,476	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	107,684
539,900	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 2.028%, 8/25/2032, 144A(c)	547,434

	ABS Student Loan – continued
7,829,500	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(b)	7,845,744
3,220,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(b)	3,228,304
7,913,973	South Carolina Student Loan Corp., Series 2010-1, Class A2, 2.038%, 7/25/2025(b)(c)	7,970,004

		29,652,646

	Agency Commercial Mortgage-Backed Securities – 6.6%
1,435,393	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.912%, 11/25/2022(c)	1,441,479
408,047,416	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.345%, 2/25/2023(b)(c)(e)	6,610,735
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)(c)	6,409,720
85,946,745	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.250%, 4/25/2023(b)(c)(e)	1,088,696
34,659,988	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.774%, 10/25/2023(c)(e)	1,431,430
12,146,197	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.186%, 3/25/2024(c)(e)	802,482
39,654,294	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.736%, 9/25/2024(b)(c)(e)	1,800,472
45,900,675	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.377%, 3/25/2025(c)(e)	1,190,962
74,923,407	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.164%, 5/25/2025(c)(e)	938,843
37,521,622	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.613%, 7/25/2025(c)(e)	1,575,773
21,758,486	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.333%, 8/25/2025(c)(e)	532,974
42,914,991	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.552%, 9/25/2025(b)(c)(e)	1,661,986

See accompanying notes to financial statements.

|  16

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$17,711,086	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.676%, 11/25/2025(c)(e)	$820,588
9,773,481	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.893%, 12/25/2025(c)(e)	625,076
17,112,399	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.180%, 1/25/2026(c)(e)	1,452,009
7,720,432	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.368%, 3/25/2026(c)(e)	763,991
8,728,542	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.193%, 7/25/2026(c)(e)	768,269
8,748,437	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.931%, 8/25/2026(c)(e)	615,956
26,133,008	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.318%, 9/25/2026(c)(e)	660,028
95,074,531	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.081%, 10/25/2026(c)(e)	809,845
15,751,460	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.952%, 1/25/2031(c)(e)	1,442,068
3,466,126	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.373%, 1/25/2023(c)(d)(e)	188,297
52,519,725	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.309%, 8/25/2025(c)(e)	851,061
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/2025	2,963,594
35,659,000	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.447%, 12/25/2026(c)(e)	770,234
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	4,679,734
2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)(c)	2,183,165
2,142,558	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(b)	2,668,497
12,230,203	Government National Mortgage Association, Series 2014-101, Class IO, 0.863%, 4/16/2056(c)(e)	726,502
18,437,787	Government National Mortgage Association, Series 2014-86, Class IO, 0.806%, 4/16/2056(c)(e)	943,255
72,817,542	Government National Mortgage Association, Series 2015-146, Class IB, 0.866%, 7/16/2055(b)(c)(e)	4,168,506

	Agency Commercial Mortgage-Backed Securities – continued
17,762,659	Government National Mortgage Association, Series 2015-171, Class IO, 0.894%, 11/16/2055(c)(e)	1,160,850
27,442,927	Government National Mortgage Association, Series 2015-189, Class IG, 0.933%, 1/16/2057(b)(c)(e)	1,810,624
19,356,492	Government National Mortgage Association, Series 2015-21, Class IO, 1.072%, 7/16/2056(c)(e)	1,326,109
38,299,505	Government National Mortgage Association, Series 2015-32, Class IO, 0.918%, 9/16/2049(b)(c)(e)	2,352,371
13,697,189	Government National Mortgage Association, Series 2015-68, Class IO, 0.811%, 7/16/2057(c)(e)	822,459
46,267,803	Government National Mortgage Association, Series 2015-70, Class IO, 1.113%, 12/16/2049(b)(c)(e)	3,007,912
36,293,691	Government National Mortgage Association, Series 2015-73, Class IO, 0.830%, 11/16/2055(b)(c)(e)	2,114,931
56,620,642	Government National Mortgage Association, Series 2016-6, Class IO, 0.754%, 2/16/2051(b)(c)(e)	2,952,183

		69,133,666

	Collateralized Mortgage Obligations – 23.2%
136,830	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)	151,207
105,534	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)	117,471
1,235,568	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 12.720%, 6/15/2023(c)	1,436,630
503,221	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	537,316
227,543	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(d)(e)	61,041
240,003	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 7.898%, 11/15/2033(c)(d)	246,346
3,567,015	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1.162%, 10/15/2034(b)(c)	3,575,286
7,444,567	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,199,913
3,775,090	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 16.054%, 5/15/2035(b)(c)	4,991,209
8,571,654	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.288%, 5/15/2036(b)(c)(e)	1,909,184
2,477,761	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 5.338%, 2/15/2038(c)(d)(e)	365,172

See accompanying notes to financial statements.

17  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,706,898	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 13.870%, 2/15/2038(b)(c)	$2,111,342
1,695,392	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.166%, 6/15/2048(b)(c)	1,635,206
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	503,536
1,882,466	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.180%, 12/15/2036(b)(c)	1,951,205
1,373,074	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1.412%, 12/15/2037(c)	1,379,820
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 8.076%, 1/15/2041(b)(c)	2,203,897
369,538	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 7.631%, 2/15/2041(c)	357,470
2,233,981	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1.312%, 5/15/2037(b)(c)	2,242,829
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 19.439%, 8/15/2040(b)(c)	3,101,334
5,374,145	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 5.238%, 8/15/2032(c)(e)	708,998
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(b)	1,761,062
1,813,679	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1.212%, 2/15/2042(b)(c)	1,809,345
18,033,613	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.742%, 6/15/2039(c)(e)	1,088,803
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	701,517
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(d)	376,300
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(d)	439,700
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,386,781
703,006	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(d)(e)	124,152
1,111,913	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1.312%, 11/15/2040(c)	1,112,616
296,472	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.268%, 1/25/2024(c)(d)(e)	35,992

	Collateralized Mortgage Obligations – continued
1,679,506	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 5.902%, 4/25/2035(b)(c)	1,760,303
1,676,624	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(b)	2,040,646
3,246,921	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 20.601%, 6/25/2036(b)(c)	4,627,860
177,537	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.318%, 8/25/2036(c)(d)(e)	30,365
847,513	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 28.092%, 8/25/2036(c)	1,463,538
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,016,533
2,318,515	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.486%, 8/25/2038(b)(c)	2,405,339
567,423	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.674%, 11/25/2038(c)	595,532
1,449,985	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.750%, 3/25/2039(b)(c)	1,441,903
130,921	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	137,882
342,665	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.645%, 12/25/2039(c)	336,404
4,310,649	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1.382%, 9/25/2040(b)(c)	4,317,001
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 6.916%, 11/25/2040(c)	522,174
7,513,412	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(b)	7,488,315
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 9.759%, 7/25/2043(b)(c)	1,808,564
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 4.973%, 3/25/2043(c)	854,607
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 4.519%, 4/25/2033(c)	721,958
5,647,793	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.168%, 8/25/2042(b)(c)(e)	895,064
166,108	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)(d)	170,013
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(b)(c)	2,012,322

See accompanying notes to financial statements.

|  18

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	$693,879
2,878,441	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(b)(c)	2,632,731
20,368,077	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 5.118%, 10/25/2034(b)(c)(e)	3,178,463
2,255,251	Federal National Mortgage Association, REMIC, Series 2016-32, Class TG, 4.500%, 1/25/2043(b)(c)	2,099,290
932,558	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(d)(e)	217,508
204,719	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)(e)	51,305
988,020	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(d)(e)	227,334
186,463	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(d)(e)	36,505
2,106,394	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(d)(e)	388,431
877,947	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(d)(e)	181,001
521,040	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(d)(e)	112,013
1,057,142	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(d)(e)	229,928
495,683	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(d)(e)	106,763
595,328	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(d)(e)	135,786
735,596	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(d)(e)	166,118
684,503	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(d)(e)	134,351
320,592	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)(e)	60,726
433,428	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(d)(e)	93,876
278,799	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)(e)	58,543
82,281	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(d)(e)	16,934

	Collateralized Mortgage Obligations – continued
2,452,403	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)(e)	465,792
795,444	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(d)(e)	170,051
778,258	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)(e)	161,358
706,571	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)(e)	98,777
424,615	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(d)(e)	80,304
66,661	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)	12,891
10,850,828	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.365%, 12/25/2021(c)(e)	569,330
5,039,317	Government National Mortgage Association, Series 2006-46, Class IO, 0.456%, 4/16/2046(c)(d)(e)	76,538
2,755,687	Government National Mortgage Association, Series 2006-51, Class IO, 0.957%, 8/16/2046(b)(c)(d)(e)	86,851
7,314,964	Government National Mortgage Association, Series 2009-114, Class IO, Zero Coupon, 10/16/2049(c)(d)(e)	76,774
251,670	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	287,827
11,387,718	Government National Mortgage Association, Series 2010-124, Class X, 0.370%, 12/16/2052(b)(c)(d)(e)	191,184
399,231	Government National Mortgage Association, Series 2010-49, Class IA, 1.509%, 10/16/2052(c)(d)(e)	23,191
743,744	Government National Mortgage Association, Series 2010-H20, Class AF, 1.110%, 10/20/2060(c)	736,691
2,768,298	Government National Mortgage Association, Series 2010-H22, Class FE, 1.130%, 5/20/2059(b)(c)	2,754,211
8,357,921	Government National Mortgage Association, Series 2011-119, Class IO, 0.554%, 8/16/2051(c)(d)(e)	214,177
38,054,618	Government National Mortgage Association, Series 2011-121, Class IO, 0.758%, 6/16/2043(b)(c)(d)(e)	774,255
22,266,015	Government National Mortgage Association, Series 2011-161, Class IO, 0.702%, 4/16/2045(c)(e)	589,230
9,874,160	Government National Mortgage Association, Series 2011-38, Class IO, 0.066%, 4/16/2053(b)(c)(d)(e)	178,932
3,546,980	Government National Mortgage Association, Series 2011-53, Class IO, 0.379%, 5/16/2051(b)(c)(d)(e)	92,256

See accompanying notes to financial statements.

19  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,342,418	Government National Mortgage Association, Series 2011-H01, Class AF, 1.230%, 11/20/2060(c)	$1,334,970
619,639	Government National Mortgage Association, Series 2011-H21, Class FT, 1.510%, 10/20/2061(c)	624,972
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.358%, 9/16/2050(c)(e)	1,185,436
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.258%, 9/16/2050(c)(d)(e)	839,624
60,878,688	Government National Mortgage Association, Series 2012-142, Class IO, 1.055%, 4/16/2054(b)(c)(e)	2,793,394
20,981,207	Government National Mortgage Association, Series 2012-23, Class IO, 0.987%, 6/16/2053(b)(c)(d)(e)	711,100
38,896,629	Government National Mortgage Association, Series 2012-55, Class IO, 0.879%, 4/16/2052(b)(c)(e)	1,167,972
22,426,647	Government National Mortgage Association, Series 2012-70, Class IO, 0.556%, 8/16/2052(b)(c)(d)(e)	630,530
20,287,616	Government National Mortgage Association, Series 2012-79, Class IO, 0.813%, 3/16/2053(c)(d)(e)	897,511
8,199,424	Government National Mortgage Association, Series 2012-H08, Class FA, 1.380%, 1/20/2062(b)(c)	8,195,218
872,222	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	868,917
2,375,183	Government National Mortgage Association, Series 2012-H20, Class BA, 1.340%, 9/20/2062(b)(c)	2,370,987
2,923,239	Government National Mortgage Association, Series 2012-H24, Class FD, 1.370%, 9/20/2062(b)(c)	2,929,015
326,929	Government National Mortgage Association, Series 2012-H24, Class FE, 1.380%, 10/20/2062(c)	325,562
18,661,103	Government National Mortgage Association, Series 2012-H24, Class HI, 1.187%, 10/20/2062(c)(d)(e)	774,378
4,612,589	Government National Mortgage Association, Series 2012-H26, Class BA, 1.130%, 10/20/2062(b)(c)	4,571,852
2,023,294	Government National Mortgage Association, Series 2012-H27, Class FA, 1.180%, 10/20/2062(b)(c)	2,008,501
2,262,430	Government National Mortgage Association, Series 2012-H27, Class FB, 1.280%, 10/20/2062(b)(c)	2,265,509
2,819,655	Government National Mortgage Association, Series 2012-H30, Class GA, 1.130%, 12/20/2062(b)(c)	2,794,528
5,475,291	Government National Mortgage Association, Series 2013-175, Class IO, 0.721%, 5/16/2055(c)(d)(e)	208,438

	Collateralized Mortgage Obligations – continued
4,703,619	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(b)	4,652,843
23,438,929	Government National Mortgage Association, Series 2013-H16, Class AI, 1.615%, 7/20/2063(c)(e)	1,420,985
16,405,909	Government National Mortgage Association, Series 2013-H18, Class EI, 1.716%, 7/20/2063(c)(e)	1,212,430
2,748,813	Government National Mortgage Association, Series 2013-H18, Class JI, 1.377%, 8/20/2063(c)(d)(e)	135,113
312,967	Government National Mortgage Association, Series 2013-H22, Class FT, 1.460%, 4/20/2063(c)	315,259
44,163,631	Government National Mortgage Association, Series 2014-130, Class IB, 0.910%, 8/16/2054(b)(c)(e)	2,369,573
232,042	Government National Mortgage Association, Series 2014-160, Class ST, 6.500%, 10/20/2044(c)(d)	229,921
40,706,677	Government National Mortgage Association, Series 2014-24, Class IX, 0.808%, 1/16/2054(b)(c)(e)	1,800,188
27,166,366	Government National Mortgage Association, Series 2014-70, Class IO, 0.995%, 3/16/2049(b)(c)(e)	1,379,323
14,669,472	Government National Mortgage Association, Series 2014-H03, Class FS, 1.430%, 2/20/2064(b)(c)	14,695,882
4,384,499	Government National Mortgage Association, Series 2014-H05, Class FB, 1.380%, 12/20/2063(b)(c)	4,382,209
3,677,299	Government National Mortgage Association, Series 2014-H06, Class FA, 1.350%, 3/20/2064(b)(c)	3,671,801
8,113,280	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(b)(c)	8,920,917
3,414,737	Government National Mortgage Association, Series 2014-H14, Class FA, 1.280%, 7/20/2064(b)(c)	3,398,829
2,494,865	Government National Mortgage Association, Series 2014-H15, Class FA, 1.280%, 7/20/2064(b)(c)	2,482,027
45,200,453	Government National Mortgage Association, Series 2015-120, Class IO, 0.924%, 3/16/2057(b)(c)(e)	2,884,413
1,896,130	Government National Mortgage Association, Series 2015-39, Class SN, 3.301%, 3/20/2045(b)(c)	1,935,013
4,355,344	Government National Mortgage Association, Series 2015-H05, Class FA, 1.080%, 4/20/2061(b)(c)	4,352,899
6,283,540	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(b)	6,148,449
5,652,675	Government National Mortgage Association, Series 2015-H13, Class FL, 1.060%, 5/20/2063(b)(c)	5,648,191

See accompanying notes to financial statements.

|  20

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,797,492	Government National Mortgage Association, Series 2015-H29, Class FA, 1.480%, 10/20/2065(b)(c)	$1,803,767
106,300	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.589%, 9/20/2065(c)(d)	114,002
1,322,232	Government National Mortgage Association, Series 2015-H30, Class FA, 1.460%, 8/20/2061(c)	1,326,459
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,618,652
1,871,291	Government National Mortgage Association, Series 2016-23, Class PA, 5.722%, 7/20/2037(b)(c)	2,065,316
4,515,122	Government National Mortgage Association, Series 2016-H06, Class FC, 1.700%, 2/20/2066(b)(c)	4,545,258
29,207,885	Government National Mortgage Association, Series 2016-H09, Class JI, 2.032%, 4/20/2066(b)(c)(e)	3,190,049
5,693,226	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.380%, 4/20/2066(b)(c)	5,702,920
2,892,268	Government National Mortgage Association, Series 2016-H13, Class FT, 1.360%, 5/20/2066(b)(c)	2,889,438
517,361	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.557%, 8/20/2063(c)(d)	537,315
511,376	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.505%, 8/20/2066(c)(d)	559,293
512,759	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.054%, 6/20/2061(c)(d)	537,912
2,747,005	Government National Mortgage Association, Series 2016-H19, Class FC, 1.180%, 8/20/2066(b)(c)	2,741,262
4,079,444	Government National Mortgage Association, Series 2016-H19, Class FE, 1.150%, 6/20/2061(b)(c)	4,079,478
2,837,827	Government National Mortgage Association, Series 2016-H19, Class FJ, 1.180%, 9/20/2063(b)(c)	2,822,785

		243,799,693

	Hybrid ARMs – 1.4%
103,183	FHLMC, 2.785%, 1/01/2035(b)(c)	109,133
1,822,651	FHLMC, 2.798%, 6/01/2035(b)(c)	1,920,208
223,350	FHLMC, 2.807%, 1/01/2036(b)(c)	236,966
1,507,364	FHLMC, 3.815%, 2/01/2037(b)(c)	1,613,490
233,235	FNMA, 2.670%, 10/01/2035(b)(c)	239,101
898,496	FNMA, 2.796%, 9/01/2034(b)(c)	945,811
580,901	FNMA, 2.802%, 2/01/2037(b)(c)	604,305
2,372,057	FNMA, 2.875%, 6/01/2034(b)(c)	2,504,441
1,936,090	FNMA, 3.032%, 8/01/2038(b)(c)	2,049,824
3,875,742	FNMA, 3.095%, 9/01/2037(b)(c)	4,111,875
393,778	FNMA, 3.123%, 9/01/2036(b)(c)	419,573

		14,754,727

	Mortgage Related – 48.2%
1,813,120	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 15.154%, 2/15/2038(b)(c)	2,385,500
4,084,412	FHLMC, 3.500%, with various maturities from 2042 to 2046(b)(f)	4,191,220
869,440	FHLMC, 4.000%, 9/01/2045	912,674
68,581	FHLMC, 5.000%, 9/01/2035	74,966
4,074,682	FNMA, 4.000%, with various maturities from 2041 to 2052(f)	4,272,064
1,768,751	FNMA, 4.500%, 5/01/2045(b)	1,897,907
528,003	FNMA, 5.500%, 8/01/2034(b)	596,113
6,182	FNMA, 6.000%, 10/01/2034	7,040
28,000,000	FNMA (TBA), 2.500%, 5/01/2032(g)	27,978,126
48,295,000	FNMA (TBA), 3.000%, 5/01/2047(g)	47,781,866
74,545,000	FNMA (TBA), 3.500%, 5/01/2047(g)	76,097,049
121,695,000	FNMA (TBA), 4.000%, 5/01/2047(g)	127,399,447
748,996	GNMA, 1.290%, 8/20/2063(c)	749,876
1,933,435	GNMA, 2.472%, 2/20/2061(b)(c)	2,010,035
460,123	GNMA, 2.496%, 7/20/2060(c)	478,147
329,105	GNMA, 2.527%, 9/20/2060(c)	343,055
2,676,611	GNMA, 2.782%, 2/20/2063(b)(c)	2,802,470
1,148,997	GNMA, 3.126%, 6/20/2065(c)	1,233,066
1,397,658	GNMA, 4.296%, 3/20/2063(c)	1,467,964
1,800,557	GNMA, 4.431%, 5/20/2063(b)(c)	1,900,321
3,716,741	GNMA, 4.439%, 2/20/2063(b)(c)	3,902,489
2,106,115	GNMA, 4.479%, 4/20/2063(b)(c)	2,221,652
1,556,879	GNMA, 4.482%, 2/20/2062(b)(c)	1,622,406
2,050,153	GNMA, 4.483%, 4/20/2063(b)(c)	2,156,350
1,386,272	GNMA, 4.501%, 8/20/2063(c)	1,462,065
2,273,498	GNMA, 4.502%, 2/20/2067(b)(c)	2,490,080
912,940	GNMA, 4.507%, 7/20/2062(c)	952,191
1,663,574	GNMA, 4.512%, 1/20/2062(b)(c)	1,729,120
1,540,980	GNMA, 4.513%, 4/20/2066(b)(c)	1,665,641
1,201,143	GNMA, 4.518%, 1/20/2063(c)	1,258,038
3,227,897	GNMA, 4.525%, with various maturities in 2061(b)(c)(f)	3,348,904
4,828,047	GNMA, 4.529%, with various maturities from 2061 to 2064(b)(c)(f)	5,166,099
722,090	GNMA, 4.532%, 1/20/2064(c)	754,603
482,864	GNMA, 4.534%, 1/20/2063(c)	507,270
1,329,066	GNMA, 4.539%, 12/20/2061(c)	1,371,901
3,432,866	GNMA, 4.544%, with various maturities from 2062 to 2066(b)(c)(f)	3,702,942
8,515,902	GNMA, 4.558%, with various maturities from 2063 to 2064(b)(c)(f)	9,050,083
531,026	GNMA, 4.562%, 2/20/2066(c)	572,773
1,895,083	GNMA, 4.565%, with various maturities from 2063 to 2067(c)(f)	2,059,516
6,309,328	GNMA, 4.567%, 7/20/2065(b)(c)	6,835,730
1,682,890	GNMA, 4.572%, 1/20/2067(c)	1,772,833
4,347,166	GNMA, 4.576%, 6/20/2063(b)(c)	4,591,474
4,137,540	GNMA, 4.584%, 3/20/2062(b)(c)	4,290,729
1,550,162	GNMA, 4.587%, 1/20/2067(b)(c)	1,703,171
1,059,022	GNMA, 4.595%, 6/20/2061(c)	1,091,513
903,267	GNMA, 4.609%, 7/20/2062(c)	943,269
3,970,222	GNMA, 4.614%, 8/20/2066(b)(c)	4,365,489
826,771	GNMA, 4.615%, 10/20/2061(c)	851,541
876,327	GNMA, 4.625%, 6/20/2062(c)	914,456
546,122	GNMA, 4.626%, 3/20/2062(c)	567,644
779,483	GNMA, 4.633%, 12/20/2063(c)	835,583
1,432,748	GNMA, 4.640%, 8/20/2061(c)	1,477,079

See accompanying notes to financial statements.

21  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$923,822	GNMA, 4.655%, 3/20/2062(c)	$958,831
4,215,229	GNMA, 4.663%, 10/20/2061(b)(c)	4,352,781
1,104,976	GNMA, 4.672%, 10/20/2064(c)	1,196,706
8,261,377	GNMA, 4.673%, 2/20/2062(b)(c)	8,598,166
809,665	GNMA, 4.682%, 11/20/2063(c)	875,283
9,961,851	GNMA, 4.683%, 12/20/2061(b)(c)	10,347,042
2,579,399	GNMA, 4.685%, with various maturities from 2061 to 2064(b)(c)(f)	2,740,620
560,910	GNMA, 4.686%, 1/20/2062(c)	580,468
527,897	GNMA, 4.689%, 11/20/2063(c)	548,829
2,745,764	GNMA, 4.694%, 7/20/2063(b)(c)	2,857,593
5,413,046	GNMA, 4.700%, with various maturities in 2061(b)(c)(f)	5,561,457
611,739	GNMA, 4.718%, 12/20/2063(c)	658,001
1,856,018	GNMA, 4.732%, 6/20/2061(b)(c)	1,910,786
1,028,786	GNMA, 4.747%, 8/20/2062(c)	1,069,451
659,251	GNMA, 4.797%, 5/20/2061(c)	676,391
2,948,287	GNMA, 4.807%, 5/20/2061(b)(c)	3,022,068
631,208	GNMA, 4.903%, 1/20/2062(c)	662,860
122,030	GNMA, 5.500%, with various maturities in 2059(c)(f)	123,569
298,760	GNMA, 6.572%, 5/20/2061(c)	316,155
15,500,000	GNMA (TBA), 3.000%, 5/01/2047(g)	15,609,893
15,600,000	GNMA (TBA), 3.500%, 5/01/2047(g)	16,147,219
3,925,646	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	3,923,636
2,361,314	Government National Mortgage Association, Series 2013-H13, Class SI, 1.287%, 6/20/2063(c)(d)(e)	118,959
24,307,162	Government National Mortgage Association, Series 2014-H24, Class HI, 0.940%, 9/20/2064(c)(e)	1,125,422
12,647,323	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.625%, 10/20/2064(b)(c)	14,185,640
16,388,865	Government National Mortgage Association, Series 2015-H04, Class FL, 1.250%, 2/20/2065(b)(c)	16,293,025
2,461,730	Government National Mortgage Association, Series 2015-H12, Class FL, 1.010%, 5/20/2065(b)(c)	2,432,776
4,923,555	Government National Mortgage Association, Series 2015-H19, Class FA, 0.980%, 4/20/2063(b)(c)	4,915,631
748,346	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.984%, 3/20/2065(c)	805,011
21,377,477	Government National Mortgage Association, Series 2016-H01, Class AI, 2.141%, 1/20/2066(b)(c)(e)	2,097,665

		505,525,474

	Non-Agency Commercial Mortgage-Backed Securities – 12.6%
1,077,701	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	1,083,885

	Non-Agency Commercial Mortgage-Backed Securities – continued
8,547,074	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 2.312%, 12/15/2027, 144A(b)(c)	8,563,154
140,150	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047(b)(c)	139,973
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	2,411,944
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 1.712%, 3/15/2029, 144A(b)(c)	3,011,882
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,235,539
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(b)	2,801,093
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.641%, 5/13/2031, 144A(c)(h)(i)	2,734,053
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,365,614
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,124,475
3,015,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 3.912%, 10/15/2034, 144A(c)	3,025,089
785,233	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/2039(b)(c)	784,821
939,743	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/2039(c)	944,265
6,585,619	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	6,614,385
2,258,773	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.062%, 2/15/2041(b)(c)	2,284,110
2,450,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(b)	2,509,954
2,296,776	GP Portfolio Trust, Series 2014-GPP, Class A, 1.862%, 2/15/2027, 144A(b)(c)	2,299,659
8,918,403	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	8,964,983
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.436%, 12/10/2027, 144A(b)(c)	5,278,427
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)(c)	5,826,207
4,133,956	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.949%, 8/10/2045(b)(c)	4,129,682

See accompanying notes to financial statements.

|  22

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)(c)	$3,778,234
3,057,529	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047(b)	3,138,363
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.812%, 10/15/2029, 144A(b)(c)	6,464,996
1,174,518	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.841%, 6/15/2049(c)	1,174,903
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(b)	1,699,553
3,445,097	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.892%, 7/15/2031, 144A(b)(c)	3,452,440
3,025,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 5.412%, 7/15/2036, 144A(b)(c)	3,058,987
466,676	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)(c)	466,099
5,058,954	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	5,105,431
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(b)	3,528,291
5,798,794	Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	5,857,149
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.503%, 6/15/2044, 144A(c)	1,025,679
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,340,597
680,000	SCG Trust, Series 2013-SRP1, Class A, 2.562%, 11/15/2026, 144A(c)	678,715
905,000	SCG Trust, Series 2013-SRP1, Class B, 3.412%, 11/15/2026, 144A(c)	868,980
2,100,000	Starwood Retail Property Trust, Inc., 2.132%, 11/15/2027, 144A(b)(c)	2,088,093
6,500,000	Starwood Retail Property Trust, Inc., 2.562%, 11/15/2027, 144A(b)(c)	6,317,740
2,146,755	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046(b)	2,155,406

	Non-Agency Commercial Mortgage-Backed Securities – continued
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(b)	4,137,231
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(b)	4,846,389

		132,316,470

	Total Bonds and Notes
	(Identified Cost $1,236,568,498)	1,212,034,211

Short-Term Investments – 13.6%
15,000,000	Federal Home Loan Bank Discount Notes, 0.530%, 5/11/2017(j)	14,988,435
15,000,000	Federal Home Loan Bank Discount Notes, 0.670%, 8/18/2017(b)(j)	14,954,910
67,000,000	Federal Home Loan Bank Discount Notes, 0.765-0.850%, 8/25/2017(b)(j)	66,788,280
23,500,000	Federal National Mortgage Association Discount Notes, 0.520%, 6/13/2017(j)	23,465,244
23,111,165	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $23,111,589 on 4/03/2017 collateralized by $24,400,000 U.S. Treasury Note, 1.125% due 9/30/2021 valued at $23,574,597 including accrued interest (Note 2 of Notes to Financial Statements)	23,111,165

	Total Short-Term Investments
	(Identified Cost $143,322,263)	143,308,034

	Total Investments – 129.1%
	(Identified Cost $1,379,890,761)(a)	1,355,342,245
	Other assets less liabilities—(29.1)%	(305,896,223)

	Net Assets – 100.0%	$1,049,446,022

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $1,379,890,761 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,495,009
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,043,525)

	Net unrealized depreciation	$(24,548,516)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2017 is disclosed.

See accompanying notes to financial statements.

23  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

(d)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $14,753,867 or 1.4% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages (interest-only or “IO” class). Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Illiquid security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $2,734,053 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $240,736,899 or 22.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2017	497	$61,907,563	$(202,890)
30 Year U.S. Treasury Bond	6/21/2017	122	18,402,938	(136,577)
Ultra 10 Year U.S. Treasury Note	6/21/2017	439	58,777,984	(148,319)

Total				$(487,786)

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2017	218	$47,186,782	$40,209
5 Year U.S. Treasury Note	6/30/2017	498	58,627,828	167,719

Total				$207,928

Industry Summary at March 31, 2017 (Unaudited)

Mortgage Related	48.2%
Collateralized Mortgage Obligations	23.2
Non-Agency Commercial Mortgage-Backed Securities	12.6
ABS Car Loan	12.0
Agency Commercial Mortgage-Backed Securities	6.6
ABS Other	3.9
ABS Home Equity	3.6
ABS Student Loan	2.8
Other Investments, less than 2% each	2.6
Short-Term Investments	13.6

Total Investments	129.1
Other assets less liabilities (including futures contracts)	(29.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$129,682,545	$1,379,890,761
Net unrealized appreciation (depreciation)	3,874,520	(24,548,516)

Investments at value	133,557,065	1,355,342,245
Cash	13,081	—
Due from brokers (Note 2)	—	1,862,000
Receivable for Fund shares sold	197,103	1,595,714
Receivable for securities sold	355,561	—
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	280,481,316
Collateral received for delayed delivery securities (Note 2)	—	210,000
Interest receivable	1,712,408	3,669,363
Receivable for variation margin on futures contracts (Note 2)	—	178,441

TOTAL ASSETS	135,835,218	1,643,339,079

LIABILITIES
Payable for securities purchased	874,407	1,747,099
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	591,303,454
Payable for Fund shares redeemed	7,251	579,284
Due to brokers (Note 2)	—	210,000
Other accounts payable and accrued expenses	21,348	53,220

TOTAL LIABILITIES	903,006	593,893,057

NET ASSETS	$134,932,212	$1,049,446,022

NET ASSETS CONSIST OF:
Paid-in capital	$131,479,819	$1,087,557,651
Undistributed (Distributions in excess of) net investment income	500,719	(1,716,925)
Accumulated net realized loss on investments and futures contracts	(922,846)	(11,566,330)
Net unrealized appreciation (depreciation) on investments and futures contracts	3,874,520	(24,828,374)

NET ASSETS	$134,932,212	$1,049,446,022

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$134,932,212	$1,049,446,022

Shares of beneficial interest	12,509,137	102,944,092

Net asset value, offering and redemption price per share	$10.79	$10.19

See accompanying notes to financial statements.

25  |

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$3,851,959	$19,595,017
Dividends	137,436	—
Less net foreign taxes withheld	(4,402)	—

Investment income	3,984,993	19,595,017

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	538,571	(4,830,996)
Futures contracts	—	(1,385,762)
Net change in unrealized appreciation (depreciation) on:
Investments	1,150,576	(21,554,626)
Futures contracts	—	(264,383)

Net realized and unrealized gain (loss) on investments and futures contracts	1,689,147	(28,035,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,674,140	$(8,440,750)

See accompanying notes to financial statements.

|  26

STATEMENTS OF CHANGES IN NET ASSETS

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$3,984,993	$7,907,165	$19,595,017	$36,937,926
Net realized gain (loss) on investments and futures contracts	538,571	(1,280,168)	(6,216,758)	15,646,361
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,150,576	8,956,827	(21,819,009)	(11,733,579)

Net increase (decrease) in net assets resulting from operations	5,674,140	15,583,824	(8,440,750)	40,850,708

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(4,106,267)	(8,169,008)	(28,235,678)	(44,606,095)
Net realized capital gains
Institutional Class	—	(452,100)	—	—

Total distributions	(4,106,267)	(8,621,108)	(28,235,678)	(44,606,095)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(2,341,349)	8,574,679	70,263,907	74,405,757

Net increase (decrease) in net assets	(773,476)	15,537,395	33,587,479	70,650,370
NET ASSETS
Beginning of the period	135,705,688	120,168,293	1,015,858,543	945,208,173

End of the period	$134,932,212	$135,705,688	$1,049,446,022	$1,015,858,543

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$500,719	$621,993	$(1,716,925)	$6,923,736

See accompanying notes to financial statements.

27  |

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.66		$10.11	$10.92	$10.53	$10.35	$9.36

Income (loss) from Investment Operations:
Net investment income(a)	0.32		0.60	0.55	0.62	0.67	0.72
Net realized and unrealized gain (loss)	0.14		0.60	(0.81)	0.43	0.25	1.01

Total from Investment Operations	0.46		1.20	(0.26)	1.05	0.92	1.73

Less Distributions From:
Net investment income	(0.33)		(0.62)	(0.55)	(0.66)	(0.74)	(0.74)
Net realized capital gains	—		(0.03)	—	—	—	—

Total Distributions	(0.33)		(0.65)	(0.55)	(0.66)	(0.74)	(0.74)

Net asset value, end of the period	$10.79		$10.66	$10.11	$10.92	$10.53	$10.35

Total return	4.38	%(b)	12.55%	(2.61)%	10.01%	9.19%	19.24%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$134,932		$135,706	$120,168	$69,343	$78,102	$74,121
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	5.97	%(d)	5.94%	5.12%	5.70%	6.33%	7.28%
Portfolio turnover rate	13%		36%	28%	41%	41%	30%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.57		$10.62	$10.73	$10.73	$11.39	$11.13

Income (loss) from Investment Operations:
Net investment income(a)	0.20		0.40	0.37	0.41	0.41	0.45
Net realized and unrealized gain (loss)	(0.29)		0.04	0.06	0.14	(0.33)	0.55

Total from Investment Operations	(0.09)		0.44	0.43	0.55	0.08	1.00

Less Distributions From:
Net investment income	(0.29)		(0.49)	(0.54)	(0.55)	(0.62)	(0.54)
Net realized capital gains	—		—	—	—	(0.12)	(0.20)

Total Distributions	(0.29)		(0.49)	(0.54)	(0.55)	(0.74)	(0.74)

Net asset value, end of the period	$10.19		$10.57	$10.62	$10.73	$10.73	$11.39

Total return	(0.88	)%(b)	4.27%	4.13%	5.25%	0.75%	9.42%
Ratios to Average Net Assets:
Net assets, end of the period (000’s)	$1,049,446		$1,015,859	$945,208	$824,407	$689,196	$713,366
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	3.85	%(d)	3.84%	3.47%	3.80%	3.67%	4.08%
Portfolio turnover rate	155%		306%	272%	260%	244%	230%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  28

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by NGAM Advisors, L.P. (“NGAM Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of NGAM Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

29  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

As of March 31, 2017, securities held by the funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Opportunities Fund	$1,794,970	1.3%	$94,286	0.1%
Securitized Asset Fund	2,734,053	0.3%	14,753,867	1.4%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2017.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

|  30

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2017.

g.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

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March 31, 2017 (Unaudited)

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Stripped Securities. Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, corporate actions, defaulted bonds and/or non-income producing securities, contingent payment debt instruments, distribution re-designations, return of capital distributions received, convertible bonds and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, corporate actions, premium amortization, defaulted bonds and/or non-income producing securities, contingent payment debt instruments, convertible bonds and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax characterization of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$8,164,479	$456,629	$8,621,108
Securitized Asset Fund	44,606,095	—	44,606,095

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

As of September 30, 2016, the capital loss carryforwards were as follows:

Capital loss carryforward:	High Income Opportunities Fund	Securitized Asset Fund
Short-term:
No expiration date	$(239,774)	$—
Long-term:
No expiration date	(1,054,802)	(5,365,047)

Total capital loss carryforward	$(1,294,576)	$(5,365,047)

k.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Due to/from Brokers. Transactions and positions in certain futures contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statement of Assets and Liabilities for Securitized Asset Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statement of Assets and Liabilities for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

m.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, neither Fund had loaned securities under this agreement.

n.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

o.  New Accounting Pronouncement. In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$208,542	(b)	$208,542
Home Construction	—	2,208,025	2	(c)	2,208,027
Non-Agency Commercial Mortgage-Backed Securities	—	976,393	574,233	(b)	1,550,626
Transportation Services	—	479,913	94,284	(c)	574,197
All Other Non-Convertible Bonds(a)	—	110,575,747	—		110,575,747

Total Non-Convertible Bonds	—	114,240,078	877,061		115,117,139

Convertible Bonds(a)	—	7,366,851	—		7,366,851

Total Bonds and Notes	—	121,606,929	877,061		122,483,990

Senior Loans(a)	—	681,384	—		681,384
Preferred Stocks
Pharmaceuticals	1,008,689	293,403	—		1,302,092
All Other Preferred Stocks(a)	—	920,607	—		920,607

Total Preferred Stocks	1,008,689	1,214,010	—		2,222,699

Common Stocks(a)	542,784	—	—		542,784

Warrants(d)	3,847	—	—		3,847
Short-Term Investments	—	7,621,481	—		7,621,481

Total	$1,555,320	$131,123,804	$877,061		$133,556,185

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Includes a security fair valued at zero using Level 2 inputs.

A preferred stock valued at $285,512 was transferred from Level 1 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$34,824,926	$2,489,786	(b)	$37,314,712
ABS Student Loan	—	21,812,459	7,840,187	(c)	29,652,646
Agency Commercial Mortgage-Backed Securities	—	68,175,135	958,531	(d)	69,133,666
Collateralized Mortgage Obligations	—	224,592,524	19,207,169	(e)	243,799,693
Mortgage Related	—	502,183,428	3,342,046	(f)	505,525,474
All Other Non-Convertible Bonds(a)	—	326,608,020	—		326,608,020

Total Bonds and Notes	—	1,178,196,492	33,837,719		1,212,034,211

Short-Term Investments	—	143,308,034	—		143,308,034

Total Investments	—	1,321,504,526	33,837,719		1,355,342,245

Futures Contracts (unrealized appreciation)	207,928	—	—		207,928

Total	$207,928	$1,321,504,526	$33,837,719		$1,355,550,173

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(487,786)	$—	$—		$(487,786)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($1,426,880) or fair valued by the Fund’s adviser ($1,062,906).

(c) Valued using broker-dealer bid prices.

(d) Valued using broker-dealer bid prices ($770,234) or fair valued by the Fund’s adviser ($188,297).

(e) Valued using broker-dealer bid prices ($5,823,464) or fair valued by the Fund’s adviser ($13,383,705).

(f) Valued using broker-dealer bid prices ($3,223,087) or fair valued by the Fund’s adviser ($118,959).

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$4,041	$—	$(8,928)	$213,429	$—	$208,542	$4,041
Home Construction	4	91	(198,057)	197,968	—	(4)	—	—	2	—
Non-Agency Commercial Mortgage-Backed Securities	573,514	—	—	719	—	—	—	—	574,233	719
Transportation Services	113,265	—	2,657	(4,957)	—	(16,681)	—	—	94,284	(2,122)
Warrants	3,336	—	—	—	—	—	—	(3,336)	—	—

Total	$690,119	$91	$(195,400)	$197,771	$—	$(25,613)	$213,429	$(3,336)	$877,061	$2,638

A debt security valued at $213,429 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Warrants valued at $3,336 was transferred from Level 3 to Level 1 during the period ended March 31, 2017. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2017, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

35  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,037,047	$—	$—	$—	$—	$—	$—	$(5,037,047)	$—	$—
ABS Home Equity	1,303,154	—	63,788	(45,330)	1,426,880	(258,706)	—	—	2,489,786	7,966
ABS Other	4,046,953	—	6,812	(7,518)	—	(986,022)	—	(3,060,225)	—	—
ABS Student Loan	—	—	—	—	7,840,187	—	—	—	7,840,187	—
Agency Commercial Mortgage-Backed Securities	—	—	(15,277)	(15,083)	771,269	—	217,622	—	958,531	(15,083)
Collateralized Mortgage Obligations	18,241,211	—	(1,930,896)	(1,217,161)	2,028,693	(917,210)	4,311,789	(1,309,257)	19,207,169	(1,231,077)
Mortgage Related	3,754,871	—	(121,398)	(291,427)	—	—	—	—	3,342,046	(291,427)
Non-Agency Commercial Mortgage-Backed Securities	5,374,722	—	(6,990)	12,268	—	(5,380,000)	—	—	—	—

Total	$37,757,958	$—	$(2,003,961)	$(1,564,251)	$12,067,029	$(7,541,938)	$4,529,411	$(9,406,529)	$33,837,719	$(1,529,621)

Debt securities valued at $8,097,272 were transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $4,529,411 were transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $1,309,257 were transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of March 31, 2017, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate[1]	1.00%	$1,062,906
Collateralized Mortgage Obligations	Market Discount	Discount Rate[1]	2.00%	13,572,002
Mortgage Related	Market Discount	Discount Rate[1]	2.00%	118,959

Total				$14,753,867

1 Securities are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Securitized Asset Fund used during the period include futures contracts.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the six months ended March 31, 2017, Securitized Asset Fund used futures contracts to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded/cleared asset derivatives
Interest rate contracts	$207,928

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(487,786)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2017 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(1,385,762)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(264,383)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2017:

Securitized Asset Fund	Futures
Average Notional Amount Outstanding	22.02%
Highest Notional Amount Outstanding	25.23%
Lowest Notional Amount Outstanding	17.51%
Notional Amount Outstanding as of March 31, 2017	23.34%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial

37  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Securitized Asset Fund	$2,033,441	$2,033,441

5.  Purchases and Sales of Securities. For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$2,048,879	$—	$14,705,831	$20,044,134
Securitized Asset Fund	1,740,880,884	1,705,964,170	138,029,570	159,668,674

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.

Loomis Sayles serves as investment adviser to each Fund. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust. NGAM Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse NGAM Distribution to the extent that NGAM Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to NGAM Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are

|  38

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds (applicable allocations to the Funds are paid by Loomis Sayles) based on their average daily unused portion of the line of credit. Loomis Sayles, on behalf of the Funds, paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement. Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

8.   Concentration of Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	2	19.74%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.   Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,546,167	$16,458,523	3,946,889	$39,857,592
Issued in connection with the reinvestment of distributions	222,859	2,362,263	455,812	4,556,737
Redeemed	(1,985,276)	(21,162,135)	(3,569,068)	(35,839,650)

Increase (decrease) from capital share transactions	(216,250)	$(2,341,349)	833,633	$8,574,679

39  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

	Securitized Asset Fund

	Six Months Ended March 31, 2017		Year Ended September 30, 2016

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	18,465,166	$189,268,078	24,907,012	$261,801,082
Issued in connection with the reinvestment of distributions	512,914	5,261,845	657,888	6,909,793
Redeemed	(12,148,819)	(124,266,016)	(18,480,008)	(194,305,118)

Increase (decrease) from capital share transactions	6,829,261	$70,263,907	7,084,892	$74,405,757

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2017

Portfolio Review	1
Portfolio of Investments	8
Financial Statements	27
Notes to Financial Statements	39

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20172

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	10.62%	20.11%	11.28%	9.18%	—%	0.95%	0.95%

Retail Class (Inception 12/31/96)	10.49	19.79	10.98	8.89	—	1.20	1.20

Class N (Inception 2/1/13)	10.67	20.19	—	—	12.22	0.83	0.83

Comparative Performance
Russell 2000® Growth Index[1]	9.11	23.03	12.10	8.06	12.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

|  2

LOOMIS SAYLES SMALL CAP VALUE FUND

Average Annual Total Returns — March 31, 20173

						Expense Ratios[4]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	12.54%	23.27%	12.72%	8.15%	—%	0.99%	0.96%
Retail Class (Inception 12/31/96)	12.38	22.97	12.44	7.87	—	1.24	1.21
Admin Class (Inception 1/2/98)	12.24	22.64	12.16	7.61	—	1.48	1.45
Class N (Inception 2/1/13)	12.57	23.37	—	—	12.82	0.89	0.89

Comparative Performance
Russell 2000® Value Index[1]	13.93	29.37	12.54	6.09	11.89
Russell 2000® Index[2]	11.52	26.22	12.35	7.12	12.18

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

3  |

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20172

				Expense Ratios[3]
	6 months	1 year	Life of Fund	Gross	Net

Institutional Class (Inception 6/30/15)	10.68%	18.73%	4.32%	1.75%	0.85%

Comparative Performance
Russell 2500™ Growth Index[1]	9.01	19.77	4.30

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500™ Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics. Indices are unmanaged.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6)

5  |

and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,106.20	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.78

Retail Class
Actual	$1,000.00	$1,104.90	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04

Class N
Actual	$1,000.00	$1,106.70	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.20% and 0.83% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,125.40	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$1,123.80	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$1,122.40	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$1,125.70	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.83% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,106.80	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*   Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.1% of Net Assets

	Aerospace & Defense – 2.0%
238,812	Hexcel Corp.	$13,027,194
226,957	Mercury Systems, Inc.(b)	8,862,671

		21,889,865

	Air Freight & Logistics – 0.8%
426,374	Echo Global Logistics, Inc.(b)	9,103,085

	Auto Components – 3.0%
160,188	Dorman Products, Inc.(b)	13,156,241
313,659	Fox Factory Holding Corp.(b)	9,002,013
112,124	LCI Industries	11,189,975

		33,348,229

	Banks – 3.9%
216,143	Chemical Financial Corp.	11,055,714
213,130	Pinnacle Financial Partners, Inc.	14,162,489
118,939	PrivateBancorp, Inc.	7,061,408
285,943	Renasant Corp.	11,349,078

		43,628,689

	Biotechnology – 3.8%
282,327	Acorda Therapeutics, Inc.(b)	5,928,867
318,673	Genomic Health, Inc.(b)	10,035,013
647,928	Ironwood Pharmaceuticals, Inc.(b)	11,053,652
498,630	Lexicon Pharmaceuticals, Inc.(b)	7,150,354
142,308	Prothena Corp. PLC(b)	7,939,363

		42,107,249

	Building Products – 3.3%
252,800	Apogee Enterprises, Inc.	15,069,408
130,351	Patrick Industries, Inc.(b)	9,241,886
175,827	Trex Co., Inc.(b)	12,200,635

		36,511,929

	Capital Markets – 2.9%
328,770	Financial Engines, Inc.	14,317,934
94,549	MarketAxess Holdings, Inc.	17,726,992

		32,044,926

	Commercial Services & Supplies – 1.6%
294,788	Healthcare Services Group, Inc.	12,702,415
190,069	Team, Inc.(b)	5,141,366

		17,843,781

	Construction & Engineering – 2.0%
248,496	Granite Construction, Inc.	12,472,014

See accompanying notes to financial statements.

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PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – continued
431,784	Primoris Services Corp.	$10,026,025

		22,498,039

	Distributors – 1.2%
111,048	Pool Corp.	13,251,358

	Diversified Consumer Services – 3.9%
200,289	Bright Horizons Family Solutions, Inc.(b)	14,518,950
211,767	Grand Canyon Education, Inc.(b)	15,164,635
547,281	Nord Anglia Education, Inc.(b)	13,868,100

		43,551,685

	Diversified Telecommunication Services – 1.8%
311,481	Cogent Communications Holdings, Inc.	13,409,257
694,620	ORBCOMM, Inc.(b)	6,633,621

		20,042,878

	Electrical Equipment – 0.9%
279,487	Generac Holdings, Inc.(b)	10,419,275

	Electronic Equipment, Instruments & Components – 2.9%
257,243	II-VI, Inc.(b)	9,273,610
119,728	IPG Photonics Corp.(b)	14,451,170
287,378	Orbotech Ltd.(b)	9,267,940

		32,992,720

	Energy Equipment & Services – 1.6%
162,197	Dril-Quip, Inc.(b)	8,847,846
443,847	Forum Energy Technologies, Inc.(b)	9,187,633

		18,035,479

	Food Products – 1.1%
297,421	Snyder’s-Lance, Inc.	11,989,041

	Health Care Equipment & Supplies – 9.4%
419,468	AtriCure, Inc.(b)	8,032,812
165,210	Inogen, Inc.(b)	12,813,688
307,464	Insulet Corp.(b)	13,248,624
437,128	Merit Medical Systems, Inc.(b)	12,632,999
146,199	Neogen Corp.(b)	9,583,344
95,768	Nevro Corp.(b)	8,973,462
385,351	NxStage Medical, Inc.(b)	10,338,967
471,980	Spectranetics Corp.(b)	13,746,418
528,199	Wright Medical Group NV(b)	16,437,553

		105,807,867

	Health Care Providers & Services – 3.3%
293,404	AMN Healthcare Services, Inc.(b)	11,912,202

See accompanying notes to financial statements.

9  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – continued
362,271	HealthEquity, Inc.(b)	$15,378,404
402,754	Teladoc, Inc.(b)	10,068,850

		37,359,456

	Health Care Technology – 1.3%
251,016	Medidata Solutions, Inc.(b)	14,481,113

	Hotels, Restaurants & Leisure – 4.1%
316,503	Chuy’s Holdings, Inc.(b)	9,431,789
567,696	Planet Fitness, Inc., Class A	10,939,502
84,864	Vail Resorts, Inc.	16,285,402
318,727	Wingstop, Inc.	9,013,599

		45,670,292

	Household Durables – 2.0%
245,985	Installed Building Products, Inc.(b)	12,975,709
141,178	iRobot Corp.(b)	9,337,513

		22,313,222

	Internet Software & Services – 7.2%
363,108	2U, Inc.(b)	14,400,863
286,445	Envestnet, Inc.(b)	9,252,173
134,004	LogMeIn, Inc.	13,065,390
274,917	Mimecast Ltd.(b)	6,155,392
407,609	Q2 Holdings, Inc.(b)	14,205,174
699,786	Quotient Technology, Inc.(b)	6,682,956
256,733	Wix.com Ltd.(b)	17,432,171

		81,194,119

	IT Services – 3.4%
333,767	Acxiom Corp.(b)	9,502,346
180,561	Euronet Worldwide, Inc.(b)	15,441,577
334,652	InterXion Holding NV(b)	13,238,833

		38,182,756

	Life Sciences Tools & Services – 2.0%
370,651	Accelerate Diagnostics, Inc.(b)	8,969,754
206,889	PRA Health Sciences, Inc.(b)	13,495,370

		22,465,124

	Machinery – 2.7%
185,368	Astec Industries, Inc.	11,399,205
40,555	Middleby Corp. (The)(b)	5,533,730
133,072	RBC Bearings, Inc.(b)	12,919,960

		29,852,895

	Multiline Retail – 0.9%
288,986	Ollie’s Bargain Outlet Holdings, Inc.(b)	9,681,031

See accompanying notes to financial statements.

|  10

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.9%
158,108	PDC Energy, Inc.(b)	$9,858,034

	Pharmaceuticals – 2.3%
216,819	Aclaris Therapeutics, Inc.(b)	6,465,543
230,849	Dermira, Inc.(b)	7,874,259
376,834	Supernus Pharmaceuticals, Inc.(b)	11,794,904

		26,134,706

	Professional Services – 1.5%
233,862	WageWorks, Inc.(b)	16,908,223

	Semiconductors & Semiconductor Equipment – 5.9%
230,060	Inphi Corp.(b)	11,231,529
226,760	MKS Instruments, Inc.	15,589,750
157,247	Monolithic Power Systems, Inc.	14,482,449
300,811	Semtech Corp.(b)	10,167,412
194,048	Silicon Laboratories, Inc.(b)	14,272,230

		65,743,370

	Software – 8.7%
158,036	Blackbaud, Inc.	12,116,620
549,361	Callidus Software, Inc.(b)	11,728,857
190,246	CommVault Systems, Inc.(b)	9,664,497
266,789	Guidewire Software, Inc.(b)	15,028,224
183,096	HubSpot, Inc.(b)	11,086,463
289,169	RealPage, Inc.(b)	10,091,998
507,316	RingCentral, Inc., Class A(b)	14,357,043
69,943	Ultimate Software Group, Inc. (The)(b)	13,653,573

		97,727,275

	Specialty Retail – 1.0%
598,044	Tile Shop Holdings, Inc.	11,512,347

	Textiles, Apparel & Luxury Goods – 1.6%
129,735	Columbia Sportswear Co.	7,621,931
270,017	Steven Madden Ltd.(b)	10,409,156

		18,031,087

	Thrifts & Mortgage Finance – 1.0%
321,811	Essent Group Ltd.(b)	11,639,904

	Trading Companies & Distributors – 2.2%
209,758	Beacon Roofing Supply, Inc.(b)	10,311,703
306,245	SiteOne Landscape Supply, Inc.(b)	14,825,321

		25,137,024

	Total Common Stocks (Identified Cost $837,484,970)	1,098,958,073

See accompanying notes to financial statements.

11  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 2.7%
$30,695,203	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $30,695,766 on 4/03/2017 collateralized by $32,015,000 U.S. Treasury Note, 1.250% due 3/31/2021 valued at $31,309,678 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $30,695,203)	$30,695,203

	Total Investments – 100.8% (Identified Cost $868,180,173)(a)	1,129,653,276
	Other assets less liabilities—(0.8)%	(9,487,328)

	Net Assets – 100.0%	$1,120,165,948

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $868,180,173 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$276,320,850
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,847,747)

	Net unrealized appreciation	$261,473,103

(b)	Non-income producing security.

See accompanying notes to financial statements.

|  12

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Health Care Equipment & Supplies	9.4%
Software	8.7
Internet Software & Services	7.2
Semiconductors & Semiconductor Equipment	5.9
Hotels, Restaurants & Leisure	4.1
Banks	3.9
Diversified Consumer Services	3.9
Biotechnology	3.8
IT Services	3.4
Health Care Providers & Services	3.3
Building Products	3.3
Auto Components	3.0
Electronic Equipment, Instruments & Components	2.9
Capital Markets	2.9
Machinery	2.7
Pharmaceuticals	2.3
Trading Companies & Distributors	2.2
Construction & Engineering	2.0
Life Sciences Tools & Services	2.0
Household Durables	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	17.2
Short-Term Investments	2.7

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.9% of Net Assets

	Aerospace & Defense – 2.2%
292,757	Aerojet Rocketdyne Holdings, Inc.(b)	$6,352,827
257,814	BWX Technologies, Inc.	12,271,946
185,385	DigitalGlobe, Inc.(b)	6,071,359

		24,696,132

	Auto Components – 2.9%
121,341	Adient PLC	8,817,850
136,200	Cooper Tire & Rubber Co.	6,040,470
161,148	Fox Factory Holding Corp.(b)	4,624,948
400,616	Horizon Global Corp.(b)	5,560,550
75,666	LCI Industries	7,551,467

		32,595,285

	Banks – 18.4%
319,894	BancorpSouth, Inc.	9,676,794
203,931	Bank of the Ozarks, Inc.	10,606,451
258,326	Bryn Mawr Bank Corp.	10,203,877
322,640	Cathay General Bancorp	12,157,075
185,322	CenterState Banks, Inc.	4,799,840
217,763	Chemical Financial Corp.	11,138,578
533,038	CVB Financial Corp.	11,774,809
484,727	First Financial Bancorp	13,305,756
150,066	First Financial Bankshares, Inc.	6,017,647
411,049	Home BancShares, Inc.	11,127,096
139,856	IBERIABANK Corp.	11,062,610
168,106	LegacyTexas Financial Group, Inc.	6,707,429
247,775	PacWest Bancorp	13,196,497
124,735	Pinnacle Financial Partners, Inc.	8,288,641
284,947	Popular, Inc.	11,605,891
156,062	Prosperity Bancshares, Inc.	10,879,082
91,261	Signature Bank(b)	13,542,220
123,418	Texas Capital Bancshares, Inc.(b)	10,299,232
255,353	Triumph Bancorp, Inc.(b)	6,588,107
226,625	Wintrust Financial Corp.	15,664,320

		208,641,952

	Beverages – 0.5%
439,837	Cott Corp.	5,436,385

	Building Products – 2.6%
87,946	Apogee Enterprises, Inc.	5,242,461
153,765	Armstrong World Industries, Inc.(b)	7,080,878
146,902	Gibraltar Industries, Inc.(b)	6,052,362
111,434	Masonite International Corp.(b)	8,831,145
27,892	Patrick Industries, Inc.(b)	1,977,543

		29,184,389

See accompanying notes to financial statements.

|  14

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 1.3%
233,795	Donnelley Financial Solutions, Inc.(b)	$4,509,906
191,907	Stifel Financial Corp.(b)	9,631,812

		14,141,718

	Chemicals – 2.1%
292,262	AdvanSix, Inc.(b)	7,984,598
120,054	Cabot Corp.	7,192,435
118,130	Minerals Technologies, Inc.	9,048,758

		24,225,791

	Commercial Services & Supplies – 4.5%
94,019	Clean Harbors, Inc.(b)	5,229,337
267,502	KAR Auction Services, Inc.	11,681,813
294,782	Kimball International, Inc.	4,863,903
102,095	Knoll, Inc.	2,430,882
232,877	LSC Communications, Inc.	5,859,185
365,020	R.R. Donnelley & Sons Co.	4,420,392
238,745	Viad Corp.	10,791,274
234,643	West Corp.	5,729,982

		51,006,768

	Communications Equipment – 1.6%
243,219	ARRIS International PLC(b)	6,433,143
343,605	Digi International, Inc.(b)	4,088,899
709,626	Viavi Solutions, Inc.(b)	7,607,191

		18,129,233

	Construction & Engineering – 0.9%
60,855	MYR Group, Inc.(b)	2,495,055
219,918	Quanta Services, Inc.(b)	8,161,157

		10,656,212

	Construction Materials – 1.0%
224,413	Summit Materials, Inc., Class A(b)	5,545,245
94,184	U.S. Concrete, Inc.(b)	6,079,577

		11,624,822

	Consumer Finance – 0.5%
165,854	PRA Group, Inc.(b)	5,498,060

	Distributors – 0.6%
219,700	Core-Mark Holding Co., Inc.	6,852,443

	Diversified Consumer Services – 0.8%
190,517	DeVry Education Group, Inc.	6,753,828
277,662	Houghton Mifflin Harcourt Co.(b)	2,818,269

		9,572,097

See accompanying notes to financial statements.

15  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Financial Services – 0.7%
577,201	FNFV Group(b)	$7,647,913

	Electric Utilities – 1.2%
200,898	ALLETE, Inc.	13,602,804

	Electrical Equipment – 0.2%
45,465	AZZ, Inc.	2,705,167

	Electronic Equipment, Instruments & Components – 5.1%
107,123	Belden, Inc.	7,411,840
229,042	II-VI, Inc.(b)	8,256,964
83,204	Kimball Electronics, Inc.(b)	1,410,308
118,871	Littelfuse, Inc.	19,008,662
213,702	Methode Electronics, Inc.	9,744,811
58,638	Rogers Corp.(b)	5,035,245
146,249	VeriFone Systems, Inc.(b)	2,739,244
218,026	Vishay Intertechnology, Inc.	3,586,528

		57,193,602

	Energy Equipment & Services – 3.1%
282,266	Bristow Group, Inc.	4,293,266
202,307	C&J Energy Services, Inc.(b)	6,888,553
240,094	Natural Gas Services Group, Inc.(b)	6,254,449
326,184	RPC, Inc.	5,972,429
240,166	U.S. Silica Holdings, Inc.	11,525,566

		34,934,263

	Food & Staples Retailing – 0.8%
245,864	SpartanNash Co.	8,602,781

	Food Products – 1.8%
311,985	Darling Ingredients, Inc.(b)	4,530,022
27,071	J&J Snack Foods Corp.	3,669,745
142,046	Post Holdings, Inc.(b)	12,431,866

		20,631,633

	Health Care Equipment & Supplies – 0.7%
210,698	Halyard Health, Inc.(b)	8,025,487

	Health Care Providers & Services – 0.5%
263,440	PharMerica Corp.(b)	6,164,496

	Hotels, Restaurants & Leisure – 3.4%
278,250	Carrols Restaurant Group, Inc.(b)	3,937,238
76,273	Churchill Downs, Inc.	12,115,966
24,829	Cracker Barrel Old Country Store, Inc.	3,954,018
130,415	Marriott Vacations Worldwide Corp.	13,032,371
88,365	Six Flags Entertainment Corp.	5,256,834

		38,296,427

See accompanying notes to financial statements.

|  16

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.7%
88,268	Helen of Troy Ltd.(b)	$8,314,846

	Household Products – 0.5%
295,958	HRG Group, Inc.(b)	5,717,909

	Industrial Conglomerates – 0.7%
265,130	Raven Industries, Inc.	7,702,026

	Insurance – 3.6%
125,076	Atlas Financial Holdings, Inc.(b)	1,707,287
371,538	Employers Holdings, Inc.	14,099,867
107,467	First American Financial Corp.	4,221,304
172,223	ProAssurance Corp.	10,376,436
78,516	Reinsurance Group of America, Inc., Class A	9,969,962

		40,374,856

	Internet & Direct Marketing Retail – 1.8%
310,985	1-800-Flowers.com, Inc., Class A(b)	3,172,047
81,135	HSN, Inc.	3,010,108
101,668	Liberty Expedia Holdings, Inc., Series A(b)	4,623,861
217,697	Liberty Ventures, Series A(b)	9,683,163

		20,489,179

	Internet Software & Services – 0.9%
176,033	CommerceHub, Inc., Series C(b)	2,733,792
92,993	IAC/InterActiveCorp(b)	6,855,444

		9,589,236

	IT Services – 4.0%
305,516	Booz Allen Hamilton Holding Corp.	10,812,211
92,476	CSG Systems International, Inc.	3,496,518
90,390	DST Systems, Inc.	11,072,775
136,906	Euronet Worldwide, Inc.(b)	11,708,201
80,186	WEX, Inc.(b)	8,299,251

		45,388,956

	Leisure Products – 0.6%
355,168	Nautilus, Inc.(b)	6,481,816

	Life Sciences Tools & Services – 1.2%
336,621	Albany Molecular Research, Inc.(b)	4,722,793
308,530	VWR Corp.(b)	8,700,546

		13,423,339

	Machinery – 4.1%
72,415	Alamo Group, Inc.	5,517,299
170,875	Albany International Corp., Class A	7,868,794
65,445	Altra Industrial Motion Corp.	2,549,083

See accompanying notes to financial statements.

17  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Machinery – continued
37,307	EnPro Industries, Inc.	$2,654,766
109,685	John Bean Technologies Corp.	9,646,796
85,763	RBC Bearings, Inc.(b)	8,326,729
98,424	Standex International Corp.	9,857,163

		46,420,630

	Marine – 0.4%
60,154	Kirby Corp.(b)	4,243,865

	Media – 1.6%
278,178	E.W. Scripps Co. (The), Class A(b)	6,520,492
133,851	John Wiley & Sons, Inc., Class A	7,201,184
353,515	National CineMedia, Inc.	4,464,895

		18,186,571

	Metals & Mining – 0.7%
228,753	Ferroglobe PLC	2,363,019
507,316	Ferroglobe R&W Trust(b)(c)	—
135,487	Haynes International, Inc.	5,164,764

		7,527,783

	Multi-Utilities – 0.9%
180,993	NorthWestern Corp.	10,624,289

	Oil, Gas & Consumable Fuels – 2.1%
42,265	Arch Coal, Inc., Class A(b)	2,913,749
379,508	Gulfport Energy Corp.(b)	6,523,742
415,097	QEP Resources, Inc.(b)	5,275,883
1,103,597	SRC Energy, Inc.(b)	9,314,359

		24,027,733

	Pharmaceuticals – 0.9%
189,204	Akorn, Inc.(b)	4,556,032
208,513	Catalent, Inc.(b)	5,905,088

		10,461,120

	Professional Services – 1.4%
77,005	Insperity, Inc.	6,826,493
293,684	Korn/Ferry International	9,248,109

		16,074,602

	REITs – Apartments – 1.5%
179,360	American Campus Communities, Inc.	8,535,742
82,015	Mid-America Apartment Communities, Inc.	8,344,206

		16,879,948

See accompanying notes to financial statements.

|  18

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	REITs – Health Care – 0.5%
208,558	Sabra Healthcare REIT, Inc.	$5,825,025

	REITs – Hotels – 0.5%
283,562	Hersha Hospitality Trust	5,328,130

	REITs – Mortgage – 0.4%
344,019	iStar, Inc.(b)	4,059,424

	REITs – Shopping Centers – 1.1%
588,668	Retail Opportunity Investments Corp.	12,379,688

	REITs – Single Tenant – 0.6%
159,592	National Retail Properties, Inc.	6,961,403

	REITs – Storage – 0.8%
351,530	CubeSmart	9,125,719

	REITs – Warehouse/Industrials – 1.0%
133,931	CyrusOne, Inc.	6,893,429
203,425	Rexford Industrial Realty, Inc.	4,581,131

		11,474,560

	Road & Rail – 1.6%
94,752	Avis Budget Group, Inc.(b)	2,802,764
94,380	Genesee & Wyoming, Inc., Class A(b)	6,404,627
108,812	Old Dominion Freight Line, Inc.	9,311,043

		18,518,434

	Semiconductors & Semiconductor Equipment – 2.4%
25,360	Advanced Energy Industries, Inc.(b)	1,738,682
190,133	Mellanox Technologies Ltd.(b)	9,687,276
132,532	Semtech Corp.(b)	4,479,581
367,420	Teradyne, Inc.	11,426,762

		27,332,301

	Software – 1.3%
253,259	Synchronoss Technologies, Inc.(b)	6,179,519
183,706	Verint Systems, Inc.(b)	7,968,248

		14,147,767

	Specialty Retail – 1.4%
152,653	Camping World Holdings, Inc., Class A	4,921,533
135,400	Genesco, Inc.(b)	7,507,930
161,351	Sally Beauty Holdings, Inc.(b)	3,298,014

		15,727,477

	Technology Hardware, Storage & Peripherals – 0.3%
172,209	Cray, Inc.(b)	3,771,377

See accompanying notes to financial statements.

19  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Shares	Description	Value (†)

Common Stocks – continued

	Thrifts & Mortgage Finance – 1.0%
131,644	Federal Agricultural Mortgage Corp., Class C	$7,578,745
137,964	OceanFirst Financial Corp.	3,887,136

		11,465,881

	Total Common Stocks (Identified Cost $749,789,043)	1,108,111,750

Closed-End Investment Companies – 0.6%
462,007	Hercules Capital, Inc. (Identified Cost $6,009,463)	6,990,166

Principal Amount

Short-Term Investments – 1.7%
$19,315,329	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $19,315,683 on 4/03/2017 collateralized by $20,195,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $19,704,423 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,315,329)	19,315,329

	Total Investments – 100.2% (Identified Cost $775,113,835)(a)	1,134,417,245
	Other assets less liabilities—(0.2)%	(1,994,989)

	Net Assets – 100.0%	$1,132,422,256

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $775,113,835 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$392,900,320
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,596,910)

	Net unrealized appreciation	$359,303,410

(b)	Non-income producing security.
(c)	Illiquid security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  20

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small Cap Value Fund  – continued

Industry Summary at March 31, 2017 (Unaudited)

Banks	18.4%
Electronic Equipment, Instruments & Components	5.1
Commercial Services & Supplies	4.5
Machinery	4.1
IT Services	4.0
Insurance	3.6
Hotels, Restaurants & Leisure	3.4
Energy Equipment & Services	3.1
Auto Components	2.9
Building Products	2.6
Semiconductors & Semiconductor Equipment	2.4
Aerospace & Defense	2.2
Chemicals	2.1
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	38.0
Short-Term Investments	1.7

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.7% of Net Assets

	Aerospace & Defense – 3.3%
1,883	HEICO Corp.	$164,197
2,992	Hexcel Corp.	163,214
318	TransDigm Group, Inc.	70,011

		397,422

	Air Freight & Logistics – 1.4%
3,565	XPO Logistics, Inc.(b)	170,728

	Auto Components – 1.2%
1,385	LCI Industries	138,223

	Banks – 4.2%
3,219	Columbia Banking System, Inc.	125,509
1,118	First Republic Bank	104,880
4,759	Home BancShares, Inc.	128,826
2,982	Western Alliance Bancorp(b)	146,386

		505,601

	Biotechnology – 2.8%
9,482	Ironwood Pharmaceuticals, Inc.(b)	161,763
2,026	Neurocrine Biosciences, Inc.(b)	87,726
1,582	Prothena Corp. PLC(b)	88,259

		337,748

	Building Products – 1.3%
1,704	American Woodmark Corp.(b)	156,427

	Capital Markets – 5.6%
1,761	CBOE Holdings, Inc.	142,764
961	MarketAxess Holdings, Inc.	180,178
1,400	MSCI, Inc.	136,066
2,532	SEI Investments Co.	127,714
1,634	Stifel Financial Corp.(b)	82,011

		668,733

	Commercial Services & Supplies – 3.8%
3,812	Healthcare Services Group, Inc.	164,259
3,405	KAR Auction Services, Inc.	148,696
4,375	Ritchie Bros. Auctioneers, Inc.	143,938

		456,893

	Diversified Consumer Services – 4.7%
2,415	Bright Horizons Family Solutions, Inc.(b)	175,064
2,589	Grand Canyon Education, Inc.(b)	185,398
7,845	Nord Anglia Education, Inc.(b)	198,792

		559,254

See accompanying notes to financial statements.

|  22

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Telecommunication Services – 1.5%
4,169	Cogent Communications Holdings, Inc.	$179,475

	Electrical Equipment – 3.1%
567	Acuity Brands, Inc.	115,668
3,723	Generac Holdings, Inc.(b)	138,794
2,790	Sensata Technologies Holding NV(b)	121,839

		376,301

	Electronic Equipment, Instruments & Components – 3.7%
566	Coherent, Inc.(b)	116,392
4,792	National Instruments Corp.	156,028
5,445	Trimble, Inc.(b)	174,294

		446,714

	Energy Equipment & Services – 1.6%
1,892	Dril-Quip, Inc.(b)	103,208
2,758	Oil States International, Inc.(b)	91,428

		194,636

	Health Care Equipment & Supplies – 9.4%
1,680	Align Technology, Inc.(b)	192,713
1,257	Cantel Medical Corp.	100,686
1,774	DexCom, Inc.(b)	150,311
5,546	Merit Medical Systems, Inc.(b)	160,279
1,200	Penumbra, Inc.(b)	100,140
1,282	STERIS PLC	89,048
1,287	West Pharmaceutical Services, Inc.	105,032
7,278	Wright Medical Group NV(b)	226,491

		1,124,700

	Health Care Providers & Services – 4.1%
4,025	HealthEquity, Inc.(b)	170,861
1,271	MEDNAX, Inc.(b)	88,182
645	VCA, Inc.(b)	59,018
1,247	WellCare Health Plans, Inc.(b)	174,842

		492,903

	Health Care Technology – 2.3%
2,903	Cotiviti Holdings, Inc.(b)	120,852
3,057	Veeva Systems, Inc., Class A(b)	156,763

		277,615

	Hotels, Restaurants & Leisure – 6.4%
2,240	Dunkin’ Brands Group, Inc.	122,483
619	Panera Bread Co., Class A(b)	162,098
7,877	Planet Fitness, Inc., Class A	151,790
2,164	Six Flags Entertainment Corp.	128,736

See accompanying notes to financial statements.

23  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
1,040	Vail Resorts, Inc.	$199,576

		764,683

	Internet Software & Services – 3.3%
732	CoStar Group, Inc.(b)	151,685
4,571	GTT Communications, Inc.(b)	111,304
1,498	j2 Global, Inc.	125,697

		388,686

	IT Services – 4.3%
2,546	Black Knight Financial Services, Inc., Class A(b)	97,512
4,295	Booz Allen Hamilton Holding Corp.	152,000
1,772	Broadridge Financial Solutions, Inc.	120,407
1,351	Gartner, Inc.(b)	145,895

		515,814

	Leisure Products – 1.2%
2,283	Brunswick Corp.	139,720

	Life Sciences Tools & Services – 1.3%
1,956	ICON PLC(b)	155,932

	Machinery – 5.6%
3,125	Altra Industrial Motion Corp.	121,719
1,197	Middleby Corp. (The)(b)	163,331
3,120	Sun Hydraulics Corp.	112,663
2,378	Toro Co. (The)	148,530
1,006	WABCO Holdings, Inc.(b)	118,124

		664,367

	Media – 1.4%
5,326	Live Nation Entertainment, Inc.(b)	161,751

	Oil, Gas & Consumable Fuels – 2.2%
1,370	Diamondback Energy, Inc.(b)	142,090
3,687	Parsley Energy, Inc., Class A(b)	119,864

		261,954

	Professional Services – 1.3%
3,927	TransUnion(b)	150,600

	Real Estate Management & Development – 1.3%
2,540	First Service Corp.	153,162

	Semiconductors & Semiconductor Equipment – 3.9%
2,374	Advanced Energy Industries, Inc.(b)	162,761
2,892	MACOM Technology Solutions Holdings, Inc.(b)	139,684
2,300	Silicon Laboratories, Inc.(b)	169,165

		471,610

See accompanying notes to financial statements.

|  24

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – 8.0%
1,997	Blackbaud, Inc.	$153,110
7,420	Callidus Software, Inc.(b)	158,417
2,796	Guidewire Software, Inc.(b)	157,499
2,610	HubSpot, Inc.(b)	158,035
1,590	Paylocity Holding Corp.(b)	61,422
2,248	PTC, Inc.(b)	118,132
742	Ultimate Software Group, Inc. (The)(b)	144,846

		951,461

	Specialty Retail – 1.0%
3,654	Camping World Holdings, Inc., Class A	117,805

	Textiles, Apparel & Luxury Goods – 0.8%
1,579	Columbia Sportswear Co.	92,766

	Trading Companies & Distributors – 0.7%
3,950	BMC Stock Holdings, Inc.(b)	89,270

	Total Common Stocks (Identified Cost $9,682,155)	11,562,954

Principal Amount

Short-Term Investments – 3.0%
$357,926	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $357,932 on 4/03/2017 collateralized by $375,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $365,891 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $357,926)	357,926

	Total Investments – 99.7% (Identified Cost $10,040,081)(a)	11,920,880
	Other assets less liabilities—0.3%	31,806

	Net Assets – 100.0%	$11,952,686

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2017, the net unrealized appreciation on investments based on a cost of $10,040,081 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,969,039
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(88,240)

	Net unrealized appreciation	$1,880,799

(b)	Non-income producing security.

See accompanying notes to financial statements.

25  |

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Health Care Equipment & Supplies	9.4%
Software	8.0
Hotels, Restaurants & Leisure	6.4
Capital Markets	5.6
Machinery	5.6
Diversified Consumer Services	4.7
IT Services	4.3
Banks	4.2
Health Care Providers & Services	4.1
Semiconductors & Semiconductor Equipment	3.9
Commercial Services & Supplies	3.8
Electronic Equipment, Instruments & Components	3.7
Aerospace & Defense	3.3
Internet Software & Services	3.3
Electrical Equipment	3.1
Biotechnology	2.8
Health Care Technology	2.3
Oil, Gas & Consumable Fuels	2.2
Other Investments, less than 2% each	16.0
Short-Term Investments	3.0

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$868,180,173	$775,113,835	$10,040,081
Net unrealized appreciation	261,473,103	359,303,410	1,880,799

Investments at value	1,129,653,276	1,134,417,245	11,920,880
Receivable for Fund shares sold	1,190,593	27,579,322	97,735
Receivable for securities sold	2,884,142	308,585	134,666
Dividends and interest receivable	200,066	932,484	4,014
Prepaid expenses (Note 7)	467	461	6

TOTAL ASSETS	1,133,928,544	1,163,238,097	12,157,301

LIABILITIES
Payable for securities purchased	7,744,891	2,927,449	161,699
Payable for Fund shares redeemed	5,029,971	26,878,709	—
Management fees payable (Note 5)	729,404	713,730	986
Deferred Trustees’ fees (Note 5)	133,164	192,363	13,694
Administrative fees payable (Note 5)	42,566	43,482	432
Payable to distributor (Note 5d)	13,399	10,748	3
Other accounts payable and accrued expenses	69,201	49,360	27,801

TOTAL LIABILITIES	13,762,596	30,815,841	204,615

NET ASSETS	$1,120,165,948	$1,132,422,256	$11,952,686

NET ASSETS CONSIST OF:
Paid-in capital	$810,287,468	$718,240,578	$10,807,761
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	(6,043,964)	759,877	(33,345)
Accumulated net realized gain (loss) on investments	54,449,341	54,118,391	(702,529)
Net unrealized appreciation on investments	261,473,103	359,303,410	1,880,799

NET ASSETS	$1,120,165,948	$1,132,422,256	$11,952,686

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$793,206,861	$720,380,110	$11,952,686

Shares of beneficial interest	32,545,913	20,502,414	1,112,376

Net asset value, offering and redemption price per share	$24.37	$35.14	$10.75

Retail Class:
Net assets	$105,780,117	$275,820,549	$—

Shares of beneficial interest	4,646,564	7,954,809	—

Net asset value, offering and redemption price per share	$22.77	$34.67	$—

Admin Class shares:
Net assets	$—	$32,772,927	$—

Shares of beneficial interest	—	977,282	—

Net asset value, offering and redemption price per share	$—	$33.53	$—

Class N shares:
Net assets	$221,178,970	$103,448,670	$—

Shares of beneficial interest	9,037,320	2,942,543	—

Net asset value, offering and redemption price per share	$24.47	$35.16	$—

See accompanying notes to financial statements.

27  |

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2017 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,415,500	$8,108,470	$59,611
Interest	6,186	4,277	91
Less net foreign taxes withheld	—	(19,315)	(332)

	2,421,686	8,093,432	59,370

Expenses
Management fees (Note 5)	4,097,055	4,138,728	45,092
Service and distribution fees (Note 5)	138,258	447,058	—
Administrative fees (Note 5)	244,248	246,760	2,688
Trustees’ fees and expenses (Note 5)	27,908	31,180	9,353
Transfer agent fees and expenses (Notes 5 and 6)	574,446	519,813	470
Audit and tax services fees	19,257	19,704	19,509
Custodian fees and expenses	19,661	15,460	2,701
Legal fees	11,341	11,384	130
Registration fees	40,423	57,301	6,423
Shareholder reporting expenses	29,612	40,135	899
Miscellaneous expenses (Note 7)	25,752	25,900	5,673

Total expenses	5,227,961	5,553,423	92,938
Less waiver and/or expense reimbursement (Note 5)	—	(168,529)	(41,834)

Net expenses	5,227,961	5,384,894	51,104

Net investment income (loss)	(2,806,275)	2,708,538	8,266

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	62,242,680	64,261,042	409,925

Net change in unrealized appreciation (depreciation) on:
Investments	48,960,605	60,224,577	820,193

Net realized and unrealized gain on investments	111,203,285	124,485,619	1,230,118

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,397,010	$127,194,157	$1,238,384

See accompanying notes to financial statements.

|  28

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income (loss)	$(2,806,275)	$(4,723,031)	$2,708,538	$4,590,712
Net realized gain (loss) on investments	62,242,680	(7,969,145)	64,261,042	95,614,322
Net change in unrealized appreciation (depreciation) on investments	48,960,605	88,312,376	60,224,577	60,726,807

Net increase in net assets resulting from operations	108,397,010	75,620,200	127,194,157	160,931,841

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(2,669,796)	(4,437,216)
Retail Class	—	—	(383,151)	(1,004,613)
Admin Class	—	—	—	(29,796)
Class N	—	—	(394,109)	(305,471)
Net realized capital gains
Institutional Class	—	(60,491,317)	(52,752,875)	(64,722,294)
Retail Class	—	(11,886,045)	(20,871,880)	(27,186,960)
Admin Class	—	—	(3,598,566)	(4,490,438)
Class N	—	(13,284,984)	(6,619,873)	(3,940,507)

Total distributions	—	(85,662,346)	(87,290,250)	(106,117,295)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(116,017,026)	11,449,327	57,776,268	(76,857,263)

Net increase (decrease) in net assets	(7,620,016)	1,407,181	97,680,175	(22,042,717)
NET ASSETS
Beginning of the period	1,127,785,964	1,126,378,783	1,034,742,081	1,056,784,798

End of the period	$1,120,165,948	$1,127,785,964	$1,132,422,256	$1,034,742,081

ACCUMULATED NET INVESTMENT LOSS/UNDISTRIBUTED NET INVESTMENT INCOME	$(6,043,964)	$(3,237,689)	$759,877	$1,498,395

See accompanying notes to financial statements.

29  |

STATEMENTS OF CHANGES IN NET ASSETS – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income (loss)	$8,266	$(23,360)
Net realized gain (loss) on investments	409,925	(943,201)
Net change in unrealized appreciation (depreciation) on investments	820,193	1,835,053

Net increase in net assets resulting from operations	1,238,384	868,492

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(22,881)	—
Retail Class	—	—
Admin Class	—	—
Class N	—	—
Net realized capital gains
Institutional Class	—	—
Retail Class	—	—
Admin Class	—	—
Class N	—	—

Total distributions	(22,881)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(1,237,240)	1,863,761

Net increase (decrease) in net assets	(21,737)	2,732,253

NET ASSETS
Beginning of the period	11,974,423	9,242,170

End of the period	$11,952,686	$11,974,423

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/ ACCUMULATED NET INVESTMENT LOSS	$(33,345)	$(18,730)

See accompanying notes to financial statements.

|  30

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$22.03		$22.22	$24.27	$26.35		$19.17		$15.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.09)	(0.14)	(0.16	)(b)	(0.15	)(c)	(0.14)
Net realized and unrealized gain (loss)	2.40		1.59	1.63	(0.09)		7.33		4.25

Total from Investment Operations	2.34		1.50	1.49	(0.25)		7.18		4.11

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—		—		—
Net realized capital gains	—		(1.69)	(3.54)	(1.83)		—		—

Total Distributions	—		(1.69)	(3.54)	(1.83)		—		—

Net asset value, end of the period	$24.37		$22.03	$22.22	$24.27		$26.35		$19.17

Total return	10.62	%(d)	6.92%	5.78%	(1.31	)%(b)	37.45	%(c)	27.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$793,207		$812,383	$800,883	$852,131		$914,000		$599,469
Net expenses	0.95	%(e)	0.95%	0.94%	0.94%		0.94%		0.95%
Gross expenses	0.95	%(e)	0.95%	0.94%	0.94%		0.94%		0.95%
Net investment loss	(0.51	)%(e)	(0.41)%	(0.57)%	(0.63	)%(b)	(0.70	)%(c)	(0.79)%
Portfolio turnover rate	26%		56%	78%	63%		56%		77%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), total return would have been 37.40% and the ratio of net investment loss to average net assets would have been (0.75)%.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$20.61		$20.93	$23.10	$25.23		$18.41		$14.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.13)	(0.19)	(0.22	)(b)	(0.20	)(c)	(0.19)
Net realized and unrealized gain (loss)	2.24		1.50	1.56	(0.08)		7.02		4.08

Total from Investment Operations	2.16		1.37	1.37	(0.30)		6.82		3.89

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—		—		—
Net realized capital gains	—		(1.69)	(3.54)	(1.83)		—		—

Total Distributions	—		(1.69)	(3.54)	(1.83)		—		—

Net asset value, end of the period	$22.77		$20.61	$20.93	$23.10		$25.23		$18.41

Total return	10.49	%(d)	6.61%	5.58%	(1.58	)%(b)	37.05	%(c)	26.79	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$105,780		$118,670	$162,906	$175,393		$211,724		$229,822
Net expenses	1.20	%(f)	1.20%	1.19%	1.21%		1.25	%(g)	1.25	%(h)
Gross expenses	1.20	%(f)	1.20%	1.19%	1.21%		1.25	%(g)	1.28%
Net investment loss	(0.75	)%(f)	(0.66)%	(0.82)%	(0.90	)%(b)	(0.99	)%(c)	(1.09)%
Portfolio turnover rate	26%		56%	78%	63%		56%		77%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.21), total return would have been 36.99% and the ratio of net investment loss to average net assets would have been (1.05)%.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  32

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$22.11		$22.27	$24.29	$26.36		$20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.06)	(0.12)	(0.14	)(b)	(0.11)
Net realized and unrealized gain (loss)	2.41		1.59	1.64	(0.10)		6.25

Total from Investment Operations	2.36		1.53	1.52	(0.24)		6.14

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	—		—
Net realized capital gains	—		(1.69)	(3.54)	(1.83)		—

Total Distributions	—		(1.69)	(3.54)	(1.83)		—

Net asset value, end of the period	$24.47		$22.11	$22.27	$24.29		$26.36

Total return	10.67	%(c)	7.05%	5.92%	(1.27	)%(b)	30.37	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$221,179		$196,733	$162,591	$15,080		$7,580
Net expenses	0.83	%(d)	0.83%	0.83%	0.83%		0.83	%(d)
Gross expenses	0.83	%(d)	0.83%	0.83%	0.83%		0.83	%(d)
Net investment loss	(0.40	)%(d)	(0.29)%	(0.51)%	(0.53	)%(b)	(0.63	)%(d)
Portfolio turnover rate	26%		56%	78%	63%		56%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$33.78		$32.19		$36.40		$37.42		$29.14		$22.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.17		0.27		0.20		0.20		0.21
Net realized and unrealized gain (loss)	4.16		4.82		0.49		2.18		8.41		6.62

Total from Investment Operations	4.26		4.99		0.76		2.38		8.61		6.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.22)		(0.22)		(0.10)		(0.30)		(0.05)
Net realized capital gains	(2.76)		(3.18)		(4.75)		(3.30)		(0.03)		—

Total Distributions	(2.90)		(3.40)		(4.97)		(3.40)		(0.33)		(0.05)

Net asset value, end of the period	$35.14		$33.78		$32.19		$36.40		$37.42		$29.14

Total return	12.54	%(b)(c)	16.75	%(b)	1.20	%(b)	6.17	%(b)	29.82	%(b)	30.59%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$720,380		$654,501		$666,107		$730,901		$733,512		$572,776
Net expenses	0.90	%(d)(e)	0.90	%(e)	0.90	%(e)	0.90	%(e)	0.90	%(e)	0.90	%(f)
Gross expenses	0.93	%(d)	0.93%		0.92%		0.91%		0.91%		0.90	%(f)
Net investment income	0.57	%(d)	0.52%		0.75%		0.53%		0.61%		0.76%
Portfolio turnover rate	13%		22%		22%		23%		22%		19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  34

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$33.33		$31.78	$35.98	$37.03	$28.84	$22.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08	0.18	0.10	0.12	0.13
Net realized and unrealized gain (loss)	4.10		4.77	0.48	2.16	8.32	6.57

Total from Investment Operations	4.15		4.85	0.66	2.26	8.44	6.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.12)	(0.11)	(0.01)	(0.22)	—
Net realized capital gains	(2.76)		(3.18)	(4.75)	(3.30)	(0.03)	—

Total Distributions	(2.81)		(3.30)	(4.86)	(3.31)	(0.25)	—

Net asset value, end of the period	$34.67		$33.33	$31.78	$35.98	$37.03	$28.84

Total return(b)	12.38	%(c)	16.47%	0.94%	5.90%	29.48%	30.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$275,821		$267,936	$306,360	$358,698	$403,475	$343,480
Net expenses(d)	1.15	%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(e)	1.18%	1.17%	1.20%	1.22%	1.22%
Net investment income	0.31	%(e)	0.27%	0.50%	0.28%	0.37%	0.49%
Portfolio turnover rate	13%		22%	22%	23%	22%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$32.31		$30.88		$35.06		$36.24	$28.22	$21.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.01		0.09		0.01	0.04	0.06
Net realized and unrealized gain (loss)	3.97		4.62		0.48		2.11	8.15	6.44

Total from Investment Operations	3.98		4.63		0.57		2.12	8.19	6.50

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.02)		(0.00	)(b)	—	(0.14)	—
Net realized capital gains	(2.76)		(3.18)		(4.75)		(3.30)	(0.03)	—

Total Distributions	(2.76)		(3.20)		(4.75)		(3.30)	(0.17)	—

Net asset value, end of the period	$33.53		$32.31		$30.88		$35.06	$36.24	$28.22

Total return(c)	12.24	%(d)	16.19%		0.71%		5.63%	29.17%	29.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$32,773		$43,973		$45,762		$61,791	$74,892	$67,853
Net expenses(e)	1.40	%(f)	1.39	%(g)	1.38	%(h)	1.40%	1.40%	1.40%
Gross expenses	1.43	%(f)	1.42	%(g)	1.40	%(h)	1.51%	1.52%	1.52%
Net investment income	0.08	%(f)	0.03%		0.28%		0.02%	0.11%	0.24%
Portfolio turnover rate	13%		22%		22%		23%	22%	19%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  36

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$33.81		$32.22	$36.44		$37.44		$32.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.19	0.27		0.23		0.06
Net realized and unrealized gain (loss)	4.16		4.83	0.50		2.18		5.30

Total from Investment Operations	4.27		5.02	0.77		2.41		5.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.25)	(0.24)		(0.11)		—
Net realized capital gains	(2.76)		(3.18)	(4.75)		(3.30)		—

Total Distributions	(2.92)		(3.43)	(4.99)		(3.41)		—

Net asset value, end of the period	$35.16		$33.81	$32.22		$36.44		$37.44

Total return	12.57	%(b)	16.84%	1.25%		6.25	%(c)	16.71	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$103,449		$68,332	$38,555		$2,568		$1
Net expenses	0.83	%(d)	0.83%	0.83	%(e)	0.85	%(f)	0.85	%(d)(f)
Gross expenses	0.83	%(d)	0.83%	0.83	%(e)	0.89%		14.45	%(d)
Net investment income	0.65	%(d)	0.61%	0.76%		0.60%		0.27	%(d)
Portfolio turnover rate	13%		22%	22%		23%		22%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

37  |

FINANCIAL HIGHLIGHTS – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund— Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$9.73		$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.03		0.70	(0.94)

Total from Investment Operations	1.04		0.68	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—	—
Net realized capital gains	—		—	—

Total Distributions	(0.02)		—	—

Net asset value, end of the period	$10.75		$9.73	$9.05

Total return(b)	10.68	%(c)	7.51%	(9.50	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,953		$11,974	$9,242
Net expenses(d)	0.85	%(e)	0.85%	0.85	%(e)
Gross expenses	1.55	%(e)	1.75%	2.65	%(e)
Net investment income (loss)	0.14	%(e)	(0.22)%	(0.53	)%(e)
Portfolio turnover rate	28%		53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  38

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund and Small Cap Value Fund continue to offer Institutional Class, Retail Class and Class N shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees for Small Cap Value Fund and Small Cap Growth Fund are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

39  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.   Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock

|  40

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually

41  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

|  42

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gain and return of capital distributions received, distribution re-designations, redemption-in-kind and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$85,662,346	$85,662,346
Small Cap Value Fund	7,118,205	98,999,090	106,117,295
Small/Mid Cap Growth Fund	—	—	—

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of September 30, 2016, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Capital loss carryforward:
Short-term:
No expiration date	$(7,329,238)	$—	$(1,072,253)
Long-term:
No expiration date	—	—	(29,020)

Total capital loss carryforward	(7,329,238)	—	(1,101,273)

Late-year ordinary and post-October capital loss deferrals*	$(3,107,069)	$—	$(7,917)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

|  44

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

i.  New Accounting Pronouncement. In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,098,958,073	$—	$—	$1,098,958,073
Short-Term Investments	—	30,695,203	—	30,695,203

Total	$1,098,958,073	$30,695,203	$—	$1,129,653,276

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,108,111,750	$—	$—	$1,108,111,750
Closed-End Investment Companies	6,990,166	—	—	6,990,166
Short-Term Investments	—	19,315,329	—	19,315,329

Total	$1,115,101,916	$19,315,329	$—	$1,134,417,245

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,562,954	$—	$—	$11,562,954
Short-Term Investments	—	357,926	—	357,926

Total	$11,562,954	$357,926	$—	$11,920,880

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$280,999,382	$384,045,334
Small Cap Value Fund	144,802,343	176,047,649
Small/Mid Cap Growth Fund	3,240,307	4,535,479

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$4,097,055	$—	$4,097,055	0.75%	0.75%
Small Cap Value Fund	4,138,728	—	4,138,728	0.75%	0.75%
Small/Mid Cap Growth Fund	45,092	41,834	3,258	0.75%	0.05%

For the six months ended March 31, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$116,520	$45,818	$6,191	$ —	$168,529

1 Waivers/expense reimbursements are subject to possible recovery until September 30, 2018.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trusts. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$138,258	$—
Small Cap Value Fund	51,105	344,848	51,105

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$244,248
Small Cap Value Fund	246,760
Small/Mid Cap Growth Fund	2,688

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

49  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$562,098
Small Cap Value Fund	500,991
Small/Mid Cap Growth Fund	127

As of March 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$13,399
Small Cap Value Fund	10,748
Small/Mid Cap Growth Fund	3

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.   Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2017, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Pension Plan	Retirement Plan	Natixis US	Total Affiliated Ownership
Small Cap Growth Fund	0.60%	1.47%	—	2.07%
Small Cap Value Fund	1.03%	2.66%	—	3.69%
Small/Mid Cap Growth	—	12.54%	72.72%	85.26%

Investment activities of affiliated shareholders could have material impacts on the Funds.

6.   Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$502,796	$71,142	$—	$508
Small Cap Value Fund	357,638	141,019	20,925	231

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last

51  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

8.  Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2017, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$20,910
Small Cap Value Fund	20,630
Small/Mid Cap Growth Fund	286

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non- Affiliated Account Holders	Percentage of Non- Affiliated Ownership	Percentage of Affiliated Ownership (Note 5)	Total Percentage of Ownership
Small Cap Growth Fund	2	30.96%	—	30.96%
Small Cap Value Fund	2	20.89%	—	20.89%
Small/Mid Cap Growth	—	—	72.72%	72.72%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,259,665	$52,060,167	7,447,055	$155,701,856
Issued in connection with the reinvestment of distributions	—	—	2,716,857	58,412,420
Redeemed	(6,585,220)	(149,321,264)	(9,612,542)	(201,629,117)
Subscription in-kind (Note 11)	—	—	277,161	5,698,438

Net change	(4,325,555)	$(97,261,097)	828,531	$18,183,597

Retail Class
Issued from the sale of shares	374,025	$8,097,266	935,456	$18,282,313
Issued in connection with the reinvestment of distributions	—	—	588,964	11,867,620
Redeemed	(1,486,418)	(31,676,219)	(3,547,121)	(71,211,754)

Net change	(1,112,393)	$(23,578,953)	(2,022,701)	$(41,061,821)

Class N
Issued from the sale of shares	1,696,360	$39,192,872	3,494,879	$74,656,476
Issued in connection with the reinvestment of distributions	—	—	616,186	13,284,984
Redeemed	(1,556,332)	(34,369,848)	(2,515,389)	(53,613,909)

Net change	140,028	$4,823,024	1,595,676	$34,327,551

Increase (decrease) from capital share transactions	(5,297,920)	$(116,017,026)	401,506	$11,449,327

	Small Cap Value Fund
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,587,750	$91,616,572	3,109,829	$98,123,134
Issued in connection with the reinvestment of distributions	1,505,162	53,252,622	2,210,358	66,708,596
Redeemed	(2,966,801)	(104,409,962)	(5,042,901)	(158,011,519)
Redeemed in-kind (Note 11)	—	—	(1,595,784)	(52,325,759)

Net change	1,126,111	$40,459,232	(1,318,498)	$(45,505,548)

53  |

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

10.  Capital Shares – continued.

	Small Cap Value Fund – continued
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Retail Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	476,017	$16,701,038	609,197	$18,890,158
Issued in connection with the reinvestment of distributions	607,283	21,218,468	943,438	28,142,755
Redeemed	(1,167,762)	(40,882,752)	(3,153,621)	(100,205,101)

Net change	(84,462)	$(2,963,246)	(1,600,986)	$(53,172,188)

Admin Class
Issued from the sale of shares	152,192	$5,144,446	341,303	$10,091,067
Issued in connection with the reinvestment of distributions	80,992	2,738,330	111,997	3,244,570
Redeemed	(616,896)	(20,816,260)	(574,173)	(17,370,719)

Net change	(383,712)	$(12,933,484)	(120,873)	$(4,035,082)

Class N
Issued from the sale of shares	917,133	$33,058,603	945,571	$29,754,154
Issued in connection with the reinvestment of distributions	198,134	7,013,982	140,642	4,245,978
Redeemed	(193,998)	(6,858,819)	(261,689)	(8,144,577)

Net change	921,269	$33,213,766	824,524	$25,855,555

Increase (decrease) from capital share transactions	1,579,206	$57,776,268	(2,215,833)	$(76,857,263)

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	88,073	$894,182	214,933	$1,914,485
Issued in connection with the reinvestment of distributions	2,259	22,881	—	—
Redeemed	(208,292)	(2,154,303)	(5,401)	(50,724)

Increase (decrease) from capital share transactions	(117,960)	$(1,237,240)	209,532	$1,863,761

11.   Redemption/Subscription In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of

|  54

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. A Fund may also receive securities in lieu of cash as payment for Fund shares.

55  |

Loomis Sayles Bond Fund

Semiannual Report

March 31, 2017

Portfolio Review	1
Portfolio of Investments	5
Financial Statements	25
Notes to Financial Statements	32

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSBDX
Daniel J. Fuss, CFA®, CIC	Retail Class	LSBRX
Brian P. Kennedy	Admin Class	LBFAX
Elaine M. Stokes	Class N	LSBNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

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Average Annual Total Returns — March 31, 20172

						Expense Ratios[3]
	6 Months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/16/91)	2.06%	9.30%	4.63%	6.04%	—%	0.66%	0.66%
Retail Class (Inception 12/31/96)	1.94	9.07	4.35	5.74	—	0.91	0.91
Admin Class (Inception 1/2/98)	1.75	8.68	4.07	5.46	—	1.16	1.16
Class N (Inception 2/1/13)	2.10	9.38	—	—	3.25	0.58	0.58

Comparative Performance
Bloomberg Barclays U.S. Government/ Credit Bond Index[1]	-2.46	0.54	2.46	4.34	2.06

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes securities in the Government and Credit Indices. The Bloomberg Barclays U.S. Government Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and Agencies (i.e., publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6)

3  |

and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period* 10/1/2016 – 3/31/2017
Actual	$1,000.00	$1,020.60	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	$3.33

Retail Class
Actual	$1,000.00	$1,019.40	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58

Admin Class
Actual	$1,000.00	$1,017.50	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84

Class N
Actual	$1,000.00	$1,021.00	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	$2.97

*   Expenses are equal to the Fund’s annualized expense ratio: 0.66%, 0.91%, 1.16% and 0.59% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 80.8% of Net Assets

Non-Convertible Bonds – 73.4%

	ABS Other – 0.4%
$29,307,271	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)	$28,970,238
18,265,880	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(d)	11,544,036
7,170,185	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(d)	2,066,447
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(d)(e)	71,687
14,463,957	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(c)	13,882,356

		56,534,764

	Aerospace & Defense – 1.3%
1,830,000	Arconic, Inc., 5.900%, 2/01/2027	1,959,107
5,510,000	Arconic, Inc., 6.750%, 1/15/2028	6,043,781
32,375,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	31,913,656
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,111,338
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,288,240
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,182,651
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	296,313
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	26,272,665
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	28,919,800
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	873,950
6,995,000	Textron Financial Corp., 2.774%, 2/15/2067, 144A(f)	5,281,225
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	33,449,054
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,297,689

		179,889,469

	Airlines – 0.9%
3,816,745	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	4,007,583
3,587,805	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,755,140
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	33,727,889
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,192
637,666	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	672,738
6,328,711	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,558,126

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$282,958	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	$311,549
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	59,276,800
4,570,218	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	4,638,954
6,454,561	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	6,552,412

		119,502,383

	Automotive – 0.5%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,764,891
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,765,871
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,812,143
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,916,390
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,828,214
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,759,090
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,973,950

		66,820,549

	Banking – 7.3%
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	59,500,442
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	41,991,895
16,525,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	12,690,022
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(g)	34,462,907
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(g)	24,503,250
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,855,055
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	38,174,141
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	28,192,875
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,151,104
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	21,680,831
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,406,773
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	24,877,631
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	49,342,662
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.221%, 9/14/2018, (EUR)(f)	1,708,614
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,995,496
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	43,050,545
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,536,567
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	48,350,901
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	42,164,807
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	61,094,326

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	$108,434,982
150,195,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	115,417,236
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	144,322,214
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,846,265
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	53,800,426
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,884,847
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(g)	7,996,637

		1,008,433,451

	Brokerage – 1.2%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,726,180
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	30,257,456
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,406,808
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	55,094,691
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	30,972,145
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	25,370,576

		167,827,856

	Building Materials – 0.5%
15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	14,788,563
15,272,000	Masco Corp., 6.500%, 8/15/2032	18,024,213
6,540,000	Masco Corp., 7.125%, 3/15/2020	7,367,572
9,733,000	Masco Corp., 7.750%, 8/01/2029	12,514,253
10,950,000	Owens Corning, 7.000%, 12/01/2036	13,393,755
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,669,776

		68,758,132

	Cable Satellite – 0.4%
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	30,831,372
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,609,898
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	567,935
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,460,240

		49,469,445

	Chemicals – 2.0%
39,090,000	Chemours Co. (The), 6.625%, 5/15/2023	41,435,400
56,305,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	56,727,287
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	21,050,000
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(b)(d)	17,324,190
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(b)(d)	6,104,700
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,542,500
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	122,822,212
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,119,122
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,098,011

		277,223,422

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Construction Machinery – 0.2%
$27,030,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	$30,141,991

	Consumer Cyclical Services – 0.1%
1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	1,035,000
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,744,007

		10,779,007

	Consumer Products – 0.1%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	13,662,659

	Diversified Manufacturing – 0.4%
64,245,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	45,576,159
11,695,000	General Electric Co., Series A, MTN, 1.323%, 5/13/2024(f)	11,317,719

		56,893,878

	Electric – 1.6%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,059,625
53,552,996	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	58,704,740
66,179,285	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(c)	21,921,888
1,476,855	CE Generation LLC, 7.416%, 12/15/2018	1,388,244
12,250,000	Dynegy, Inc., 5.875%, 6/01/2023	11,224,063
69,835,000	Dynegy, Inc., 7.625%, 11/01/2024	66,692,425
38,973,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	40,025,271
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,617,478
493,638	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	493,638
48,675	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	48,068

		214,175,440

	Finance Companies – 3.5%
3,100,000	AGFC Capital Trust I, 2.772%, 1/15/2067, 144A(f)	1,522,875
19,330,000	iStar, Inc., 4.875%, 7/01/2018	19,450,813
20,395,000	iStar, Inc., 5.000%, 7/01/2019	20,522,469
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,908,900
2,830,000	Navient Corp., 5.875%, 10/25/2024	2,639,852
150,996(††)	Navient Corp., 6.000%, 12/15/2043	3,412,006
73,050,000	Navient Corp., MTN, 6.125%, 3/25/2024	69,580,125
23,623,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	23,711,586
27,420,000	Navient LLC, 5.500%, 1/25/2023	26,186,100
2,950,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,063,428
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	39,671,160
65,750,000	Springleaf Finance Corp., 5.250%, 12/15/2019	66,325,312
108,895,000	Springleaf Finance Corp., 7.750%, 10/01/2021	115,973,175
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	82,029,169

		475,996,970

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – 0.0%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	$1,192,648

	Government Owned – No Guarantee – 0.6%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	32,405,149
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	30,206,300
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	20,081,242

		82,692,691

	Healthcare – 1.7%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021	2,785,331
18,660,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	16,047,600
27,204,000	HCA, Inc., 7.050%, 12/01/2027	29,890,395
27,545,000	HCA, Inc., 7.500%, 11/06/2033	30,127,344
45,324,000	HCA, Inc., 8.360%, 4/15/2024	53,425,665
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,803,320
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,706,157
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	340,444
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	917,288
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,430,000
13,068,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	13,087,994
38,260,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	37,590,450
35,499,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,440,392
1,300,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,404,000
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,033,312
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	708,975

		240,738,667

	Home Construction – 0.9%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,625,013
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(c)	13,508,667
45,718,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	37,945,940
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	51,552,900
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,660,600

		124,293,120

	Independent Energy – 1.8%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,160,288
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,612,924
37,495,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	38,807,325
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	6,714,600
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,726,160
18,495,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	17,547,131
11,379,000	California Resources Corp., 5.500%, 9/15/2021	8,420,460
1,709,000	California Resources Corp., 6.000%, 11/15/2024	1,196,300

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$48,890,000	California Resources Corp., 8.000%, 12/15/2022, 144A	$39,723,125
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,651,500
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	14,981
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,935,150
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	24,610,000
8,471,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,878,030
1,597,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,554,073
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,981,754
4,540,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	4,458,280
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	129,594
5,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	5,137,300
370,000	Noble Energy, Inc., 5.625%, 5/01/2021	381,096
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,706,550
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	302,193
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,186,265
15,445,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	7,954,175
3,900,000	Rice Energy, Inc., 6.250%, 5/01/2022	4,017,000
23,125,000	Sanchez Energy Corp., 6.125%, 1/15/2023	21,448,438
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	12,264,750
90,000	SM Energy Co., 5.000%, 1/15/2024	85,050
3,175,000	SM Energy Co., 5.625%, 6/01/2025	3,038,475
20,931,000	SM Energy Co., 6.125%, 11/15/2022	21,087,983
3,845,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	3,806,550
1,965,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,955,175

		254,492,675

	Industrial Other – 0.0%
160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	164,800

	Life Insurance – 2.0%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,723,925
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(g)	73,915,992
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(g)	1,601,606
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(c)	17,047,155
5,035,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	4,141,287
8,080,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	6,726,600
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,720,375
2,030,000	Metlife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,803,938
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	70,946,561
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	58,843,424
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	15,754,957

		274,225,820

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Local Authorities – 1.6%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	$30,290,334
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	81,046,333
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	113,008,271
1,507,000	Ontario Hydro, 6.037%, 11/27/2020, (CAD)(i)	1,066,294
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,139,463

		226,550,695

	Media Entertainment – 0.7%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,652,896
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,212,200
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	50,070,813
34,725,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	32,337,656
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,501,700
1,976,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	2,005,640

		95,780,905

	Metals & Mining – 2.0%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(d)(j)(k)	3,383
35,180,000	ArcelorMittal, 7.500%, 3/01/2041	39,373,456
3,635,000	ArcelorMittal, 7.750%, 10/15/2039	4,125,725
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,165,915
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	27,506,040
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(c)(j)	3,862,125
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	103,000
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	17,170,312
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	20,420,325
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	73,193,750
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,768,125
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,188,447
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	13,766,175
38,460,000	United States Steel Corp., 7.500%, 3/15/2022	39,950,325
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,638,068

		271,235,171

	Midstream – 0.6%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	764,438
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,593,000
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	8,320,327
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	235,149
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	33,845,746
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	229,600
7,325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,516,329

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	$1,547,208
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,581,115
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	18,721,270

		85,354,182

	Mortgage Related – 0.0%
35,996	FHLMC, 5.000%, 12/01/2031	39,261

	Natural Gas – 0.2%
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,730,568
21,041,000	NiSource Finance Corp., 6.400%, 3/15/2018	21,945,763
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,336,045

		28,012,376

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
11,160,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(f)	11,168,643
14,865,862	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	11,210,684
38,248,667	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(c)	38,726,775

		61,106,102

	Oil Field Services – 1.0%
14,585,000	FTS International, Inc., 6.250%, 5/01/2022	12,579,562
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	7,962,345
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	15,150,000
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(c)(j)	5,312,160
47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(c)(j)	8,472,960
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,475
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	9,977
11,958	Precision Drilling Corp., 6.625%, 11/15/2020	12,018
36,860,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	38,057,950
51,710,000	Transocean, Inc., 5.550%, 10/15/2022	48,639,719
1,670,000	Transocean, Inc., 6.800%, 3/15/2038	1,373,575

		137,579,741

	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,748,682

	Paper – 1.0%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	53,983,536
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,787,206
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	11,116,442
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	34,026,168

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Paper – continued
$4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	$4,985,812
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,454,958

		136,354,122

	Property & Casualty Insurance – 0.1%
2,000,000	Liberty Mutual Group, Inc., 4.036%, 3/07/2067, 144A(f)	1,900,000
13,985,000	MBIA Insurance Corp., 12.283%, 1/15/2033, 144A(e)(f)	6,572,950
80,000	MBIA Insurance Corp., 12.283%, 1/15/2033(e)(f)	37,600
1,140,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(g)	1,162,800

		9,673,350

	Railroads – 0.1%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	7,387,674
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	62,445

		7,450,119

	Real Estate Operations/Development – 0.1%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	7,788,029

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,728,572

	Retailers – 0.8%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,295,841
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,323,148
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,551,363
8,524,000	Foot Locker, Inc., 8.500%, 1/15/2022	10,026,355
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,809,313
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	28,189,625
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,706,550
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,983,425
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,585,386
815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	172,169
24,302,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	21,446,515

		112,089,690

	Sovereigns – 0.4%
58,925,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	57,110,110

	Supermarkets – 1.7%
3,445,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	3,341,650
109,450,000	New Albertson’s, Inc., 7.450%, 8/01/2029	103,703,875
31,169,000	New Albertson’s, Inc., 7.750%, 6/15/2026	30,389,775
36,133,000	New Albertson’s, Inc., 8.000%, 5/01/2031	34,958,678
10,323,000	New Albertson’s, Inc., 8.700%, 5/01/2030	10,219,770

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supermarkets – continued
$21,708,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$19,428,660
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,567,075
34,025,000	SUPERVALU, Inc., 7.750%, 11/15/2022	33,387,031

		238,996,514

	Supranational – 1.3%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	15,735,581
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	133,612,193
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	33,600,310

		182,948,084

	Technology – 1.5%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	253,470
75,630,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	83,193,000
9,335,000	Amkor Technology, Inc., 6.375%, 10/01/2022	9,638,387
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,770,713
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,806,532
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	78,690,127
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	13,868,069
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,599,032
2,783,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,268,773
8,080,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	8,857,700

		211,945,803

	Transportation Services – 0.1%
20,994,000	APL Ltd., 8.000%, 1/15/2024(b)(c)	15,351,862
1,779,299	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(l)	1,779,299

		17,131,161

	Treasuries – 26.7%
202,515,000	Canadian Government International Bond, 0.250%, 5/01/2017, (CAD)	152,253,635
545,500,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	407,472,933
254,495,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	192,814,146
6,575,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	6,903,398
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	841,034
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	1,447,168
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	909,195
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	217,446

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	$2,593,564
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	3,367,370
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	324,950
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	4,320,924
2,331,740,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	15,392,260
5,523,835,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	35,066,488
8,600,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	42,044,445
8,554,600(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	45,118,721
4,579,595(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	25,422,014
10,160,320(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	55,782,245
39,547,655(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	222,652,733
3,288,446(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	19,401,783
113,749(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	714,710
34,470,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	216,582,565
137,580,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	101,633,561
128,565,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	102,399,019
83,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	59,274,086
764,599,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	99,187,178
1,317,525,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	154,121,976
1,096,778,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	138,212,780
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	76,777,455
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	31,561,099
275,000,000	U.S. Treasury Note, 0.500%, 7/31/2017	274,741,500
300,000,000	U.S. Treasury Note, 0.625%, 6/30/2018	298,125,000
150,000,000	U.S. Treasury Note, 0.750%, 1/31/2018	149,636,700
150,000,000	U.S. Treasury Note, 0.750%, 8/31/2018	149,144,550
600,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	596,179,800

		3,682,638,431

	Wireless – 0.9%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,013,166
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,922,192
53,182,000	Sprint Capital Corp., 6.875%, 11/15/2028	56,173,487
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,101,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	28,305,867
10,853,000	Sprint Corp., 7.125%, 6/15/2024	11,585,578
2,268,000	Sprint Corp., 7.250%, 9/15/2021	2,448,306

		129,549,596

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – 4.8%
$75,360,000	AT&T, Inc., 2.625%, 12/01/2022	$73,635,914
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	59,812,633
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,486,404
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,736,400
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	10,063,554
1,700,000	CenturyLink, Inc., 6.450%, 6/15/2021	1,806,063
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,674,850
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,413,855
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	12,296,288
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,418,400
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	11,511,360
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,691,325
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	20,222,850
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	20,112,387
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	48,300
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,313,058
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,066,400
305,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(j)	101,031
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(j)	8,249,350
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(j)	15,046,266
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	61,082,422
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,541,250
41,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	38,990,625
32,321,000	Qwest Corp., 6.875%, 9/15/2033	32,183,959
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,788,167
785,000	Qwest Corp., 7.250%, 10/15/2035	778,850
63,364,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	62,571,950
32,356,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	32,699,621
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	6,055,271
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,872,210
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	27,351,675
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	22,079,252
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	71,275,263

		663,977,203

	Total Non-Convertible Bonds (Identified Cost $10,831,000,749)	10,140,697,736

Convertible Bonds – 5.8%

	Building Materials – 0.1%
1,015,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	952,831
415,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	428,747
14,067,000	KB Home, 1.375%, 2/01/2019	14,409,883

		15,791,461

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – 1.5%
$170,470,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	$205,949,069

	Chemicals – 0.1%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	7,139,344

	Consumer Products – 0.0%
675,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	637,875

	Diversified Manufacturing – 0.2%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	30,604,679

	Healthcare – 0.3%
27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	38,600,100

	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	34,596,765

	Midstream – 0.1%
459,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	452,115
12,850,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	13,307,781
5,968,000	SM Energy Co., 1.500%, 7/01/2021	5,912,050

		19,671,946

	Pharmaceuticals – 0.0%
2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,379,593
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,458,051

		5,837,644

	Property & Casualty Insurance – 0.4%
45,617,000	Old Republic International Corp., 3.750%, 3/15/2018	60,699,120

	Technology – 2.8%
14,865,000	Ciena Corp., 3.750%, 10/15/2018, 144A	19,398,825
174,665,000	Intel Corp., 3.250%, 8/01/2039	305,117,922
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	3,399,591
6,867,541	Liberty Interactive LLC, 3.500%, 1/15/2031	6,692,934
12,720,000	Nuance Communications, Inc., 1.000%, 12/15/2035	12,100,282
3,790,000	Nuance Communications, Inc., 1.250%, 4/01/2025, 144A	3,782,894
1,231,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,262,544
13,345,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	15,004,784
15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	17,138,062

		383,897,838

	Total Convertible Bonds (Identified Cost $587,688,826)	803,425,841

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 1.6%
	District of Columbia – 0.1%
$5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$7,594,818

	Illinois – 0.2%
25,725,000	State of Illinois, 5.100%, 6/01/2033	23,472,004

	Michigan – 0.1%
18,050,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	17,666,618

	Virginia – 0.8%
135,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	113,170,411

	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(j)	52,830,200

	Total Municipals (Identified Cost $249,605,313)	214,734,051

	Total Bonds and Notes (Identified Cost $11,668,294,888)	11,158,857,628

Senior Loans – 1.5%

	Automotive – 0.1%
9,304,767	IBC Capital Ltd., 1st Lien Term Loan, 4.870%, 9/09/2021(f)	9,103,133
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.120%, 9/09/2022(f)	7,280,183

		16,383,316

	Chemicals – 0.4%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(f)	48,114,412

	Consumer Cyclical Services – 0.7%
37,106,436	SourceHov LLC, 2014 1st Lien Term Loan, 7.897%, 10/31/2019(f)	35,877,471
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.647%, 4/30/2020(f)	53,346,060

		89,223,531

	Financial Other – 0.1%
16,645,189	DBRS Ltd., Term Loan, 6.304%, 3/04/2022(f)	15,840,727

	Media Entertainment – 0.0%
1,768,483	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(f)	1,795,010

	Natural Gas – 0.0%
1,881,132	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(f)	1,661,660

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Oil Field Services – 0.1%
$3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(f)	$2,698,168
8,124,988	Paragon Offshore Finance Co., Term Loan B, 5.750%, 7/18/2021(b)(c)(f)(j)	3,153,552
3,782,378	Petroleum Geo-Services ASA, New Term Loan B, 3.647%, 3/19/2021(f)	3,111,006

		8,962,726

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(f)	4,502,375

	Retailers – 0.0%
4,505,757	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(f)	4,302,998

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)(c)(f)	6,161,960

	Transportation Services – 0.0%
4,544,772	OSG Bulk Ships, Inc., OBS Term Loan, 5.290%, 8/05/2019(f)	4,499,324

	Total Senior Loans (Identified Cost $220,073,102)	201,448,039

Shares

Common Stocks – 4.7%

	Automobiles – 1.8%
21,480,222	Ford Motor Co.	250,029,784

	Diversified Telecommunication Services – 0.1%
307,212	Hawaiian Telcom Holdco, Inc.(e)	7,038,227

	Energy Equipment & Services – 0.0%
486,727	Hercules Offshore, Inc.(b)(c)(e)(n)	—

	Internet Software & Services – 0.0%
559,124	Dex Media, Inc.(b)(d)(e)	1,509,635

	Oil, Gas & Consumable Fuels – 0.1%
1,033,462	Chesapeake Energy Corp.(e)	6,138,764
1,177	Pacific Exploration and Production Corp.(e)	37,615
231,675	Rex Energy Corp.(e)	108,772
2,021	Southcross Holdings Group LLC(b)(d)(e)	—
2,021	Southcross Holdings LP, Class A(b)(d)(e)	808,400

		7,093,551

	Pharmaceuticals – 1.3%
3,414,069	Bristol-Myers Squibb Co.	185,657,072

	Semiconductors & Semiconductor Equipment – 1.4%
5,631,713	Intel Corp.	203,135,888

	Total Common Stocks (Identified Cost $465,489,396)	654,464,157

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.4%

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	$30,860,035
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	15,478,920

		46,338,955

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	738,987

	Electric – 0.2%
430,351	AES Trust III, 6.750%	21,990,936

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	16,285,500

	Midstream – 0.6%
257,387	Chesapeake Energy Corp., 4.500%	15,543,601
476,844	Chesapeake Energy Corp., 5.000%	30,518,016
3,044	Chesapeake Energy Corp., 5.750%	1,970,990
39,322	Chesapeake Energy Corp., 5.750%, 144A	25,460,995
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A	10,653,965

		84,147,567

	REITs – Health Care – 0.1%
172,150	Welltower, Inc., 6.500%	10,866,108

	REITs – Hotels – 0.0%
231,450	FelCor Lodging Trust, Inc., Series A, 1.950%	5,642,751

	REITs – Mortgage – 0.0%
58,431	iStar, Inc., Series J, 4.500%	2,959,530

	Technology – 0.1%
82,515	Belden, Inc., 6.750%	8,003,955

	Total Convertible Preferred Stocks (Identified Cost $209,004,823)	196,974,289

Non-Convertible Preferred Stocks – 0.6%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	122,667
100	Entergy Arkansas, Inc., 4.320%	9,469
5,000	Entergy Mississippi, Inc., 4.360%	493,282
665	Entergy New Orleans, Inc., 4.360%	62,593
200	Entergy New Orleans, Inc., 4.750%	20,775
50,100	Southern California Edison Co., 4.780%	1,247,490

		1,956,276

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – continued

	Finance Companies – 0.1%
67,611	iStar, Inc., Series E, 7.875%	$1,643,624
64,123	iStar, Inc., Series F, 7.800%	1,572,937
16,004	iStar, Inc., Series G, 7.650%	388,897
149,767	SLM Corp., Series A, 6.970%	7,593,187

		11,198,645

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(e)	370,069

	Metals & Mining – 0.4%
1,182,307	Arconic, Inc., 5.375%	48,533,702

	REITs – Office Property – 0.0%
2,318	Highwoods Realty LP, Series A, 8.625%	2,946,757

	REITs – Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	12,827,631

	Total Non-Convertible Preferred Stocks (Identified Cost $76,079,666)	77,833,080

	Total Preferred Stocks (Identified Cost $285,084,489)	274,807,369

Closed-End Investment Companies – 0.0%

170,002	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	3,893,046

Principal Amount (‡)

Short-Term Investments – 9.6%
$92,760,000	Federal Home Loan Bank Discount Notes, 0.550%, 4/04/2017(m)	92,758,238
662,240,000	Federal Home Loan Bank Discount Notes, 0.520%-0.560%, 4/10/2017(m)	662,151,260
4,371,966	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $4,371,966 on 4/03/2017 collateralized by $4,455,000 U.S. Treasury Note, 0.750% due 10/31/2017 valued at $4,463,716 including accrued interest (Note 2 of Notes to Financial Statements)	4,371,966

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$368,606,645	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $368,613,403 on 4/03/2017 collateralized by $75,000,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $76,227,525; $39,130,000 U.S. Treasury Note, 1.250% due 3/31/2021 valued at $38,267,927; $50,000,000 U.S. Treasury Note, 1.375% due 4/30/2021 valued at $49,380,700; $200,000,000 U.S. Treasury Note, 1.125% due 6/30/2021 valued at $194,521,000; $2,485,000 U.S. Treasury Note, 1.125% due 9/30/2021 valued at $2,400,937; $1,320,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $1,287,935; $13,640,000 U.S. Treasury Note, 2.250% due 7/31/2021 valued at $13,896,132 including accrued interest (Note 2 of Notes to Financial Statements)	$368,606,645
150,000,000	U.S. Treasury Bills, 0.730%, 04/27/2017(m)	149,926,950
50,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(m)	49,916,400

	Total Short-Term Investments (Identified Cost $1,327,735,433)	1,327,731,459

	Total Investments – 98.6% (Identified Cost $13,976,485,245)(a)	13,621,201,698
	Other assets less liabilities—1.4%	186,736,604

	Net Assets – 100.0%	$13,807,938,302

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $14,043,238,853 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$948,914,067
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,370,951,222)

	Net unrealized depreciation	$(422,037,155)

(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $328,233,349 or 2.4% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $41,211,777 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Non-income producing security.
(f)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(g)	Perpetual bond with no specified maturity date.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(l)	Maturity has been extended under the terms of a plan of reorganization.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	Escrow shares.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $2,214,487,754 or 16.0% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Bond Fund – continued

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	26.7%
Banking	7.6
Wirelines	4.8
Technology	4.5
Finance Companies	3.6
Chemicals	2.5
Metals & Mining	2.4
Healthcare	2.0
Life Insurance	2.0
Other Investments, less than 2% each	32.9
Short-Term Investments	9.6

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2017 (Unaudited)

United States Dollar	72.9%
Canadian Dollar	7.3
New Zealand Dollar	4.9
Mexican Peso	4.8
Australian Dollar	3.4
Norwegian Krone	2.8
Other, less than 2% each	2.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

ASSETS
Investments at cost	$13,976,485,245
Net unrealized depreciation	(355,283,547)

Investments at value	13,621,201,698
Cash	1,235,272
Foreign currency at value (identified cost $2,109,714)	2,110,904
Receivable for Fund shares sold	28,607,539
Receivable for securities sold	54,007,890
Dividends and interest receivable	164,316,776
Tax reclaims receivable	95,999
Prepaid expenses (Note 7)	6,537

TOTAL ASSETS	13,871,582,615

LIABILITIES
Payable for securities purchased	42,150,484
Payable for Fund shares redeemed	12,829,781
Management fees payable (Note 5)	6,200,341
Deferred Trustees’ fees (Note 5)	1,446,008
Administrative fees payable (Note 5)	528,361
Payable to distributor (Note 5d)	116,473
Other accounts payable and accrued expenses	372,865

TOTAL LIABILITIES	63,644,313

NET ASSETS	$13,807,938,302

NET ASSETS CONSIST OF:
Paid-in capital	$14,070,785,576
Distributions in excess of net investment income	(100,098,049)
Accumulated net realized gain on investments and foreign currency transactions	191,787,444
Net unrealized depreciation on investments and foreign currency translations	(354,536,669)

NET ASSETS	$13,807,938,302

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$9,637,893,381

Shares of beneficial interest	692,101,287

Net asset value, offering and redemption price per share	$13.93

Retail Class:
Net assets	$3,801,407,785

Shares of beneficial interest	274,348,927

Net asset value, offering and redemption price per share	$13.86

Admin Class shares:
Net assets	$176,722,414

Shares of beneficial interest	12,801,770

Net asset value, offering and redemption price per share	$13.80

Class N shares:
Net assets	$191,914,722

Shares of beneficial interest	13,795,978

Net asset value, offering and redemption price per share	$13.91

See accompanying notes to financial statements.

25  |

Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$300,069,615
Dividends	33,277,302
Less net foreign taxes withheld	(192,162)

333,154,755

Expenses
Management fees (Note 5)	36,475,969
Service and distribution fees (Note 5)	5,453,954
Administrative fees (Note 5)	3,127,822
Trustees’ fees and expenses (Note 5)	252,563
Transfer agent fees and expenses (Notes 5 and 6)	5,054,161
Audit and tax services fees	29,403
Custodian fees and expenses	373,787
Legal fees	142,774
Registration fees	125,216
Shareholder reporting expenses	296,985
Miscellaneous expenses (Note 7)	267,457

Total expenses	51,600,091

Net investment income	281,554,664

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	293,035,254
Foreign currency transactions	(1,778,908)
Net change in unrealized appreciation (depreciation) on:
Investments	(312,973,892)
Foreign currency translations	990,686

Net realized and unrealized loss on investments and foreign currency transactions	(20,726,860)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$260,827,804

See accompanying notes to financial statements.

|  26

Statement of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$281,554,664	$676,658,768
Net realized gain (loss) on investments and foreign currency transactions	291,256,346	(287,506,494)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(311,983,206)	915,964,187

Net increase in net assets resulting from operations	260,827,804	1,305,116,461

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	(174,839,722)	(245,533,574)
Retail Class	(67,281,608)	(102,678,061)
Admin Class	(2,788,023)	(3,770,457)
Class N	(2,935,022)	(2,134,874)
Net realized capital gains
Institutional Class	(96,594,897)	(431,902,062)
Retail Class	(40,215,735)	(204,088,780)
Admin Class	(1,790,948)	(8,388,507)
Class N	(1,642,680)	(3,281,035)

Total distributions	(388,088,635)	(1,001,777,350)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(905,461,372)	(5,022,677,532)

Net decrease in net assets	(1,032,722,203)	(4,719,338,421)
NET ASSETS
Beginning of the period	14,840,660,505	19,559,998,926

End of the period	$13,807,938,302	$14,840,660,505

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(100,098,049)	$(133,808,338)

See accompanying notes to financial statements.

27  |

Financial Highlights

For a share outstanding throughout each period.

	Institutional Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$14.04		$13.65	$15.49	$15.09	$14.99	$13.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.56	0.61	0.60	0.69	0.72
Net realized and unrealized gain (loss)	(0.00	)(b)	0.62	(1.55)	0.54	0.27	1.24

Total from Investment Operations	0.28		1.18	(0.94)	1.14	0.96	1.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.29)	(0.50)	(0.67)	(0.86)	(0.85)
Net realized capital gains	(0.14)		(0.50)	(0.40)	(0.07)	—	—

Total Distributions	(0.39)		(0.79)	(0.90)	(0.74)	(0.86)	(0.85)

Net asset value, end of the period	$13.93		$14.04	$13.65	$15.49	$15.09	$14.99

Total return	2.06	%(c)	9.17%	(6.37)%	7.66%	6.51%	14.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,637,893		$10,045,427	$12,966,991	$15,488,726	$12,997,813	$12,971,639
Net expenses	0.66	%(d)	0.66%	0.64%	0.63%	0.63%	0.63%
Gross expenses	0.66	%(d)	0.66%	0.64%	0.63%	0.63%	0.63%
Net investment income	4.10	%(d)	4.21%	4.17%	3.85%	4.57%	4.99%
Portfolio turnover rate	5%		13%	22%	26%	28%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  28

Financial Highlights – continued

For a share outstanding throughout each period.

	Retail Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$13.97		$13.59	$15.43	$15.02	$14.93	$13.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.53	0.57	0.55	0.65	0.68
Net realized and unrealized gain (loss)	(0.00	)(b)	0.61	(1.55)	0.56	0.25	1.23

Total from Investment Operations	0.26		1.14	(0.98)	1.11	0.90	1.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.26)	(0.46)	(0.63)	(0.81)	(0.81)
Net realized capital gains	(0.14)		(0.50)	(0.40)	(0.07)	—	—

Total Distributions	(0.37)		(0.76)	(0.86)	(0.70)	(0.81)	(0.81)

Net asset value, end of the period	$13.86		$13.97	$13.59	$15.43	$15.02	$14.93

Total return	1.94	%(c)	8.86%	(6.58)%	7.40%	6.15%	14.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,801,408		$4,495,997	$6,268,878	$8,627,288	$8,282,010	$8,651,794
Net expenses	0.91	%(d)	0.91%	0.89%	0.91%	0.92%	0.92%
Gross expenses	0.91	%(d)	0.91%	0.89%	0.91%	0.92%	0.92%
Net investment income	3.85	%(d)	3.97%	3.91%	3.58%	4.28%	4.69%
Portfolio turnover rate	5%		13%	22%	26%	28%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

29  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$13.92		$13.54	$15.38	$14.98	$14.89	$13.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25		0.49	0.53	0.51	0.61	0.63
Net realized and unrealized gain (loss)	(0.02)		0.62	(1.55)	0.55	0.25	1.23

Total from Investment Operations	0.23		1.11	(1.02)	1.06	0.86	1.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.23)	(0.42)	(0.59)	(0.77)	(0.77)
Net realized capital gains	(0.14)		(0.50)	(0.40)	(0.07)	—	—

Total Distributions	(0.35)		(0.73)	(0.82)	(0.66)	(0.77)	(0.77)

Net asset value, end of the period	$13.80		$13.92	$13.54	$15.38	$14.98	$14.89

Total return	1.75	%(b)	8.64%	(6.89)%	7.15%	5.88%	13.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$176,722		$185,902	$239,088	$292,668	$272,181	$302,018
Net expenses	1.16	%(c)	1.16%	1.14%	1.17%	1.18%	1.20%
Gross expenses	1.16	%(c)	1.16%	1.14%	1.17%	1.18%	1.20%
Net investment income	3.60	%(c)	3.72%	3.67%	3.32%	4.02%	4.42%
Portfolio turnover rate	5%		13%	22%	26%	28%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  30

Financial Highlights – continued

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$14.02		$13.64	$15.48	$15.07		$15.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29		0.57	0.63	0.59		0.47
Net realized and unrealized gain (loss)	(0.00	)(b)	0.61	(1.56)	0.57		(0.25)

Total from Investment Operations	0.29		1.18	(0.93)	1.16		0.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.30)	(0.51)	(0.68)		(0.48)
Net realized capital gains	(0.14)		(0.50)	(0.40)	(0.07)		—

Total Distributions	(0.40)		(0.80)	(0.91)	(0.75)		(0.48)

Net asset value, end of the period	$13.91		$14.02	$13.64	$15.48		$15.07

Total return	2.10	%(c)	9.18%	(6.31)%	7.79%		1.45	%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$191,915		$113,335	$85,042	$31,387		$241
Net expenses	0.59	%(e)	0.58%	0.57%	0.58	%(f)	0.65	%(e)(g)
Gross expenses	0.59	%(e)	0.58%	0.57%	0.58	%(f)	2.14	%(e)
Net investment income	4.17	%(e)	4.28%	4.33%	3.80%		4.73	%(e)
Portfolio turnover rate	5%		13%	22%	26%		28%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

31  |

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

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Notes to Financial Statements – continued

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a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from

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prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of March 31, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$328,233,349	2.4%	$41,211,777	0.3%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2017, the amount of income available to be distributed by the Fund has been reduced by $81,038,343 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  When-Issued and Delayed Delivery Transactions. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued and delayed delivery securities held by the Fund as of March 31, 2017.

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e.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, defaulted and/or non-income producing securities, distribution re-designations, basis tracking from corporate actions, contingent payment debt instruments, premium amortization, convertible bonds, paydown gains and losses, return of capital and capital gain distributions received and trust preferred securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bonds, defaulted

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Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

2016 Distributions Paid From:
Ordinary Income	Losng-Term Capital Gains	Total
$363,139,491	$638,637,859	$1,001,777,350

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of March 31, 2017, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

Unrealized appreciation (depreciation)
Investments	$359,863,541
Foreign currency translations	(781,153,818)

Total unrealized depreciation	$(421,290,277)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

g.  Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

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h.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2017, the Fund did not loan securities under this agreement.

i.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

j.  New Accounting Pronouncement. In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Fund’s financial statements.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

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March 31, 2017 (Unaudited)

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$13,882,356	$42,652,408	(b)	$56,534,764
Airlines	—	119,501,191	1,192	(c)	119,502,383
Chemicals	—	253,794,532	23,428,890	(d)	277,223,422
Finance Companies	3,412,006	472,584,964	—		475,996,970
Metals & Mining	—	198,038,038	3,383	(d)	198,041,421
Transportation Services	—	15,351,862	1,779,299	(d)	17,131,161
All Other Non-Convertible Bonds(a)	—	8,996,267,615	—		8,996,267,615

Total Non-Convertible Bonds	3,412,006	10,069,420,558	67,865,172		10,140,697,736

Convertible Bonds(a)	—	803,425,841	—		803,425,841
Municipals(a)	—	214,734,051	—		214,734,051

Total Bonds and Notes	3,412,006	11,087,580,450	67,865,172		11,158,857,628

Senior Loans(a)	—	201,448,039	—		201,448,039
Common Stocks
Internet Software & Services	—	—	1,509,635	(d)	1,509,635
Oil, Gas & Consumable Fuels(e)	6,285,151	—	808,400	(d)	7,093,551
All Other Common Stocks(a)	645,860,971	—	—		645,860,971

Total Common Stocks	652,146,122	—	2,318,035		654,464,157

Preferred Stocks
Convertible Preferred Stocks
Midstream	15,543,601	68,603,966	—		84,147,567
REITs—Mortgage	—	2,959,530	—		2,959,530
All Other Convertible Preferred Stocks(a)	109,867,192	—	—		109,867,192

Total Convertible Preferred Stocks	125,410,793	71,563,496	—		196,974,289

Non-Convertible Preferred Stocks
Electric	1,247,490	708,786	—		1,956,276
REITs—Office Property	—	2,946,757	—		2,946,757
REITs—Warehouse/Industrials	—	12,827,631	—		12,827,631
All Other Non-Convertible Preferred Stocks(a)	60,102,416	—	—		60,102,416

Total Non-Convertible Preferred Stocks	61,349,906	16,483,174	—		77,833,080

Total Preferred Stocks	186,760,699	88,046,670	—		274,807,369

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Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Closed-End Investment Companies	$3,893,046	$—	$—	$3,893,046
Short-Term Investments	—	1,327,731,459	—	1,327,731,459

Total	$846,211,873	$12,704,806,618	$70,183,207	$13,621,201,698

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($28,970,238) and fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($13,682,170).

(c) Valued using broker-dealer bid prices.

(d) Fair valued by the Fund’s adviser.

(e) Includes a security fair valued at zero using Level 3 inputs.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,204,647		$—	$9,405	$(720,158)	$801,607
Airlines	114,908		—	6,630	(8,052)	—
Chemicals	16,637,790		226,278	—	6,564,822	—
Metals & Mining	3,383		63,277	—	(63,277)	—
Transportation Services	21,484,700		—	4,587,511	(4,907,544)	—
Senior Loans
Wirelines	18,283,003		6,926	66,732	990,432	—
Common Stocks
Internet Software & Services	1,111,539		—	—	398,096	—
Oil, Gas & Consumable Fuels	727,560	(a)	—	—	80,840	—
Warrants	102,811		—	143,558	(102,811)	—

Total	$101,670,341		$296,481	$4,813,836	$2,232,348	$801,607

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Asset Valuation Inputs – continued

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(643,093)	$—	$—	$42,652,408		$(717,357)
Airlines	(112,294)	—	—	1,192		(17)
Chemicals	—	—	—	23,428,890		6,564,822
Metals & Mining	—	—	—	3,383		(63,277)
Transportation Services	(19,385,368)	—	—	1,779,299		(40,035)
Senior Loans
Wirelines	(19,347,093)	—	—	—		—
Common Stocks
Internet Software & Services	—	—	—	1,509,635		398,096
Oil, Gas & Consumable Fuels	—	—	—	808,400	(a)	80,840
Warrants	(143,558)	—	—	—		—

Total	$(39,631,406)	$—	$—	$70,183,207		$6,223,072

(a) Includes a security fair valued at zero using Level 3 inputs.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $347,547,430 and $2,543,030,531, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $299,296,875 and $150,018,456, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Next $10 billion	Over $25 billion
0.60%	0.50%	0.49%	0.48%

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Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2018, may be terminated before then only with the consent of the Fund’s Board of Trustees and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.70%	0.95%	1.20%	0.65%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees for the Fund were $36,475,969 (effective rate of 0.52% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2017 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

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Under the Retail Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2017, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$222,153	$5,009,648	$222,153

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for the Fund were $3,127,822.

|  44

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $4,856,384.

As of March 31, 2017, the Fund owes NGAM Distribution $116,473 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically.

45  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

f.  Affiliated Ownership. As of March 31, 2017, Loomis Sayles Funded Pension Plan and Trust and Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.06% and 0.24% of the Fund’s net assets, respectively.

Investment activities of affiliated shareholders could have material impacts on the Fund.

6.  Class-Specific Transfer Agent Fees and Expenses. For the six months ended March 31, 2017, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$3,523,171	$1,464,211	$64,895	$1,884

Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an

|  46

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, the Fund had no borrowings under this agreement.

8.  Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	80,139,305	$1,108,449,876	160,180,222	$2,127,904,277
Issued in connection with the reinvestment of distributions	18,101,805	247,569,391	47,619,624	617,686,160
Redeemed	(121,669,654)	(1,678,338,660)	(442,133,934)	(5,869,449,395)

Net change	(23,428,544)	$(322,319,393)	(234,334,088)	$(3,123,858,958)

Retail Class
Issued from the sale of shares	17,064,983	$234,513,931	42,787,867	$566,015,340
Issued in connection with the reinvestment of distributions	7,759,728	105,588,881	23,387,521	301,525,815
Redeemed	(72,304,379)	(994,823,666)	(205,716,845)	(2,732,824,450)

Net change	(47,479,668)	$(654,720,854)	(139,541,457)	$(1,865,283,295)

Admin Class
Issued from the sale of shares	1,380,463	$18,901,630	2,197,113	$29,050,927
Issued in connection with the reinvestment of distributions	326,376	4,423,265	903,959	11,602,619
Redeemed	(2,260,613)	(30,898,753)	(7,399,879)	(98,569,951)

Net change	(553,774)	$(7,573,858)	(4,298,807)	$(57,916,405)

47  |

Notes to Financial Statements – continued

March 31, 2017 (Unaudited)

9.  Capital Shares – continued.

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Class N	Shares	Amount	Shares	Amount
Issued from the sale of shares	7,196,226	$99,644,062	3,139,426	$41,893,559
Issued in connection with the reinvestment of distributions	333,432	4,556,751	413,778	5,369,820
Redeemed	(1,815,285)	(25,048,080)	(1,707,652)	(22,882,253)

Net change	5,714,373	$79,152,733	1,845,552	$24,381,126

Increase (decrease) from capital share transactions	(65,747,613)	$(905,461,372)	(376,328,800)	$(5,022,677,532)

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SEMIANNUAL REPORT

March 31, 2017

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 11

Financial Statements  page  51

Notes to Financial Statements  page 67

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Class A NEFHX
Elaine M. Stokes	Class C NEHCX
Loomis, Sayles & Company, L.P.	Class N LSHNX
Class Y NEHYX

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

1  |

Average Annual Total Returns — March 31, 20174

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/29/08)[1]
NAV	4.44%	16.45%	6.41%	6.27%	—%	0.89%	0.85%

Class A (Inception 2/22/84)
NAV	4.29	16.11	6.17	6.04	—	1.14	1.10
With 4.25% Maximum Sales Charge	-0.19	11.18	5.23	5.59	—

Class C (Inception 3/2/98)
NAV	3.88	15.20	5.36	5.24	—	1.89	1.85
With CDSC[2]	2.88	14.20	5.36	5.24	—

Class N (Inception 11/30/16)
NAV	—	—	—	—	4.92	0.77	0.77

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[3]	4.50	16.39	6.82	7.46	1.13

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (2/29/08), performance is that of Class A shares, restated to reflect the higher net expenses of that share class.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB /BB or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices. You may not invest directly in an index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols
Christopher T. Harms	Class A LSDRX
Clifton V. Rowe, CFA®	Class C LSCDX
Kurt L. Wagner, CFA®, CIC	Class Y LSDIX

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

3  |

Average Annual Total Returns — March 31, 20174,5

					Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	-1.08%	1.32%	2.46%	4.57%	0.47%	0.40%

Class A (Inception 5/28/10)[1]
NAV	-1.11	1.16	2.22	4.32	0.72	0.65
With 4.25% Maximum Sales Charge	-5.34	-3.13	1.33	3.86

Class C (Inception 8/31/16)[1]
NAV	-1.55	0.46	1.39	3.37	1.56	1.40
With CDSC[2]	-2.53	-0.52	1.39	3.37

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	-1.30	0.42	1.88	3.76

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Effective August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range with in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You may not invest directly in an index.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A NEFLX
Clifton V. Rowe, CFA®	Class C NECLX
Kurt L. Wagner, CFA®, CIC	Class N LGANX
Loomis, Sayles & Company, L.P.	Class Y NELYX

Investment Goal

The Fund seeks a high current return consistent with preservation of capital.

5  |

Average Annual Total Returns — March 31, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	-0.55%	0.20%	1.10%	3.14%	—%	0.52%	0.52%

Class A (Inception 1/3/89)
NAV	-0.60	0.04	0.85	2.89	—	0.77	0.77
With 2.25% Maximum Sales Charge	-2.79	-2.25	0.40	2.66	—

Class C (Inception 12/30/94)
NAV	-0.97	-0.71	0.10	2.13	—	1.52	1.52
With CDSC[1]	-1.95	-1.69	0.10	2.13	—

Class N (Inception 2/1/17)
NAV	—	—	—	—	0.30	0.44	0.44

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	-0.75	-0.13	0.90	2.65	0.24

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is composed of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$1,042.90	$5.60	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	*
Class C
Actual	$1,000.00	$1,038.80	$9.40	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30	*
Class N
Actual	$1,000.00	$1,049.20	$2.51	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73	*
Class Y
Actual	$1,000.00	$1,044.40	$4.33	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85%, 0.74% and 0.85% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.10%, 1.85% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on November 30, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (121), divided by 365 (to reflect the partial period).

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$988.90	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$984.50	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y
Actual	$1,000.00	$989.20	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40% and 0.40% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

9  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$994.00	$3.98	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	*
Class C
Actual	$1,000.00	$990.30	$7.69	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80	*
Class N
Actual	$1,000.00	$1,003.00	$0.78	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	$2.47	*
Class Y
Actual	$1,000.00	$994.50	$2.73	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 0.49% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55% and 0.55%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): of 0.49%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

|  10

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.7% of Net Assets
Non-Convertible Bonds — 81.8%
	ABS Home Equity — 1.7%
$300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 3.443%, 6/17/2031, 144A(b)	$299,999
112,338	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	114,481
122,326	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	125,255
89,880	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	89,344
193,549	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 1.252%, 4/25/2035(b)	159,949
30,123	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.184%, 11/20/2035(b)(c)	26,982
234,591	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.308%, 9/19/2045(b)	174,932
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.232%, 11/25/2023(b)	271,071
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.282%, 10/25/2027(b)	327,006
173,355	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.574%, 7/19/2035(b)	167,457
68,954	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 3.198%, 3/25/2036(b)	49,841
230,711	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 1.482%, 1/25/2036(b)	145,167
293,057	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.447%, 3/25/2035(b)	248,962
337,299	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.126%, 3/25/2035(b)	260,692
63,130	New York Mortgage Trust, Series 2006-1, Class 2A2, 3.467%, 5/25/2036(b)	57,424
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	216,605
292,548	VOLT XXVII LLC, Series 2014-NPL7, Class A2, 4.750%, 8/27/2057, 144A(b)	292,222

		3,027,389

	ABS Other — 0.1%
263,869	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	258,592

	Aerospace & Defense — 2.1%
210,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	215,880
95,000	Engility Corp., 8.875%, 9/01/2024, 144A	100,581
770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	794,063
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,582,500
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,021,500

		3,714,524

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — 0.1%
$70,947	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	$72,014
95,206	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	96,649

		168,663

	Automotive — 0.9%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	196,950
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	287,494
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	117,875
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	250,200
700,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	722,750

		1,575,269

	Banking — 4.4%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,975,075
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	496,519
6,605,000	Banco Hipotecario S.A., 22.333%, 1/12/2020, 144A, (ARS)(b)	427,602
7,075,000	Banco Supervielle S.A., 24.438%, 8/09/2020, 144A, (ARS)(b)	476,766
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,399,488
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	442,144
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	867,340
300,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	303,362
335,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	354,096
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(d)	1,085,396

		7,827,788

	Brokerage — 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	510,925

	Building Materials — 1.1%
450,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	424,687
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	238,625
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	393,824
50,000	Masco Corp., 6.500%, 8/15/2032	59,011
345,000	Masco Corp., 7.750%, 8/01/2029	443,585
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	265,825
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	186,300

		2,011,857

	Cable Satellite — 6.5%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	827,595
170,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	178,925
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	488,063
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	643,750
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	446,125
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,600
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	908,250
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	757,150

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Cable Satellite — continued
$75,000	CSC Holdings LLC, 6.750%, 11/15/2021	$81,328
220,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	255,200
200,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	240,500
895,000	DISH DBS Corp., 5.125%, 5/01/2020	933,037
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,701,405
295,000	DISH DBS Corp., 7.750%, 7/01/2026	342,938
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,562,962
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	274,606
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	505,613
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	382,500
141,963	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	142,495
840,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	839,916

		11,527,958

	Chemicals — 0.8%
1,510,000	Hercules LLC, 6.500%, 6/30/2029(f)(g)	1,451,487

	Construction Machinery — 0.5%
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	15,150
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	834,000

		849,150

	Consumer Cyclical Services — 0.7%
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,196,288

	Consumer Products — 0.2%
290,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	305,950

	Electric — 1.4%
520,000	AES Corp. (The), 5.500%, 4/15/2025	527,800
150,000	AES Corp. (The), 6.000%, 5/15/2026	155,250
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(d)	1,727,300
7,224	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	7,224

		2,417,574

	Environmental — 0.3%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	347,562
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	102,838

		450,400

	Finance Companies — 4.2%
740,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	775,709
1,055,000	Aircastle Ltd., 4.125%, 5/01/2024	1,056,319
515,000	Aircastle Ltd., 5.500%, 2/15/2022	552,337
600,000	iStar, Inc., 4.000%, 11/01/2017	601,500
505,000	iStar, Inc., 5.000%, 7/01/2019	508,156
565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	570,650

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Finance Companies — continued
$585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	$585,000
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	550,800
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	697,575
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,182,150
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	410,063

		7,490,259

	Financial Other — 0.9%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	584,775
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	182,700
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	819,075

		1,586,550

	Food & Beverage — 1.0%
200,000	BRF GmbH, 4.350%, 9/29/2026, 144A	182,742
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	872,550
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	333,300
20,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	20,550
385,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	401,362

		1,810,504

	Gaming — 0.8%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026	187,250
375,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	387,188
725,000	MGM Resorts International, 6.000%, 3/15/2023	783,000

		1,357,438

	Government Owned – No Guarantee — 2.0%
600,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	615,900
320,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	328,160
50,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	46,800
160,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	152,320
195,000	Petrobras Global Finance BV, 7.375%, 1/17/2027	206,456
300,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	338,850
160,521(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)(d)	758,354
129,850(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	603,300
510,000	YPF S.A., 23.854%, 7/07/2020, 144A(b)	541,397

		3,591,537

	Health Insurance — 0.2%
365,000	Centene Corp., 6.125%, 2/15/2024	391,919

	Healthcare — 4.3%
235,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	239,113
960,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	825,600
360,000	Envision Healthcare Corp., 5.625%, 7/15/2022	369,000
25,000	HCA, Inc., 4.500%, 2/15/2027	25,000
20,000	HCA, Inc., 5.250%, 4/15/2025	21,250

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$5,000	HCA, Inc., 5.250%, 6/15/2026	$5,263
260,000	HCA, Inc., 5.375%, 2/01/2025	271,050
170,000	HCA, Inc., 7.050%, 12/01/2027	186,788
655,000	HCA, Inc., 7.500%, 12/15/2023	748,337
145,000	HCA, Inc., 7.500%, 11/06/2033	158,594
590,000	HCA, Inc., 7.690%, 6/15/2025	671,862
480,000	HCA, Inc., 8.360%, 4/15/2024	565,800
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	921,475
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	567,144
65,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	66,300
200,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	200,750
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	310,474
675,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	663,187
705,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	604,537
125,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	135,000

		7,556,524

	Home Construction — 1.3%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(f)(h)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(f)(g)	605,625
800,000	Lennar Corp., 4.750%, 5/30/2025	802,000
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	935,587

		2,343,224

	Independent Energy — 8.8%
1,205,000	Antero Resources Corp., 5.125%, 12/01/2022	1,220,816
110,000	Antero Resources Corp., 5.375%, 11/01/2021	112,980
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	320,850
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	602,800
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(h)	296,000
650,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(h)	523,250
90,000	California Resources Corp., 5.500%, 9/15/2021	66,600
41,000	California Resources Corp., 6.000%, 11/15/2024	28,700
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	373,750
140,000	Callon Petroleum Co., 6.125%, 10/01/2024, 144A	145,600
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	137,700
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,280
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,610
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	33,958
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	72,362
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	129,375
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	786,056
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	599,850
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	228,683
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	474,700
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	703,800
835,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	819,970

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$145,000	Matador Resources Co., 6.875%, 4/15/2023	$151,525
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	366,437
300,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	300,000
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	523,575
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	194,944
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	640,625
100,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	102,500
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	397,058
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	512,200
1,150,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(i)	592,250
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	1,055,750
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	594,662
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	306,075
920,000	SM Energy Co., 5.000%, 1/15/2024	869,400
35,000	SM Energy Co., 6.125%, 11/15/2022	35,263
60,000	SM Energy Co., 6.500%, 1/01/2023	60,900
190,000	SM Energy Co., 6.750%, 9/15/2026	191,544
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	389,075
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	54,862
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	450,450

		15,486,785

	Industrial Other — 0.2%
330,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	344,850

	Life Insurance — 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	348,714

	Local Authorities — 0.8%
840,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	867,888
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	325,270
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	273,429

		1,466,587

	Lodging — 0.9%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024, 144A	148,125
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025, 144A	764,211
705,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.875%, 4/01/2027, 144A	712,050

		1,624,386

	Media Entertainment — 1.4%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	473,525
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,201,200
795,000	Viacom, Inc., 4.375%, 3/15/2043	689,084
50,000	Viacom, Inc., 4.850%, 12/15/2034	48,373
105,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057	105,840

		2,518,022

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 2.6%
$1,395,000	ArcelorMittal, 7.500%, 3/01/2041	$1,561,284
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	187,943
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(g)(h)	51,750
145,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	149,350
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	278,438
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,280,469
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	71,931
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	255,268
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	465,300
270,000	Vale Overseas Ltd., 6.250%, 8/10/2026	293,287

		4,595,020

	Midstream — 4.5%
250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	257,164
195,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	193,538
66,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	68,970
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	68,013
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	28,476
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	572,137
365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	371,388
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	380,430
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,061,298
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	520,389
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	471,656
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	935,000
973,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	988,811
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	92,863
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	654,400
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	309,375
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	374,525
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	380,250
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	193,500

		7,922,183

	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 9.142%, 5/15/2020, 144A(b)(f)(g)	910,014
480,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	411,649
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(b)	1,691,309
118,555	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	118,457

		3,131,429

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 0.9%
$430,000	Ensco PLC, 5.750%, 10/01/2044	$324,650
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	107,200
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	115,200
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	403,200
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(g)(h)	78,300
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(g)(h)	162,900
35,000	Parker Drilling Co., 6.750%, 7/15/2022	31,019
100,000	Rowan Cos., Inc., 5.850%, 1/15/2044	76,250
280,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	289,100

		1,587,819

	Packaging — 1.4%
200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023, 144A(e)	206,000
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	397,963
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	214,000
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	821,062
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	794,855

		2,433,880

	Pharmaceuticals — 2.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,393,700
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	451,825
335,000	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020, 144A	299,406
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	204,050
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	68,425
2,015,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,564,144

		3,981,550

	Property & Casualty Insurance — 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	819,405

	Refining — 0.2%
230,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	228,850
140,000	Western Refining, Inc., 6.250%, 4/01/2021	144,725

		373,575

	REITs – Mortgage — 0.1%
105,000	Starwood Property Trust, Inc., 5.000%, 12/15/2021, 144A	108,938

	Retailers — 1.1%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	45,264
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	504,117
205,000	Dillard’s, Inc., 7.750%, 5/15/2027(d)	232,458
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,053,112
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	109,850

		1,944,801

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 0.2%
$285,000	Republic of Argentina, 5.625%, 1/26/2022, 144A	$291,840

	Supermarkets — 0.7%
335,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	324,950
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	836,825

		1,161,775

	Supranational — 2.2%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.400%, 3/04/2019, (INR)	478,444
5,420,000,000	International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)(d)	1,871,148
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,608,900

		3,958,492

	Technology — 6.9%
1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,699,500
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	2,108,525
571,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	571,000
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	178,925
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	62,850
190,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	199,753
1,440,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,569,861
580,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	641,178
480,000	Equinix, Inc., 5.375%, 1/01/2022	505,200
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	437,525
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	858,000
55,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	56,495
360,000	Micron Technology, Inc., 5.500%, 2/01/2025	373,500
210,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	241,238
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	535,600
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	199,025
275,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	281,187
405,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	414,112
235,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	257,619
755,000	Western Digital Corp., 10.500%, 4/01/2024	889,956

		12,081,049

	Transportation Services — 0.4%
275,000	APL Ltd., 8.000%, 1/15/2024(f)(g)	201,094
420,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/09/2024, 144A	432,075

		633,169

	Treasuries — 2.0%
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(i)	39,017

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
55,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	$38,764
20,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	13,938
107,066(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(d)	559,890
263,668(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(d)	1,289,044
131,500(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	693,558
151,030(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(d)	948,955

		3,583,166

	Wireless — 3.3%
100,000	Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,876
355,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	375,191
785,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	833,081
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	298,682
6,100,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	294,049
605,000	SFR Group S.A., 7.375%, 5/01/2026, 144A	623,150
786,000	Sprint Capital Corp., 6.875%, 11/15/2028	830,212
1,420,000	Sprint Corp., 7.250%, 9/15/2021	1,532,890
605,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	645,081
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	203,250

		5,748,462

	Wirelines — 2.6%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	619,519
30,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	30,937
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	128,050
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	15,553
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	348,300
340,000	Frontier Communications Corp., 10.500%, 9/15/2022	344,250
15,000	Frontier Communications Corp., 11.000%, 9/15/2025	14,588
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	729,675
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	1,552,725
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	348,664
35,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	38,762
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	455,062

		4,626,085

	Total Non-Convertible Bonds (Identified Cost $141,230,599)	144,193,751

Convertible Bonds — 4.9%
	Cable Satellite — 0.2%
415,000	Dish Network Corp., 2.375%, 3/15/2024, 144A	424,597

	Consumer Cyclical Services — 0.3%
595,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	583,100

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.1%
$260,000	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/2023, 144A	$280,313

	Diversified Operations — 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	164,200

	Healthcare — 0.2%
340,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	400,987

	Leisure — 0.1%
155,000	Rovi Corp., 0.500%, 3/01/2020	150,522

	Media Entertainment — 0.2%
265,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	285,537

	Midstream — 0.5%
855,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	885,459

	Oil Field Services — 0.4%
255,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A	261,056
415,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A	387,766

		648,822

	Pharmaceuticals — 1.4%
485,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	572,603
465,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	423,150
530,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	427,644
450,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	419,344
520,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	500,825
100,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022, 144A	103,562

		2,447,128

	Technology — 1.4%
725,000	Finisar Corp., 0.500%, 12/15/2036, 144A	706,875
525,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021, 144A	713,344
1,035,000	Nuance Communications, Inc., 1.000%, 12/15/2035	984,575

		2,404,794

	Total Convertible Bonds (Identified Cost $8,417,739)	8,675,459

	Total Bonds and Notes (Identified Cost $149,648,338)	152,869,210

Senior Loans — 1.7%
	Consumer Cyclical Services — 0.2%
455,844	SourceHov LLC, 2014 1st Lien Term Loan, 7.897%, 10/31/2019(b)	440,746

	Independent Energy — 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 8.553%, 8/23/2021(b)	564,943

	Media Entertainment — 0.0%
13,012	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(b)	13,207

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Other Utility — 0.2%
$238,806	PowerTeam Services LLC, 1st Lien Term Loan, 4.397%, 5/06/2020(b)	$238,658
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.397%, 11/06/2020(b)	94,525

		333,183

	Supermarkets — 0.3%
465,960	Albertsons LLC, USD 2016 Term Loan B4, 3.982%, 8/22/2021(b)	467,866

	Wirelines — 0.7%
1,200,000	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,204,800

	Total Senior Loans (Identified Cost $3,007,804)	3,024,745

Shares
Preferred Stocks — 1.7%
Convertible Preferred Stocks — 1.4%
	Food & Beverage — 0.3%
4,834	Bunge Ltd., 4.875%	518,447

	Midstream — 0.4%
988	Chesapeake Energy Corp., 5.750%	639,730
20	Chesapeake Energy Corp., 5.750%, 144A	12,950
137	Chesapeake Energy Corp., 5.750%	88,707

		741,387

	Pharmaceuticals — 0.7%
974	Allergan PLC, Series A, 5.500%	827,686
644	Teva Pharmaceutical Industries Ltd., 7.000%	370,493

		1,198,179

	Total Convertible Preferred Stocks (Identified Cost $2,735,389)	2,458,013

Non-Convertible Preferred Stocks — 0.3%
	Finance Companies — 0.3%
12,925	iStar, Inc., Series E, 7.875%	314,207
7,500	iStar, Inc., Series F, 7.800%	183,975
550	iStar, Inc., Series G, 7.650%	13,365

		511,547

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	511,547

	Total Preferred Stocks (Identified Cost $3,153,211)	2,969,560

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Other Investments — 1.0%
	Aircraft ABS — 1.0%
8,415	Aergen LLC(c)(f)	$847,548
100	ECAF I Blocker Ltd.(c)(f)	988,352

	Total Aircraft ABS (Identified Cost $1,841,500)	1,835,900

Common Stocks — 1.4%
	Energy Equipment & Services — 0.0%
4,625	Hercules Offshore, Inc.(f)(g)(j)	—

	Internet Software & Services — 0.0%
4,113	Dex Media, Inc.(c)(f)(j)	11,105

	Oil, Gas & Consumable Fuels — 1.2%
12,992	Halcon Resources Corp.(j)	100,038
14,882	Kinder Morgan, Inc.	323,535
8,265	Pacific Exploration and Production Corp.(j)	264,137
17,250	Rex Energy Corp.(j)	8,099
162,248	Whiting Petroleum Corp.(j)	1,534,866

		2,230,675

	Pharmaceuticals — 0.2%
5,539	Bristol-Myers Squibb Co.	301,211

	Total Common Stocks (Identified Cost $5,488,268)	2,542,991

Warrants — 0.0%
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(j)	54
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(f)(j)	—
3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(j)	6,209

	Total Warrants (Identified Cost $29,892)	6,263

Principal Amount (‡)
Short-Term Investments — 3.5%
$50,472	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $50,472 on 4/03/2017 collateralized by $51,200 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $51,495 including accrued interest (Note 2 of Notes to Financial Statements)	50,472
4,219,091	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $4,219,168 on 4/03/2017 collateralized by $4,340,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $4,305,579 including accrued interest (Note 2 of Notes to Financial Statements)	4,219,091

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — (continued)
$1,935,000	U.S. Treasury Bills, 0.793%, 12/07/2017(k)	$1,922,603

	Total Short-Term Investments (Identified Cost $6,193,918)	6,192,166

	Total Investments — 96.0% (Identified Cost $169,362,931)(a)	169,440,835
	Other assets less liabilities — 4.0%	6,995,922

	Net Assets — 100.0%	$176,436,757

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $169,604,190 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,024,812
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,188,167)

	Net unrealized depreciation	$(163,355)

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $1,873,999 or 1.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2017, interest payments were made in cash.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $3,461,170 or 2.0% of net assets. See Note 2 of Notes to Financial Statements.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Non-income producing security.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $60,755,451 or 34.4% of net assets.
ABS	Asset-Backed Securities

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles High Income Fund – (continued)

GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Euro	170,000	$182,025	$(1,223)

Total					$(1,223)

1 Counterparty is Bank of America, N.A.

Industry Summary at March 31, 2017 (Unaudited)

Independent Energy	9.1%
Technology	8.3
Cable Satellite	6.7
Midstream	5.4
Pharmaceuticals	4.6
Finance Companies	4.5
Healthcare	4.5
Banking	4.4
Wirelines	3.3
Wireless	3.3
Metals & Mining	2.6
Supranational	2.2
Aerospace & Defense	2.1
Government Owned - No Guarantee	2.0
Treasuries	2.0
Other Investments, less than 2% each	27.5
Short-Term Investments	3.5

Total Investments	96.0
Other assets less liabilities (including forward foreign currency contracts)	4.0

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 99.5% of Net Assets
Non-Convertible Bonds — 99.4%
	ABS Car Loan — 9.5%
$79,508	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	$79,590
147,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	148,372
375,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	377,363
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	153,529
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,790
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	158,044
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	549,322
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	109,918
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	211,016
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	364,401
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	367,726
28,760	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	28,740
225,000	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 7/15/2020	224,555
520,000	California Republic Auto Recievables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022	520,373
371,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	371,410
78,109	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	78,047
9,421	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	9,415
325,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	323,964
25,151	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	25,138
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	468,970
145,787	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	145,960
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	276,062
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	807,906
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	273,415

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$322,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	$323,627
362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	366,698
470,000	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	471,371
230,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	231,537
275,000	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	274,964
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	109,107
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	342,821
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	267,094
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	441,256
90,000	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	89,931
3,535	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	3,536
17,131	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	17,129
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	259,819
290,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	291,025
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	200,347
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	134,319
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	158,472
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	231,946
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	695,347
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	115,954
590,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	589,898
490,000	Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/2020, 144A	488,575
275,000	Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A3, 1.880%, 8/17/2020, 144A	275,458
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	595,612
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	118,903
197,225	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	197,313
505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	501,212
121,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/2021	122,602

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	$189,034
500,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.890%, 6/15/2021	499,131
165,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	164,801
79,683	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	79,444
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A	797,650
295,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	294,692
186,346	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	185,963
640,000	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/2022	633,579

		16,906,193

	ABS Credit Card — 3.2%
605,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.930%, 9/15/2022	606,225
434,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.360%, 9/15/2020	433,557
630,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	630,824
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	420,342
745,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	747,458
1,085,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/2022	1,068,964
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	267,140
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	466,249
501,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	513,416
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	551,865

		5,706,040

	ABS Home Equity — 1.3%
468,731	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	480,191
322,052	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	320,282
215,528	Colony American Homes, Series 2014-1A, Class A, 2.093%, 5/17/2031, 144A(b)	215,706
20,977	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.746%, 7/25/2021(b)(c)	19,336
15,105	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	15,294

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.832%, 10/25/2027(b)	$511,211
201,727	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	200,392
10,323	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(c)	10,248
178,355	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	177,912
286,954	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	285,762
80,198	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.074%, 5/01/2035(b)	81,575

		2,317,909

	ABS Other — 2.0%
21,894	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	21,884
132,300	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	132,995
34,554	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	33,853
398,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	398,181
431,538	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	421,762
97,884	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	98,042
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	389,072
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	356,262
232,208	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	236,540
250,000	Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	251,530
190,208	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	186,522
81,804	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	80,106
191,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	185,601
795,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.060%, 9/20/2021, 144A	797,561

		3,589,911

	ABS Student Loan — 0.9%
373,596	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.838%, 7/25/2025(b)	374,515
128,267	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	128,179
446,581	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	445,687
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	295,761
330,490	South Carolina Student Loan Corp., Series 2010-1, Class A2, 2.038%, 7/25/2025(b)	332,830

		1,576,972

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Aerospace & Defense — 0.9%
$125,000	Arconic, Inc., 6.750%, 7/15/2018	$131,750
420,000	Northrop Grumman Corp., 3.200%, 2/01/2027	416,032
615,000	Rockwell Collins, Inc., 3.200%, 3/15/2024	614,298
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	447,601

		1,609,681

	Agency Commercial Mortgage-Backed Securities — 4.0%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)	688,859
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	533,159
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	699,524
368,033	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	371,148
913,556	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	920,218
321,775	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	323,669
1,304,975	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,307,357
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,012,767
625,673	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.682%, 11/25/2022(b)	628,906
603,327	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	599,470

		7,085,077

	Airlines — 0.3%
145,000	American Airlines Pass Through Certificates, Series 2016-3, Class A, 3.250%, 4/15/2030	140,106
235,000	American Airlines Pass Through Certificates, Series 2017-1, Class A, 4.000%, 8/15/2030	237,938
66,705	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	73,511

		451,555

	Automotive — 2.6%
500,000	American Honda Finance Corp., MTN, 1.200%, 7/12/2019	493,271
447,000	American Honda Finance Corp., MTN, 1.600%, 7/13/2018	447,789
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	426,044
585,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	566,431
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	220,277
45,000	Delphi Automotive PLC, 3.150%, 11/19/2020	45,908
360,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	359,026
460,000	Ford Motor Credit Co. LLC, 3.339%, 3/28/2022	461,611
331,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	341,563
325,000	General Motors Financial Co., Inc., 4.300%, 7/13/2025	330,058
585,000	Hyundai Capital America, 3.100%, 4/05/2022, 144A	583,713

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Automotive — continued
$103,000	Magna International, Inc., 3.625%, 6/15/2024	$105,088
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,864

		4,528,643

	Banking — 18.9%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	524,748
515,000	American Express Credit Corp., MTN, 2.200%, 3/03/2020	515,780
1,035,000	American Express Credit Corp., MTN, 2.700%, 3/03/2022	1,033,758
105,000	Bank of America Corp., 6.000%, 9/01/2017	106,886
116,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	122,059
49,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	48,993
365,000	Bank of Montreal, MTN, 1.500%, 7/18/2019	361,192
415,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	404,236
545,000	Bank of Montreal, MTN, 2.100%, 12/12/2019	546,971
505,000	Bank of New York Mellon Corp. (The), MTN, (fixed rate to 2/7/2027, variable rate thereafter), 3.442%, 2/07/2028	508,840
845,000	Bank of Nova Scotia (The), 1.650%, 6/14/2019	839,640
1,030,000	Bank of Nova Scotia (The), 2.700%, 3/07/2022	1,032,942
295,000	Bear Stearns Cos. LLC (The), 7.250%, 2/01/2018	308,311
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	491,827
750,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019	743,332
540,000	Capital One Financial Corp., 3.050%, 3/09/2022	539,675
555,000	Capital One NA, 2.189%, 1/30/2023(b)	557,596
870,000	Citibank NA, 2.000%, 3/20/2019	872,991
840,000	Citigroup, Inc., 2.900%, 12/08/2021	843,204
920,000	Citizens Bank NA, 2.250%, 3/02/2020	918,679
430,000	Citizens Bank NA, Series BKNT, 2.500%, 3/14/2019	433,122
250,000	Comerica Bank, 2.500%, 6/02/2020	250,114
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	960,813
700,000	Credit Agricole S.A., 3.375%, 1/10/2022, 144A	698,180
335,000	Credit Suisse Group AG, 4.282%, 1/09/2028, 144A	333,543
450,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 6/09/2023	451,842
735,000	Danske Bank AS, 2.200%, 3/02/2020, 144A	734,013
345,000	Deutsche Bank AG, 4.250%, 10/14/2021, 144A	353,584
780,000	Fifth Third Bank, Series BKNT, 1.625%, 9/27/2019	770,461
549,000	Goldman Sachs Group, Inc. (The), 2.142%, 4/26/2022(b)	553,540
215,000	Goldman Sachs Group, Inc. (The), 2.750%, 9/15/2020	216,781
259,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	267,462
665,000	HSBC Holdings PLC, (fixed rate to 3/13/2027, variable rate thereafter), 4.041%, 3/13/2028	672,197
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	185,868
1,035,000	JPMorgan Chase & Co., 1.656%, 3/09/2021(b)	1,032,930
246,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	254,304
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	581,963
555,000	Key Bank NA, Series BKNT, 1.600%, 8/22/2019	549,046
532,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	532,007
219,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	223,252
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	459,535

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$725,000	Mizuho Financial Group, Inc., 2.953%, 2/28/2022	$724,906
855,000	Morgan Stanley, Series 3NC2, 1.842%, 2/14/2020(b)	856,860
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	559,975
295,000	National Bank of Canada, 2.100%, 12/14/2018	296,083
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	533,228
835,000	PNC Bank NA, 1.700%, 12/07/2018	834,830
595,000	PNC Bank NA, 2.625%, 2/17/2022	595,495
317,000	Royal Bank of Canada, 1.400%, 10/13/2017	316,909
652,000	Royal Bank of Canada, GMTN, 1.625%, 4/15/2019	648,419
529,000	Santander Holdings USA, Inc., 2.700%, 5/24/2019	531,503
855,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022, 144A	857,951
380,000	Santander UK PLC, 2.500%, 3/14/2019	383,115
240,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	249,167
525,000	Svenska Handelsbanken AB, Series BKNT, 1.500%, 9/06/2019	518,272
740,000	Toronto-Dominion Bank (The), GMTN, 1.450%, 9/06/2018	738,348
925,000	Toronto-Dominion Bank (The), MTN, 1.950%, 1/22/2019	929,203
840,000	U.S. Bank NA, 2.000%, 1/24/2020	843,123
425,000	UBS Group Funding Switzerland AG, 4.253%, 3/23/2028, 144A	431,090
770,000	Wells Fargo Bank NA, 1.750%, 5/24/2019	767,569

		33,452,263

	Brokerage — 0.2%
430,000	BlackRock, Inc., 3.200%, 3/15/2027	430,188

	Building Materials — 0.1%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	108,299
40,000	Masco Corp., 3.500%, 4/01/2021	40,704
27,000	Masco Corp., 7.125%, 3/15/2020	30,417

		179,420

	Cable Satellite — 0.1%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	208,243

	Chemicals — 0.1%
107,000	Airgas, Inc., 3.050%, 8/01/2020	109,924
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,604
45,000	Methanex Corp., 3.250%, 12/15/2019	45,316

		164,844

	Collateralized Mortgage Obligations — 1.8%
219,945	Government National Mortgage Association, Series 2014-H14, Class FA, 1.280%, 7/20/2064(b)	218,920
153,130	Government National Mortgage Association, Series 2014-H15, Class FA, 1.280%, 7/20/2064(b)	152,342
419,231	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	417,243
602,821	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	589,860

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$609,183	Government National Mortgage Association, Series 2016-H06, Class FC, 1.700%, 2/20/2066(b)	$613,249
1,272,436	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.380%, 4/20/2066(b)	1,274,603

		3,266,217

	Construction Machinery — 1.4%
835,000	Caterpillar Financial Services Corp., 1.700%, 8/09/2021	805,361
870,000	Caterpillar Financial Services Corp., MTN, 1.900%, 3/22/2019	870,163
174,000	John Deere Capital Corp., 2.450%, 9/11/2020	175,444
220,000	John Deere Capital Corp., MTN, 1.250%, 10/09/2019	216,715
450,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	451,626

		2,519,309

	Consumer Cyclical Services — 0.8%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	226,065
67,000	Western Union Co. (The), 3.350%, 5/22/2019	68,444
1,030,000	Western Union Co. (The), 3.600%, 3/15/2022	1,037,345
116,000	Western Union Co. (The), 3.650%, 8/22/2018	118,725

		1,450,579

	Diversified Manufacturing — 0.1%
80,000	Snap-on, Inc., 4.250%, 1/15/2018	81,637

	Electric — 4.0%
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	116,797
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,033,817
385,000	DTE Energy Co., 2.850%, 10/01/2026	360,234
510,000	Duke Energy Corp., 2.650%, 9/01/2026	475,175
451,000	Exelon Corp., 2.450%, 4/15/2021	445,601
605,000	Exelon Corp., (Step to 3.497% on 4/04/2017), 2.500%, 6/01/2022(d)	610,585
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	181,460
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	121,415
395,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	382,731
825,000	National Rural Utilities Cooperative Finance Corp., 2.950%, 2/07/2024	826,709
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	192,230
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	683,925
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	279,169
456,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	457,470
273,000	Southern Co. (The), 2.750%, 6/15/2020	275,320
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	703,698

		7,146,336

	Finance Companies — 0.2%
427,000	Ares Capital Corp., 3.625%, 1/19/2022	423,352

	Food & Beverage — 0.7%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,539
185,000	Flowers Foods, Inc., 3.500%, 10/01/2026	180,335

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Food & Beverage — continued
$845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020, 144A	$845,444
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	139,802

		1,175,120

	Government Owned – No Guarantee — 1.9%
397,000	Ecopetrol S.A., 5.875%, 9/18/2023	430,249
625,000	Export-Import Bank of Korea, 2.750%, 1/25/2022	622,815
725,000	Korea Development Bank (The), 2.625%, 2/27/2022	720,898
420,000	Korea National Oil Corp., 2.875%, 3/27/2022, 144A	420,218
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021	482,705
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	768,292

		3,445,177

	Government Sponsored — 0.3%
500,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/2027, 144A	507,170

	Health Insurance — 1.0%
695,000	Aetna, Inc., 1.700%, 6/07/2018	695,012
1,055,000	UnitedHealth Group, Inc., 3.375%, 4/15/2027	1,061,919

		1,756,931

	Healthcare — 0.3%
41,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	42,058
245,000	Express Scripts Holding Co., 3.000%, 7/15/2023	236,818
183,000	Life Technologies Corp., 6.000%, 3/01/2020	200,487
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	100,529

		579,892

	Hybrid ARMs — 0.2%
62,617	FHLMC, 2.785%, 1/01/2035(b)	66,228
180,004	FHLMC, 3.057%, 5/01/2036(b)	191,361

		257,589

	Independent Energy — 0.2%
107,000	ConocoPhillips Co., 2.875%, 11/15/2021	107,910
179,000	Encana Corp., 6.500%, 5/15/2019	193,338

		301,248

	Industrial Other — 0.6%
600,000	CK Hutchison International 17 Ltd., 2.875%, 4/05/2022, 144A	600,322
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	439,594

		1,039,916

	Integrated Energy — 0.8%
205,000	BP Capital Markets PLC, 3.588%, 4/14/2027	206,381
1,030,000	Chevron Corp., 1.991%, 3/03/2020	1,031,306
94,000	Shell International Finance BV, 1.625%, 11/10/2018	93,896

		1,331,583

	Life Insurance — 1.0%
165,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	165,109
830,000	Jackson National Life Global Funding, 2.200%, 1/30/2020, 144A	828,889

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Life Insurance — continued
$371,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	$371,067
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	345,033
63,000	Unum Group, 5.625%, 9/15/2020	69,315

		1,779,413

	Lodging — 0.3%
600,000	Wyndham Worldwide Corp., 4.150%, 4/01/2024	605,113

	Media Entertainment — 0.8%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021, 144A	93,015
715,000	Moody’s Corp., 1.414%, 9/04/2018(b)	716,239
112,000	S&P Global, Inc, 3.300%, 8/14/2020	114,421
49,000	Scripps Networks Interactive, Inc., 3.950%, 6/15/2025	49,816
480,000	Walt Disney Co. (The), MTN, 1.950%, 3/04/2020	481,074

		1,454,565

	Metals & Mining — 0.1%
40,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	42,877
31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	32,351
22,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	22,910

		98,138

	Midstream — 0.9%
405,000	APT Pipelines Ltd., 4.250%, 7/15/2027, 144A	410,403
255,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	256,242
60,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	62,342
246,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	254,413
255,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	258,348
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	160,439
143,000	Williams Partners LP, 3.600%, 3/15/2022	145,056

		1,547,243

	Mortgage Related — 3.6%
4,991	FHLMC, 3.000%, 10/01/2026	5,123
527	FHLMC, 6.500%, 1/01/2024	586
94	FHLMC, 8.000%, 7/01/2025	105
194	FNMA, 6.000%, 9/01/2021	197
249,323	GNMA, 4.287%, 2/20/2063(b)	262,603
445,263	GNMA, 4.307%, 2/20/2063(b)	466,492
235,727	GNMA, 4.408%, 10/20/2066(b)	256,268
56,438	GNMA, 4.411%, 6/20/2066(b)	60,993
101,705	GNMA, 4.424%, 9/20/2066(b)	110,323
70,783	GNMA, 4.457%, 11/20/2066(b)	76,967
194,297	GNMA, 4.475%, 10/20/2062(b)	204,103
66,358	GNMA, 4.477%, 8/20/2066(b)	72,056
194,007	GNMA, 4.481%, 5/20/2062(b)	202,853
126,379	GNMA, 4.492%, 11/20/2066(b)	137,749
435,332	GNMA, 4.495%, 4/20/2063(b)	457,728
264,107	GNMA, 4.506%, 5/20/2062(b)	276,134
241,836	GNMA, 4.512%, 4/20/2063(b)	254,322

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$111,592	GNMA, 4.521%, 10/20/2066(b)	$121,695
183,383	GNMA, 4.538%, 9/20/2066(b)	200,613
220,805	GNMA, 4.554%, 3/20/2062(b)	230,293
235,611	GNMA, 4.565%, 3/20/2063(b)	247,767
101,467	GNMA, 4.566%, 10/20/2066(b)	111,381
265,170	GNMA, 4.582%, 2/20/2063(b)	278,102
185,409	GNMA, 4.589%, 6/20/2062(b)	193,798
823,139	GNMA, 4.594%, 1/20/2067(b)	906,443
153,039	GNMA, 4.595%, 7/20/2062(b)	159,603
393,002	GNMA, 4.613%, 11/20/2064(b)	410,345
676,603	GNMA, 4.685%, with various maturities from 2061 to 2064(b)(e)	723,785
1,718	GNMA, 6.500%, 12/15/2023	1,948
239	GNMA, 8.500%, 9/15/2022	242
670	GNMA, 9.500%, 1/15/2019	697

		6,431,314

	Natural Gas — 0.6%
107,000	NiSource Finance Corp., 6.125%, 3/01/2022	122,559
965,000	Sempra Energy, 1.625%, 10/07/2019	955,379

		1,077,938

	Non-Agency Commercial Mortgage-Backed Securities — 8.0%
28,700	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	28,865
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050	580,452
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	510,858
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	360,152
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	993,312
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	532,339
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	274,825
84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	85,995
232,393	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	236,446
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	215,672
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	491,901
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1.732%, 2/13/2032, 144A(b)	731,831
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	290,897

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	$537,157
39,889	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.715%, 6/15/2039(b)	39,869
107,531	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/2039(b)	108,048
265,763	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	266,924
380,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	389,299
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	89,055
200,434	GP Portfolio Trust, Series 2014-GPP, Class A, 1.862%, 2/15/2027, 144A(b)	200,686
189,103	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	190,091
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	343,015
332,944	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.949%, 8/10/2045(b)	332,599
225,963	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	231,937
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	361,544
173,417	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.841%, 6/15/2049(b)	173,473
120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	125,968
313,755	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.892%, 7/15/2031, 144A(b)	314,424
520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.612%, 7/15/2036, 144A(b)	522,606
280,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	280,053
213,426	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.841%, 6/12/2050(b)	213,849
13,136	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	13,120
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	274,432
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	130,547
185,000	SCG Trust, Series 2013-SRP1, Class B, 3.412%, 11/15/2026, 144A(b)	177,637
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	501,247
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	578,030
96,468	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.760%, 6/15/2049(b)	96,367
120,433	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	120,918

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	$203,519
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060	1,328,033
204,637	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 2.034%, 11/15/2029, 144A(b)	204,684
178,764	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	185,759
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047	364,723

		14,233,158

	Pharmaceuticals — 1.3%
22,000	Amgen, Inc., 2.200%, 5/22/2019	22,145
147,000	Eli Lilly & Co., 1.950%, 3/15/2019	148,026
425,000	Novartis Capital Corp. (The), 1.800%, 2/14/2020	425,416
975,000	Pfizer, Inc., 3.000%, 12/15/2026	965,389
775,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/2019	769,415

		2,330,391

	Property Trust — 0.5%
850,000	WEA Finance LLC, 3.150%, 4/05/2022, 144A	849,614

	Railroads — 0.8%
455,000	Burlington Northern Santa Fe LLC, 3.250%, 6/15/2027	458,393
206,000	CSX Corp., 3.700%, 10/30/2020	214,680
27,000	CSX Corp., 6.150%, 5/01/2037	33,179
430,000	Union Pacific Corp., 3.000%, 4/15/2027	425,191
215,000	Union Pacific Corp., 3.646%, 2/15/2024	225,267

		1,356,710

	REITs – Health Care — 1.1%
368,000	HCP, Inc., 4.000%, 12/01/2022	379,597
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	30,969
875,000	Omega Healthcare Investors, Inc., 4.750%, 1/15/2028	863,716
320,000	Physicians Realty LP, 4.300%, 3/15/2027	320,429
370,000	Ventas Realty LP, 3.850%, 4/01/2027	367,104

		1,961,815

	REITs – Hotels — 0.1%
155,000	Host Hotels & Resorts LP, 3.875%, 4/01/2024	156,177

	REITs – Shopping Centers — 0.3%
435,000	Kimco Realty Corp., 3.800%, 4/01/2027	433,118

	REITs – Single Tenant — 0.1%
179,000	Realty Income Corp., 5.875%, 3/15/2035	206,490

	Restaurants — 0.6%
1,030,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,029,091

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — 0.3%
$430,000	Dollar General Corp., 3.875%, 4/15/2027	$430,328

	Sovereigns — 0.3%
595,000	Mexico Government International Bond, 4.150%, 3/28/2027	605,115

	Technology — 3.0%
45,000	Apple, Inc., 2.250%, 2/23/2021	45,136
380,000	Apple, Inc., 3.000%, 2/09/2024	383,264
765,000	Applied Materials, Inc., 3.300%, 4/01/2027	768,039
285,000	CA, Inc., 3.600%, 8/15/2022	289,190
850,000	DXC Technology Co., 4.750%, 4/15/2027, 144A	866,903
855,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022, 144A	859,956
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	124,648
246,000	HP, Inc., 4.300%, 6/01/2021	258,969
72,000	Ingram Micro, Inc., 5.450%, 12/15/2024	70,846
89,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	95,230
22,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	23,251
36,000	KLA-Tencor Corp., 4.125%, 11/01/2021	37,691
405,000	Pitney Bowes, Inc., 3.375%, 10/01/2021	398,010
655,000	Seagate HDD Cayman, 4.875%, 3/01/2024, 144A	643,569
290,000	Tech Data Corp., 3.700%, 2/15/2022	291,005
77,000	Xerox Corp., 4.070%, 3/17/2022, 144A	77,995

		5,233,702

	Tobacco — 0.0%
31,000	Philip Morris International, Inc., 2.900%, 11/15/2021	31,374
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,228

		36,602

	Transportation Services — 0.6%
690,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.200%, 4/01/2027, 144A	702,538
430,000	TTX Co., 2.600%, 6/15/2020, 144A	430,820

		1,133,358

	Treasuries — 14.3%
7,065,000	U.S. Treasury Note, 1.875%, 2/28/2022	7,049,825
3,900,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,909,446
3,390,000	U.S. Treasury Note, 2.125%, 11/30/2023	3,378,345
11,195,000	U.S. Treasury Note, 2.250%, 2/15/2027	11,052,006

		25,389,622

	Wireless — 0.2%
185,000	Crown Castle International Corp., 4.875%, 4/15/2022	199,003
200,000	Crown Castle International Corp., 5.250%, 1/15/2023	218,248

		417,251

	Wirelines — 2.2%
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	393,540
415,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	412,611
790,000	Orange S.A., 1.625%, 11/03/2019	778,840
750,000	Telefonica Emisiones SAU, 4.103%, 3/08/2027	755,293

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$715,000	TELUS Corp., 3.700%, 9/15/2027	$715,330
870,000	Verizon Communications, Inc., 4.125%, 3/16/2027	884,739

		3,940,353

	Total Non-Convertible Bonds (Identified Cost $176,302,933)	176,225,614

Municipals — 0.1%
	New Jersey — 0.1%
45,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	45,051
230,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	230,187

	Total Municipals (Identified Cost $275,000)	275,238

	Total Bonds and Notes (Identified Cost $176,577,933)	176,500,852

Short-Term Investments — 1.9%
3,273,303	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $3,273,363 on 4/03/2017 collateralized by $3,350,000 U.S. Treasury Note, 1.750% due 11/30/2021 valued at $3,342,734 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,273,303)	3,273,303

	Total Investments — 101.4% (Identified Cost $179,851,236)(a)	179,774,155
	Other assets less liabilities — (1.4)%	(2,412,338)

	Net Assets — 100.0%	$177,361,817

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $180,157,428 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$885,455
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,268,728)

	Net unrealized depreciation	$(383,273)

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $29,584 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(d)	Coupon rate is a fixed rate for an initial period than resets at a specified date and rate.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

(e)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $42,410,068 or 23.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2017 (Unaudited)

Banking	18.9%
Treasuries	14.3
ABS Car Loan	9.5
Non-Agency Commercial Mortgage-Backed Securities	8.0
Electric	4.0
Agency Commercial Mortgage-Backed Securities	4.0
Mortgage Related	3.6
ABS Credit Card	3.2
Technology	3.0
Automotive	2.6
Wirelines	2.2
ABS Other	2.0
Other Investments, less than 2% each	24.2
Short-Term Investments	1.9

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 96.5% of Net Assets
	ABS Car Loan — 1.9%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,568,948
1,247,245	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	1,249,289
1,138,825	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	1,140,184
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,827,155
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,858,426
201,141	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	201,117
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	2,302,173
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,503,603
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	731,744

		15,382,639

	ABS Home Equity — 0.6%
2,339,206	Home Partners of America Trust, Series 2016-1, Class A, 2.563%, 3/17/2033, 144A(b)	2,356,833
1,028,072	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	1,031,663
1,630,163	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	1,626,120

		5,014,616

	ABS Student Loan — 0.0%
351,571	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1.932%, 1/25/2039, 144A(b)	354,289

	Agency Commercial Mortgage-Backed Securities — 18.7%
5,899,466	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.912%, 11/25/2022(b)	5,924,478
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	978,892
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,361,241
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,581,159
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,155,093
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,809,614
3,474,611	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,513,759
686,255	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	692,063

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,570,055	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	$2,594,275
7,811,281	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,868,235
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,311,832
4,100,025	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1.479%, 9/25/2022(b)	4,110,250
1,429,113	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1.109%, 11/25/2021(b)	1,429,113
9,951,730	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1.632%, 1/25/2023(b)	9,995,337
4,820,861	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	4,778,555
19,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.682%, 11/25/2022(b)	19,399,721
26,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	25,967,932
210,241	Government National Mortgage Association, Series 2003-72, Class Z, 5.250%, 11/16/2045(b)	223,359
189,324	Government National Mortgage Association, Series 2003-88, Class Z, 4.877%, 3/16/2046(b)	199,544
3,539,257	Government National Mortgage Association, Series 2013-52, Class KX, 3.537%, 8/16/2051(b)	3,662,855

		147,557,307

	Collateralized Mortgage Obligations — 17.1%
87,030	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 2.070%, 5/15/2023(b)(c)	84,054
57,845	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.810%, 8/15/2023(b)(c)	57,100
227,327	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	246,058
719,301	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	738,582
1,246,775	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	1,261,050
1,699,061	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,899,294
2,517,480	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,751,909
2,439,377	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	2,628,294
1,826,093	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.166%, 6/15/2048(b)	1,761,267
2,146,907	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.180%, 12/15/2036(b)	2,225,303

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$801,245	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 3.012%, 6/15/2043(b)	$766,018
1,693,387	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,898,192
57,868	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.310%, 9/25/2022(b)(c)	57,225
56,477	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.890%, 4/25/2024(b)(c)	55,891
11,899	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.232%, 8/25/2042(b)(c)	12,769
918,518	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	995,733
175,391	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	176,000
1,001,029	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1.042%, 7/25/2037(b)	980,472
2,012,888	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.486%, 8/25/2038(b)	2,088,267
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.982%, 7/25/2043(b)	5,284,574
40,873	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.900%, 4/25/2023(b)(c)	40,448
10,792	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.554%, 3/25/2044(b)(c)	11,314
808,840	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 1.814%, 10/25/2044(b)	816,867
1,307,389	Government National Mortgage Association, Series 2010-H20, Class AF, 1.110%, 10/20/2060(b)	1,294,991
1,181,024	Government National Mortgage Association, Series 2010-H24, Class FA, 1.130%, 10/20/2060(b)	1,170,009
1,043,380	Government National Mortgage Association, Series 2011-H06, Class FA, 1.230%, 2/20/2061(b)	1,037,805
1,787,905	Government National Mortgage Association, Series 2012-124, Class HT, 7.273%, 7/20/2032(b)	2,016,642
1,940,325	Government National Mortgage Association, Series 2012-H15, Class FA, 1.230%, 5/20/2062(b)	1,942,323
1,194,615	Government National Mortgage Association, Series 2012-H18, Class NA, 1.300%, 8/20/2062(b)	1,191,546
5,368,036	Government National Mortgage Association, Series 2012-H29, Class HF, 1.280%, 10/20/2062(b)	5,374,005
4,687,582	Government National Mortgage Association, Series 2013-H02, Class GF, 1.280%, 12/20/2062(b)	4,693,987
4,632,674	Government National Mortgage Association, Series 2013-H08, Class FA, 1.130%, 3/20/2063(b)	4,592,296
3,458,437	Government National Mortgage Association, Series 2013-H10, Class FA, 1.180%, 3/20/2063(b)	3,436,249

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$11,560,909	Government National Mortgage Association, Series 2013-H22, Class FT, 1.460%, 4/20/2063(b)	$11,645,609
6,621,258	Government National Mortgage Association, Series 2014-H14, Class FA, 1.280%, 7/20/2064(b)	6,590,412
4,550,719	Government National Mortgage Association, Series 2014-H15, Class FA, 1.280%, 7/20/2064(b)	4,527,303
4,381,476	Government National Mortgage Association, Series 2015-H05, Class FA, 1.080%, 4/20/2061(b)	4,379,016
11,199,910	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	11,146,823
10,188,431	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	9,969,389
2,395,254	Government National Mortgage Association, Series 2015-H11, Class FA, 1.030%, 4/20/2065(b)	2,392,689
5,944,025	Government National Mortgage Association, Series 2015-H19, Class FH, 1.080%, 7/20/2065(b)	5,939,358
1,866,626	Government National Mortgage Association, Series 2015-H29, Class FA, 1.480%, 10/20/2065(b)	1,873,142
1,183,049	Government National Mortgage Association, Series 2015-H30, Class FA, 1.460%, 8/20/2061(b)	1,186,832
6,674,138	Government National Mortgage Association, Series 2016-H06, Class FC, 1.700%, 2/20/2066(b)	6,718,686
4,744,355	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.380%, 4/20/2066(b)	4,752,433
8,475,644	Government National Mortgage Association, Series 2016-H19, Class FJ, 1.180%, 9/20/2063(b)	8,430,717
314,927	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1.208%, 12/07/2020(b)	314,927
746,388	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1.432%, 10/07/2020(b)	747,204
1,251,783	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1.337%, 12/08/2020(b)	1,256,849
83,341	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1.337%, 12/08/2020(b)	83,759

		135,541,682

	Hybrid ARMs — 13.7%
1,901,016	FHLMC, 2.720%, 7/01/2033(b)	2,007,352
886,094	FHLMC, 2.739%, 9/01/2038(b)	933,582
713,901	FHLMC, 2.740%, 4/01/2036(b)	739,298
306,017	FHLMC, 2.777%, 9/01/2038(b)	324,000
1,224,899	FHLMC, 2.807%, 9/01/2038(b)	1,294,128
5,127,207	FHLMC, 2.822%, 3/01/2037(b)	5,420,554
1,411,585	FHLMC, 2.873%, 2/01/2036(b)	1,485,178
3,123,976	FHLMC, 2.881%, 2/01/2036(b)	3,298,021
647,865	FHLMC, 2.920%, 11/01/2038(b)	688,209
799,888	FHLMC, 2.997%, 6/01/2037(b)	826,308
2,102,906	FHLMC, 3.013%, 9/01/2035(b)	2,232,199
4,276,679	FHLMC, 3.023%, 9/01/2041(b)	4,493,387
1,253,189	FHLMC, 3.024%, 3/01/2036(b)	1,323,971
134,204	FHLMC, 3.104%, 12/01/2037(b)	139,008
516,326	FHLMC, 3.105%, 2/01/2035(b)	541,399

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$807,640	FHLMC, 3.111%, 11/01/2038(b)	$858,434
1,324,767	FHLMC, 3.137%, 3/01/2038(b)	1,409,697
560,690	FHLMC, 3.219%, 12/01/2034(b)	593,993
656,903	FHLMC, 3.287%, 4/01/2037(b)	693,531
2,616,669	FHLMC, 3.532%, 4/01/2037(b)	2,780,594
628,423	FHLMC, 3.875%, 3/01/2037(b)	669,348
768,340	FNMA, 2.682%, 9/01/2036(b)	812,357
2,495,669	FNMA, 2.709%, 11/01/2033(b)	2,634,425
1,392,694	FNMA, 2.750%, 6/01/2036(b)	1,469,188
614,849	FNMA, 2.757%, 12/01/2034(b)	643,636
332,765	FNMA, 2.761%, 4/01/2033(b)	349,520
6,494,449	FNMA, 2.795%, with various maturities from 2033 to 2037(b)(d)	6,868,844
618,734	FNMA, 2.796%, 9/01/2034(b)	651,316
5,687,781	FNMA, 2.799%, 10/01/2034(b)	6,001,953
1,903,910	FNMA, 2.802%, with various maturities from 2035 to 2037(b)(d)	1,980,891
1,221,560	FNMA, 2.803%, 6/01/2033(b)	1,290,939
3,689,189	FNMA, 2.806%, 6/01/2037(b)	3,922,107
4,140,345	FNMA, 2.831%, 4/01/2034(b)	4,367,319
1,563,011	FNMA, 2.840%, 8/01/2035(b)	1,654,300
1,254,542	FNMA, 2.853%, 1/01/2036(b)	1,332,078
3,959,352	FNMA, 2.881%, 7/01/2038(b)	4,180,153
3,059,665	FNMA, 2.885%, 4/01/2037(b)	3,228,215
409,184	FNMA, 2.893%, 8/01/2035(b)	433,713
1,330,444	FNMA, 2.901%, 4/01/2034(b)	1,405,421
965,367	FNMA, 2.905%, 8/01/2034(b)	1,028,367
397,783	FNMA, 2.907%, 8/01/2038(b)	413,575
303,417	FNMA, 2.932%, 8/01/2033(b)	321,257
3,070,612	FNMA, 2.936%, 7/01/2035(b)	3,240,733
1,820,551	FNMA, 2.941%, 4/01/2037(b)	1,920,755
4,733,304	FNMA, 3.017%, 3/01/2037(b)	5,014,678
648,497	FNMA, 3.029%, 11/01/2036(b)	687,068
369,264	FNMA, 3.055%, 3/01/2034(b)	391,142
3,734,891	FNMA, 3.095%, with various maturities from 2035 to 2037(b)(d)	3,962,993
631,277	FNMA, 3.103%, 7/01/2041(b)	660,078
938,749	FNMA, 3.115%, 5/01/2035(b)	1,000,088
639,554	FNMA, 3.119%, 10/01/2033(b)	679,991
5,188,045	FNMA, 3.281%, 10/01/2041(b)	5,487,745
3,389,098	FNMA, 3.377%, 7/01/2037(b)	3,587,451
196,145	FNMA, 3.445%, 1/01/2037(b)	208,585
864,086	FNMA, 3.505%, 2/01/2037(b)	916,522
1,589,787	FNMA, 3.549%, 2/01/2047(b)	1,669,474
1,358,106	FNMA, 3.723%, 6/01/2035(b)	1,437,796

		108,606,864

	Mortgage Related — 17.5%
101,904	FHLMC, 3.000%, 10/01/2026	104,611
713,322	FHLMC, 4.000%, with various maturities from 2024 to 2042(d)	751,255
502,200	FHLMC, 4.500%, with various maturities from 2025 to 2034(d)	530,896

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$214,904	FHLMC, 5.500%, 10/01/2023	$228,759
263,872	FHLMC, 5.775%, 6/01/2020(b)	273,874
406,417	FHLMC, 5.904%, 8/01/2020(b)	424,960
219,691	FHLMC, 5.924%, 10/01/2020(b)	230,449
301,200	FHLMC, 5.952%, 11/01/2020(b)	316,512
15,308	FHLMC, 6.000%, 11/01/2019	15,783
349,517	FHLMC, 6.500%, with various maturities from 2017 to 2034(d)	397,904
412	FHLMC, 7.500%, 6/01/2026	463
707	FHLMC, 10.000%, 7/01/2019	717
12,995	FHLMC, 11.500%, 4/01/2020	13,180
180,975	FNMA, 3.000%, 3/01/2042	180,415
2,016,223	FNMA, 5.000%, with various maturities from 2037 to 2038(d)	2,208,749
1,089,704	FNMA, 5.500%, with various maturities from 2018 to 2033(d)	1,192,345
1,445,294	FNMA, 6.000%, with various maturities from 2017 to 2022(d)	1,553,138
219,886	FNMA, 6.500%, with various maturities from 2032 to 2037(d)	245,646
10,239	FNMA, 7.000%, 12/01/2022	10,258
85,011	FNMA, 7.500%, with various maturities from 2030 to 2032(d)	93,695
4,182,318	GNMA, 2.472%, 2/20/2061(b)	4,348,016
3,111,880	GNMA, 2.651%, 2/20/2063(b)	3,249,069
4,186,729	GNMA, 2.926%, 3/20/2063(b)	4,398,988
2,365,881	GNMA, 3.039%, with various maturities in 2065(b)(d)	2,527,929
2,359,781	GNMA, 3.132%, 2/20/2063(b)	2,487,250
3,358,153	GNMA, 4.422%, 6/20/2063(b)	3,549,315
1,916,670	GNMA, 4.438%, 3/20/2063(b)	2,013,922
1,829,092	GNMA, 4.457%, 2/20/2063(b)	1,917,410
3,892,947	GNMA, 4.482%, 2/20/2062(b)	4,056,796
4,826,111	GNMA, 4.490%, 10/20/2065(b)	5,231,272
3,985,465	GNMA, 4.525%, 12/20/2061(b)	4,136,860
15,498,758	GNMA, 4.539%, 12/20/2061(b)	15,998,272
6,674,258	GNMA, 4.542%, 12/20/2062(b)	6,992,334
1,851,085	GNMA, 4.554%, 3/20/2062(b)	1,930,624
1,338,524	GNMA, 4.587%, 4/20/2063(b)	1,410,581
16,569,627	GNMA, 4.589%, with various maturities from 2061 to 2063(b)(d)	17,328,124
2,169,623	GNMA, 4.604%, 2/20/2066(b)	2,345,044
1,572,633	GNMA, 4.629%, 3/20/2062(b)	1,634,473
1,888,788	GNMA, 4.634%, 3/20/2064(b)	2,031,042
460,447	GNMA, 4.659%, 1/20/2064(b)	494,712
6,209,709	GNMA, 4.673%, 2/20/2062(b)	6,462,858
2,025,258	GNMA, 4.682%, 11/20/2063(b)	2,189,392
8,220,095	GNMA, 4.685%, with various maturities from 2061 to 2064(b)(d)	8,536,329
2,934,216	GNMA, 4.687%, 2/20/2062(b)	3,045,280
1,202,376	GNMA, 4.699%, 6/20/2061(b)	1,228,272
6,358,749	GNMA, 4.700%, with various maturities in 2061(b)(d)	6,542,157
1,163,581	GNMA, 4.716%, 3/20/2061(b)	1,194,471
1,163,088	GNMA, 4.747%, 8/20/2062(b)	1,209,061
479,686	GNMA, 5.053%, 4/20/2061(b)	500,078
17,750	GNMA, 6.000%, 12/15/2031	20,589

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$72,424	GNMA, 6.500%, 5/15/2031	$83,190
72,957	GNMA, 7.000%, 10/15/2028	81,231
4,097,216	Government National Mortgage Association, Series 2015-H04, Class FL, 1.250%, 2/20/2065(b)	4,073,256
6,215,869	Government National Mortgage Association, Series 2015-H12, Class FL, 1.010%, 5/20/2065(b)	6,142,759

		138,164,565

	Non-Agency Commercial Mortgage-Backed Securities — 5.2%
269,066	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	270,610
3,445,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-ASHF, Class A, 2.812%, 12/15/2033, 144A(b)	3,460,051
478,172	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 2.062%, 5/15/2032, 144A(b)	478,767
2,414,059	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 2.312%, 12/15/2027, 144A(b)	2,418,601
2,421,529	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.862%, 6/15/2031, 144A(b)	2,421,037
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,303,485
3,425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 2.282%, 10/15/2031, 144A(b)	3,430,375
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,433,483
1,399,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,497,200
2,201,488	GP Portfolio Trust, Series 2014-GPP, Class A, 1.862%, 2/15/2027, 144A(b)	2,204,251
2,710,023	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	2,724,177
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.812%, 10/15/2029, 144A(b)	5,534,997
1,478,689	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.892%, 7/15/2031, 144A(b)	1,481,841
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.612%, 7/15/2036, 144A(b)	4,135,619
110,886	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	110,749
766,259	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.993%, 4/15/2032, 144A(b)	766,003
3,700,000	Starwood Retail Property Trust, Inc., 2.132%, 11/15/2027, 144A(b)	3,679,020
436,012	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	437,769

		40,788,035

	Sovereigns — 0.3%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	1,969,624

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 21.5%
$23,145,000	U.S. Treasury Note, 1.125%, 6/30/2021	$22,475,068
28,700,000	U.S. Treasury Note, 1.125%, 8/31/2021	27,804,244
37,270,000	U.S. Treasury Note, 1.375%, 1/31/2021	36,747,363
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	17,080,133
5,670,000	U.S. Treasury Note, 2.000%, 11/15/2026	5,477,311
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,088,801
19,850,000	U.S. Treasury Note, 2.125%, 3/31/2024	19,732,925
26,120,000	U.S. Treasury Note, 2.250%, 1/31/2024	26,201,625

		169,607,470

	Total Bonds and Notes (Identified Cost $773,553,513)	762,987,091

Short-Term Investments — 4.8%
15,050,000	Federal Home Loan Bank Discount Notes, 0.700%, 4/26/2017(e)	15,043,363
10,620,000	Federal National Mortgage Association Discount Notes, 0.700%, 4/04/2017(e)	10,619,798
12,162,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $12,163,142 on 4/03/2017 collateralized by $12,510,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $12,410,783 including accrued interest (Note 2 of Notes to Financial Statements)	12,162,919

	Total Short-Term Investments (Identified Cost $37,825,982)	37,826,080

	Total Investments — 101.3% (Identified Cost $811,379,495)(a)	800,813,171
	Other assets less liabilities — (1.3)%	(10,319,529)

	Net Assets — 100.0%	$790,493,642

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $811,489,803 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,913,427
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,590,059)

	Net unrealized depreciation	$(10,676,632)

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $318,801 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $53,562,791 or 6.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	21.5%
Agency Commercial Mortgage-Backed Securities	18.7
Mortgage Related	17.5
Collateralized Mortgage Obligations	17.1
Hybrid ARMs	13.7
Non-Agency Commercial Mortgage-Backed Securities	5.2
Other Investments, less than 2% each	2.8
Short-Term Investments	4.8

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities

March 31, 2017 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$169,362,931	$179,851,236	$811,379,495
Net unrealized appreciation (depreciation)	77,904	(77,081)	(10,566,324)

Investments at value	169,440,835	179,774,155	800,813,171
Cash	55,063	18	723
Receivable for Fund shares sold	5,618,669	199,246	1,129,715
Receivable for securities sold	495,862	4,358,718	25,876,541
Dividends and interest receivable	2,365,752	598,378	2,458,459
Tax reclaims receivable	113	409	—
Prepaid expenses (Note 8)	70	66	404

TOTAL ASSETS	177,976,364	184,930,990	830,279,013

LIABILITIES
Payable for securities purchased	788,043	7,219,443	32,309,895
Payable for Fund shares redeemed	465,695	156,873	6,565,569
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,223	—	—
Distributions payable	—	—	262,087
Management fees payable (Note 6)	91,835	53,381	239,637
Deferred Trustees’ fees (Note 6)	137,845	93,940	274,605
Administrative fees payable (Note 6)	6,535	6,711	30,538
Payable to distributor (Note 6d)	2,007	926	5,554
Other accounts payable and accrued expenses	46,424	37,899	97,486

TOTAL LIABILITIES	1,539,607	7,569,173	39,785,371

NET ASSETS	$176,436,757	$177,361,817	$790,493,642

NET ASSETS CONSIST OF:
Paid-in capital	$180,057,301	$179,899,817	$819,162,810
Distributions in excess of net investment income	(434,069)	(312,685)	(3,575,716)
Accumulated net realized loss on investments and foreign currency transactions	(3,272,339)	(2,148,234)	(14,527,128)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	85,864	(77,081)	(10,566,324)

NET ASSETS	$176,436,757	$177,361,817	$790,493,642

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities (continued)

March 31, 2017 (Unaudited)

	High Income Fund		Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$36,400,548		$20,326,453	$365,895,019

Shares of beneficial interest	8,470,493		1,987,281	32,250,007

Net asset value and redemption price per share	$4.30		$10.23	$11.35

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$4.49		$10.68	$11.61

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$12,259,556		$3,185,556	$55,207,530

Shares of beneficial interest	2,845,149		311,319	4,861,723

Net asset value and offering price per share	$4.31		$10.23	$11.36

Class N shares:
Net assets	$1,049		$—	$1,587,761

Shares of beneficial interest	245		—	139,545

Net asset value, offering and redemption price per share	$4.29	(a)	$—	$11.38

Class Y shares:
Net assets	$127,775,604		$153,849,808	$367,803,332

Shares of beneficial interest	29,809,281		15,046,429	32,314,181

Net asset value, offering and redemption price per share	$4.29		$10.23	$11.38

(a)	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  52

Statements of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$5,003,358	$1,866,039	$6,537,734
Dividends	317,736	—	—
Less net foreign taxes withheld	(5,505)	—	—

	5,315,589	1,866,039	6,537,734

Expenses
Management fees (Note 6)	508,152	210,492	1,564,397
Service and distribution fees (Note 6)	102,809	39,682	838,712
Administrative fees (Note 6)	37,866	37,647	191,868
Trustees’ fees and expenses (Note 6)	17,354	15,240	32,415
Transfer agent fees and expenses (Notes 6 and 7)	105,276	36,296	392,338
Audit and tax services fees	27,127	35,128	27,157
Custodian fees and expenses	11,838	10,504	23,264
Legal fees	1,758	1,764	9,317
Registration fees	42,488	38,162	76,939
Shareholder reporting expenses	21,197	10,952	38,134
Miscellaneous expenses (Note 8)	11,689	9,576	23,370

Total expenses	887,554	445,443	3,217,911
Less waiver and/or expense reimbursement (Note 6)	(64,578)	(68,944)	(18,085)

Net expenses	822,976	376,499	3,199,826

Net investment income	4,492,613	1,489,540	3,337,908

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(634,188)	(1,810,472)	(1,547,489)
Foreign currency transactions	6,489	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,135,271	(1,402,656)	(7,583,017)
Foreign currency translations	9,405	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	2,516,977	(3,213,128)	(9,130,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,009,590	$(1,723,588)	$(5,792,598)

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets

	High Income Fund		Intermediate Duration Bond Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$4,492,613	$8,583,675	$1,489,540	$2,750,862
Net realized gain (loss) on investments and foreign currency transactions	(627,699)	(5,345,683)	(1,810,472)	1,570,969
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,144,676	13,406,022	(1,402,656)	1,160,767

Net increase (decrease) in net assets resulting from operations	7,009,590	16,644,014	(1,723,588)	5,482,598

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(875,545)	(1,391,187)	(184,108)	(390,657)
Class B(a)	—	(14)	—	—
Class C	(260,793)	(384,341)	(17,708)	(1)
Class N	(18)	—	—	—
Class Y	(3,328,207)	(4,855,484)	(1,553,436)	(2,556,145)
Net realized capital gains
Class A	—	(81,866)	(146,821)	(64,649)
Class B(a)	—	(3)	—	—
Class C	—	(29,530)	(22,477)	—
Class Y	—	(273,287)	(1,093,586)	(284,383)

Total distributions	(4,464,563)	(7,015,712)	(3,018,136)	(3,295,835)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(2,384,731)	(670,213)	20,290,017	52,609,062

Net increase in net assets	160,296	8,958,089	15,548,293	54,795,825
NET ASSETS
Beginning of the period	176,276,461	167,318,372	161,813,524	107,017,699

End of the period	$176,436,757	$176,276,461	$177,361,817	$161,813,524

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(434,069)	$(462,119)	$(312,685)	$(46,973)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$3,337,908	$9,196,702
Net realized gain (loss) on investments	(1,547,489)	2,246,153
Net change in unrealized appreciation (depreciation) on investments	(7,583,017)	(2,140,764)

Net increase (decrease) in net assets resulting from operations	(5,792,598)	9,302,091

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(3,304,890)	(5,792,542)
Class B(a)	—	(5,359)
Class C	(277,619)	(543,862)
Class N	(2,547)	—
Class Y	(3,535,539)	(7,311,896)

Total distributions	(7,120,595)	(13,653,659)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(124,189,401)	88,093,679

Net increase (decrease) in net assets	(137,102,594)	83,742,111
NET ASSETS
Beginning of the period	927,596,236	843,854,125

End of the period	$790,493,642	$927,596,236

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(3,575,716)	$206,971

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

55  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$4.23		$3.99		$4.49		$4.59	$4.60		$4.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.20		0.19		0.21	0.24		0.24
Net realized and unrealized gain (loss)	0.07		0.21		(0.39)		0.17	0.03		0.59

Total from Investment Operations	0.18		0.41		(0.20)		0.38	0.27		0.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.16)		(0.19)		(0.22)	(0.27)		(0.30)
Net realized capital gains	—		(0.01)		(0.11)		(0.26)	(0.01)		(0.39)

Total Distributions	(0.11)		(0.17)		(0.30)		(0.48)	(0.28)		(0.69)

Net asset value, end of the period	$4.30		$4.23		$3.99		$4.49	$4.59		$4.60

Total return(b)	4.29	%(c)(d)	10.66	%(d)	(4.78	)%(d)	8.42%	6.27%		20.90	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$36,401		$34,820		$37,870		$42,630	$45,791		$95,876
Net expenses	1.10	%(e)(f)	1.10	%(f)	1.11	%(f)(g)	1.14%	1.15	%(h)	1.15	%(f)
Gross expenses	1.18	%(e)	1.14%		1.13%		1.14%	1.15	%(h)	1.19%
Net investment income	5.18	%(e)	5.16%		4.41%		4.57%	5.11%		5.50%
Portfolio turnover rate	15%		38%		69%		59%	47%		34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.10%.
(h)	Includes fee/expense recovery of 0.02%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$4.24		$4.00		$4.50		$4.61	$4.61		$4.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.18		0.16		0.18	0.21		0.21
Net realized and unrealized gain (loss)	0.07		0.20		(0.39)		0.16	0.04		0.59

Total from Investment Operations	0.16		0.38		(0.23)		0.34	0.25		0.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.13)		(0.16)		(0.19)	(0.24)		(0.27)
Net realized capital gains	—		(0.01)		(0.11)		(0.26)	(0.01)		(0.39)

Total Distributions	(0.09)		(0.14)		(0.27)		(0.45)	(0.25)		(0.66)

Net asset value, end of the period	$4.31		$4.24		$4.00		$4.50	$4.61		$4.61

Total return(b)	3.88	%(c)(d)	9.81	%(d)	(5.48	)%(d)	7.60%	5.46%		19.96	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,260		$12,288		$12,609		$14,555	$15,233		$16,863
Net expenses	1.85	%(e)(f)	1.85	%(f)	1.86	%(f)(g)	1.89%	1.90	%(h)	1.90	%(f)
Gross expenses	1.93	%(e)	1.89%		1.88%		1.89%	1.90	%(h)	1.94%
Net investment income	4.43	%(e)	4.43%		3.68%		3.84%	4.36%		4.78%
Portfolio turnover rate	15%		38%		69%		59%	47%		34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2015, the expense limit decreased to 1.85%.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

High Income Fund—Class N
Period Ended March 31, 2017 (Unaudited)*
Net asset value, beginning of the period	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08
Net realized and unrealized gain (loss)	0.12

Total from Investment Operations	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Net realized capital gains	—

Total Distributions	(0.07)

Net asset value, end of the period	$4.29

Total return(b)(c)	4.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.74%
Gross expenses(e)	14.48%
Net investment income(e)	5.51%
Portfolio turnover rate	15%

*	From commencement of Class operations on November 30, 2016 through March 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$4.22		$3.98		$4.48		$4.59	$4.59		$4.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.21		0.20		0.22	0.25		0.26
Net realized and unrealized gain (loss)	0.07		0.21		(0.39)		0.16	0.04		0.57

Total from Investment Operations	0.18		0.42		(0.19)		0.38	0.29		0.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.17)		(0.20)		(0.23)	(0.28)		(0.31)
Net realized capital gains	—		(0.01)		(0.11)		(0.26)	(0.01)		(0.39)

Total Distributions	(0.11)		(0.18)		(0.31)		(0.49)	(0.29)		(0.70)

Net asset value, end of the period	$4.29		$4.22		$3.98		$4.48	$4.59		$4.59

Total return	4.44	%(b)(c)	10.98	%(c)	(4.54	)%(c)	8.72%	6.56%		20.93	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$127,776		$129,169		$116,837		$125,185	$108,170		$110,917
Net expenses	0.85	%(d)(e)	0.85	%(e)	0.86	%(e)(f)	0.89%	0.90	%(g)	0.90	%(e)
Gross expenses	0.93	%(d)	0.89%		0.88%		0.89%	0.90	%(g)	0.95%
Net investment income	5.43	%(d)	5.43%		4.67%		4.83%	5.37%		5.78%
Portfolio turnover rate	15%		38%		69%		59%	47%		34%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2015, the expense limit decreased to 0.85%.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.52		$10.39	$10.39	$10.34	$10.80	$10.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.20	0.20	0.22	0.18	0.20
Net realized and unrealized gain (loss)	(0.19)		0.17	0.03	0.11	(0.23)	0.39

Total from Investment Operations	(0.11)		0.37	0.23	0.33	(0.05)	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.21)	(0.22)	(0.25)	(0.24)	(0.26)
Net realized capital gains	(0.08)		(0.03)	(0.01)	(0.03)	(0.17)	(0.08)

Total Distributions	(0.18)		(0.24)	(0.23)	(0.28)	(0.41)	(0.34)

Net asset value, end of the period	$10.23		$10.52	$10.39	$10.39	$10.34	$10.80

Total return(b)(c)	(1.11	)%(d)	3.64%	2.17%	3.24%	(0.46)%	5.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,326		$19,327	$18,425	$5,931	$5,601	$3,084
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.73	%(f)	0.72%	0.71%	0.85%	0.79%	0.84%
Net investment income	1.56	%(f)	1.89%	1.93%	2.07%	1.71%	1.91%
Portfolio turnover rate	104%		151%	151%	134%	124%	82%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.01
Net realized and unrealized gain (loss)	(0.20)	0.00 (b)

Total from Investment Operations	(0.16)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.01)
Net realized capital gains	(0.08)	—

Total Distributions	(0.14)	(0.01)

Net asset value, end of the period	$10.23	$10.53

Total return(c)(d)(e)	(1.55)%	0.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,186	$3,088
Net expenses(f)(g)	1.40%	1.40%
Gross expenses(g)	1.49%	1.56%
Net investment income(g)	0.86%	0.86%
Portfolio turnover rate	104%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$10.52		$10.39	$10.39	$10.33	$10.80	$10.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.22	0.22	0.24	0.21	0.22
Net realized and unrealized gain (loss)	(0.19)		0.18	0.04	0.12	(0.24)	0.40

Total from Investment Operations	(0.10)		0.40	0.26	0.36	(0.03)	0.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.24)	(0.25)	(0.27)	(0.27)	(0.28)
Net realized capital gains	(0.08)		(0.03)	(0.01)	(0.03)	(0.17)	(0.08)

Total Distributions	(0.19)		(0.27)	(0.26)	(0.30)	(0.44)	(0.36)

Net asset value, end of the period	$10.23		$10.52	$10.39	$10.39	$10.33	$10.80

Total return(b)	(1.08	)%(c)	3.90%	2.42%	3.60%	(0.30)%	6.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$153,850		$139,398	$88,592	$66,759	$66,424	$75,588
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.48	%(e)	0.47%	0.47%	0.57%	0.48%	0.51%
Net investment income	1.82	%(e)	2.11%	2.15%	2.31%	1.97%	2.12%
Portfolio turnover rate	104%		151%	151%	134%	124%	82%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$11.51		$11.57		$11.61	$11.68		$12.04		$11.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.11		0.14	0.16		0.13		0.18
Net realized and unrealized gain (loss)	(0.11)		0.00	(b)	0.01 (c)	0.01		(0.23)		0.28

Total from Investment Operations	(0.07)		0.11		0.15	0.17		(0.10)		0.46

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.17)		(0.19)	(0.24)		(0.26)		(0.29)
Net realized capital gains	—		—		—	—		(0.00	)(b)	(0.00	)(b)
Paid-in capital	—		—		—	—		(0.00	)(b)	—

Total Distributions	(0.09)		(0.17)		(0.19)	(0.24)		(0.26)		(0.29)

Net asset value, end of the period	$11.35		$11.51		$11.57	$11.61		$11.68		$12.04

Total return(d)	(0.60	)%(e)	0.93%		1.26%	1.44%		(0.81)%		3.94	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$365,895		$442,671		$346,317	$314,360		$355,212		$357,870
Net expenses	0.80	%(g)	0.77%		0.77%	0.80	%(h)	0.87	%(i)	0.85	%(j)
Gross expenses	0.80	%(g)	0.77%		0.77%	0.80	%(h)	0.87	%(i)	0.90%
Net investment income	0.72	%(g)	0.96%		1.21%	1.35%		1.11%		1.54%
Portfolio turnover rate	62%		109	%(k)	48%	24%		39%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.84%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$11.52		$11.58		$11.62	$11.69		$12.05		$11.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.02		0.05	0.07		0.04		0.10
Net realized and unrealized gain (loss)	(0.11)		0.00	(b)	0.01 (c)	0.01		(0.23)		0.27

Total from Investment Operations	(0.11)		0.02		0.06	0.08		(0.19)		0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.08)		(0.10)	(0.15)		(0.17)		(0.20)
Net realized capital gains	—		—		—	—		(0.00	)(b)	(0.00	)(b)
Paid-in capital	—		—		—	—		(0.00	)(b)	—

Total Distributions	(0.05)		(0.08)		(0.10)	(0.15)		(0.17)		(0.20)

Net asset value, end of the period	$11.36		$11.52		$11.58	$11.62		$11.69		$12.05

Total return(d)	(0.97	)%(e)	0.18%		0.51%	0.69%		(1.55)%		3.17	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,208		$73,027		$63,167	$56,936		$71,963		$75,522
Net expenses	1.55	%(g)	1.52%		1.53%	1.55	%(h)	1.62	%(i)	1.60	%(j)
Gross expenses	1.55	%(g)	1.52%		1.53%	1.55	%(h)	1.62	%(i)	1.65%
Net investment income (loss)	(0.03	)%(g)	0.21%		0.47%	0.61%		0.36%		0.80%
Portfolio turnover rate	62%		109	%(k)	48%	24%		39%		56%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 1.59%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

Limited Term Government and Agency Fund—Class N
Period Ended March 31, 2017 (Unaudited)*
Net asset value, beginning of the period	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)
Net realized and unrealized gain (loss)	0.04

Total from Investment Operations	0.03

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Net realized capital gains	—

Total Distributions	(0.04)

Net asset value, end of the period	$11.38

Total return(b)(c)	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,588
Net expenses(d)(e)	0.49%
Gross expenses(e)	0.50%
Net investment loss(e)	(0.41)%
Portfolio turnover rate	62%

*	From commencement of Class operations on February 1, 2017 through March 31, 2017.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013		Year Ended September 30, 2012
Net asset value, beginning of the period	$11.55		$11.61		$11.65	$11.72		$12.08		$11.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.14		0.17	0.18		0.16		0.21
Net realized and unrealized gain (loss)	(0.12)		0.00	(b)	0.01 (c)	0.02		(0.23)		0.28

Total from Investment Operations	(0.06)		0.14		0.18	0.20		(0.07)		0.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.20)		(0.22)	(0.27)		(0.29)		(0.32)
Net realized capital gains	—		—		—	—		(0.00	)(b)	(0.00	)(b)
Paid-in capital	—		—		—	—		(0.00	)(b)	—

Total Distributions	(0.11)		(0.20)		(0.22)	(0.27)		(0.29)		(0.32)

Net asset value, end of the period	$11.38		$11.55		$11.61	$11.65		$11.72		$12.08

Total return	(0.55	)%(d)	1.19%		1.51%	1.70%		(0.56)%		4.19	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$367,803		$411,898		$431,727	$330,224		$252,127		$220,444
Net expenses	0.55	%(f)	0.52%		0.52%	0.55	%(g)	0.62	%(h)	0.60	%(i)
Gross expenses	0.55	%(f)	0.52%		0.52%	0.55	%(g)	0.62	%(h)	0.65%
Net investment income	0.97	%(f)	1.20%		1.45%	1.58%		1.35%		1.77%
Portfolio turnover rate	62%		109	%(j)	48%	24%		39%		56%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	Includes corporate tax expenses of 0.03%. Without this expense the ratio of net expenses would have been 0.59%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  66

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. In addition, High Income Fund and Limited Term Government and Agency Fund began offering Class N shares effective November 30, 2016 and February 1, 2017, respectively. As of the close of business on January 11, 2016, Class B shares of High Income Fund and Limited Term Government and Agency Fund were converted into Class A shares and are no longer offered.

Class A shares of Intermediate Duration Bond Fund and High Income Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are

67  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for High Income Fund and Limited Term Government and Agency Fund are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or

|  68

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

69  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

As of March 31, 2017, securities held by the funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$3,461,170	2.0%	$1,873,999	1.1%
Intermediate Duration Bond Fund	—	—	29,584	Less than 0.1%
Limited Term Government and Agency Fund	—	—	318,801	Less than 0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal

|  70

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended March 31, 2017, the amount of income available to be distributed by High Income Fund has been reduced by $81,795, as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.   The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract

71  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

No futures contracts were held by the Funds during the six months ended March 31, 2017.

f.  Swap Agreements.   The Funds may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

|  72

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statement of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statement of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2017.

g.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2017.

h.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses,

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Notes to Financial Statements (continued)

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taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, contingent payment debt instruments, basis tracking from corporate actions, premium amortization, defaulted and/or non-income producing securities, paydown gains and losses, return of capital distributions received, convertible bonds and distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contracts mark-to-market, basis tracking from corporate actions, contingent payment debt instruments, convertible bonds, defaulted and/or non-income producing securities and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$6,619,464	$396,248	$7,015,712
Intermediate Duration Bond Fund	3,295,835	—	3,295,835
Limited Term Government and Agency Fund	13,653,659	—	13,653,659

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

As of September 30, 2016, the capital loss carryforwards were as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(251,066)	$—	$(848,283)
Long-term:
No expiration date	(2,330,822)	—	(11,847,451)

Total capital loss carryforward	$(2,581,888)	$—	$(12,695,734)

As of March 31, 2017, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	High Income Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Unrealized appreciation (depreciation)
Investments	$1,455,614	$(383,273)	$(10,676,632)
Foreign currency translations	(1,611,009)	—	—

Total unrealized depreciation	$(155,395)	$(383,273)	$(10,676,632)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

j.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

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k.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2017, none of the Funds had loaned securities under this agreement.

l.  Indemnifications.   Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

m.   New Accounting Pronouncement.   In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$3,000,407		$26,982	(c)	$3,027,389
ABS Other	—	—		258,592	(b)	258,592
Home Construction	—	2,343,212		12	(c)	2,343,224
Non-Agency Commercial Mortgage-Backed Securities	—	2,221,415		910,014	(b)	3,131,429
All Other Non-Convertible Bonds(a)	—	135,433,117		—		135,433,117

Total Non-Convertible Bonds	—	142,998,151		1,195,600		144,193,751

Convertible Bonds(a)	—	8,675,459		—		8,675,459

Total Bonds and Notes	—	151,673,610		1,195,600		152,869,210

Senior Loans(a)	—	3,024,745		—		3,024,745

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	518,447		—		518,447
Midstream	—	741,387		—		741,387
Pharmaceuticals	827,686	370,493		—		1,198,179

Total Convertible Preferred Stocks	827,686	1,630,327		—		2,458,013

Non-Convertible Preferred Stocks	511,547	—		—		511,547

Total Preferred Stocks	1,339,233	1,630,327		—		2,969,560

Other Investments(a)	—	—		1,835,900	(d)	1,835,900
Common Stocks
Internet Software & Services	—	—		11,105	(c)	11,105
All Other Common Stocks(a)	2,531,886	—		—		2,531,886

Total Common Stocks	2,531,886	—		11,105		2,542,991

Warrants	6,263	—	(e)	—		6,263
Short-Term Investments	—	6,192,166		—		6,192,166

Total	$3,877,382	$162,520,848		$3,042,605		$169,440,835

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

High Income Fund (continued)

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,223)	$—	$(1,223)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Includes a security fair valued at zero using Level 2 inputs.

A preferred stock valued at $324,791 was transferred from Level 1 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$16,631,229	$274,964	(b)	$16,906,193
ABS Home Equity	—	2,288,325	29,584	(c)	2,317,909
All Other Non-Convertible Bonds(a)	—	157,001,512	—		157,001,512

Total Non-Convertible Bonds	—	175,921,066	304,548		176,225,614

Municipals(a)	—	275,238	—		275,238

Total Bonds and Notes	—	176,196,304	304,548		176,500,852

Short-Term Investments	—	3,273,303	—		3,273,303

Total	$—	$179,469,607	$304,548		$179,774,155

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$143,894,452	$3,662,855	(b)	$147,557,307
Collateralized Mortgage Obligations	—	135,222,881	318,801	(c)	135,541,682
All Other Bonds and Notes(a)	—	479,888,102	—		479,888,102

Total Bonds and Notes	—	759,005,435	3,981,656		762,987,091

Short-Term Investments	—	37,826,080	—		37,826,080

Total	$—	$796,831,515	$3,981,656		$800,813,171

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$98,704	$—	$5,869	$3,786	$—
ABS Other	—	—	—	5,011	—
Government Owned - No Guarantee	594,150	—	—	—	—
Home Construction	23	13,314	(1,039,997)	1,026,694	—
Non-Agency Commercial Mortgage-Backed Securities	908,874	—	—	1,140	—
Senior Loans
Wirelines	150,561	57	550	8,156	—
Other Investments
Aircraft ABS	985,586	—	—	8,814	1,841,500
Common Stocks
Internet Software & Services	8,177	—	—	2,928	—
Warrants	5,383	—	—	—	—

Total	$2,751,458	$13,371	$(1,033,578)	$1,056,529	$1,841,500

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

High Income Fund (continued)

Asset Valuation Inputs (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$(81,377)	$—	$—	$26,982	$316
ABS Other	(11,071)	264,652	—	258,592	5,011
Government Owned - No Guarantee	—	—	(594,150)	—	—
Home Construction	(22)	—	—	12	(10,144)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	910,014	1,140
Senior Loans
Wirelines	(159,324)	—	—	—	—
Other Investments
Aircraft ABS	(1,000,000)	—	—	1,835,900	(5,600)
Common Stocks
Internet Software & Services	—	—	—	11,105	2,928
Warrants	—	—	(5,383)	—	—

Total	$(1,251,794)	$264,652	$(599,533)	$3,042,605	$(6,349)

A debt security valued at $264,652 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $594,150 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Warrants valued at $5,383 were transferred from Level 3 to Level 1 during the period ended March 31, 2017. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At March 31, 2017, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$439,742	$—	$—	$—	$274,964
ABS Home Equity	23,756	—	(427)	866	—

Total	$463,498	$—	$(427)	$866	$274,964

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$(439,742)	$274,964	$—
ABS Home Equity	(15,246)	20,635	—	29,584	394

Total	$(15,246)	$20,635	$(439,742)	$304,548	$394

A debt security valued at $439,742 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $20,635 was transferred from Level 2 to Level 3 during the period ended March 31, 2017. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Student Loan	$400,000	$—	$—	$—	$—
Agency Commercial Mortgage-Backed Securities	11,781,022	—	(1,408,102)	1,112,724	—
Collateralized Mortgage Obligations	1,488,611	—	(25,881)	33,138	—
Non-Agency Commercial Mortgage-Backed Securities	3,037,018	—	(3,950)	6,932	—

Total	$16,706,651	$—	$(1,437,933)	$1,152,794	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
ABS Student Loan	$—	$—	$(400,000)	$—	$—
Agency Commercial Mortgage-Backed Securities	(7,822,789)	—	—	3,662,855	(6,912)
Collateralized Mortgage Obligations	(464,343)	—	(712,724)	318,801	3,459
Non-Agency Commercial Mortgage-Backed Securities	(3,040,000)	—	—	—	—

Total	$(11,327,132)	$—	$(1,112,724)	$3,981,656	$(3,453)

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

A debt security valued at $400,000 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $712,724 were transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At March 31, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that High Income Fund used during the period include forward foreign currency contracts.

High Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2017, High Income Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for High Income Fund as of March 31, 2017, as reflected within the Statements of Assets and Liabilities:

Liability	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,223)

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2017, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$12,717

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(1,456)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2017:

High Income Fund	Forwards
Average Notional Amount Outstanding	0.11%
Highest Notional Amount Outstanding	0.11%
Lowest Notional Amount Outstanding	0.10%
Notional Amount Outstanding as of March 31, 2017	0.10%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure

|  86

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2017, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(1,223)	$—	$(1,223)	$—	$(1,223)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts.

87  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$—	$—

5.  Purchases and Sales of Securities.   For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$3,453,111	$3,449,467	$20,826,051	$24,987,985
Intermediate Duration Bond Fund	69,083,031	82,620,523	128,757,123	90,970,726
Limited Term Government and Agency Fund	509,208,272	602,722,440	8,015,001	49,883,533

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
High Income Fund	0.6000%	0.6000%	0.6000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

|  88

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
High Income Fund	1.10%	1.85%	0.80%	0.85%
Intermediate Duration Bond Fund	0.65%	1.40%	—	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
High Income Fund	$508,152	—	$508,152	0.60%	0.60%
Intermediate Duration Bond Fund	210,492	68,944	141,548	0.25%	0.17%
Limited Term Government and Agency Fund	1,564,397	—	1,564,397	0.36%	0.36%

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class Y	Total
High Income Fund	$13,248	$4,612	$46,671	$64,531
Limited Term Government and Agency Fund	9,010	1,327	7,732	18,069

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2018.

No expenses were recovered for any of the Funds during the six months ended March 31, 2017 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) (effective August 31, 2016 for Intermediate Duration Bond Fund), and a Distribution and Service Plan relating to each Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
High Income Fund	$42,602	$15,052	$45,155
Intermediate Duration Bond Fund	24,542	3,785	11,355
Limited Term Government and Agency Fund	514,454	81,065	243,193

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$37,866
Intermediate Duration Bond Fund	37,647
Limited Term Government and Agency Fund	191,868

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$92,824
Intermediate Duration Bond Fund	32,615
Limited Term Government and Agency Fund	233,725

As of March 31, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$2,007
Intermediate Duration Bond Fund	926
Limited Term Government and Agency Fund	5,554

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2017 were as follows:

Fund	Commissions
High Income Fund	$1,526
Limited Term Government and Agency Fund	12,637

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2017, Natixis US held shares of Intermediate Duration Bond representing less than 0.01% of the Fund’s net assets. Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Fund’s net assets:

Fund	Retirement Plan
Intermediate Duration Bond	1.05%
Limited Term Government and Agency Fund	0.53%

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the High Income Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2017, NGAM Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
High Income Fund	$47
Limited Term Government and Agency Fund	16

93  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
High Income Fund	$21,177	$7,481	$47	$76,571
Intermediate Duration Bond	31,404	4,230	—	662
Limited Term Government and Agency Fund	188,288	29,611	16	174,423

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income	3	27.15%
Intermediate Duration Bond	5	41.41%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

95  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,857,162	$7,876,340	5,509,748	$22,242,447
Issued in connection with the reinvestment of distributions	169,106	715,844	299,177	1,169,586
Redeemed	(1,786,950)	(7,562,340)	(7,071,447)	(28,018,252)

Net change	239,318	$1,029,844	(1,262,522)	$(4,606,219)

Class B(a)
Issued in connection with the reinvestment of distributions	—	—	4	17
Redeemed	—	—	(623)	(2,485)

Net change	—	$—	(619)	$(2,468)

Class C
Issued from the sale of shares	371,106	$1,572,763	799,861	$3,141,922
Issued in connection with the reinvestment of distributions	51,235	217,356	88,851	345,998
Redeemed	(474,817)	(2,015,122)	(1,144,474)	(4,485,915)

Net change	(52,476)	$(225,003)	(255,762)	$(997,995)

Class N(b)
Issued from the sale of shares	241	$1,000	—	$—
Issued in connection with the reinvestment of distributions	4	18	—	—

Net change	245	$1,018	—	$—

Class Y
Issued from the sale of shares	6,038,074	$25,606,940	14,901,804	$58,204,609
Issued in connection with the reinvestment of distributions	649,312	2,741,023	1,041,928	4,056,961
Redeemed	(7,487,070)	(31,538,553)	(14,689,863)	(57,325,101)

Net change	(799,684)	$(3,190,590)	1,253,869	$4,936,469

Increase (decrease) from capital share transactions	(612,597)	$(2,384,731)	(265,034)	$(670,213)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.
(b)	From commencement of Class operations on November 30, 2016 through March 31, 2017.

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Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	283,000	$2,905,875	525,035	$5,443,679
Issued in connection with the reinvestment of distributions	31,883	325,508	43,720	453,187
Redeemed	(163,947)	(1,687,142)	(505,357)	(5,247,036)

Net change	150,936	$1,544,241	63,398	$649,830

Class C*
Issued from the sale of shares	14,096	$144,076	293,283	$3,088,274
Issued in connection with the reinvestment of distributions	3,940	40,185	— (a)	1

Net change	18,036	$184,261	293,283	$3,088,275

Class Y
Issued from the sale of shares	3,091,874	$31,797,923	7,746,460	$80,334,377
Issued in connection with the reinvestment of distributions	204,120	2,083,435	231,356	2,401,500
Redeemed	(1,498,101)	(15,319,843)	(1,681,603)	(17,455,864)
Redeemed in-kind (Note 12)	—	—	(1,574,765)	(16,409,056)

Net change	1,797,893	$18,561,515	4,721,448	$48,870,957

Increase (decrease) from capital share transactions	1,966,865	$20,290,017	5,078,129	$52,609,062

*	From commencement of operations on August 31, 2016 through September 30, 2016 for Class C shares.
(a)	Amount rounds to less than one share.

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,316,852	$26,383,219	23,688,131	$272,639,541
Issued in connection with the reinvestment of distributions	244,667	2,784,337	418,361	4,816,572
Redeemed	(8,773,249)	(99,734,041)	(15,575,978)	(179,339,659)

Net change	(6,211,730)	$(70,566,485)	8,530,514	$98,116,454

Class B(a)
Issued from the sale of shares	—	$—	1,448	$16,709
Issued in connection with the reinvestment of distributions	—	—	426	4,887
Redeemed	—	—	(230,595)	(2,644,555)

Net change	—	$—	(228,721)	$(2,622,959)

Class C
Issued from the sale of shares	652,132	$7,428,211	4,330,687	$49,825,855
Issued in connection with the reinvestment of distributions	16,165	184,042	29,632	341,361
Redeemed	(2,146,045)	(24,426,057)	(3,475,708)	(40,028,796)

Net change	(1,477,748)	$(16,813,804)	884,611	$10,138,420

97  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
Limited Term Government and Agency Fund (continued)	Shares	Amount	Shares	Amount
Class N(b)
Issued from the sale of shares	139,693	$1,591,100	—	$—
Issued in connection with the reinvestment of distributions	224	2,547	—	—
Redeemed	(372)	(4,219)	—	—

Net change	139,545	$1,589,428	—	$—

Class Y
Issued from the sale of shares	7,036,891	$80,345,028	22,122,240	$255,439,801
Issued in connection with the reinvestment of distributions	213,666	2,438,564	391,770	4,524,155
Redeemed	(10,610,129)	(121,182,132)	(24,037,266)	(277,502,192)

Net change	(3,359,572)	$(38,398,540)	(1,523,256)	$(17,538,236)

Increase (decrease) from capital share transactions	(10,909,505)	$(124,189,401)	7,663,148	$88,093,679

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.
(b)	From commencement of Class operations on February 1, 2017 through March 31, 2017.

12.   Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 25, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 25, 2017